UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Build America Bond Fund
Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Floating-Rate Fund
Eaton Vance Global Dividend Income Fund (formerly, Eaton Vance Dividend Income Fund)
Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Global Macro Absolute Return Fund (formerly, Eaton Vance Global Macro Fund)
Eaton Vance Government Obligations Fund
Eaton Vance High Income Opportunities Fund
Eaton Vance International Equity Fund
Eaton Vance International Multi-Market Local Income Fund (formerly, Eaton Vance International Income Fund)
Eaton Vance Low Duration Fund
Eaton Vance Multi-Strategy Absolute Return Fund (formerly, Eaton Vance Diversified Income Fund)
Eaton Vance Parametric Structured Emerging Markets Fund (formerly, Eaton Vance Structured Emerging Markets Fund)
Eaton Vance Strategic Income Fund
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed Global Dividend Income Fund (formerly, Eaton Vance Tax-Managed Dividend Income Fund)
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund
Eaton Vance U.S. Government Money Market Fund

Eaton Vance U.S. Government Money Market Fund	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Government-Backed Corporate Bonds(1) — 0.6%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 0.6%
$1,000	Citibank, 0.303%, 7/12/11(2)	$1,000,619
500	JPMorgan Chase & Co., 0.433%, 4/1/11(2)	500,202

		$1,500,821

Total Government-Backed Corporate Bonds (amortized cost $1,500,821)		$1,500,821

U.S. Government Agency Obligations — 72.4%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Bank:
$1,005	0.21%, 3/14/11	$1,004,988
2,890	1.625%, 3/16/11	2,893,768
1,500	0.25%, 5/27/11(2)	1,500,000
3,900	0.25%, 5/27/11(2)	3,899,366
670	0.27%, 5/27/11(2)	670,000
1,350	0.40%, 10/3/11	1,350,000
1,500	0.40%, 11/18/11	1,500,000
2,000	0.29%, 12/16/11(2)	2,000,000
2,000	0.50%, 12/29/11	2,000,000
2,500	0.27%, 1/24/12(2)	2,500,000
7,090	Discount Note, 0.15%, 2/2/11	7,089,970
5,346	Discount Note, 0.175%, 2/2/11	5,345,974
3,194	Discount Note, 0.15%, 2/4/11	3,193,960
4,104	Discount Note, 0.155%, 2/11/11	4,103,823
3,193	Discount Note, 0.16%, 3/2/11	3,192,588
1,074	Discount Note, 0.16%, 3/11/11	1,073,819
4,545	Discount Note, 0.165%, 3/16/11	4,544,104
15,000	Discount Note, 0.175%, 3/16/11	14,996,865
5,000	Discount Note, 0.165%, 3/23/11	4,998,854
3,672	Discount Note, 0.175%, 4/8/11	3,670,822
496	Discount Note, 0.17%, 4/15/11	495,829
3,900	Discount Note, 0.18%, 4/15/11	3,898,576
1,000	Discount Note, 0.19%, 5/11/11	999,478

		$76,922,784

	Federal Home Loan Mortgage Corp.:
$1,610	0.363%, 4/1/11(2)	$1,610,550
500	0.216%, 8/5/11(2)	500,233
1,850	0.16%, 11/9/11(2)	1,848,699
4,000	0.17%, 1/25/12(2)	3,996,810
295	Discount Note, 0.19%, 2/8/11	294,989
2,000	Discount Note, 0.20%, 2/15/11	1,999,844
1,100	Discount Note, 0.155%, 2/18/11	1,099,919
2,500	Discount Note, 0.16%, 2/22/11	2,499,767
2,500	Discount Note, 0.145%, 2/24/11	2,499,768
6,100	Discount Note, 0.16%, 3/7/11	6,099,078
1,909	Discount Note, 0.165%, 3/7/11	1,908,703
7,500	Discount Note, 0.17%, 3/8/11	7,498,760
3,088	Discount Note, 0.17%, 4/4/11	3,087,096
1,500	Discount Note, 0.18%, 4/18/11	1,499,430
1,934	Discount Note, 0.17%, 4/21/11	1,933,279

1

Principal
Amount
(000’s omitted)	Security	Value
$2,500	Discount Note, 0.19%, 5/2/11	$2,498,812
3,989	Discount Note, 0.18%, 5/3/11	3,987,185
4,600	Discount Note, 0.18%, 5/9/11	4,597,769
10,007	Discount Note, 0.18%, 5/23/11	10,001,446
255	Discount Note, 0.23%, 8/17/11	254,679

		$59,716,816

	Federal National Mortgage Association:
$2,500	4.50%, 2/15/11	$2,503,940
580	0.166%, 5/13/11(2)	579,847
853	Discount Note, 0.17%, 2/1/11	853,000
2,100	Discount Note, 0.15%, 2/2/11	2,099,991
9,308	Discount Note, 0.18%, 2/9/11	9,307,628
6,429	Discount Note, 0.17%, 2/14/11	6,428,605
1,207	Discount Note, 0.12%, 2/17/11	1,206,936
1,500	Discount Note, 0.29%, 2/17/11	1,499,807
5,000	Discount Note, 0.17%, 3/1/11	4,999,339
3,250	Discount Note, 0.18%, 4/6/11	3,248,960
700	Discount Note, 0.19%, 4/11/11	699,745
900	Discount Note, 0.19%, 4/13/11	899,663
2,157	Discount Note, 0.18%, 4/25/11	2,156,105
3,683	Discount Note, 0.19%, 4/26/11	3,681,367
1,001	Discount Note, 0.19%, 5/16/11	1,000,451
50	Discount Note, 0.32%, 8/1/11	49,920

		$41,215,304

Total U.S. Government Agency Obligations (amortized cost $177,854,904)		$177,854,904

U.S. Treasury Obligations — 27.0%

Principal
Amount
(000’s omitted)	Security	Value
$3,984	U.S. Treasury Bill, 0.155%, 2/3/11	$3,983,966
2,500	U.S. Treasury Bill, 0.175%, 2/3/11	2,499,976
8,953	U.S. Treasury Bill, 0.15%, 2/17/11	8,952,403
5,775	U.S. Treasury Bill, 0.17%, 3/10/11	5,773,991
15,000	U.S. Treasury Bill, 0.157%, 3/17/11	14,997,122
684	U.S. Treasury Bill, 0.17%, 4/7/11	683,790
3,570	U.S. Treasury Bill, 0.148%, 4/14/11	3,568,943
4,895	U.S. Treasury Bill, 0.153%, 4/21/11	4,893,356
10,000	U.S. Treasury Bill, 0.163%, 5/12/11	9,995,486
10,000	U.S. Treasury Bill, 0.185%, 6/23/11	9,992,703
1,000	U.S. Treasury Bill, 0.195%, 7/28/11	999,041

Total U.S. Treasury Obligations (amortized cost $66,340,777)		$66,340,777

Total Investments — 100.0% (amortized cost $245,696,502)(3)		$245,696,502

Other Assets, Less Liabilities — 0.0%(4)		$(31,235)

Net Assets — 100.0%		$245,665,267

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Bonds are guaranteed by the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program. The program provides for the payment of principal and interest by the FDIC in the event of default by the issuer through the earlier of the maturity date of the bond or December 31, 2012, the expiration date of the program.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(3)	Cost for federal income taxes is the same.

(4)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at January 31, 2011.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Government-Backed Corporate Bonds	$—	$1,500,821	$—	$1,500,821
U.S. Government Agency Obligations	—	177,854,904	—	177,854,904
U.S. Treasury Obligations	—	66,340,777	—	66,340,777

Total	$—	$245,696,502	$—	$245,696,502

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of January 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2011, the Fund owned 1.5% of Tax-Managed Growth Portfolio’s outstanding interests, 5.8% of Tax-Managed Value Portfolio’s outstanding interests, 51.3% of Tax-Managed International Equity Portfolio’s outstanding interests, 44.0% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 19.7% of Tax-Managed Small-Cap Portfolio’s outstanding interests, 48.0% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests and 38.2% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Tax-Managed Growth Portfolio (identified cost, $137,172,434)	$133,605,300	26.7%

Tax-Managed Value Portfolio (identified cost, $77,195,064)	123,020,554	24.6

Tax-Managed International Equity Portfolio (identified cost, $72,292,484)	80,382,584	16.1

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $44,990,813)	54,375,061	10.9

Tax-Managed Small-Cap Portfolio (identified cost, $32,586,835)	37,236,472	7.4

Tax-Managed Small-Cap Value Portfolio (identified cost, $29,401,325)	37,195,890	7.4

Tax-Managed Mid-Cap Core Portfolio (identified cost, $20,821,814)	35,497,027	7.1

Total Investments in Affiliated Portfolios (identified cost, $414,460,769)	$501,312,888	100.2%

Other Assets, Less Liabilities	$(1,007,104)	(0.2)%

Net Assets	$500,305,784	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2011 and October 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Multi-Strategy Absolute Return Fund as of January 31, 2011 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2011, the Fund owned 0.6% of Boston Income Portfolio’s outstanding interests, 1.2% of Floating Rate Portfolio’s outstanding interests, 8.3% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 0.5% of Global Macro Portfolio’s outstanding interests, 0.5% of Government Obligations Portfolio’s outstanding interests, 2.8% of Investment Portfolio’s outstanding interests, 4.1% of Large-Cap Core Research Portfolio’s outstanding interests and 97.5% of Multi-Sector Option Strategy Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Boston Income Portfolio (identified cost, $24,395,099)	$17,588,148	4.5%

Floating Rate Portfolio (identified cost, $99,923,637)	$97,601,545	24.8%

Global Macro Absolute Return Advantage Portfolio (identified cost, $48,315,834)	$48,151,222	12.2%

Global Macro Portfolio (identified cost, $45,784,121)	$48,298,468	12.3%

Government Obligations Portfolio (identified cost, $945,209)	$5,773,653	1.5%

Investment Portfolio (identified cost, $13,997,055)	$14,349,572	3.6%

Large-Cap Core Research Portfolio (identified cost, $8,592,778)	$9,236,219	2.3%

Multi-Sector Option Strategy Portfolio (identified cost, $145,966,270)	$149,281,758	37.9%

Total Investments in Affiliated Portfolios (identified cost $387,920,003)	$390,280,585	99.1%

Other Assets, Less Liabilities	$3,675,375	0.9%

Net Assets	$393,955,960	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2011 and October 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Global Dividend Income Fund as of January 31, 2011 (Unaudited)

Eaton Vance Global Dividend Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $438,063,798 and the Fund owned 97.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Dividend Income Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Aerospace & Defense — 2.3%
General Dynamics Corp.	140,000	$10,556,000

		$10,556,000

Beverages — 0.9%
PepsiCo, Inc.	65,000	$4,180,150

		$4,180,150

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	38,000	$6,217,560
Invesco, Ltd.	130,000	3,216,200

		$9,433,760

Chemicals — 1.3%
Air Liquide SA	45,800	$5,713,714

		$5,713,714

Commercial Banks — 6.3%
HSBC Holdings PLC ADR	142,000	$7,758,880
PNC Financial Services Group, Inc.	131,000	7,860,000
U.S. Bancorp	302,907	8,178,489
Wells Fargo & Co.	145,000	4,700,900

		$28,498,269

Communications Equipment — 2.0%
Telefonaktiebolaget LM Ericsson, Class B	715,000	$8,815,102

		$8,815,102

Computers & Peripherals — 1.8%
Hewlett-Packard Co.	180,000	$8,224,200

		$8,224,200

Construction & Engineering — 2.4%
Vinci SA	190,000	$10,970,127

		$10,970,127

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	50,000	$2,247,000

		$2,247,000

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	172,530	$4,748,026
France Telecom SA	200,000	4,362,025
Frontier Communications Corp.	421,272	3,863,064
Verizon Communications, Inc.	151,109	5,382,503

		$18,355,618

Electric Utilities — 1.3%
American Electric Power Co., Inc.	170,000	$6,065,600

		$6,065,600

Energy Equipment & Services — 3.8%
Schlumberger, Ltd.	140,559	$12,508,345
Seadrill, Ltd.	135,000	4,446,083

		$16,954,428

Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	152,800	$8,567,496

		$8,567,496

1

Security	Shares	Value
Food Products — 2.2%
Nestle SA	187,587	$10,134,532

		$10,134,532

Health Care Equipment & Supplies — 1.6%
Covidien PLC	152,400	$7,234,428

		$7,234,428

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	100,000	$4,471,000
McDonald’s Corp.	136,400	10,048,588

		$14,519,588

Household Durables — 1.6%
Whirlpool Corp.	83,000	$7,096,500

		$7,096,500

Household Products — 1.8%
Henkel AG & Co. KGaA, PFC Shares	135,000	$8,213,884

		$8,213,884

Independent Power Producers & Energy Traders — 1.4%
International Power PLC	900,000	$6,084,030

		$6,084,030

Industrial Conglomerates — 1.4%
Siemens AG	50,000	$6,409,677

		$6,409,677

Insurance — 5.2%
MetLife, Inc.	125,000	$5,721,250
Progressive Corp.	75,000	1,485,750
Prudential Financial, Inc.	140,000	8,611,400
Zurich Financial Services AG	28,000	7,655,650

		$23,474,050

IT Services — 5.2%
Accenture PLC, Class A	201,000	$10,345,470
International Business Machines Corp.	79,781	12,924,522

		$23,269,992

Media — 1.3%
Walt Disney Co. (The)	150,000	$5,830,500

		$5,830,500

Metals & Mining — 5.5%
BHP Billiton, Ltd. ADR	135,000	$12,019,050
Southern Copper Corp.	190,000	8,515,800
Vale SA ADR	120,000	4,179,600

		$24,714,450

Multi-Utilities — 4.0%
CMS Energy Corp.	275,000	$5,362,500
National Grid PLC	250,000	2,217,176
PG&E Corp.	100,000	4,628,000
United Utilities Group PLC	650,000	5,658,133

		$17,865,809

Multiline Retail — 1.9%
Target Corp.	158,817	$8,707,936

		$8,707,936

Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	53,300	$5,059,769
Exxon Mobil Corp.	53,529	4,318,720

2

Security	Shares	Value
Occidental Petroleum Corp.	43,160	$4,172,709
Royal Dutch Shell PLC, Class A	275,000	9,688,674
Total SA	180,000	10,532,933

		$33,772,805

Pharmaceuticals — 9.4%
Abbott Laboratories	158,000	$7,135,280
AstraZeneca PLC	185,000	9,031,410
Johnson & Johnson	116,785	6,980,239
Merck & Co., Inc.	167,307	5,549,573
Novartis AG ADR	150,000	8,379,000
Pfizer, Inc.	295,000	5,374,900

		$42,450,402

Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	175,000	$3,120,250

		$3,120,250

Road & Rail — 4.4%
Canadian Pacific Railway, Ltd.	150,000	$10,069,500
Norfolk Southern Corp.	40,000	2,447,600
Union Pacific Corp.	75,000	7,097,250

		$19,614,350

Software — 3.0%
Microsoft Corp.	310,000	$8,594,750
Oracle Corp.	150,000	4,804,500

		$13,399,250

Tobacco — 2.3%
Philip Morris International, Inc.	182,845	$10,466,048

		$10,466,048

Wireless Telecommunication Services — 2.5%
Vodafone Group PLC	4,000,000	$11,226,396

		$11,226,396

Total Common Stocks (identified cost $348,770,597)		$436,186,341

Preferred Stocks — 1.0%

Security	Shares	Value
Commercial Banks — 0.5%
Bank of America Corp., 8.125%(1)	350	$369,399
Barclays Bank PLC, 7.434%(1)(2)	100	99,230
BBVA International SA Unipersonal, 5.919%(1)	120	93,045
Credit Agricole SA/London, 6.637%(1)(2)	115	101,068
Farm Credit Bank of Texas, Series I, 10.00%	225	238,219
JPMorgan Chase & Co., 7.90%(1)	350	385,670
KeyCorp Capital X, 8.00%	15,000	389,250
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	190	136,325
Morgan Stanley Capital Trust III, 6.25%	6,000	139,680
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	109,750
Wells Fargo & Co., Class A, 7.50%	305	317,962

		$2,379,598

Insurance — 0.2%
Aegon NV, 6.375%	5,000	$107,700
AXA SA, 6.379%(1)(2)	25	22,773
AXA SA, 6.463%(1)(2)	95	84,885
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	130,550

3

Security	Shares	Value
ING Capital Funding Trust III, 3.903%(1)	110	$105,510
RenaissanceRe Holdings, Ltd., Series C, 6.08%	17,000	396,780

		$848,198

Real Estate Investment Trusts (REITs) — 0.3%
CapLease, Inc., Series A, 8.125%	13,000	$325,455
Developers Diversified Realty Corp., Series I, 7.50%	15,000	352,200
Regency Centers Corp., Series C, 7.45%	15,000	378,750
Vornado Realty, LP, 7.875%	7,000	188,160

		$1,244,565

Total Preferred Stocks (identified cost $4,197,302)		$4,472,361

Corporate Bonds & Notes — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 0.4%
American Express Co., 6.80% to 9/1/16, 9/1/66(1)(4)	$350	$353,063
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(4)(5)	350	367,062
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(4)(5)	400	395,000
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(4)	400	384,214

		$1,499,339

Diversified Financial Services — 0.1%
General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(4)	$330	$334,537

		$334,537

Insurance — 0.1%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(4)(5)	$250	$347,782
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(4)	250	228,450

		$576,232

Pipelines — 0.0%(6)
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(4)	$110	$109,694

		$109,694

Total Corporate Bonds & Notes (identified cost $2,234,654)		$2,519,802

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(7)	$6,963	$6,963,324

Total Short-Term Investments (identified cost $6,963,324)		$6,963,324

Total Investments — 99.9% (identified cost $362,165,877)		$450,141,828

Other Assets, Less Liabilities — 0.1%		$608,959

Net Assets — 100.0%		$450,750,787

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $444,281 or 0.1% of the Portfolio’s net assets.

(3)		Non-income producing security.

(4)		Security converts to floating rate after the indicated fixed-rate coupon period.

(5)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(6)		Amount is less than 0.05%.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $3,034.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	68.4%	$308,119,088
United Kingdom	9.8	44,015,569
France	7.0	31,578,799
Switzerland	3.9	17,790,182
Germany	3.2	14,623,561
Ireland	2.3	10,345,470
Sweden	2.0	8,815,102
Bermuda	1.7	7,662,283
Cayman Islands	0.1	228,450

Long-Term Investments	98.4%	$443,178,504
Short-Term Investments		$6,963,324

Total Investments		$450,141,828

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$368,381,327

Gross unrealized appreciation	$82,161,878
Gross unrealized depreciation	(401,377)

Net unrealized appreciation	$81,760,501

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$36,154,524	$—		$—	$36,154,524
Consumer Staples	23,213,694	18,348,416		—	41,562,110
Energy	26,059,543	24,667,690		—	50,727,233
Financials	59,117,679	7,655,650		—	66,773,329
Health Care	40,653,420	9,031,410		—	49,684,830
Industrials	36,580,027	10,970,127		—	47,550,154
Information Technology	44,893,442	8,815,102		—	53,708,544
Materials	24,714,450	5,713,714		—	30,428,164
Telecommunication Services	13,993,593	15,588,421		—	29,582,014
Utilities	16,056,100	13,959,339		—	30,015,439

Total Common Stocks	$321,436,472	$114,749,869	*	$—	$436,186,341

Preferred Stocks
Financials	$2,836,237	$1,636,124		$—	$4,472,361

Total Preferred Stocks	$2,836,237	$1,636,124		$—	$4,472,361

Corporate Bonds & Notes	$—	$2,519,802		$—	$2,519,802
Short-Term Investments	—	6,963,324		—	6,963,324

Total Investments	$324,272,709	$125,869,119		$—	$450,141,828

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Emerging Markets Local Income Fund as of January 31, 2011 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $395,025,620 and the Fund owned 72.2% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio	as of January 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 63.5%

	Principal
Security	Amount		Value
Albania — 0.2%
Republic of Albania, 7.50%, 11/4/15	EUR	1,000,000	$1,303,500

Total Albania			$1,303,500

Bermuda — 0.2%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$943,356

Total Bermuda			$943,356

Brazil — 5.1%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	457,177	$269,885
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,613,506
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	3,250,000	1,861,143
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	20,289,000	11,359,854
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	10,405,000	5,541,599
Nota Do Tesouro Nacional, 10.00%, 1/1/21	BRL	9,400,000	4,773,779
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	372,867

Total Brazil			$27,792,633

Chile — 1.4%
Government of Chile, 2.10%, 9/1/15(2)	CLP	85,908,040	$173,160
Government of Chile, 3.00%, 1/1/15(2)	CLP	751,695,350	1,572,400
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	140,271
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	4,666,117
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	915,727

Total Chile			$7,467,675

Colombia — 4.4%
Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$5,292,049
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	5,203,479
Republic of Colombia, 12.00%, 10/22/15	COP	15,960,000,000	10,737,722
Titulos De Tesoreria B, 9.25%, 8/15/12	COP	1,749,800,000	1,001,877
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	3,000,000,000	1,643,704

Total Colombia			$23,878,831

Congo — 0.1%
Republic of Congo, 3.00%, 6/30/29	USD	756,200	$457,501

Total Congo			$457,501

Costa Rica — 0.0%(3)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	52,027,144	$78,776
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	5,844,936	10,524

Total Costa Rica			$89,300

Dominican Republic — 0.5%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$1,066,256
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	67,800,000	1,886,913

Total Dominican Republic			$2,953,169

1

	Principal
Security	Amount		Value
Egypt — 0.1%
Arab Republic of Egypt, 8.75%, 7/18/12(1)(5)	EGP	1,690,000	$266,434

Total Egypt			$266,434

Georgia — 0.1%
Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$293,300

Total Georgia			$293,300

Greece — 0.0%(3)
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$242,422

Total Greece			$242,422

Hungary — 7.4%
Hungary Government Bond, 5.50%, 2/12/14	HUF	1,525,600,000	$7,358,735
Hungary Government Bond, 5.50%, 2/12/16	HUF	862,500,000	4,038,050
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,681,011
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	875,916
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,764,219
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	3,952,362
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	7,674,108
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	5,517,229
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,627,299
Hungary Government Bond, 7.50%, 10/24/13	HUF	452,000,000	2,309,401
Hungary Government Bond, 7.50%, 11/12/20	HUF	256,300,000	1,298,479
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	310,814

Total Hungary			$40,407,623

Indonesia — 8.8%
Indonesia Government, 7.375%, 9/15/16	IDR	43,648,000,000	$4,677,046
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	501,192
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,404,857
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,007,094
Indonesia Government, 9.00%, 9/15/18	IDR	42,550,000,000	4,824,769
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	3,902,379
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	3,914,813
Indonesia Government, 9.50%, 7/15/31	IDR	25,804,000,000	2,705,741
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	2,992,918
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,220,238
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,515,805
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	948,431
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	2,525,997
Indonesia Government, 10.50%, 8/15/30	IDR	24,610,000,000	2,818,536
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,216,733
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	1,842,567
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,003,967
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,032,045
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,255,897

Total Indonesia			$48,311,025

Israel — 0.1%
Israel Government Bond, 3.00%, 10/31/19(2)	ILS	565,068	$165,590
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	1,433,775	452,890

Total Israel			$618,480

2

	Principal
Security	Amount		Value
Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$361,545

Total Macedonia			$361,545

Malaysia — 5.3%
Malaysian Government, 2.509%, 8/27/12	MYR	3,800,000	$1,232,444
Malaysian Government, 3.21%, 5/31/13	MYR	5,925,000	1,938,173
Malaysian Government, 3.502%, 5/31/27	MYR	4,125,000	1,203,085
Malaysian Government, 3.70%, 5/15/13	MYR	6,355,000	2,101,399
Malaysian Government, 3.741%, 2/27/15	MYR	24,076,000	7,958,260
Malaysian Government, 3.756%, 4/28/11	MYR	10,900,000	3,572,644
Malaysian Government, 4.012%, 9/15/17	MYR	9,770,000	3,249,946
Malaysian Government, 4.24%, 2/7/18	MYR	15,775,000	5,309,670
Malaysian Government, 4.378%, 11/29/19	MYR	3,750,000	1,262,807
Malaysian Government, 4.498%, 4/15/30	MYR	3,480,000	1,121,178

Total Malaysia			$28,949,606

Mexico — 4.4%
Government of Mexico, 7.25%, 12/15/16	MXN	20,800,000	$1,771,198
Government of Mexico, 7.50%, 6/3/27	MXN	30,480,000	2,443,224
Government of Mexico, 7.75%, 12/14/17	MXN	9,500,000	827,520
Government of Mexico, 8.00%, 12/19/13	MXN	35,400,000	3,089,914
Government of Mexico, 8.00%, 6/11/20	MXN	21,018,000	1,836,368
Government of Mexico, 8.50%, 12/13/18	MXN	6,832,600	618,256
Government of Mexico, 8.50%, 11/18/38	MXN	16,600,000	1,409,614
Government of Mexico, 9.00%, 12/20/12	MXN	39,000,000	3,428,374
Government of Mexico, 9.50%, 12/18/14	MXN	23,060,000	2,120,661
Government of Mexico, 10.00%, 12/5/24	MXN	44,710,000	4,453,678
Government of Mexico, 10.00%, 11/20/36	MXN	23,470,000	2,325,138

Total Mexico			$24,323,945

Montenegro — 0.5%
Republic of Montenegro, 7.875%, 9/14/15	EUR	2,000,000	$2,858,101

Total Montenegro			$2,858,101

Pakistan — 0.1%
Republic of Pakistan, 7.125%, 3/31/16(6)	USD	896,000	$771,488

Total Pakistan			$771,488

Peru — 2.1%
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	$1,003,776
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	879,977
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	753,646
Republic of Peru, 7.84%, 8/12/20	PEN	7,570,000	3,119,824
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	465,707
Republic of Peru, 8.20%, 8/12/26	PEN	4,950,000	2,119,922
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,264,297
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	762,963

Total Peru			$11,370,112

Philippines — 1.1%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,168,274
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,092,821

Total Philippines			$6,261,095

3

	Principal
Security	Amount		Value
Poland — 1.0%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,800,728	$640,821
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	701,225
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,191,015
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,780,491
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,031,313

Total Poland			$5,344,865

South Africa — 5.5%
Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	6,016,921	$857,903
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	6,129,295	842,999
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	3,189,788	446,444
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	2,913,584	528,682
Republic of South Africa, 6.25%, 3/31/36	ZAR	22,825,000	2,397,137
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,577,343
Republic of South Africa, 7.00%, 2/28/31	ZAR	12,700,000	1,480,437
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	3,880,579
Republic of South Africa, 7.50%, 1/15/14	ZAR	5,070,000	708,665
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,691,965
Republic of South Africa, 8.75%, 12/21/14	ZAR	10,290,000	1,481,076
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,861,372
Republic of South Africa, 13.50%, 9/15/15	ZAR	24,525,000	4,144,596

Total South Africa			$29,899,198

Sri Lanka — 0.2%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$950,000

Total Sri Lanka			$950,000

Taiwan — 0.5%
Taiwan Government Bond, 0.25%, 10/21/11	TWD	12,500,000	$429,933
Taiwan Government Bond, 0.25%, 2/10/12	TWD	74,400,000	2,556,867

Total Taiwan			$2,986,800

Thailand — 4.2%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$714,653
Kingdom of Thailand, 3.875%, 6/13/19	THB	93,235,000	3,074,845
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,077,309
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,037,591
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	3,048,612
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,434,329
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,532,737

Total Thailand			$22,920,076

Turkey — 9.2%
Turkey Government Bond, 0.00%, 4/25/12	TRY	19,569,000	$11,103,634
Turkey Government Bond, 0.00%, 8/8/12	TRY	11,410,000	6,333,974
Turkey Government Bond, 8.00%, 10/9/13	TRY	7,015,000	4,319,355
Turkey Government Bond, 10.00%, 1/9/13	TRY	8,595,000	5,519,400
Turkey Government Bond, 10.00%, 4/10/13	TRY	7,165,000	4,615,306
Turkey Government Bond, 10.00%, 6/17/15	TRY	7,800,000	4,989,511
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	4,014,640
Turkey Government Bond, 11.00%, 8/6/14	TRY	9,221,000	6,139,038
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,213,768
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	855,664
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	974,043

Total Turkey			$50,078,333

4

	Principal
Security	Amount		Value
Uruguay — 0.1%
Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	14,179,179	$812,290

Total Uruguay			$812,290

Venezuela — 0.8%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(6)	USD	6,137,000	$3,421,377
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(6)	USD	1,368,100	923,468

Total Venezuela			$4,344,845

Total Foreign Government Bonds (identified cost $352,593,014)			$347,257,548

Collateralized Mortgage Obligations — 0.9%

	Principal
Security	Amount	Value
Federal National Mortgage Association:
Series 2001-56, Class KZ, 6.50%, 10/25/31	$4,639,575	$5,142,832

Total Collateralized Mortgage Obligations (identified cost $5,248,520)		$5,142,832

Mortgage Pass-Throughs — 5.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
6.50%, with maturity at 2024	$4,749,244	$5,333,220
7.00%, with maturity at 2032	3,376,930	3,843,160
7.50%, with maturity at 2034	735,281	855,791

		$10,032,171

Federal National Mortgage Association:
2.904%, with maturity at 2035(7)(8)	$1,686,329	$1,766,265
4.447%, with maturity at 2035(7)	1,447,577	1,566,551
5.00%, with maturity at 2017	7,244,078	7,740,417
6.00%, with maturity at 2032	1,030,939	1,119,868
6.50%, with various maturities to 2033(8)	3,582,492	3,960,320
7.00%, with various maturities to 2033	2,075,143	2,356,687
8.50%, with maturity at 2032	1,201,523	1,444,705

		$19,954,813

Total Mortgage Pass-Throughs (identified cost $29,226,672)		$29,986,984

U.S. Government Agency Obligations — 1.3%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.50%, 9/13/19	$4,000,000	$4,231,828
5.25%, 12/9/22	2,700,000	2,992,035

Total U.S. Government Agency Obligations (identified cost $7,825,458)		$7,223,863

5

Precious Metals — 0.6%

	Troy
Description	Ounces	Value
Gold	2,421	$3,223,250

Total Precious Metals (identified cost $3,255,929)		$3,223,250

Currency Options Purchased — 0.0%(3)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	5,600	EUR	1.22	5/11/11	$20,364
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	149,600

Total Currency Options Purchased (identified cost $591,330)						$169,964

Put Options Purchased — 0.1%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
KOSPI 200 Index	28,650,000	KRW	205	10/13/11	$54,772
KOSPI 200 Index	28,650,000	KRW	200	10/11/12	159,205
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	22,500

Total Put Options Purchased (identified cost $547,687)					$236,477

Short-Term Investments — 23.5%

Foreign Government Securities — 17.1%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.1%
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	10,400	$5,951,318

Total Brazil			$5,951,318

Croatia — 1.9%
Croatia Treasury Bill, 0.00%, 3/31/11	EUR	440	$601,089
Croatia Treasury Bill, 0.00%, 4/7/11	EUR	525	716,971
Croatia Treasury Bill, 0.00%, 5/5/11	EUR	341	465,017
Croatia Treasury Bill, 0.00%, 6/2/11	EUR	700	952,990
Croatia Treasury Bill, 0.00%, 6/16/11	EUR	819	1,113,978
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	307	415,340
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	592	799,935
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	3,467	4,681,765
Croatia Treasury Bill, 0.00%, 9/22/11	EUR	540	728,732

Total Croatia			$10,475,817

Egypt — 1.4%
Egypt Treasury Bill, 0.00%, 5/24/11(5)	EGP	1,700	$274,710
Egypt Treasury Bill, 0.00%, 6/14/11(5)	EGP	350	56,172
Egypt Treasury Bill, 0.00%, 6/28/11(5)	EGP	10,850	1,732,959
Egypt Treasury Bill, 0.00%, 7/12/11(5)	EGP	15,750	2,503,947
Egypt Treasury Bill, 0.00%, 7/26/11(5)	EGP	12,950	2,049,345
Egypt Treasury Bill, 0.00%, 8/2/11(5)	EGP	1,900	299,964
Egypt Treasury Bill, 0.00%, 8/9/11(5)	EGP	4,700	740,281

Total Egypt			$7,657,378

6

	Principal
	Amount
Security	(000’s omitted)		Value
Georgia — 0.3%
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,500	$1,500,000

Total Georgia			$1,500,000

Hong Kong — 1.9%
Hong Kong Treasury Bill, 0.00%, 2/9/11	HKD	34,000	$4,360,823
Hong Kong Treasury Bill, 0.00%, 3/9/11	HKD	3,500	448,875
Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	34,000	4,358,956
Hong Kong Treasury Bill, 0.00%, 7/20/11	HKD	9,500	1,217,317

Total Hong Kong			$10,385,971

Iceland — 0.0%(3)
Iceland Treasury Bill, 0.00%, 2/15/11	ISK	3,129	$22,908
Iceland Treasury Bill, 0.00%, 3/15/11	ISK	12,599	91,942
Iceland Treasury Bill, 0.00%, 4/15/11	ISK	7,605	55,388

Total Iceland			$170,238

Israel — 3.9%
Israel Treasury Bill, 0.00%, 3/2/11	ILS	5,394	$1,451,680
Israel Treasury Bill, 0.00%, 4/6/11	ILS	27,948	7,505,679
Israel Treasury Bill, 0.00%, 5/4/11	ILS	4,556	1,221,238
Israel Treasury Bill, 0.00%, 6/1/11	ILS	17,435	4,663,563
Israel Treasury Bill, 0.00%, 7/6/11	ILS	1,746	465,851
Israel Treasury Bill, 0.00%, 11/2/11	ILS	22,957	6,069,472

Total Israel			$21,377,483

Kazakhstan — 1.3%
Kazakhstan National Bank, 0.00%, 3/11/11	KZT	146,100	$993,408
Kazakhstan National Bank, 0.00%, 3/18/11	KZT	86,300	586,692
Kazakhstan National Bank, 0.00%, 4/8/11	KZT	134,000	910,405
Kazakhstan National Bank, 0.00%, 4/15/11	KZT	55,581	377,530
Kazakhstan National Bank, 0.00%, 4/29/11	KZT	485,160	3,293,701
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	164,968	1,115,068

Total Kazakhstan			$7,276,804

Lebanon — 1.2%
Lebanon Treasury Bill, 0.00%, 2/3/11	LBP	239,940	$159,857
Lebanon Treasury Bill, 0.00%, 2/17/11	LBP	633,470	421,421
Lebanon Treasury Bill, 0.00%, 3/31/11	LBP	1,370,150	907,321
Lebanon Treasury Bill, 0.00%, 4/14/11	LBP	2,215,440	1,464,745
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	386,000	252,849
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	1,727,060	1,151,398
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	72,000	46,909
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	192,250	124,544
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	3,479,130	2,249,482

Total Lebanon			$6,778,526

Malaysia — 0.6%
Malaysia Treasury Bill, 0.00%, 3/2/11	MYR	6,000	$1,955,375
Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	3,612	1,170,941

Total Malaysia			$3,126,316

7

	Principal
	Amount
Security	(000’s omitted)		Value
Serbia — 0.1%
Serbia Treasury Bill, 0.00%, 12/13/11	RSD	37,420	$433,979

Total Serbia			$433,979

South Korea — 0.9%
Korea Monetary Stabilization Bond, 0.00%, 2/1/11	KRW	1,274,200	$1,136,274
Korea Monetary Stabilization Bond, 0.00%, 4/12/11	KRW	645,650	572,653
Korea Monetary Stabilization Bond, 0.00%, 4/26/11	KRW	2,487,310	2,203,287
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	637,100	563,350
Korea Monetary Stabilization Bond, 3.20%, 2/23/11	KRW	176,810	157,725
Korea Monetary Stabilization Bond, 3.40%, 3/24/11	KRW	236,190	210,798

Total South Korea			$4,844,087

Sri Lanka — 0.5%
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	15,980	$142,769
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	9,720	86,724
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	14,370	128,040
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	180,600	1,598,399
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	60,920	531,156
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	22,030	191,294

Total Sri Lanka			$2,678,382

Turkey — 0.5%
Turkey Government Bond, 0.00%, 5/11/11	TRY	285	$174,470
Turkey Government Bond, 0.00%, 11/16/11	TRY	4,630	2,727,558

Total Turkey			$2,902,028

Uruguay — 1.1%
Uruguay Treasury Bill, 0.00%, 2/10/11	UYU	6,235	$316,748
Uruguay Treasury Bill, 0.00%, 2/18/11	UYU	32,000	1,623,337
Uruguay Treasury Bill, 0.00%, 3/1/11	UYU	11,875	601,207
Uruguay Treasury Bill, 0.00%, 3/3/11	UYU	6,786	343,422
Uruguay Treasury Bill, 0.00%, 4/13/11	UYU	12,435	624,503
Uruguay Treasury Bill, 0.00%, 5/25/11	UYU	12,500	622,233
Uruguay Treasury Bill, 0.00%, 6/15/11	UYU	8,600	426,074
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	12,355	604,911
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	5,327	259,700
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	6,200	301,083
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	6,725	323,892

Total Uruguay			$6,047,110

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 3/14/11	ZMK	1,150,000	$237,007
Zambia Treasury Bill, 0.00%, 6/13/11	ZMK	1,245,000	253,074
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	1,515,000	301,767
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	2,910,000	576,805
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	2,960,000	578,136

Total Zambia			$1,946,789

Total Foreign Government Securities (identified cost $93,614,913)			$93,552,226

8

U.S. Treasury Obligations — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 2/3/11(8)	$1,000	$999,994
United States Treasury Bill, 0.00%, 7/28/11	267	266,697

Total U.S. Treasury Obligations (identified cost $1,266,649)		$1,266,691

Other Securities — 6.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(9)	$33,459	$33,458,919

Total Other Securities (identified cost $33,458,919)		$33,458,919

Total Short-Term Investments (identified cost $128,340,481)		$128,277,836

Total Investments — 95.4% (identified cost $527,629,091)		$521,518,754

Other Assets, Less Liabilities — 4.6%		$25,398,659

Net Assets — 100.0%		$546,917,413

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
ISK	-	Icelandic Krona
KRW	-	South Korean Won
KZT	-	Kazak Tenge
LBP	-	Lebanese Pound
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
THB	-	Thailand Baht
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand
ZMK	-	Zambian Kwacha

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $4,106,023 or 0.8% of the Portfolio’s net assets.
(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(3)		Amount is less than 0.05%.
(4)		Security represents a structured security whose market value and interest rate are linked to the performance of the underlying security.
(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(7)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2011.

9

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $15,031.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and principal investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2011 were $4,089,419 or 0.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investment includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/14/11	Euro 9,681,672	United States Dollar 12,555,288	Citigroup Global Markets	$(698,300)
2/14/11	Euro 1,570,000	United States Dollar 2,050,059	Goldman Sachs, Inc.	(99,171)
2/16/11	South African Rand 899,413	United States Dollar 126,857	Credit Suisse	2,031
2/24/11	Euro 189,000	United States Dollar 258,643	Goldman Sachs, Inc.	(52)
2/24/11	Euro 7,651,529	United States Dollar 10,257,564	JPMorgan Chase Bank	(215,524)
3/2/11	Israeli Shekel 3,100,000	United States Dollar 812,475	Deutsche Bank	(23,070)
3/11/11	Sri Lankan Rupee 15,980,000	United States Dollar 131,523	HSBC Bank USA	(11,999)
3/18/11	Sri Lankan Rupee 9,720,000	United States Dollar 79,869	HSBC Bank USA	(7,413)
3/21/11	Euro 158,872	United States Dollar 210,028	Goldman Sachs, Inc.	(7,365)
3/25/11	Sri Lankan Rupee 14,370,000	United States Dollar 118,711	Standard Chartered Bank	(10,301)
3/31/11	Euro 440,000	United States Dollar 593,472	HSBC Bank USA	(8,529)
4/6/11	Israeli Shekel 2,443,000	United States Dollar 656,315	Barclays Bank PLC	(1,942)
4/6/11	Israeli Shekel 2,440,000	United States Dollar 655,385	Citigroup Global Markets	(2,062)
4/6/11	Israeli Shekel 4,883,000	United States Dollar 1,312,282	Deutsche Bank	(3,422)
4/7/11	Euro 525,000	United States Dollar 703,432	HSBC Bank USA	(14,802)
4/29/11	Sri Lankan Rupee 130,200,000	United States Dollar 1,156,819	HSBC Bank USA	(10,522)
4/29/11	Sri Lankan Rupee 50,400,000	United States Dollar 447,403	Standard Chartered Bank	(4,470)
5/4/11	Israeli Shekel 1,696,000	United States Dollar 454,022	Barclays Bank PLC	(2,834)
5/4/11	Israeli Shekel 2,860,000	United States Dollar 760,032	Citigroup Global Markets	(10,375)
5/5/11	Euro 341,000	United States Dollar 446,846	HSBC Bank USA	(19,483)
6/1/11	Israeli Shekel 4,955,000	United States Dollar 1,353,271	Barclays Bank PLC	18,911

10

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
6/2/11	Euro 700,000	United States Dollar 856,310	HSBC Bank USA	$(100,531)
6/16/11	Euro 819,000	United States Dollar 1,009,999	Citigroup Global Markets	(109,252)
7/6/11	Israeli Shekel 1,746,000	United States Dollar 472,467	Deutsche Bank	2,445
7/15/11	Sri Lankan Rupee 60,920,000	United States Dollar 512,665	HSBC Bank USA	(32,279)
8/5/11	Sri Lankan Rupee 22,030,000	United States Dollar 189,505	HSBC Bank USA	(7,436)
8/25/11	Euro 307,000	United States Dollar 386,851	Deutsche Bank	(32,179)
9/8/11	Euro 592,000	United States Dollar 751,745	Citigroup Global Markets	(56,050)
9/15/11	Euro 3,467,000	United States Dollar 4,502,038	Deutsche Bank	(228,062)
9/22/11	Euro 540,000	United States Dollar 707,697	Goldman Sachs, Inc.	(28,929)
11/2/11	Israeli Shekel 19,627,000	United States Dollar 5,368,435	Barclays Bank PLC	90,587
11/2/11	Israeli Shekel 1,500,000	United States Dollar 405,351	Deutsche Bank	1,989

				$(1,630,391)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/3/11	Serbian Dinar 34,253,000	Euro 322,078	HSBC Bank USA	$7,531
2/4/11	Czech Koruna 33,337,000	Euro 1,357,060	Deutsche Bank	28,472
2/4/11	Czech Koruna 25,900,000	Euro 1,056,238	Deutsche Bank	19,495
2/4/11	Serbian Dinar 17,127,000	Euro 160,745	Standard Bank	4,111
2/4/11	South African Rand 29,700,000	United States Dollar 4,215,816	Bank of America	(86,215)
2/7/11	Czech Koruna 53,630,000	Euro 2,157,229	Barclays Bank PLC	81,303
2/7/11	Czech Koruna 46,978,208	Euro 1,888,928	HSBC Bank USA	72,228
2/7/11	Serbian Dinar 25,627,000	Euro 239,058	JPMorgan Chase Bank	7,871
2/7/11	Zambian Kwacha 2,455,000,000	United States Dollar 509,336	Citigroup Global Markets	(2,142)
2/7/11	Zambian Kwacha 791,000,000	United States Dollar 164,108	JPMorgan Chase Bank	(690)
2/7/11	Zambian Kwacha 1,567,000,000	United States Dollar 323,734	Standard Bank	3
2/7/11	Zambian Kwacha 291,600,000	United States Dollar 60,245	Standard Bank	(2)
2/7/11	Zambian Kwacha 941,000,000	United States Dollar 195,634	Standard Chartered Bank	(1,227)
2/8/11	Czech Koruna 55,600,000	Euro 2,276,916	Bank of America	28,929
2/10/11	Indian Rupee 50,040,000	United States Dollar 1,098,573	Barclays Bank PLC	(10,510)

11

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/10/11	Mexican Peso 11,903,502	United States Dollar 982,210	HSBC Bank USA	$(1,633)
2/10/11	Polish Zloty 45,772,000	Euro 11,721,983	Credit Suisse	(115,790)
2/10/11	Serbian Dinar 13,950,000	Euro 133,149	Deutsche Bank	(2)
2/10/11	Serbian Dinar 40,198,300	Euro 384,489	Deutsche Bank	(1,110)
2/10/11	South African Rand 29,480,000	United States Dollar 4,232,227	Bank of America	(137,023)
2/10/11	South Korean Won 1,168,000,000	United States Dollar 1,038,361	Credit Suisse	2,969
2/10/11	Thai Baht 615,825,000	United States Dollar 20,388,181	Citigroup Global Markets	(455,298)
2/14/11	New Turkish Lira 14,095,238	United States Dollar 8,937,441	Citigroup Global Markets	(168,464)
2/14/11	Russian Ruble 645,511,000	United States Dollar 21,082,729	HSBC Bank USA	559,624
2/14/11	Serbian Dinar 25,925,000	Euro 243,313	HSBC Bank USA	5,275
2/14/11	South Korean Won 1,350,600,000	United States Dollar 1,203,958	Standard Chartered Bank	(15)
2/14/11	Taiwan Dollar 15,840,000	United States Dollar 544,199	Barclays Bank PLC	1,415
2/15/11	Taiwan Dollar 15,020,000	United States Dollar 517,431	Credit Suisse	(52)
2/17/11	Colombian Peso 1,100,000,000	United States Dollar 590,604	Credit Suisse	(1,011)
2/18/11	Malaysian Ringgit 28,192,000	United States Dollar 9,197,742	Barclays Bank PLC	10,816
2/18/11	Serbian Dinar 19,210,000	Euro 182,154	Barclays Bank PLC	1,075
2/18/11	Serbian Dinar 43,440,000	Euro 409,429	Citigroup Global Markets	5,828
2/18/11	Serbian Dinar 19,076,000	Euro 179,877	Credit Suisse	2,446
2/18/11	Serbian Dinar 30,690,000	Euro 290,213	Deutsche Bank	2,811
2/18/11	Serbian Dinar 37,222,000	Euro 351,588	JPMorgan Chase Bank	3,947
2/18/11	Swedish Krona 13,000,000	Euro 1,448,952	Goldman Sachs, Inc.	30,921
2/22/11	Indian Rupee 96,573,000	United States Dollar 2,107,660	Standard Chartered Bank	(13,256)
2/22/11	Indonesian Rupiah 5,891,800,000	United States Dollar 644,899	Citigroup Global Markets	3,101
2/22/11	Norwegian Krone 14,564,882	Euro 1,839,534	HSBC Bank USA	1,432
2/24/11	Indonesian Rupiah 22,000,000,000	United States Dollar 2,409,903	Standard Chartered Bank	8,553
2/24/11	Malaysian Ringgit 18,037,500	United States Dollar 5,897,499	Barclays Bank PLC	(5,779)
2/24/11	Malaysian Ringgit 18,037,500	United States Dollar 5,897,692	Goldman Sachs, Inc.	(5,972)
2/24/11	Russian Ruble 62,400,000	United States Dollar 2,081,388	Barclays Bank PLC	9,162
2/24/11	Thai Baht 331,700,000	United States Dollar 10,843,945	JPMorgan Chase Bank	(107,511)
2/28/11	Czech Koruna 34,902,000	Euro 1,438,961	Goldman Sachs, Inc.	5,076

12

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/28/11	Swedish Krona 31,216,800	Euro 3,475,794	Standard Chartered Bank	$77,843
2/28/11	Thai Baht 64,200,000	United States Dollar 2,127,237	Credit Suisse	(49,215)
2/28/11	Thai Baht 84,000,000	United States Dollar 2,725,945	Standard Chartered Bank	(7,038)
3/2/11	Brazilian Real 36,460,000	United States Dollar 21,688,180	Goldman Sachs, Inc.	36,184
3/2/11	Brazilian Real 4,520,000	United States Dollar 2,671,395	Goldman Sachs, Inc.	21,807
3/2/11	Israeli Shekel 4,156,847	United States Dollar 1,160,141	Credit Suisse	(39,742)
3/7/11	Mexican Peso 32,250,000	United States Dollar 2,610,596	HSBC Bank USA	40,485
3/7/11	South Korean Won 440,000,000	United States Dollar 391,163	Bank of America	703
3/10/11	Polish Zloty 5,840,000	United States Dollar 1,908,325	Goldman Sachs, Inc.	119,677
3/10/11	Polish Zloty 80,645,720	United States Dollar 26,145,476	JPMorgan Chase Bank	1,859,598
3/14/11	Indian Rupee 37,500,000	United States Dollar 818,599	Credit Suisse	(8,488)
3/15/11	Serbian Dinar 16,525,000	Euro 151,647	Barclays Bank PLC	6,413
3/16/11	Serbian Dinar 16,430,000	Euro 151,989	Barclays Bank PLC	4,663
3/17/11	Serbian Dinar 23,125,000	Euro 215,337	Barclays Bank PLC	4,553
3/17/11	Serbian Dinar 18,495,000	Euro 172,287	HSBC Bank USA	3,553
3/18/11	Malaysian Ringgit 15,858,000	United States Dollar 5,167,155	Citigroup Global Markets	9,994
3/18/11	Serbian Dinar 19,420,000	Euro 182,176	Citigroup Global Markets	1,927
3/18/11	Serbian Dinar 18,160,000	Euro 170,725	Credit Suisse	1,298
3/18/11	Serbian Dinar 18,215,000	Euro 170,712	HSBC Bank USA	2,026
3/18/11	Swedish Krona 21,110,000	Euro 2,348,779	Standard Chartered Bank	53,202
3/21/11	Norwegian Krone 14,000,000	Euro 1,784,349	Goldman Sachs, Inc.	(23,309)
3/21/11	Serbian Dinar 47,610,000	Euro 449,787	Citigroup Global Markets	(66)
3/29/11	Indian Rupee 32,000,000	United States Dollar 699,224	Deutsche Bank	(9,792)
3/29/11	Indian Rupee 37,200,000	United States Dollar 812,937	Standard Chartered Bank	(11,472)
3/29/11	South Korean Won 550,000,000	United States Dollar 476,067	Bank of America	13,126
3/29/11	South Korean Won 562,000,000	United States Dollar 486,475	Credit Suisse	13,392
3/30/11	Malaysian Ringgit 6,300,000	United States Dollar 2,030,032	HSBC Bank USA	25,931
3/31/11	Polish Zloty 11,476,000	Euro 2,874,389	HSBC Bank USA	45,205
4/5/11	South African Rand 15,496,614	United States Dollar 2,318,464	Goldman Sachs, Inc.	(183,432)
4/6/11	Indian Rupee 74,100,000	United States Dollar 1,628,750	Barclays Bank PLC	(34,590)

13

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
4/6/11	Indonesian Rupiah 1,538,500,000	United States Dollar 170,982	Barclays Bank PLC	$(3,138)
4/6/11	Indonesian Rupiah 1,880,500,000	United States Dollar 208,968	Credit Suisse	(3,813)
4/6/11	Indonesian Rupiah 1,880,500,000	United States Dollar 208,991	Deutsche Bank	(3,836)
4/6/11	Indonesian Rupiah 1,538,500,000	United States Dollar 170,944	Standard Chartered Bank	(3,100)
4/6/11	Polish Zloty 8,490,000	United States Dollar 2,793,177	Barclays Bank PLC	148,182
4/6/11	Polish Zloty 22,597,883	Euro 5,755,663	Goldman Sachs, Inc.	(45,194)
4/6/11	Serbian Dinar 26,033,000	Euro 239,054	HSBC Bank USA	7,951
4/7/11	Swedish Krona 9,790,000	Euro 1,087,560	Credit Suisse	26,113
4/7/11	Swedish Krona 10,778,000	Euro 1,201,258	Credit Suisse	23,355
4/7/11	Swedish Krona 4,340,000	Euro 486,585	Goldman Sachs, Inc.	5,475
4/11/11	Malaysian Ringgit 1,240,000	United States Dollar 401,919	Credit Suisse	2,533
4/11/11	Malaysian Ringgit 1,240,000	United States Dollar 401,854	Deutsche Bank	2,598
4/11/11	Malaysian Ringgit 1,240,000	United States Dollar 401,958	Goldman Sachs, Inc.	2,494
4/11/11	Malaysian Ringgit 1,220,000	United States Dollar 395,449	JPMorgan Chase Bank	2,480
4/11/11	Malaysian Ringgit 8,950,000	United States Dollar 2,921,018	Standard Chartered Bank	(1,786)
4/12/11	Indonesian Rupiah 2,875,000,000	United States Dollar 315,934	Barclays Bank PLC	(2,668)
4/12/11	Indonesian Rupiah 2,875,000,000	United States Dollar 316,004	Credit Suisse	(2,737)
4/12/11	Indonesian Rupiah 2,875,000,000	United States Dollar 316,212	Deutsche Bank	(2,946)
4/12/11	Malaysian Ringgit 7,320,000	United States Dollar 2,377,086	Barclays Bank PLC	10,361
4/13/11	Czech Koruna 33,030,000	Euro 1,345,856	Goldman Sachs, Inc.	26,671
4/13/11	Israeli Shekel 7,100,000	United States Dollar 2,000,899	Credit Suisse	(87,963)
4/13/11	Malaysian Ringgit 11,500,000	United States Dollar 3,723,370	HSBC Bank USA	27,205
4/13/11	Polish Zloty 10,680,000	Euro 2,723,100	Bank of America	(27,149)
4/13/11	Serbian Dinar 25,460,000	Euro 233,792	Citigroup Global Markets	6,855
4/14/11	Mexican Peso 207,900,000	United States Dollar 16,927,211	JPMorgan Chase Bank	111,479
4/14/11	Serbian Dinar 32,835,000	Euro 304,310	HSBC Bank USA	4,849
4/14/11	Serbian Dinar 7,475,000	Euro 69,245	JPMorgan Chase Bank	1,148
4/15/11	Serbian Dinar 38,875,000	Euro 357,833	Citigroup Global Markets	8,898
4/18/11	Serbian Dinar 19,418,000	Euro 179,880	Citigroup Global Markets	2,583
4/19/11	Indonesian Rupiah 3,780,000,000	United States Dollar 410,646	Credit Suisse	642

14

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
4/21/11	Indonesian Rupiah 17,270,000,000	United States Dollar 1,881,264	Standard Bank	$(2,941)
4/21/11	Serbian Dinar 33,685,000	Euro 313,933	HSBC Bank USA	1,377
4/26/11	Serbian Dinar 57,600,000	Euro 538,569	Credit Suisse	(1,518)
5/26/11	Yuan Renminbi 4,609,500	United States Dollar 700,000	Bank of America	2,474
5/26/11	Yuan Renminbi 9,223,200	United States Dollar 1,400,000	Barclays Bank PLC	5,589
5/26/11	Yuan Renminbi 4,610,200	United States Dollar 700,000	Citigroup Global Markets	2,581
6/3/11	Yuan Renminbi 1,950,000	United States Dollar 294,740	Bank of America	2,596
6/3/11	Yuan Renminbi 1,950,000	United States Dollar 294,606	Deutsche Bank	2,729
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	Citigroup Global Markets	2,167
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	HSBC Bank USA	5,010
8/2/11	Brazilian Real 13,500,000	United States Dollar 7,721,787	HSBC Bank USA	18,595
8/9/11	Yuan Renminbi 2,470,000	United States Dollar 369,263	Goldman Sachs, Inc.	9,054
8/24/11	Yuan Renminbi 1,920,000	United States Dollar 287,511	Bank of America	6,815
10/12/11	Yuan Renminbi 2,000,000	United States Dollar 309,191	Deutsche Bank	(1,747)
10/12/11	Yuan Renminbi 13,300,000	United States Dollar 2,048,991	JPMorgan Chase Bank	(4,492)
10/13/11	Zambian Kwacha 749,000,000	United States Dollar 152,143	Standard Chartered Bank	(2,403)
11/28/11	Yuan Renminbi 4,545,800	United States Dollar 700,000	Barclays Bank PLC	598
11/28/11	Yuan Renminbi 4,547,550	United States Dollar 700,000	JPMorgan Chase Bank	868
11/28/11	Yuan Renminbi 9,093,000	United States Dollar 1,400,000	Standard Chartered Bank	1,412
12/8/11	Russian Ruble 296,460,000	United States Dollar 9,187,573	HSBC Bank USA	415,473
12/13/11	Mexican Peso 217,378,684	United States Dollar 16,856,874	HSBC Bank USA	526,436
12/30/11	Yuan Renminbi 6,600,000	United States Dollar 1,020,882	Bank of America	(1,943)
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	Barclays Bank PLC	(2,673)
1/30/12	Yuan Renminbi 4,190,000	United States Dollar 648,828	Bank of America	(877)
1/30/12	Yuan Renminbi 14,416,000	United States Dollar 2,234,935	Barclays Bank PLC	(5,614)
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs, Inc.	10,780
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	(25,544)

				$2,967,472

15

At January 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,870,465 and a payable of $375,923.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
2/11	34 Brent Crude Oil	Short	$(3,285,280)	$(3,434,340)	$(149,060)
2/11	34 Light Sweet Crude Oil	Long	2,959,350	3,134,460	175,110
3/11	12 Euro-Bobl	Short	(1,942,054)	(1,919,330)	22,724
3/11	18 Euro-Bund	Short	(3,094,116)	(3,049,536)	44,580
3/11	10 Euro-Buxl	Short	(1,475,993)	(1,441,441)	34,552
3/11	5 Japan 10-Year Bond	Short	(8,566,642)	(8,529,483)	37,159
3/11	17 U.S. 2-Year Treasury Note	Short	(3,720,079)	(3,726,187)	(6,108)
3/11	42 U.S. 5-Year Treasury Note	Short	(4,944,935)	(4,973,391)	(28,456)
3/11	55 U.S. 10-Year Treasury Note	Short	(6,607,217)	(6,643,829)	(36,612)
3/11	74 U.S. 30-Year Treasury Bond	Short	(8,852,250)	(8,926,250)	(74,000)

					$19,889

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(346)
Bank of America	ILS	600	Receive	3-month ILS TELBOR	4.54	1/6/15	(1,726)
Bank of America	MXN	26,000	Pay	Mexican Interbank Deposit Rate	6.46	9/24/20	(168,575)
Bank of America	PLN	10,700	Pay	6-month PLN WIBOR	4.88	9/14/14	(63,636)
Bank of America	PLN	3,600	Pay	6-month PLN WIBOR	4.95	9/14/20	(70,728)
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.15	3/5/20	(3,144)
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.16	3/8/20	(3,182)
Barclays Bank PLC	MYR	26,000	Pay	3-month MYR KLIBOR	3.39	11/23/13	(42,554)
Barclays Bank PLC	MYR	18,000	Pay	3-month MYR KLIBOR	3.70	10/19/15	(88,518)
Barclays Bank PLC	MYR	10,000	Pay	3-month MYR KLIBOR	4.13	10/19/20	(168,593)
Barclays Bank PLC	PLN	8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	74,244
Barclays Bank PLC	PLN	14,300	Pay	6-month PLN WIBOR	5.02	7/30/14	46,277
Barclays Bank PLC	PLN	24,000	Pay	6-month PLN WIBOR	5.18	11/9/14	(79,042)
Barclays Bank PLC	PLN	2,300	Pay	6-month PLN WIBOR	5.36	7/30/20	(3,497)
Barclays Bank PLC	THB	143,000	Pay	6-month THBFIX	3.34	2/16/15	28,514
Barclays Bank PLC	THB	149,550	Pay	6-month THBFIX	3.21	10/4/20	(346,477)
Barclays Bank PLC	ZAR	53,700	Pay	3-month JIBOR	7.41	9/24/20	(544,343)
Citigroup Global Markets	MXN	50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	324,416
Citigroup Global Markets	MXN	48,000	Pay	Mexican Interbank Deposit Rate	6.86	11/10/20	(204,274)
Citigroup Global Markets	THB	69,000	Pay	6-month THBFIX	3.40	1/14/15	3,962
Credit Suisse	MXN	42,000	Pay	Mexican Interbank Deposit Rate	6.24	7/31/15	(46,863)
Credit Suisse	MXN	45,000	Pay	Mexican Interbank Deposit Rate	5.84	10/1/15	(121,050)
Credit Suisse	MXN	41,500	Pay	Mexican Interbank Deposit Rate	6.36	10/23/20	(296,847)
Credit Suisse	PLN	10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	103,007
Deutsche Bank	MYR	10,800	Pay	3-month MYR KLIBOR	4.38	11/23/20	(108,054)
Deutsche Bank	PLN	5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	14,175
Deutsche Bank	PLN	3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	(5,663)
HSBC Bank USA	MXN	44,030	Pay	Mexican Interbank Deposit Rate	7.28	12/23/20	(80,468)
HSBC Bank USA	THB	262,000	Pay	6-month THBFIX	2.67	10/21/15	(307,545)
HSBC Bank USA	THB	94,300	Pay	6-month THBFIX	3.26	8/19/20	(190,746)
HSBC Bank USA	THB	159,000	Pay	6-month THBFIX	3.50	11/25/20	(257,545)
JPMorgan Chase Bank	BRL	41,183	Pay	Brazilian Interbank Deposit Rate	11.41	7/2/12	(378,543)

16

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
JPMorgan Chase Bank	MXN	50,500	Pay	Mexican Interbank Deposit Rate	5.31%	9/19/12	$(4,622)
JPMorgan Chase Bank	PLN	16,600	Pay	6-month PLN WIBOR	4.75	10/11/13	(70,200)
JPMorgan Chase Bank	PLN	31,500	Pay	6-month PLN WIBOR	5.06	11/26/13	(62,669)
JPMorgan Chase Bank	PLN	16,200	Pay	6-month PLN WIBOR	4.93	10/13/17	(235,862)
JPMorgan Chase Bank	PLN	9,900	Pay	6-month PLN WIBOR	4.91	10/11/18	(171,581)
JPMorgan Chase Bank	THB	108,000	Pay	6-month THBFIX	3.22	10/21/20	(252,432)
JPMorgan Chase Bank	ZAR	36,500	Pay	3-month JIBOR	9.05	10/12/15	253,045
Standard Chartered Bank	BRL	19,000	Pay	Brazilian Interbank Deposit Rate	12.12	1/2/13	(138,600)

							$(3,670,285)

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thailand Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
Iceland	JPMorgan Chase Bank	$500	1.75%		3/20/18	2.97%	$(33,959)
Iceland	JPMorgan Chase Bank	200	2.10		3/20/23	2.80	(10,773)
Iceland	JPMorgan Chase Bank	200	2.45		3/20/23	2.80	(5,021)
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.34	(3,200)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.34	(5,018)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.34	(2,885)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.34	(3,888)
South Africa	Credit Suisse	840	1.00	(1)	12/20/15	1.34	5,232
South Africa	Credit Suisse	790	1.00	(1)	12/20/15	1.34	(3,376)
South Africa	Credit Suisse	775	1.00	(1)	12/20/15	1.34	(3,947)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.30	5,081
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.34	(3,115)
South Africa	Goldman Sachs, Inc.	820	1.00	(1)	12/20/15	1.34	(3,504)
South Africa	Goldman Sachs, Inc.	815	1.00	(1)	12/20/15	1.34	(3,788)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.30	2,276

							$(69,885)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$1,498
Austria	Barclays Bank PLC	200	1.42		3/20/14	(5,060)
Brazil	Bank of America	350	1.00	(1)	6/20/20	767
Brazil	Bank of America	825	1.00	(1)	6/20/20	(5,624)
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	24,242
Brazil	Bank of America	883	1.00	(1)	12/20/20	2,675
Brazil	Bank of America	387	1.00	(1)	12/20/20	1,484
Brazil	Bank of America	120	1.00	(1)	12/20/20	648
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(9,472)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	1,671
Brazil	Citigroup Global Markets	190	1.00	(1)	12/20/20	949
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	26,169
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	183
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	799
Brazil	Standard Chartered	800	1.00	(1)	12/20/20	8,401
Brazil	Standard Chartered	150	1.00	(1)	12/20/20	749

17

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Egypt	Bank of America	$550	1.00	%(1)	9/20/15	$48,714
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	11,221
Egypt	Citigroup Global Markets	650	1.00	(1)	12/20/15	48,360
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	12,660
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	12,136
Egypt	Credit Suisse	1,085	1.00	(1)	12/20/15	80,719
Egypt	Credit Suisse	375	1.00	(1)	12/20/15	29,457
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	22,538
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	11,671
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	7,186
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	7,010
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	9,501
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	127,143
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	74,714
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	12,597
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	6,305
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	7,114
Greece	Citigroup Global Markets	225	1.00	(1)	6/20/15	32,251
Guatemala	Citigroup Global Markets	458	1.00	(1)	9/20/20	(322)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	7,296
Lebanon	Citigroup Global Markets	250	3.30		9/20/14	730
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	7,115
Lebanon	Citigroup Global Markets	150	1.00	(1)	12/20/14	5,652
Lebanon	Citigroup Global Markets	100	1.00	(1)	12/20/14	3,648
Lebanon	Credit Suisse	300	1.00	(1)	3/20/15	13,221
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	4,373
Lebanon	Credit Suisse	1,000	1.00	(1)	12/20/15	37,776
Lebanon	Credit Suisse	840	1.00	(1)	12/20/15	28,361
Lebanon	Credit Suisse	350	1.00	(1)	12/20/15	13,286
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	4,824
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	39,420
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	29,603
Malaysia	Bank of America	200	0.83		12/20/14	(1,765)
Malaysia	Barclays Bank PLC	300	2.40		3/20/14	(18,035)
Malaysia	Barclays Bank PLC	400	0.82		12/20/14	(3,373)
Malaysia	Citigroup Global Markets	300	2.45		3/20/14	(18,518)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(4,989)
Philippines	Barclays Bank PLC	500	1.70		12/20/14	(12,291)
Philippines	Barclays Bank PLC	300	1.84		12/20/14	(9,007)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,041)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(2,733)
Philippines	Citigroup Global Markets	200	1.84		12/20/14	(6,005)
Philippines	Citigroup Global Markets	100	1.86		12/20/14	(3,080)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(3,198)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(7,777)
Philippines	JPMorgan Chase Bank	400	1.69		12/20/14	(9,677)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(2,733)
Russia	Bank of America	540	1.00	(1)	6/20/15	(17,271)
Russia	Bank of America	860	1.00	(1)	12/20/20	(1,839)
Russia	Barclays Bank PLC	500	1.00	(1)	12/20/20	(686)
Russia	Citigroup Global Markets	100	1.00	(1)	6/20/15	275
Russia	Credit Suisse	200	1.00	(1)	3/20/15	376
Russia	Credit Suisse	300	1.00	(1)	6/20/15	1,049
Russia	Deutsche Bank	490	1.00	(1)	12/20/20	(1,048)
South Africa	Bank of America	300	1.00	(1)	12/20/19	1,278
South Africa	Bank of America	775	1.00	(1)	12/20/20	11,007
South Africa	Bank of America	525	1.00	(1)	12/20/20	5,519
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	(651)
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	1,072
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	9,053

18

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
South Africa	Barclays Bank PLC		$565	1.00	%(1)	12/20/20	$8,104
South Africa	Citigroup Global Markets		150	1.00	(1)	12/20/19	(1,304)
South Africa	Citigroup Global Markets		100	1.00	(1)	3/20/20	(974)
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	720
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	(147)
South Africa	Credit Suisse		775	1.00	(1)	12/20/20	9,141
South Africa	Credit Suisse		790	1.00	(1)	12/20/20	7,691
South Africa	Credit Suisse		840	1.00	(1)	12/20/20	(8)
South Africa	Deutsche Bank		500	1.00	(1)	9/20/20	(2,075)
South Africa	Deutsche Bank		610	1.00	(1)	12/20/20	7,774
South Africa	Goldman Sachs, Inc.		815	1.00	(1)	12/20/20	9,735
South Africa	Goldman Sachs, Inc.		820	1.00	(1)	12/20/20	9,259
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(1,101)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(2,231)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	790
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	649
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(906)
Spain	Barclays Bank PLC		167	1.00	(1)	9/20/20	2,614
Spain	Barclays Bank PLC		700	1.00	(1)	12/20/20	7,568
Spain	Barclays Bank PLC		690	1.00	(1)	12/20/20	6,153
Spain	Barclays Bank PLC		300	1.00	(1)	12/20/20	3,133
Spain	Citigroup Global Markets		300	1.00	(1)	3/20/20	24,287
Spain	Citigroup Global Markets		300	1.00	(1)	3/20/20	16,330
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	24,705
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	16,330
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	22,760
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	76,779
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	5,975
Spain	Goldman Sachs, Inc.		193	1.00	(1)	9/20/20	2,634
Thailand	Barclays Bank PLC		400	0.97		9/20/19	13,565
Thailand	Citigroup Global Markets		400	0.86		12/20/14	3,404
Thailand	Citigroup Global Markets		200	0.95		9/20/19	7,082
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	1,624
Uruguay	Citigroup Global Markets		100	1.00	(1)	6/20/20	(464)
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	(296)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	31,772
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	17,640
Citibank Corp.	Bank of America		490	1.00	(1)	9/20/20	(10,171)
Citibank Corp.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	(11,917)
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	1,379
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	3,951
OAO Gazprom	Barclays Bank PLC		150	1.00	(1)	6/20/15	(2,250)
OAO Gazprom	Deutsche Bank		150	1.00	(1)	6/20/15	(2,306)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	(1,639)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	(2,006)
OAO Gazprom	Goldman Sachs, Inc.		100	1.00	(1)	9/20/20	(1,707)
OAO Gazprom	Goldman Sachs, Inc.		390	1.00	(1)	9/20/20	(8,929)
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	313
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	688
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	460	1.00	(1)	12/20/15	(4,828)
iTraxx Europe Senior Financials 5-Year Index	Credit Suisse	EUR	460	1.00	(1)	12/20/15	(4,955)

19

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	1,250	1.00	%(1)	12/20/15	$2,994
iTraxx Europe Subordinated Financials 5-Year Index	Citigroup Global Markets	EUR	100	1.00	(1)	12/20/15	5,987
iTraxx Europe Subordinated Financials 5-Year Index	Credit Suisse	EUR	1,150	1.00	(1)	12/20/15	70,178
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	200	1.00	(1)	12/20/15	11,974
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	400	1.00	(1)	12/20/15	24,190

							$1,107,929

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $10,165,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Appreciation
Deutsche Bank	COP	5,200,000	$2,728	6 Month USD- LIBOR-BBA	3.32%	12/17/13	$13,838

$13,838

COP	-	Colombian Peso

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

20

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Futures Contracts*	$175,110	$(149,060)
Commodity	Put Options Purchased	22,500

		$197,610	$(149,060)

Credit	Credit Default Swaps	$1,328,927	$(290,883)

		$1,328,927	$(290,883)

Equity	Put Options Purchased	$213,977	$—

		$213,977	$—

Foreign Exchange	Currency Options Purchased	$169,964	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	6,668,828	(3,837,205)

		$6,838,792	$(3,837,205)

Interest Rate	Cross-Currency Swaps	$13,838	$—
Interest Rate	Futures Contracts*	139,015	(145,176)
Interest Rate	Interest Rate Swaps	847,640	(4,517,925)

		$1,000,493	$(4,663,101)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$529,291,372

Gross unrealized appreciation	$9,647,895
Gross unrealized depreciation	(17,420,513)

Net unrealized depreciation	$(7,772,618)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$346,991,114	$266,434	$347,257,548
Collateralized Mortgage Obligations	—	5,142,832	—	5,142,832
Mortgage Pass-Throughs	—	29,986,984	—	29,986,984
U.S. Government Agency Obligations	—	7,223,863	—	7,223,863
Precious Metals	3,223,250	—	—	3,223,250
Currency Options Purchased	—	169,964	—	169,964
Put Options Purchased	—	236,477	—	236,477
Short-Term Investments —
Foreign Government Securities	—	85,894,848	7,657,378	93,552,226
U.S. Treasury Obligations	—	1,266,691	—	1,266,691
Other Securities	—	33,458,919	—	33,458,919

Total Investments	$3,223,250	$510,371,692	$7,923,812	$521,518,754

Forward Foreign Currency Exchange Contracts	$—	$6,668,828	$—	$6,668,828
Swaps Contracts	—	2,190,405	—	2,190,405
Futures Contracts	314,125	—	—	314,125

Total	$3,537,375	$519,230,925	$7,923,812	$530,692,112

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,837,205)	$—	$(3,837,205)
Swaps Contracts	—	(4,808,808)	—	(4,808,808)
Futures Contracts	(294,236)	—	—	(294,236)

Total	$(294,236)	$(8,646,013)	$—	$(8,940,249)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investment in
	Investment in	Short-Term
	Foreign	Foreign
	Government	Government
	Bonds	Bonds	Total
Balance as of October 31, 2010	$—	$—	$—
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	(25,313)	(331,959)	(357,272)
Cost of purchases	—	6,799,962	6,799,962
Proceeds from sales	—	—	—
Accrued discount (premium)	77	115,975	116,052
Transfers to Level 3*	291,670	1,073,400	1,365,070
Transfers from Level 3*	—	—	—

Balance as of January 31, 2011	$266,434	$7,657,378	$7,923,812

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(25,313)	$(331,959)	$(357,272)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to the effects of the market closure in Egypt.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

22

Eaton Vance Floating-Rate Fund as of January 31, 2011 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $6,443,521,697 and the Fund owned 79.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Floating Rate Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 92.6%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 2.1%
		Booz Allen Hamilton, Inc.
	6,002	Term Loan, 6.00%, Maturing July 31, 2015	$6,020,687
		DAE Aviation Holdings, Inc.
	18,107	Term Loan, 4.06%, Maturing July 31, 2014	18,005,042
	18,138	Term Loan, 4.06%, Maturing July 31, 2014	18,035,807
		Delos Aircraft, Inc.
	13,142	Term Loan, 7.00%, Maturing March 17, 2016	13,311,279
		Doncasters (Dunde HoldCo 4 Ltd.)
	3,584	Term Loan, 4.26%, Maturing July 13, 2015	3,399,613
GBP	656	Term Loan, 4.60%, Maturing July 13, 2015	997,418
	3,584	Term Loan, 4.76%, Maturing July 13, 2015	3,399,613
GBP	656	Term Loan, 5.10%, Maturing July 13, 2015	997,418
		DynCorp International, LLC
	13,919	Term Loan, 6.25%, Maturing July 5, 2016	14,068,503
		Evergreen International Aviation
	7,126	Term Loan, 10.50%, Maturing October 31, 2011(2)	7,094,870
		Hawker Beechcraft Acquisition
	22,466	Term Loan, 2.27%, Maturing March 26, 2014	20,099,464
	1,433	Term Loan, 2.30%, Maturing March 26, 2014	1,281,886
		IAP Worldwide Services, Inc.
	9,542	Term Loan, 8.25%, Maturing December 30, 2012	9,527,296
		International Lease Finance Co.
	10,633	Term Loan, 6.75%, Maturing March 17, 2015	10,767,504
		Spirit AeroSystems, Inc.
	3,701	Term Loan, 3.55%, Maturing September 30, 2016	3,729,818
		TransDigm, Inc.
	21,070	Term Loan, 5.00%, Maturing December 6, 2016	21,434,327
		Triumph Group, Inc.
	3,209	Term Loan, 4.50%, Maturing June 16, 2016	3,235,348
		Vangent, Inc.
	3,299	Term Loan, 2.29%, Maturing February 14, 2013	3,249,807
		Wesco Aircraft Hardware Corp.
	6,331	Term Loan, 2.51%, Maturing September 30, 2013	6,340,501
		Wyle Laboratories, Inc.
	7,980	Term Loan, 7.75%, Maturing March 25, 2016	8,044,704

			$173,040,905

Air Transport — 0.4%
		Delta Air Lines, Inc.
	25,000	Revolving Loan, 0.50%, Maturing April 30, 2012(3)	$24,552,075
	8,311	Term Loan, 2.25%, Maturing April 30, 2012	8,287,143

			$32,839,218

Automotive — 4.3%
		Adesa, Inc.
	31,649	Term Loan, 3.01%, Maturing October 18, 2013	$31,654,348
		Allison Transmission, Inc.
	49,235	Term Loan, 3.02%, Maturing August 7, 2014	49,208,526
		Federal-Mogul Corp.
	36,043	Term Loan, 2.20%, Maturing December 29, 2014	35,104,277
	20,886	Term Loan, 2.20%, Maturing December 28, 2015	20,342,245
		Financiere Truck (Investissement)
EUR	1,515	Term Loan, 3.45%, Maturing February 15, 2012	1,944,054
GBP	2,245	Term Loan, 1.55%, Maturing February 15, 2015(3)	3,370,839

1

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Ford Motor Co.
	4,852	Revolving Loan, 0.84%, Maturing December 15, 2013(3)	$4,785,685
	24,037	Term Loan, 3.02%, Maturing December 16, 2013	24,102,775
	25,900	Term Loan, 3.02%, Maturing December 16, 2013	25,995,231
		Goodyear Tire & Rubber Co.
	70,617	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	69,539,902
		HHI Holdings, LLC
	3,159	Term Loan, 10.50%, Maturing March 30, 2015	3,214,395
		Keystone Automotive Operations, Inc.
	6,753	Term Loan, 3.76%, Maturing January 12, 2012	6,229,965
		Metaldyne, LLC
	13,092	Term Loan, 7.75%, Maturing October 28, 2016	13,419,492
		Pinafore, LLC
	8,880	Term Loan, 6.00%, Maturing September 29, 2015	8,914,277
		Remy International, Inc.
	5,500	Term Loan, 6.25%, Maturing December 16, 2016	5,568,750
		Tenneco Automotive, Inc.
	5,550	Term Loan, 5.27%, Maturing March 17, 2014	5,615,840
		TI Automotive, Ltd.
	4,489	Term Loan, 9.50%, Maturing July 1, 2016	4,600,969
		TriMas Corp.
	695	Term Loan, 6.00%, Maturing August 2, 2011	700,527
	8,655	Term Loan, 6.00%, Maturing December 15, 2015	8,719,815
		UCI International, Inc.
	5,975	Term Loan, 5.50%, Maturing July 26, 2017	6,048,755
		Viking Acquisition
	15,600	Term Loan, 6.00%, Maturing November 5, 2016	15,717,000

			$344,797,667

Beverage and Tobacco — 0.4%
		Green Mountain Coffee Roasters
	27,150	Term Loan, 5.50%, Maturing December 16, 2016	$27,302,719
		Maine Beverage Co., LLC
	1,188	Term Loan, 2.05%, Maturing March 31, 2013	1,146,799

			$28,449,518

Building and Development — 1.5%
		401 North Wabash Venture, LLC
	9,145	Term Loan, 6.77%, Maturing July 27, 2012(2)	$7,681,480
		Armstrong World Industries, Inc.
	14,975	Term Loan, 5.00%, Maturing May 23, 2017	15,216,472
		Beacon Sales Acquisition, Inc.
	5,911	Term Loan, 2.29%, Maturing September 30, 2013	5,811,724
		Brickman Group Holdings, Inc.
	14,075	Term Loan, 7.25%, Maturing October 14, 2016	14,391,688
		Building Materials Corp. of America
	7,009	Term Loan, 3.06%, Maturing February 24, 2014	7,061,258
		Contech Construction Products
	1,756	Term Loan, 5.25%, Maturing January 31, 2013	1,530,568
		Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.68%, Maturing August 6, 2013(3)	1,608,217
	13,570	Term Loan, 6.50%, Maturing August 6, 2015	13,366,390
		Lafarge Roofing
	1,609	Term Loan, 3.25%, Maturing March 16, 2015(2)	1,461,612
EUR	2,905	Term Loan, 3.25%, Maturing April 16, 2015(2)	3,612,903
EUR	1,914	Term Loan, 5.00%, Maturing April 16, 2015(2)	2,366,972
		Materis
EUR	2,148	Term Loan, 3.71%, Maturing April 27, 2014	2,811,029
EUR	2,290	Term Loan, 3.80%, Maturing April 27, 2015	2,996,440
		NCI Building Systems, Inc.
	3,323	Term Loan, 8.00%, Maturing April 18, 2014	3,283,236

2

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	November 2005 Land Investors, LLC
610	Term Loan, 0.00%, Maturing March 31, 2011(4)(5)	$137,178
	Panolam Industries Holdings, Inc.
9,949	Term Loan, 8.25%, Maturing December 31, 2013	9,221,047
	RE/MAX International, Inc.
13,796	Term Loan, 5.50%, Maturing April 15, 2016	13,933,708
	Realogy Corp.
912	Term Loan, 3.26%, Maturing October 10, 2013	886,570
7,697	Term Loan, 3.29%, Maturing October 10, 2013	7,481,174
	South Edge, LLC
8,795	Term Loan, 0.00%, Maturing October 31, 2009(6)	4,595,201
	WCI Communities, Inc.
3,463	Term Loan, 10.06%, Maturing September 2, 2016(2)	3,358,907

		$122,813,774

Business Equipment and Services — 6.6%
	Activant Solutions, Inc.
74	Term Loan, 2.81%, Maturing May 1, 2013	$73,176
1,543	Term Loan, 2.31%, Maturing May 2, 2013	1,527,446
9,679	Term Loan, 4.81%, Maturing February 2, 2016	9,775,642
	Acxiom Corp.
8,693	Term Loan, 3.30%, Maturing March 15, 2015	8,769,282
	Advantage Sales & Marketing, Inc.
30,872	Term Loan, 5.25%, Maturing December 18, 2017	31,147,533
	Affinion Group, Inc.
30,515	Term Loan, 5.00%, Maturing October 10, 2016	30,762,443
	Allied Barton Security Services
988	Term Loan, 7.75%, Maturing February 18, 2015	989,249
	Dealer Computer Services, Inc.
21,595	Term Loan, 5.25%, Maturing April 21, 2017	21,813,963
	Education Management, LLC
19,769	Term Loan, 2.06%, Maturing June 3, 2013	19,466,348
	Fifth Third Processing Solution
7,150	Term Loan, 5.50%, Maturing November 3, 2016	7,271,550
	First American Corp.
6,691	Term Loan, 4.75%, Maturing April 12, 2016	6,754,107
	Infogroup, Inc.
5,348	Term Loan, 6.25%, Maturing July 1, 2016	5,421,662
	iPayment, Inc.
22,292	Term Loan, 2.31%, Maturing May 10, 2013	21,957,519
	Kronos, Inc.
13,606	Term Loan, 2.05%, Maturing June 11, 2014	13,583,290
	Mitchell International, Inc.
1,964	Term Loan, 2.31%, Maturing March 28, 2014	1,856,250
1,500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	1,353,750
	NE Customer Service
17,216	Term Loan, 6.00%, Maturing March 23, 2016	17,208,531
	Protection One Alarm Monitor, Inc.
12,345	Term Loan, 6.00%, Maturing May 16, 2016	12,391,273
	Quantum Corp.
3,174	Term Loan, 3.80%, Maturing July 14, 2014	3,154,122
	Quintiles Transnational Corp.
10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	9,834,000
17,729	Term Loan, 2.31%, Maturing March 29, 2013	17,739,871
	Sabre, Inc.
40,925	Term Loan, 2.28%, Maturing September 30, 2014	38,341,171
	Safenet, Inc.
14,575	Term Loan, 2.76%, Maturing April 12, 2014	14,501,849
	Serena Software, Inc.
8,010	Term Loan, 2.30%, Maturing March 10, 2013	8,013,280

3

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sitel (Client Logic)
	9,682	Term Loan, 5.80%, Maturing January 30, 2014	$9,525,011
EUR	569	Term Loan, 6.37%, Maturing January 30, 2014	760,156
		Softlayer Tech, Inc.
	9,325	Term Loan, 7.75%, Maturing November 5, 2016	9,422,139
		Solera Holdings, LLC
	3,707	Term Loan, 2.06%, Maturing May 16, 2014	3,690,784
EUR	2,931	Term Loan, 2.81%, Maturing May 16, 2014	3,962,420
		SunGard Data Systems, Inc.
	20,189	Term Loan, 2.01%, Maturing February 28, 2014	20,145,784
	69,035	Term Loan, 3.91%, Maturing February 26, 2016	69,478,563
		Transaction Network Service, Inc.
	2,375	Term Loan, 6.00%, Maturing November 18, 2015	2,390,437
		TransUnion, LLC
	10,124	Term Loan, 6.75%, Maturing June 15, 2017	10,274,934
		Travelport, LLC
	7,673	Term Loan, 4.80%, Maturing August 21, 2015	7,485,377
	26,989	Term Loan, 4.96%, Maturing August 21, 2015	26,328,225
	29,490	Term Loan, 4.96%, Maturing August 21, 2015	28,767,739
EUR	2,106	Term Loan, 5.50%, Maturing August 21, 2015	2,760,648
	154	Term Loan, Maturing August 23, 2013(7)	149,408
	499	Term Loan, Maturing August 23, 2013(7)	484,858
	846	Term Loan, Maturing August 23, 2013(7)	822,814
		Valassis Communications, Inc.
	2,708	Term Loan, 2.56%, Maturing March 2, 2014	2,711,897
		West Corp.
	2,707	Term Loan, 2.74%, Maturing October 24, 2013	2,706,159
	18,437	Term Loan, 4.59%, Maturing July 15, 2016	18,659,676
	6,634	Term Loan, 4.61%, Maturing July 15, 2016	6,714,396

			$530,948,732

Cable and Satellite Television — 6.6%
		Atlantic Broadband Finance, LLC
	11,776	Term Loan, 5.00%, Maturing November 27, 2015	$11,886,049
		Bresnan Communications, LLC
	13,475	Term Loan, 4.50%, Maturing December 14, 2017	13,626,594
		Cequel Communications, LLC
	48,833	Term Loan, 2.26%, Maturing November 5, 2013	48,859,887
		Charter Communications Operating, LLC
	30,798	Term Loan, 2.26%, Maturing March 6, 2014	30,838,514
	38,307	Term Loan, 3.56%, Maturing September 6, 2016	38,467,929
		CSC Holdings, Inc.
	1,462	Term Loan, 2.01%, Maturing March 29, 2016	1,474,328
	27,543	Term Loan, 2.01%, Maturing March 29, 2016	27,684,655
		Foxco Acquisition Sub, LLC
	16,631	Term Loan, 7.50%, Maturing July 14, 2015	16,651,665
		Insight Midwest Holdings, LLC
	25,573	Term Loan, 2.02%, Maturing April 7, 2014	25,530,005
		Kabel BW GmbH and Co.
EUR	1,500	Term Loan, 3.37%, Maturing June 9, 2014	2,055,009
EUR	1,500	Term Loan, 3.87%, Maturing June 9, 2015	2,055,009
		Kabel Deutschland GmbH
EUR	11,957	Term Loan, 3.12%, Maturing March 31, 2014	16,403,523
EUR	12,250	Term Loan, 4.12%, Maturing March 31, 2014	16,844,161
EUR	16,500	Term Loan, 4.87%, Maturing December 13, 2016	22,809,841
		MCC Iowa, LLC
	7,557	Term Loan, 2.01%, Maturing January 31, 2015	7,368,429
	7,680	Term Loan, 2.01%, Maturing January 31, 2015	7,488,000
		Mediacom Broadband, LLC
	10,224	Term Loan, 4.50%, Maturing October 23, 2017	10,242,794

4

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mediacom Illinois, LLC
	19,095	Term Loan, 2.01%, Maturing January 31, 2015	$18,480,056
	2,963	Term Loan, 5.50%, Maturing March 31, 2017	2,959,724
		Mediacom, LLC
	10,459	Term Loan, 4.50%, Maturing October 23, 2017	10,471,795
		Midcontinent Communications
	5,985	Term Loan, 6.25%, Maturing December 31, 2016	6,052,331
		ProSiebenSat.1 Media AG
EUR	2,605	Term Loan, 2.54%, Maturing July 2, 2014	3,441,903
EUR	8,860	Term Loan, 2.54%, Maturing July 2, 2014	11,705,841
EUR	1,822	Term Loan, 3.68%, Maturing March 6, 2015	2,283,914
EUR	26,530	Term Loan, 2.91%, Maturing June 26, 2015	35,312,198
EUR	1,025	Term Loan, 2.91%, Maturing July 3, 2015	1,364,647
EUR	1,822	Term Loan, 3.93%, Maturing March 4, 2016	2,283,914
		UPC Broadband Holding B.V.
	20,842	Term Loan, 3.76%, Maturing December 30, 2016	20,837,244
EUR	25,765	Term Loan, 4.54%, Maturing December 31, 2016	35,160,607
	20,793	Term Loan, 3.76%, Maturing December 29, 2017	20,840,649
EUR	6,477	Term Loan, 4.79%, Maturing December 31, 2017	8,814,809
		Virgin Media Investment Holding
GBP	2,000	Term Loan, 4.03%, Maturing June 30, 2015	3,215,715
GBP	19,000	Term Loan, 4.53%, Maturing December 31, 2015	30,619,048
		YPSO Holding SA
EUR	3,196	Term Loan, 4.62%, Maturing June 16, 2014(2)	3,723,139
EUR	5,215	Term Loan, 4.62%, Maturing June 16, 2014(2)	6,074,597
EUR	9,282	Term Loan, 4.62%, Maturing June 16, 2014(2)	10,812,424
EUR	1,000	Term Loan, 5.12%, Maturing December 31, 2015(2)	1,158,834

			$535,899,781

Chemicals and Plastics — 5.0%
		Arizona Chemical, Inc.
	6,802	Term Loan, 6.75%, Maturing November 21, 2016	$6,909,556
		Brenntag Holding GmbH and Co. KG
	1,824	Term Loan, 3.77%, Maturing January 20, 2014	1,832,028
	10,152	Term Loan, 3.77%, Maturing January 20, 2014	10,196,761
EUR	4,233	Term Loan, 4.39%, Maturing January 20, 2014	5,888,516
GBP	1,200	Term Loan, 4.43%, Maturing January 20, 2014	1,924,623
EUR	1,057	Term Loan, Maturing January 20, 2014(7)	1,429,266
EUR	828	Term Loan, Maturing January 19, 2015(7)	1,152,424
EUR	32	Term Loan - Second Lien, 7.19%, Maturing July 17, 2015	44,896
EUR	230	Term Loan - Second Lien, 7.19%, Maturing July 17, 2015	321,758
		British Vita UK, Ltd.
EUR	1,012	Term Loan, 6.21%, Maturing June 30, 2014(2)	1,379,049
		Celanese Holdings, LLC
	11,787	Term Loan, 1.76%, Maturing April 2, 2014	11,843,286
	1,756	Term Loan, 1.80%, Maturing April 2, 2014	1,764,780
	5,068	Term Loan, 3.30%, Maturing October 31, 2016	5,128,132
EUR	679	Term Loan, 3.94%, Maturing October 31, 2016	934,919
		Chemtura Corp.
	8,200	Term Loan, 5.50%, Maturing August 27, 2016	8,309,331
		Hexion Specialty Chemicals, Inc.
	12,500	Term Loan, 2.25%, Maturing May 5, 2013	12,125,000
	1,197	Term Loan, 2.56%, Maturing May 6, 2013	1,189,651
	2,803	Term Loan, 2.56%, Maturing May 6, 2013	2,786,981
	4,215	Term Loan, 4.06%, Maturing May 5, 2015	4,230,212
	5,952	Term Loan, 4.06%, Maturing May 5, 2015	5,940,920
	6,987	Term Loan, 4.06%, Maturing May 5, 2015	7,024,715
	13,636	Term Loan, 4.06%, Maturing May 5, 2015	13,709,655
EUR	1,091	Term Loan, 4.76%, Maturing May 5, 2015	1,471,187

5

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Houghton International, Inc.
	1,600	Revolving Loan, Maturing January 30, 2016(7)	$1,536,000
	8,100	Term Loan, Maturing January 11, 2016(7)	8,241,750
		Huish Detergents, Inc.
	1,979	Term Loan, 2.01%, Maturing April 26, 2014	1,930,606
		Huntsman International, LLC
	19,876	Term Loan, 1.80%, Maturing April 21, 2014	19,801,849
	5,333	Term Loan, 2.53%, Maturing June 30, 2016	5,346,501
		INEOS Group
	306	Term Loan, 7.00%, Maturing December 14, 2012	316,948
EUR	11,706	Term Loan, 7.50%, Maturing December 16, 2013	16,761,558
	22,374	Term Loan, 7.50%, Maturing December 16, 2013	23,213,293
EUR	12,456	Term Loan, 8.00%, Maturing December 16, 2014	17,835,967
	22,774	Term Loan, 8.00%, Maturing December 16, 2014	23,627,881
		ISP Chemco, Inc.
	8,407	Term Loan, 1.81%, Maturing June 4, 2014	8,362,388
		Kleopatra
GBP	509	Term Loan, Maturing January 3, 2016(7)	716,642
EUR	2,142	Term Loan, Maturing January 3, 2016(7)	2,588,744
	154	Term Loan, Maturing January 9, 2017(7)	134,423
		Kraton Polymers, LLC
	10,871	Term Loan, 2.31%, Maturing May 13, 2013	10,780,583
		MacDermid, Inc.
	5,956	Term Loan, 2.26%, Maturing April 12, 2014	5,723,484
		Millenium Inorganic Chemicals
	15,771	Term Loan, 2.55%, Maturing May 15, 2014	15,682,679
		Momentive Performance Material
	4,800	Term Loan, 2.51%, Maturing December 4, 2013	4,784,251
	20,420	Term Loan, 2.56%, Maturing December 4, 2013	20,352,692
EUR	14,974	Term Loan, 3.12%, Maturing December 4, 2013	20,074,581
		Nalco Co.
	11,596	Term Loan, 4.50%, Maturing October 5, 2017	11,753,932
		Omnova Solutions, Inc.
	12,450	Term Loan, 5.75%, Maturing May 31, 2017	12,644,531
		Rockwood Specialties Group, Inc.
EUR	439	Term Loan, 5.00%, Maturing July 29, 2011	595,964
	23,138	Term Loan, 6.00%, Maturing May 15, 2014	23,230,019
		Solutia, Inc.
	5,000	Revolving Loan, 0.99%, Maturing March 12, 2015(3)	4,650,000
	16,584	Term Loan, 4.50%, Maturing March 17, 2017	16,755,510
		Styron S.A.R.L.
	16,454	Term Loan, 7.50%, Maturing June 17, 2016	16,731,399

			$401,711,821

Clothing/Textiles — 0.2%
		Phillips Van Heusen Corp.
	7,071	Term Loan, 4.75%, Maturing May 6, 2016	$7,141,464
EUR	5,509	Term Loan, 5.00%, Maturing May 6, 2016	7,533,804

			$14,675,268

Conglomerates — 2.0%
		Aquilex Holdings, LLC
	1,769	Term Loan, 5.50%, Maturing April 1, 2016	$1,779,839
		Gentek
	4,564	Term Loan, 6.75%, Maturing October 6, 2015	4,671,947
		Goodman Global Holdings, Inc.
	18,164	Term Loan, 5.75%, Maturing October 28, 2016	18,352,688
		Jarden Corp.
	10,332	Term Loan, 3.55%, Maturing January 26, 2015	10,436,378
		Johnson Diversey, Inc.
	4,397	Term Loan, 5.25%, Maturing November 24, 2015	4,457,272

6

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Manitowoc Company, Inc. (The)
	9,462	Term Loan, 5.31%, Maturing November 6, 2013	$9,528,724
	3,744	Term Loan, 8.00%, Maturing November 6, 2014	3,804,421
		RBS Global, Inc.
	6,421	Term Loan, 2.56%, Maturing July 19, 2013	6,343,826
	28,406	Term Loan, 2.81%, Maturing July 19, 2013	28,325,675
		RGIS Holdings, LLC
	931	Term Loan, 2.80%, Maturing April 30, 2014	905,754
	20,054	Term Loan, 2.80%, Maturing April 30, 2014	19,502,464
		Service Master Co.
	2,211	Term Loan, 2.76%, Maturing July 24, 2014	2,184,738
	22,206	Term Loan, 2.77%, Maturing July 24, 2014	21,938,407
		US Investigations Services, Inc.
	21,803	Term Loan, 3.05%, Maturing February 21, 2015	21,666,815
	5,547	Term Loan, 7.75%, Maturing February 21, 2015	5,630,332
		Vertrue, Inc.
	6,309	Term Loan, 3.31%, Maturing August 16, 2014	5,725,770

			$165,255,050

Containers and Glass Products — 2.8%
		Berry Plastics Corp.
	25,121	Term Loan, 2.28%, Maturing April 3, 2015	$24,675,341
		BWAY Corp.
	546	Term Loan, 5.50%, Maturing June 16, 2017	550,264
	9,322	Term Loan, 5.53%, Maturing June 16, 2017	9,397,916
		Consolidated Container Co.
	15,372	Term Loan, 2.50%, Maturing March 28, 2014	14,660,875
		Crown Americas, Inc.
	583	Term Loan, 2.02%, Maturing November 15, 2012	582,055
EUR	1,699	Term Loan, 2.51%, Maturing November 15, 2012	2,291,407
		Graham Packaging Holdings Co.
	15,898	Term Loan, 6.75%, Maturing April 5, 2014	16,180,631
	16,908	Term Loan, 6.00%, Maturing September 23, 2016	17,242,261
		Graphic Packaging International, Inc.
	23,084	Term Loan, 2.30%, Maturing May 16, 2014	23,155,700
	5,812	Term Loan, 3.05%, Maturing May 16, 2014	5,856,430
		Hilex Poly Co.
	5,000	Term Loan, 11.25%, Maturing November 16, 2015	5,075,000
		JSG Acquisitions
EUR	2,699	Term Loan, 4.06%, Maturing December 31, 2014	3,711,404
EUR	2,690	Term Loan, 4.22%, Maturing December 31, 2014	3,698,924
		OI European Group B.V.
EUR	11,939	Term Loan, 2.26%, Maturing June 14, 2013	16,018,689
		Pelican Products, Inc.
	6,450	Term Loan, 5.75%, Maturing November 30, 2016	6,534,656
		Reynolds Group Holdings, Inc.
	16,000	Term Loan, 6.25%, Maturing August 6, 2015	16,090,000
	16,170	Term Loan, 6.25%, Maturing May 5, 2016	16,306,681
	18,517	Term Loan, 6.50%, Maturing May 5, 2016	18,640,489
	12,512	Term Loan, 6.75%, Maturing May 5, 2016	12,583,438
		Smurfit Kappa Acquisitions
EUR	45	Term Loan, 3.99%, Maturing November 21, 2013	62,515
EUR	45	Term Loan, 4.35%, Maturing November 21, 2013	62,526
EUR	175	Term Loan, 4.14%, Maturing December 31, 2014	240,211
EUR	175	Term Loan, 4.24%, Maturing December 31, 2014	240,127
		Smurfit-Stone Container Corp.
	15,049	Term Loan, 6.75%, Maturing July 15, 2016	15,243,768

			$229,101,308

7

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Cosmetics/Toiletries — 1.7%
		Alliance Boots Holdings, Ltd.
GBP	28,000	Term Loan, 3.57%, Maturing July 5, 2015	$42,590,519
EUR	39,213	Term Loan, 3.78%, Maturing July 5, 2015	51,951,089
		Bausch & Lomb, Inc.
	4,306	Term Loan, 3.51%, Maturing April 24, 2015	4,328,182
	19,724	Term Loan, 3.54%, Maturing April 24, 2015	19,825,780
		Prestige Brands, Inc.
	19,700	Term Loan, 4.75%, Maturing March 24, 2016	19,913,000

			$138,608,570

Drugs — 0.8%
		Graceway Pharmaceuticals, LLC
	11,733	Term Loan, 5.01%, Maturing May 3, 2012	$5,551,127
		Pharmaceutical Holdings Corp.
	633	Term Loan, 4.51%, Maturing January 30, 2012	626,796
		Warner Chilcott Corp.
	12,828	Term Loan, 6.00%, Maturing October 30, 2014	12,876,001
	6,330	Term Loan, 6.25%, Maturing April 30, 2015	6,388,244
	9,594	Term Loan, 6.25%, Maturing April 30, 2015	9,682,365
	15,936	Term Loan, 6.25%, Maturing April 30, 2015	16,083,245
	4,365	Term Loan, 6.50%, Maturing February 22, 2016	4,423,478
		WC Luxco S.A.R.L.
	11,213	Term Loan, 4.51%, Maturing August 20, 2014	11,293,095

			$66,924,351

Ecological Services and Equipment — 0.6%
		BakerCorp.
	2,367	Term Loan, 4.79%, Maturing May 8, 2014	$2,357,679
		Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.51%, Maturing February 5, 2013	1,285,848
		Environmental Systems Products Holdings, Inc.
	292	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	255,956
		Kemble Water Structure, Ltd.
GBP	21,400	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	33,651,152
		Sensus Metering Systems, Inc.
	7,298	Term Loan, 7.00%, Maturing June 3, 2013	7,348,260
		Synagro Technologies, Inc.
	992	Term Loan, 2.27%, Maturing April 2, 2014	916,212
		Wastequip, Inc.
	679	Term Loan, 2.51%, Maturing February 5, 2013	541,409

			$46,356,516

Electronics/Electrical — 3.6%
		Aspect Software, Inc.
	22,038	Term Loan, 6.25%, Maturing April 19, 2016	$22,294,636
		Bentley Systems, Inc.
	5,825	Term Loan, Maturing December 29, 2016(7)	5,868,687
		Christie/Aix, Inc.
	8,801	Term Loan, 5.25%, Maturing April 29, 2016	8,801,064
		Fairchild Semiconductor Corp.
	10,657	Term Loan, 1.56%, Maturing June 26, 2013	10,623,482
		FCI International S.A.S.
	552	Term Loan, 3.68%, Maturing November 1, 2013	541,390
	573	Term Loan, 3.68%, Maturing November 1, 2013	562,353
	750	Term Loan, 3.68%, Maturing November 1, 2013	735,828
	552	Term Loan, 3.68%, Maturing October 31, 2014	541,390
	573	Term Loan, 3.68%, Maturing October 31, 2014	562,353
		Freescale Semiconductor, Inc.
	37,144	Term Loan, 4.51%, Maturing December 1, 2016	37,289,484

8

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Infor Enterprise Solutions Holdings
EUR	2,880	Term Loan, 5.82%, Maturing July 28, 2015	$3,805,143
	12,804	Term Loan, 6.01%, Maturing July 28, 2015	12,491,747
	29,851	Term Loan, 6.01%, Maturing July 28, 2015	29,067,194
		Microsemi Corp.
	11,425	Term Loan, 5.00%, Maturing November 2, 2017	11,601,139
		Network Solutions, LLC
	10,445	Term Loan, 2.51%, Maturing March 7, 2014	10,066,028
		Open Solutions, Inc.
	10,002	Term Loan, 2.43%, Maturing January 23, 2014	8,757,180
		RBS Worldpay, Inc.
GBP	9,500	Term Loan, 6.76%, Maturing October 2, 2017	15,395,123
	3,500	Term Loan, 6.25%, Maturing October 15, 2017	3,543,750
		Sensata Technologies Finance Co.
	39,653	Term Loan, 2.05%, Maturing April 26, 2013	39,653,059
		Shield Finance Co. S.A.R.L.
	6,230	Term Loan, 7.75%, Maturing June 15, 2016	6,292,426
		Spansion, LLC
	5,529	Term Loan, 6.50%, Maturing January 8, 2015	5,601,345
		Spectrum Brands, Inc.
	21,239	Term Loan, 8.00%, Maturing June 16, 2016	21,504,150
		SS&C Technologies, Inc.
	2,643	Term Loan, 2.30%, Maturing November 23, 2012	2,629,664
		VeriFone, Inc.
	1,809	Term Loan, 3.01%, Maturing October 31, 2013	1,813,301
		Vertafore, Inc.
	26,691	Term Loan, 7.24%, Maturing July 29, 2016	26,849,868

			$286,891,784

Equipment Leasing — 0.2%
		Hertz Corp.
	12,630	Term Loan, 2.01%, Maturing December 21, 2012	$12,633,577
	3,181	Term Loan, 2.03%, Maturing December 21, 2012	3,182,015

			$15,815,592

Farming/Agriculture — 0.3%
		CF Industries, Inc.
	3,511	Term Loan, 4.25%, Maturing April 6, 2015	$3,536,215
		Earthbound Farm Holdings III, LLC
	6,300	Term Loan, 6.75%, Maturing December 21, 2016	6,398,437
		WM. Bolthouse Farms, Inc.
	13,031	Term Loan, 5.50%, Maturing February 11, 2016	13,137,377

			$23,072,029

Financial Intermediaries — 3.1%
		Asset Acceptance Capital Corp.
	10,856	Term Loan, 3.80%, Maturing June 5, 2013	$10,666,123
		Citco III, Ltd.
	2,088	Term Loan, Maturing May 25, 2013(7)	2,040,959
	26,949	Term Loan, 4.46%, Maturing June 30, 2014	26,814,430
		E.A. Viner International Co.
	270	Term Loan, 4.81%, Maturing July 31, 2013	267,340
		Fidelity National Information Services, Inc.
	17,506	Term Loan, 5.25%, Maturing July 18, 2016	17,792,420
		First Data Corp.
	8,715	Term Loan, 3.01%, Maturing September 24, 2014	8,263,123
	11,333	Term Loan, 3.01%, Maturing September 24, 2014	10,742,890
	13,303	Term Loan, 3.01%, Maturing September 24, 2014	12,611,447
		Grosvenor Capital Management
	8,974	Term Loan, 4.31%, Maturing December 5, 2016	8,861,914

9

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		HarbourVest Partners, LLC
	10,850	Term Loan, 6.25%, Maturing December 14, 2016	$10,985,625
		Interactive Data Corp.
	10,448	Term Loan, 6.75%, Maturing January 27, 2017	10,612,874
		Jupiter Asset Management Group
GBP	2,841	Term Loan, 4.35%, Maturing March 17, 2015	4,527,378
		LPL Holdings, Inc.
	7,518	Term Loan, 2.04%, Maturing June 28, 2013	7,529,564
	23,664	Term Loan, 4.25%, Maturing June 25, 2015	23,848,818
	15,422	Term Loan, 5.25%, Maturing June 28, 2017	15,682,159
		MSCI, Inc.
	24,079	Term Loan, 4.75%, Maturing June 1, 2016	24,364,938
		Nuveen Investments, Inc.
	18,231	Term Loan, 3.30%, Maturing November 13, 2014	17,864,470
	16,707	Term Loan, 5.80%, Maturing May 12, 2017	16,863,639
		Oxford Acquisition III, Ltd.
	7,042	Term Loan, 2.05%, Maturing May 12, 2014	6,997,915
		RJO Holdings Corp. (RJ O’Brien)
	63	Term Loan, 6.27%, Maturing December 10, 2015(4)	51,598
	1,995	Term Loan, 6.27%, Maturing December 10, 2015(4)	1,591,883
		Travelex America Holdings, Inc.
	298	Term Loan, 2.95%, Maturing October 31, 2013	296,928
	4,702	Term Loan, 2.95%, Maturing October 31, 2013	4,689,322
	298	Term Loan, 3.45%, Maturing October 31, 2014	296,928
	4,702	Term Loan, 3.45%, Maturing October 31, 2014	4,689,322

			$248,954,007

Food Products — 2.4%
		Acosta, Inc.
	16,694	Term Loan, 2.51%, Maturing July 28, 2013	$16,683,692
		American Seafoods Group, LLC
	10,503	Term Loan, 5.50%, Maturing May 7, 2015	10,568,338
		Autobar BV
EUR	424	Term Loan, 5.88%, Maturing October 6, 2017	584,974
EUR	2,576	Term Loan, 5.88%, Maturing October 6, 2017	3,556,491
		B&G Foods, Inc.
	1,500	Term Loan, 2.31%, Maturing February 26, 2013	1,494,375
		BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.60%, Maturing December 31, 2013	5,433,612
GBP	2,500	Term Loan - Second Lien, 5.40%, Maturing June 30, 2015	3,838,434
		Dean Foods Co.
	32,063	Term Loan, 1.81%, Maturing April 2, 2014	31,293,011
	3,194	Term Loan, 3.26%, Maturing April 2, 2014	3,181,167
		Dole Food Company, Inc.
	11,589	Term Loan, 5.04%, Maturing March 2, 2017	11,721,427
	4,666	Term Loan, 5.06%, Maturing March 2, 2017	4,719,246
		Liberator Midco, Ltd.
EUR	2,000	Term Loan, 5.62%, Maturing April 30, 2016	2,797,174
		Lion Polaris S.A.S.
EUR	5,269	Term Loan, 6.00%, Maturing October 31, 2017	7,303,048
		Michael Foods Holdings, Inc.
	16,402	Term Loan, 6.25%, Maturing June 29, 2016	16,681,939
		Picard
EUR	1,231	Term Loan, 6.00%, Maturing September 14, 2017	1,706,079
		Pierre Foods, Inc.
	14,788	Term Loan, 7.00%, Maturing September 30, 2016	14,963,544
		Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.86%, Maturing April 2, 2013(3)	3,720,000
	36,672	Term Loan, 2.76%, Maturing April 2, 2014	36,628,665
	5,744	Term Loan, 6.00%, Maturing April 2, 2014	5,828,894

10

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		United Biscuits
GBP	3,961	Term Loan, 3.11%, Maturing December 15, 2014	$6,255,657
GBP	1,500	Term Loan - Second Lien, 4.61%, Maturing June 15, 2016	2,357,724

			$191,317,491

Food Service — 4.1%
		Aramark Corp.
	960	Term Loan, 2.18%, Maturing January 26, 2014	$945,600
	3,210	Term Loan, 2.14%, Maturing January 27, 2014	3,220,987
	25,506	Term Loan, 2.18%, Maturing January 27, 2014	25,590,641
	4,018	Term Loan, 3.51%, Maturing July 26, 2016	4,054,430
	40,872	Term Loan, 3.55%, Maturing July 26, 2016	41,238,460
		Buffets, Inc.
	9,149	Term Loan, 12.00%, Maturing April 21, 2015(2)	8,754,804
	1,161	Term Loan, 7.55%, Maturing April 22, 2015(2)	891,293
		Burger King Corp.
	44,575	Term Loan, 6.25%, Maturing October 19, 2016	45,337,634
EUR	3,000	Term Loan, 6.50%, Maturing October 19, 2016	4,174,197
		CBRL Group, Inc.
	365	Term Loan, 1.79%, Maturing April 29, 2013	364,360
	3,588	Term Loan, 1.79%, Maturing April 29, 2013	3,582,639
	221	Term Loan, 2.79%, Maturing April 27, 2016	220,740
	2,292	Term Loan, 2.79%, Maturing April 27, 2016	2,293,877
		Darling International, Inc.
	12,000	Term Loan, 5.75%, Maturing December 16, 2016	12,172,500
		Denny’s, Inc.
	11,880	Term Loan, 6.50%, Maturing September 20, 2016	12,058,200
		DineEquity, Inc.
	18,842	Term Loan, 6.00%, Maturing October 19, 2017	19,177,161
		Dunkin Brands, Inc.
	28,275	Term Loan, 5.75%, Maturing November 23, 2017	28,788,587
		JRD Holdings, Inc.
	6,459	Term Loan, 2.51%, Maturing July 2, 2014	6,398,294
		OSI Restaurant Partners, LLC
	4,195	Term Loan, 2.56%, Maturing June 14, 2013	4,131,014
	43,053	Term Loan, 2.63%, Maturing June 14, 2014	42,392,079
		QCE Finance, LLC
	9,559	Term Loan, 5.01%, Maturing May 5, 2013	9,048,032
		Sagittarius Restaurants, LLC
	9,121	Term Loan, 7.51%, Maturing May 18, 2015	9,149,440
		Selecta
CHF	18,405	Term Loan, 2.45%, Maturing July 2, 2015	16,694,018
		SSP Financing, Ltd.
	5,115	Term Loan, 1.30%, Maturing December 17, 2016	4,578,307
		U.S. Foodservice, Inc.
	20,355	Term Loan, 2.76%, Maturing July 3, 2014	19,687,516
		Wendy’s/Arby’s Restaurants, LLC
	8,765	Term Loan, 5.00%, Maturing May 24, 2017	8,855,158

			$333,799,968

Food/Drug Retailers — 2.7%
		General Nutrition Centers, Inc.
	40,213	Term Loan, 2.54%, Maturing September 16, 2013	$40,086,977
		NBTY, Inc.
	34,250	Term Loan, 6.25%, Maturing October 2, 2017	34,838,689
		Pantry, Inc. (The)
	60	Term Loan, 2.01%, Maturing May 15, 2014	59,232
	6,556	Term Loan, 2.01%, Maturing May 15, 2014	6,435,733
		Rite Aid Corp.
	65,201	Term Loan, 2.02%, Maturing June 4, 2014	62,821,064
	16,768	Term Loan, 6.00%, Maturing June 4, 2014	16,886,736

11

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Roundy’s Supermarkets, Inc.
	42,190	Term Loan, 7.00%, Maturing November 3, 2013	$42,493,373
	2,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	2,542,970
		Supervalu, Inc.
	4,889	Term Loan, 1.64%, Maturing June 1, 2012	4,857,561
	2,847	Term Loan, 3.51%, Maturing October 5, 2015	2,841,531

			$213,863,866

Forest Products — 0.5%
		Georgia-Pacific Corp.
	3,959	Term Loan, 2.30%, Maturing December 20, 2012	$3,970,909
	29,097	Term Loan, 2.30%, Maturing December 21, 2012	29,186,573
	10,387	Term Loan, 3.55%, Maturing December 23, 2014	10,470,663

			$43,628,145

Health Care — 11.5%
		1-800-Contacts, Inc.
	7,678	Term Loan, 7.70%, Maturing March 4, 2015	$7,716,487
		Alliance Healthcare Services
	11,807	Term Loan, 5.50%, Maturing June 1, 2016	11,914,173
		AMR HoldCo, Inc.
	4,906	Term Loan, 3.26%, Maturing April 8, 2015	4,906,250
		Ardent Medical Services, Inc.
	10,540	Term Loan, 6.50%, Maturing September 15, 2015	10,623,773
		Ascend Learning
	17,350	Term Loan, 7.75%, Maturing December 6, 2016	17,125,890
		Aveta Holdings, LLC
	5,318	Term Loan, 8.50%, Maturing April 14, 2015	5,358,382
	5,318	Term Loan, 8.50%, Maturing April 14, 2015	5,358,382
		Biomet, Inc.
	61,712	Term Loan, 3.29%, Maturing March 25, 2015	62,016,292
EUR	2,878	Term Loan, 3.85%, Maturing March 25, 2015	3,927,577
		Cardinal Health 409, Inc.
	15,361	Term Loan, 2.51%, Maturing April 10, 2014	14,983,259
		Carestream Health, Inc.
	20,389	Term Loan, 2.26%, Maturing April 30, 2013	20,266,877
		Carl Zeiss Vision Holding GmbH
EUR	7,534	Term Loan, 2.54%, Maturing October 24, 2014	9,232,020
EUR	837	Term Loan, 4.00%, Maturing September 30, 2019	905,437
		Catalina Marketing Corp.
	3,989	Term Loan, 3.01%, Maturing October 1, 2014	3,982,448
		CDRL MS, Inc.
	4,988	Term Loan, 6.75%, Maturing September 29, 2016	5,081,016
		Community Health Systems, Inc.
	3,504	Term Loan, 2.54%, Maturing July 25, 2014	3,490,585
	81,395	Term Loan, 2.54%, Maturing July 25, 2014	81,095,086
	26,975	Term Loan, 3.79%, Maturing January 25, 2017	27,199,353
		ConvaTec, Inc.
EUR	7,500	Term Loan, 5.75%, Maturing December 22, 2016	10,474,000
	9,875	Term Loan, 5.75%, Maturing December 22, 2016	10,025,179
		Dako EQT Project Delphi
EUR	3,099	Term Loan, 3.15%, Maturing May 31, 2016	3,959,533
	1,568	Term Loan, 2.43%, Maturing June 12, 2016	1,433,690
		DaVita, Inc.
	27,025	Term Loan, 4.50%, Maturing October 20, 2016	27,459,238
		DJO Finance, LLC
	16,343	Term Loan, 3.26%, Maturing May 20, 2014	16,245,216
		Emdeon Business Services, LLC
	8,978	Term Loan, 4.50%, Maturing November 18, 2013	9,050,442

12

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Fenwal, Inc.
	504	Term Loan, 2.54%, Maturing February 28, 2014	$470,898
	2,938	Term Loan, 2.54%, Maturing February 28, 2014	2,746,902
		Fresenius Medical Care Holdings
	7,777	Term Loan, 1.68%, Maturing March 31, 2013	7,773,350
		Fresenius SE
	935	Term Loan, 4.50%, Maturing September 10, 2014	942,430
	1,910	Term Loan, 4.50%, Maturing September 10, 2014	1,926,081
		Grifols SA
	31,100	Term Loan, Maturing November 23, 2016(7)	31,628,047
		Hanger Orthopedic Group, Inc.
	5,550	Term Loan, 5.25%, Maturing November 17, 2016	5,633,250
		Harvard Drug Group, LLC
	349	Term Loan, 6.50%, Maturing April 8, 2016	340,312
	2,538	Term Loan, 6.50%, Maturing April 8, 2016	2,475,000
		HCA, Inc.
	37,850	Term Loan, 2.55%, Maturing November 18, 2013	37,828,629
	51,769	Term Loan, 3.55%, Maturing March 31, 2017	52,390,695
		Health Management Associates, Inc.
	47,960	Term Loan, 2.05%, Maturing February 28, 2014	47,873,853
		Iasis Healthcare, LLC
	248	Term Loan, 2.26%, Maturing March 14, 2014	246,390
	908	Term Loan, 2.26%, Maturing March 14, 2014	900,861
	2,623	Term Loan, 2.26%, Maturing March 14, 2014	2,602,718
		Ikaria Acquisition, Inc.
	3,133	Term Loan, 7.00%, Maturing May 16, 2016	3,018,947
		IM U.S. Holdings, LLC
	9,188	Term Loan, 2.26%, Maturing June 26, 2014	9,173,956
		IMS Health, Inc.
EUR	1,980	Term Loan, 5.50%, Maturing January 31, 2016	2,734,136
	8,169	Term Loan, 5.25%, Maturing February 26, 2016	8,286,884
		inVentiv Health, Inc.
	9,403	Term Loan, 6.50%, Maturing August 4, 2016	9,543,791
		Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.04%, Maturing April 15, 2015	15,542,895
		MedAssets, Inc.
	13,200	Term Loan, 5.25%, Maturing November 16, 2016	13,403,504
		MPT Operating Partnership, L.P.
	7,613	Term Loan, 5.00%, Maturing May 17, 2016	7,651,400
		MultiPlan, Inc.
	28,639	Term Loan, 6.50%, Maturing August 26, 2017	28,965,890
		Mylan, Inc.
	4,394	Term Loan, 3.56%, Maturing October 2, 2014	4,427,435
		National Mentor Holdings, Inc.
	537	Term Loan, 2.15%, Maturing June 29, 2013	531,733
	8,663	Term Loan, 4.25%, Maturing June 29, 2013	8,576,315
		Nyco Holdings
	5,759	Term Loan, 3.51%, Maturing December 29, 2013	5,651,676
	13,869	Term Loan, 4.26%, Maturing December 29, 2014	13,644,731
EUR	8,891	Term Loan, 4.87%, Maturing December 29, 2014	11,997,792
EUR	8,889	Term Loan, 5.37%, Maturing December 29, 2015	11,991,154
	13,899	Term Loan - Second Lien, 4.76%, Maturing December 29, 2015	13,674,157
		Prime Healthcare Services, Inc.
	29,885	Term Loan, 7.25%, Maturing April 22, 2015	29,437,126
		RadNet Management, Inc.
	15,159	Term Loan, 5.75%, Maturing April 1, 2016	15,225,580
		ReAble Therapeutics Finance, LLC
	8,756	Term Loan, 2.26%, Maturing November 18, 2013	8,734,225
		RehabCare Group, Inc.
	4,455	Term Loan, 6.00%, Maturing November 24, 2015	4,506,639

13

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Renal Advantage Holdings, Inc.
	9,675	Term Loan, 5.75%, Maturing December 16, 2016	$9,835,247
		Res-Care, Inc.
	7,325	Term Loan, 7.25%, Maturing December 22, 2016	7,215,125
		Select Medical Holdings Corp.
	15,142	Term Loan, 4.04%, Maturing August 22, 2014	15,236,676
	1,043	Term Loan, 4.05%, Maturing August 22, 2014	1,049,033
		Skillsoft Corp.
	3,980	Term Loan, 6.50%, Maturing May 26, 2017	4,039,700
		Sunquest Information Systems, Inc.
	12,925	Term Loan, 6.25%, Maturing December 16, 2016	13,021,938
		Sunrise Medical Holdings, Inc.
EUR	2,240	Term Loan, 6.75%, Maturing May 13, 2014	2,837,435
		TZ Merger Sub., Inc. (TriZetto)
	4,988	Term Loan, 5.75%, Maturing August 4, 2015	5,024,906
		Universal Health Services, Inc.
	20,425	Term Loan, 5.50%, Maturing November 15, 2016	20,809,725
		Vanguard Health Holding Co., LLC
	22,410	Term Loan, 5.00%, Maturing January 29, 2016	22,643,286
		VWR Funding, Inc.
	29,977	Term Loan, 2.76%, Maturing June 30, 2014	29,770,951

			$927,813,989

Home Furnishings — 0.5%
		Dometic Corp.
	914	Term Loan, 1.03%, Maturing September 5, 2013	$813,717
	2,057	Term Loan, 1.03%, Maturing September 5, 2013	1,776,005
	1,066	Term Loan, 3.50%, Maturing September 5, 2013(2)	445,234
		Hunter Fan Co.
	3,081	Term Loan, 2.77%, Maturing April 16, 2014	2,849,807
		National Bedding Co., LLC
	24,859	Term Loan, 3.81%, Maturing November 28, 2013	24,982,892
	4,500	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	4,466,250
		Oreck Corp.
	797	Term Loan - Second Lien, 3.80%, Maturing March 19, 2016(4)	718,520
		Sanitec Europe OY
EUR	3,464	Term Loan, 2.50%, Maturing June 24, 2016	3,897,398

			$39,949,823

Industrial Equipment — 2.4%
		Alliance Laundry Systems, LLC
	1,958	Term Loan, 6.25%, Maturing September 30, 2016	$1,984,816
		Brand Energy and Infrastructure Services, Inc.
	17,108	Term Loan, 2.56%, Maturing February 7, 2014	16,879,731
		Bucyrus International, Inc.
	10,557	Term Loan, 4.25%, Maturing February 19, 2016	10,614,643
		EPD Holdings (Goodyear Engineering Products)
	3,572	Term Loan, 2.76%, Maturing July 31, 2014	3,321,500
	21,429	Term Loan, 2.76%, Maturing July 31, 2014	19,928,906
	2,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	1,761,250
		Excelitas Technologies Corp.
	5,985	Term Loan, 7.25%, Maturing November 23, 2016	6,044,850
		Generac Acquisition Corp.
	10,605	Term Loan, 2.80%, Maturing November 11, 2013	10,601,885
		Gleason Corp.
	7,589	Term Loan, 2.05%, Maturing June 30, 2013	7,437,365
		Itron, Inc.
	509	Term Loan, 3.76%, Maturing April 18, 2014	512,893
		Jason, Inc.
	302	Term Loan, 8.25%, Maturing September 21, 2014	302,952
	769	Term Loan, 8.25%, Maturing September 21, 2014	770,737

14

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		John Maneely Co.
	33,938	Term Loan, 3.55%, Maturing December 9, 2013	$33,616,786
		Kinetek Acquisition Corp.
	304	Term Loan, 3.94%, Maturing November 11, 2013	282,528
	2,999	Term Loan, 3.94%, Maturing November 11, 2013	2,785,632
		KION Group GmbH
	11,661	Term Loan, 4.01%, Maturing December 23, 2014(2)	10,891,847
EUR	1,533	Term Loan, 4.62%, Maturing December 23, 2014(2)	1,979,246
	11,661	Term Loan, 4.26%, Maturing December 23, 2015(2)	10,891,847
EUR	1,494	Term Loan, 4.87%, Maturing December 29, 2015(2)	1,927,903
		Pinafore, LLC
	26,954	Term Loan, 6.25%, Maturing September 29, 2016	27,409,194
		Polypore, Inc.
	2,000	Revolving Loan, 0.65%, Maturing July 3, 2013(3)	1,820,000
	22,561	Term Loan, 2.26%, Maturing July 3, 2014	22,166,520
EUR	1,075	Term Loan, 2.82%, Maturing July 3, 2014	1,428,331
		Sequa Corp.
	1,989	Term Loan, 3.56%, Maturing December 3, 2014	1,967,500

			$197,328,862

Insurance — 1.6%
		Alliant Holdings I, Inc.
	23,892	Term Loan, 3.30%, Maturing August 21, 2014	$23,294,808
	4,000	Term Loan, 6.75%, Maturing August 21, 2014	4,030,000
		AmWINS Group, Inc.
	6,428	Term Loan, 2.80%, Maturing June 8, 2013	6,319,456
		Applied Systems, Inc.
	13,325	Term Loan, 5.50%, Maturing December 8, 2016	13,413,838
		CCC Information Services Group, Inc.
	12,225	Term Loan, 5.50%, Maturing November 11, 2015	12,373,998
		Conseco, Inc.
	18,425	Term Loan, 7.50%, Maturing September 30, 2016	18,655,313
		Crump Group, Inc.
	4,285	Term Loan, 3.26%, Maturing August 1, 2014	4,225,922
		HUB International Holdings, Inc.
	2,781	Term Loan, 2.80%, Maturing June 13, 2014	2,771,707
	16,689	Term Loan, 2.80%, Maturing June 13, 2014	16,633,685
	3,481	Term Loan, 6.75%, Maturing June 13, 2014	3,504,434
		U.S.I. Holdings Corp.
	19,948	Term Loan, 2.76%, Maturing May 5, 2014	19,586,836
	1,975	Term Loan, 7.00%, Maturing May 5, 2014	1,972,531

			$126,782,528

Leisure Goods/Activities/Movies — 3.8%
		24 Hour Fitness Worldwide, Inc.
	3,980	Term Loan, 6.75%, Maturing April 22, 2016	$3,942,688
		Alpha D2, Ltd.
	6,116	Term Loan, 2.71%, Maturing December 31, 2013	5,963,906
	11,884	Term Loan, 2.71%, Maturing December 31, 2013	11,589,838
		AMC Entertainment, Inc.
	27,104	Term Loan, 3.51%, Maturing December 16, 2016	27,320,007
		AMF Bowling Worldwide, Inc.
	2,704	Term Loan, 2.76%, Maturing June 8, 2013	2,473,959
		Bombardier Recreational Products
	30,498	Term Loan, 2.81%, Maturing June 28, 2013	30,383,144
		Carmike Cinemas, Inc.
	15,312	Term Loan, 5.50%, Maturing January 27, 2016	15,517,663
		Cedar Fair, L.P.
	19,771	Term Loan, 5.50%, Maturing December 15, 2016	20,078,173
		Cinemark, Inc.
	28,770	Term Loan, 3.53%, Maturing April 29, 2016	29,034,297

15

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		ClubCorp Club Operations, Inc.
	7,350	Term Loan, 6.00%, Maturing November 9, 2016	$7,460,250
		Deluxe Entertainment Services
	271	Term Loan, 6.25%, Maturing May 11, 2013	261,340
	4,342	Term Loan, 6.25%, Maturing May 11, 2013	4,180,236
		Dh P Bidco, Ltd.
GBP	6,500	Term Loan, 5.00%, Maturing December 8, 2017	10,572,550
GBP	1,000	Term Loan, Maturing December 9, 2017(7)	1,613,864
		Fender Musical Instruments Corp.
	3,938	Term Loan, 2.51%, Maturing June 9, 2014	3,701,350
	1,129	Term Loan, 2.54%, Maturing June 9, 2014	1,061,565
		Miramax Film NY, LLC
	8,650	Term Loan, 7.75%, Maturing May 20, 2016	8,887,875
		National CineMedia, LLC
	12,250	Term Loan, 2.06%, Maturing February 13, 2015	12,175,630
		Odeon
GBP	624	Term Loan, 3.99%, Maturing April 2, 2015	981,349
GBP	624	Term Loan, 4.87%, Maturing April 2, 2016	981,349
		Regal Cinemas Corp.
	20,497	Term Loan, 3.80%, Maturing November 21, 2016	20,669,947
		Revolution Studios Distribution Co., LLC
	5,455	Term Loan, 4.01%, Maturing December 21, 2014	4,336,530
		Six Flags Theme Parks, Inc.
	27,944	Term Loan, 5.50%, Maturing June 30, 2016	28,380,124
		Sram, LLC
	4,891	Term loan, 5.00%, Maturing April 30, 2015	4,945,745
		SW Acquisition Co., Inc.
	14,009	Term Loan, 5.75%, Maturing June 1, 2016	14,183,606
		Universal City Development Partners, Ltd.
	21,562	Term Loan, 5.50%, Maturing November 6, 2014	21,854,006
		Zuffa, LLC
	4,000	Revolving Loan, 0.72%, Maturing June 19, 2012(3)	3,906,400
	10,950	Term Loan, 2.31%, Maturing June 19, 2015	10,785,597

			$307,242,988

Lodging and Casinos — 2.8%
		Ameristar Casinos, Inc.
	1,796	Term Loan, 3.55%, Maturing November 10, 2012	$1,802,451
		Choctaw Resort Development Enterprise
	2,249	Term Loan, 7.25%, Maturing November 4, 2011	2,243,454
		Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.56%, Maturing September 5, 2014	2,228,574
GBP	1,500	Term Loan, 4.76%, Maturing September 4, 2015	2,228,574
		Gala Electric Casinos, Ltd.
EUR	317	Revolving Loan, 5.14%, Maturing September 28, 2012	421,378
GBP	5,667	Revolving Loan, 2.89%, Maturing October 26, 2012(3)	8,801,461
GBP	10,750	Term Loan, 4.89%, Maturing October 25, 2013	16,279,925
GBP	10,750	Term Loan, 5.39%, Maturing October 27, 2014	16,280,033
GBP	1,178	Term Loan - Second Lien, 7.40%, Maturing April 7, 2015	1,715,973
		Harrah’s Operating Co.
	11,051	Term Loan, 3.30%, Maturing January 28, 2015	10,316,741
	12,000	Term Loan, 3.30%, Maturing January 28, 2015	11,184,372
	23,803	Term Loan, 3.30%, Maturing January 28, 2015	22,229,412
	9,900	Term Loan, 9.50%, Maturing October 31, 2016	10,539,629
		Herbst Gaming, Inc.
	3,607	Term Loan, 10.00%, Maturing December 31, 2015	3,758,694
		Isle of Capri Casinos, Inc.
	6,194	Term Loan, 5.00%, Maturing November 25, 2013	6,203,858
	9,829	Term Loan, 5.00%, Maturing November 25, 2013	9,845,100
	23,963	Term Loan, 5.00%, Maturing November 25, 2013	24,003,156

16

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Las Vegas Sands, LLC
	1,346	Term Loan, 2.04%, Maturing May 23, 2014	$1,334,138
	6,623	Term Loan, 2.04%, Maturing May 23, 2014	6,565,403
	4,931	Term Loan, 3.04%, Maturing November 23, 2016	4,910,278
	9,660	Term Loan, 3.04%, Maturing November 23, 2016	9,628,385
		LodgeNet Entertainment Corp.
	8,759	Term Loan, 2.31%, Maturing April 4, 2014	8,226,565
		Penn National Gaming, Inc.
	29,483	Term Loan, 2.03%, Maturing October 3, 2012	29,528,529
		Scandic Hotels
EUR	1,725	Term Loan, 3.39%, Maturing April 25, 2015	2,187,055
EUR	1,725	Term Loan, 3.76%, Maturing June 30, 2016	2,187,055
		VML US Finance, LLC
	2,748	Term Loan, 4.80%, Maturing May 25, 2012	2,765,121
	9,092	Term Loan, 4.80%, Maturing May 27, 2013	9,140,791

			$226,556,105

Nonferrous Metals/Minerals — 0.7%
		Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	$729,722
	744	Term Loan, 10.00%, Maturing June 29, 2013	717,079
GBP	454	Term Loan, 14.00%, Maturing June 29, 2013(2)	700,401
	705	Term Loan, 14.00%, Maturing June 29, 2013(2)	679,438
		Fairmount Minerals, Ltd.
	8,415	Term Loan, 6.25%, Maturing August 5, 2016	8,583,436
		Noranda Aluminum Acquisition
	4,080	Term Loan, 2.01%, Maturing May 18, 2014	4,073,639
		Novelis, Inc.
	21,025	Term Loan, 5.25%, Maturing December 19, 2016	21,432,359
		Oxbow Carbon and Mineral Holdings
	21,285	Term Loan, 3.80%, Maturing May 8, 2016	21,524,292
		Tube City IMS Corp.
	1,144	Term Loan, 2.26%, Maturing January 25, 2014	1,132,321
	144	Term Loan, 2.30%, Maturing January 25, 2014	142,598

			$59,715,285

Oil and Gas — 2.2%
		Big West Oil, LLC
	6,300	Term Loan, 7.00%, Maturing March 31, 2016	$6,378,750
		CITGO Petroleum Corp.
	6,923	Term Loan, 8.00%, Maturing June 24, 2015	7,275,548
	23,147	Term Loan, 9.00%, Maturing June 23, 2017	24,413,064
		Crestwood Holdings, LLC
	4,175	Term Loan, 10.50%, Maturing September 30, 2016	4,274,156
		Dresser, Inc.
	21,860	Term Loan, 2.53%, Maturing May 4, 2014	21,832,431
	5,000	Term Loan - Second Lien, 6.03%, Maturing May 4, 2015	5,001,565
		Dynegy Holdings, Inc.
	3,345	Term Loan, 4.01%, Maturing April 2, 2013	3,336,091
	57,006	Term Loan, 4.01%, Maturing April 2, 2013	56,859,479
		IFM (US) Colonial Pipeline 2, LLC
	869	Term Loan, 2.29%, Maturing February 27, 2012	867,933
		Obsidian Natural Gas Trust
	31,348	Term Loan, 7.00%, Maturing November 2, 2015	32,053,392
		SemGroup Corp.
	3,860	Term Loan, 7.57%, Maturing November 30, 2012	3,893,735

17

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sheridan Production Partners I, LLC
	780	Term Loan, 7.50%, Maturing April 20, 2017	$789,003
	1,276	Term Loan, 7.50%, Maturing April 20, 2017	1,291,740
	9,631	Term Loan, 7.50%, Maturing April 20, 2017	9,748,382

			$178,015,269

Publishing — 3.8%
		Aster Zweite Beteiligungs GmbH
	597	Term Loan, 2.71%, Maturing September 27, 2013	$584,524
	7,825	Term Loan, 2.71%, Maturing September 27, 2013	7,658,719
	639	Term Loan, 2.71%, Maturing September 27, 2014	624,983
EUR	708	Term Loan, 3.39%, Maturing December 31, 2014	965,191
EUR	792	Term Loan, 3.39%, Maturing December 31, 2014	1,078,266
		Black Press US Partnership
	1,108	Term Loan, 2.29%, Maturing August 2, 2013	1,007,919
	1,824	Term Loan, 2.29%, Maturing August 2, 2013	1,660,101
		Cengage Learning, Inc.
	24,255	Term Loan, 2.55%, Maturing July 3, 2014	23,900,968
		GateHouse Media Operating, Inc.
	4,906	Term Loan, 2.26%, Maturing August 28, 2014	2,354,738
	15,631	Term Loan, 2.26%, Maturing August 28, 2014	7,502,887
	9,330	Term Loan, 2.51%, Maturing August 28, 2014	4,478,561
		Getty Images, Inc.
	40,409	Term Loan, 5.25%, Maturing November 7, 2016	41,090,648
		Hanley-Wood, LLC
	7,275	Term Loan, 2.56%, Maturing March 8, 2014	3,510,188
		Lamar Media Corp.
	5,000	Term Loan, 3.31%, Maturing April 27, 2015	5,000,000
	5,353	Term Loan, 4.25%, Maturing December 30, 2016	5,416,743
		Laureate Education, Inc.
	3,850	Term Loan, 3.55%, Maturing August 17, 2014	3,756,576
	25,716	Term Loan, 3.55%, Maturing August 17, 2014	25,088,991
	6,463	Term Loan, 7.00%, Maturing August 31, 2014	6,478,656
		MediaNews Group, Inc.
	2,002	Term Loan, 8.50%, Maturing March 19, 2014	1,971,913
		Merrill Communications, LLC
	11,854	Term Loan, 7.50%, Maturing December 24, 2012	11,883,875
		Nelson Education, Ltd.
	284	Term Loan, 2.80%, Maturing July 5, 2014	246,801
		Newspaper Holdings, Inc.
	18,203	Term Loan, 1.81%, Maturing July 24, 2014	15,563,946
		Nielsen Finance, LLC
	39,226	Term Loan, 2.26%, Maturing August 9, 2013	39,279,565
	7,811	Term Loan, 4.01%, Maturing May 2, 2016	7,887,286
	19,714	Term Loan, 4.01%, Maturing May 2, 2016	19,820,883
		SGS International, Inc.
	948	Term Loan, 3.96%, Maturing September 30, 2013	939,006
	1,917	Term Loan, 3.96%, Maturing September 30, 2013	1,902,593
		Source Interlink Companies, Inc.
	1,779	Term Loan, 10.75%, Maturing June 18, 2012	1,769,960
	4,053	Term Loan, 10.75%, Maturing June 18, 2013	3,870,723
	1,441	Term Loan, 15.00%, Maturing March 18, 2014(2)	1,051,824
		Springer Science+Business Media S.A.
EUR	6,265	Term Loan, 6.75%, Maturing June 30, 2015	8,770,426
	9,000	Term Loan, 6.75%, Maturing June 17, 2016	9,180,000
		Star Tribune Co. (The)
	947	Term Loan, 8.00%, Maturing September 28, 2014	904,069
	841	Term Loan, 8.00%, Maturing September 29, 2014	803,617
		Trader Media Corp.
GBP	11,879	Term Loan, 2.60%, Maturing March 23, 2015	18,165,827

18

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Xsys, Inc.
EUR	254	Term Loan, 3.39%, Maturing September 27, 2013	$346,655
EUR	2,690	Term Loan, 3.39%, Maturing September 27, 2014	3,664,237
	7,834	Term Loan, 2.71%, Maturing December 31, 2014	7,667,138
	8,001	Term Loan, 2.71%, Maturing December 31, 2014	7,831,390
EUR	1,000	Term Loan - Second Lien, 5.55%, Maturing September 27, 2015	1,318,948

			$306,999,341

Radio and Television — 2.4%
		Block Communications, Inc.
	9,315	Term Loan, 2.30%, Maturing December 22, 2011	$9,105,191
		Citadel Broadcasting Corp.
	4,950	Term Loan, 4.25%, Maturing December 30, 2016	5,007,237
		CMP Susquehanna Corp.
	3,815	Revolving Loan, 0.50%, Maturing May 5, 2012(3)	3,604,942
	11,409	Term Loan, 2.31%, Maturing May 5, 2013	11,031,317
		Cumulus Media, Inc.
	17,300	Term Loan, 4.01%, Maturing June 11, 2014	16,769,883
		Entercom Communications Corp.
	3,000	Revolving Loan, 0.93%, Maturing June 30, 2012(3)	2,812,500
	2,749	Revolving Loan, 1.47%, Maturing June 30, 2012	2,712,541
		Gray Television, Inc.
	2,603	Term Loan, 3.77%, Maturing December 31, 2014	2,575,684
		HIT Entertainment, Inc.
	1,431	Term Loan, 5.54%, Maturing June 1, 2012	1,412,355
		Live Nation Worldwide, Inc.
	25,536	Term Loan, 4.50%, Maturing November 7, 2016	25,684,445
		Local TV Finance, LLC
	3,835	Term Loan, 2.31%, Maturing May 7, 2013	3,722,733
		Mission Broadcasting, Inc.
	3,793	Term Loan, 5.00%, Maturing September 30, 2016	3,802,672
		NEP II, Inc.
	2,378	Term Loan, 2.54%, Maturing February 16, 2014	2,348,045
		New Young Broadcasting Holding Co., Inc.
	2,053	Term Loan, 8.00%, Maturing June 30, 2015	2,068,714
		Nexstar Broadcasting, Inc.
	5,933	Term Loan, 5.00%, Maturing September 30, 2016	5,947,769
		Raycom TV Broadcasting, LLC
	9,083	Term Loan, 1.81%, Maturing June 25, 2014	8,810,225
		Spanish Broadcasting System, Inc.
	2,763	Term Loan, 2.06%, Maturing June 11, 2012	2,700,700
		Tyrol Acquisition 2 SAS
EUR	7,800	Term Loan, 2.87%, Maturing January 30, 2015	10,128,723
EUR	7,800	Term Loan, 3.12%, Maturing January 29, 2016	10,128,723
		Univision Communications, Inc.
	21,062	Term Loan, 2.51%, Maturing September 29, 2014	20,772,410
	35,062	Term Loan, 4.51%, Maturing March 31, 2017	34,429,248
		Weather Channel
	7,551	Term Loan, 5.00%, Maturing September 14, 2015	7,596,343

			$193,172,400

Rail Industries — 0.1%
		Kansas City Southern Railway Co.
	7,734	Term Loan, 2.04%, Maturing April 26, 2013	$7,734,107
	1,930	Term Loan, 1.79%, Maturing April 28, 2013	1,891,400

			$9,625,507

Retailers (Except Food and Drug) — 3.0%
		Amscan Holdings, Inc.
	12,893	Term Loan, 6.75%, Maturing December 4, 2017	$13,105,352

19

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Dollar General Corp.
	10,000	Term Loan, 3.01%, Maturing July 7, 2014	$10,034,090
	2,500	Term Loan, 3.03%, Maturing July 7, 2014	2,509,938
		FTD, Inc.
	6,223	Term Loan, 6.75%, Maturing August 26, 2014	6,253,818
		Harbor Freight Tools USA, Inc.
	22,675	Term Loan, 6.50%, Maturing December 22, 2017	23,008,050
		KKR My Best Friend UK Holdco.
GBP	2,000	Term Loan, 5.60%, Maturing January 24, 2017	3,200,270
		Matalan Group, Ltd.
GBP	7,198	Term Loan, 5.60%, Maturing March 24, 2016	11,547,718
		Michaels Stores, Inc.
	23,210	Term Loan, 2.56%, Maturing October 31, 2013	23,167,562
	4,629	Term Loan, 4.81%, Maturing July 31, 2016	4,689,546
		Neiman Marcus Group, Inc.
	35,178	Term Loan, 4.30%, Maturing April 6, 2016	35,441,384
		Orbitz Worldwide, Inc.
	15,796	Term Loan, 3.28%, Maturing July 25, 2014	14,802,286
		Oriental Trading Co., Inc.
	2,000	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(5)	60,000
		Pep Boys-Manny, Moe, & Jack (The)
	2,346	Term Loan, 2.30%, Maturing October 28, 2013	2,327,943
		PETCO Animal Supplies, Inc.
	15,025	Term Loan, 6.00%, Maturing November 24, 2017	15,253,891
		Pilot Travel Centers, LLC
	6,009	Term Loan, 5.25%, Maturing June 30, 2016	6,122,982
		Rent-A-Center, Inc.
	20	Term Loan, 2.06%, Maturing June 30, 2012	20,299
	7,255	Term Loan, 3.31%, Maturing March 31, 2015	7,273,052
		Savers, Inc.
	15,709	Term Loan, 5.75%, Maturing March 11, 2016	15,846,605
		Visant Corp.
	7,955	Term Loan, 7.00%, Maturing December 22, 2016	8,071,907
		Vivarte
EUR	87	Term Loan, 2.64%, Maturing March 9, 2015	109,582
EUR	337	Term Loan, 2.64%, Maturing March 9, 2015	426,109
EUR	8,886	Term Loan, 2.64%, Maturing March 9, 2015	11,252,035
EUR	8,886	Term Loan, 3.26%, Maturing March 8, 2016	11,252,035
EUR	87	Term Loan, 3.26%, Maturing May 29, 2016	109,571
EUR	337	Term Loan, 3.26%, Maturing May 29, 2016	426,109
EUR	13	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	15,828
EUR	88	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	102,280
EUR	900	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	1,052,021
		Yankee Candle Company, Inc. (The)
	12,708	Term Loan, 2.26%, Maturing February 6, 2014	12,657,425

			$240,139,688

Steel — 0.0%(8)
		Niagara Corp.
	3,486	Term Loan, Maturing June 29, 2014(4)(7)	$3,302,372

			$3,302,372

Surface Transport — 0.4%
		Rural/Metro Operating Company, LLC
	4,000	Term Loan, 6.00%, Maturing November 24, 2016	$4,052,500
		Swift Transportation Co., Inc.
	28,843	Term Loan, 6.00%, Maturing December 16, 2016	29,284,721

			$33,337,221

20

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Telecommunications — 4.0%
		Alaska Communications Systems Holdings, Inc.
	14,225	Term Loan, 5.50%, Maturing October 21, 2016	$14,362,812
		Asurion Corp.
	39,339	Term Loan, 3.26%, Maturing July 3, 2014	38,408,189
	18,750	Term Loan, 6.75%, Maturing March 31, 2015	19,068,075
		BCM Luxembourg, Ltd.
EUR	5,451	Term Loan, 2.75%, Maturing September 30, 2014	6,333,988
EUR	5,451	Term Loan, 3.00%, Maturing September 30, 2015	6,334,523
		Cellular South, Inc.
	2,937	Term Loan, 2.04%, Maturing May 29, 2014	2,936,531
	6,696	Term Loan, 2.04%, Maturing May 29, 2014	6,695,882
		CommScope, Inc.
	24,650	Term Loan, 5.00%, Maturing January 14, 2018	25,204,625
		Intelsat Jackson Holdings SA
	96,550	Term Loan, 5.25%, Maturing April 2, 2018	97,961,851
		IPC Systems, Inc.
	4,311	Term Loan, 2.54%, Maturing May 31, 2014	4,202,984
GBP	325	Term Loan, 3.01%, Maturing May 31, 2014	461,018
		Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.60%, Maturing December 1, 2014	9,790,059
		Metro PCS
	2,620	Term Loan, 2.56%, Maturing November 4, 2013	2,628,238
		NTelos, Inc.
	7,666	Term Loan, 5.75%, Maturing August 7, 2015	7,746,727
		Syniverse Technologies, Inc.
	19,850	Term Loan, 5.25%, Maturing December 21, 2017	20,189,098
		Telesat Canada, Inc.
	4,436	Term Loan, 3.26%, Maturing October 31, 2014	4,442,448
	51,649	Term Loan, 3.26%, Maturing October 31, 2014	51,718,927
		TowerCo Finance, LLC
	2,450	Term Loan, 6.00%, Maturing November 24, 2014	2,475,519
		Windstream Corp.
	4,236	Term Loan, 3.06%, Maturing December 17, 2015	4,270,482

			$325,231,976

Utilities — 1.5%
		AEI Finance Holding, LLC
	2,984	Revolving Loan, 3.30%, Maturing March 30, 2012	$2,954,230
	25,417	Term Loan, 3.30%, Maturing March 30, 2014	25,159,462
		BRSP, LLC
	10,850	Term Loan, 7.50%, Maturing June 4, 2014	11,094,553
		Covanta Energy Corp.
	893	Term Loan, 1.80%, Maturing February 10, 2014	887,193
	779	Term Loan, 1.81%, Maturing February 10, 2014	773,542
		EquiPower Resources Holdings
	5,325	Term Loan, Maturing January 4, 2018(7)	5,418,187
		New Development Holdings, Inc.
	1,000	Term Loan, Maturing July 3, 2017(7)	1,014,375
		NRG Energy, Inc.
	2,868	Term Loan, 2.04%, Maturing February 1, 2013	2,875,416
	8	Term Loan, 2.05%, Maturing February 1, 2013	7,971
	14,348	Term Loan, 3.55%, Maturing August 31, 2015	14,463,785
	25,271	Term Loan, 3.55%, Maturing August 31, 2015	25,433,766

21

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TXU Texas Competitive Electric Holdings Co., LLC
6,399	Term Loan, 3.76%, Maturing October 10, 2014	$5,309,041
10,762	Term Loan, 3.76%, Maturing October 10, 2014	8,908,647
20,401	Term Loan, 3.79%, Maturing October 10, 2014	16,909,123

		$121,209,291

Total Senior Floating-Rate Interests (identified cost $7,389,113,252)		$7,485,188,006

Corporate Bonds & Notes — 2.4%

Principal
Amount*
(000’s omitted)		Security	Value
Aerospace and Defense — 0.1%
		International Lease Finance Corp., Sr. Notes
	2,325	6.50%, 9/1/14(9)	$2,487,750
	2,325	6.75%, 9/1/16(9)	2,499,375
	2,325	7.125%, 9/1/18(9)	2,516,813

			$7,503,938

Broadcast Radio and Television — 0.1%
		Entravision Communications Corp., Sr. Notes
	3,000	8.75%, 8/1/17	$3,225,000

			$3,225,000

Building and Development — 0.4%
		AMO Escrow Corp., Sr. Notes
	15,750	11.50%, 12/15/17(9)	$17,088,750
		Grohe Holding GmbH, Variable Rate
EUR	13,000	3.873%, 1/15/14(10)	17,576,467

			$34,665,217

Cable and Satellite Television — 0.3%
		NAI Entertainment Holdings, LLC, Sr. Notes
	7,500	8.25%, 12/15/17(9)	$8,025,000
		Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18	14,910,000

			$22,935,000

Chemicals and Plastics — 0.0%(8)
		Rhodia SA, Sr. Notes, Variable Rate
EUR	856	3.748%, 10/15/13(10)	$1,176,490
		Wellman Holdings, Inc., Sr. Sub. Notes
	1,104	5.00%, 1/29/19(2)(4)	0

			$1,176,490

Conglomerates — 0.1%
		Polymer Group, Inc., Sr. Notes
	5,000	7.75%, 2/1/19(9)	$5,162,500

			$5,162,500

Ecological Services and Equipment — 0.0%(8)
		Environmental Systems Product Holdings, Inc., Jr. Notes
	149	18.00%, 3/31/15(4)	$127,289

			$127,289

22

Principal
Amount*
(000’s omitted)		Security	Value
Electronics/Electrical — 0.3%
		NXP BV/NXP Funding, LLC, Variable Rate
	21,900	3.053%, 10/15/13	$21,763,125

			$21,763,125

Financial Intermediaries — 0.2%
		UPCB Finance II, Ltd., Sr. Notes
EUR	11,500	6.375%, 7/1/20(9)	$15,658,630

			$15,658,630

Health Care — 0.0%(8)
		Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17	$3,157,500

			$3,157,500

Leisure Goods/Activities/Movies — 0.1%
		MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(9)	$10,650,000

			$10,650,000

Utilities — 0.8%
		Calpine Corp., Sr. Notes
	33,200	7.50%, 2/15/21(9)	$33,781,000
	31,100	7.875%, 1/15/23(9)	31,605,375

			$65,386,375

Total Corporate Bonds & Notes (identified cost $181,017,596)			$191,411,064

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$727	Alzette European CLO SA, Series 2004-1A, Class E2, 6.802%, 12/15/20(11)	$611,168
1,502	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(9)(11)	1,519,001
884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.234%, 2/24/19(9)(11)	723,453
1,129	Babson Ltd., Series 2005-1A, Class C1, 2.253%, 4/15/19(9)(11)	923,283
1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.353%, 1/15/19(2)(9)(11)	1,052,497
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.736%, 8/11/16(9)(11)	1,312,942
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.803%, 3/8/17(11)	874,384
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.253%, 1/15/18(9)(11)	1,627,780

Total Asset-Backed Securities (identified cost $10,188,653)		$8,644,508

Common Stocks — 0.8%

Shares	Security	Value
Automotive — 0.2%
88,506	Dayco Products, LLC(12)(13)	$5,133,348
207,032	Hayes Lemmerz International, Inc.(4)(12)(13)	10,972,696

		$16,106,044

Building and Development — 0.1%
233,658	Contech Construction Holdings, Inc.(4)(12)(13)	$18,226
24,547	Lafarge Roofing(4)(12)(13)	0
24,547	Lafarge Roofing(4)(12)(13)	0

23

Shares	Security	Value
24,547	Lafarge Roofing(4)(12)(13)	$0
3,646	United Subcontractors, Inc.(4)(12)(13)	376,137
22,273	WCI Communities, Inc.(4)(12)(13)	1,893,171

		$2,287,534

Chemicals and Plastics — 0.0%(8)
3,849	Vita Cayman II, Ltd.(12)(13)	$1,172,544
1,022	Wellman Holdings, Inc.(4)(12)(13)	0

		$1,172,544

Diversified Manufacturing — 0.0%(8)
381,639	MEGA Brands, Inc.(13)	$261,232

		$261,232

Ecological Services and Equipment — 0.0%(8)
2,484	Environmental Systems Products Holdings, Inc.(4)(13)(14)	$15,749

		$15,749

Financial Intermediaries — 0.0%(8)
692	RTS Investor Corp.(4)(12)(13)	$16,256

		$16,256

Food Service — 0.0%(8)
193,076	Buffets, Inc.(4)(13)	$936,419

		$936,419

Home Furnishings — 0.0%(8)
364	Dometic Corp.(4)(12)(13)	$0
14,217	Oreck Corp.(4)(12)(13)	1,105,798
235,015	Sanitec Europe Oy B Units(12)(13)	925,091
230,960	Sanitec Europe Oy E Units(4)(12)(13)	0

		$2,030,889

Leisure Goods/Activities/Movies — 0.1%
414,634	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$9,225,607

		$9,225,607

Lodging and Casinos — 0.0%(8)
206,125	Herbst Gaming, Inc.(4)(12)(13)	$1,271,792

		$1,271,792

Publishing — 0.3%
28,605	Ion Media Networks, Inc.(4)(12)(13)	$13,301,325
162,730	MediaNews Group, Inc.(4)(12)(13)	3,091,869
239,198	Reader’s Digest Association, Inc. (The)(12)(13)	6,069,649
5,725	Source Interlink Companies, Inc.(4)(12)(13)	72,135
30,631	Star Tribune Media Holdings Co.(4)(13)	643,251
53,719	SuperMedia, Inc.(13)	381,942

		$23,560,171

Radio and Television — 0.1%
3,264	New Young Broadcasting Holding Co., Inc.(4)(12)(13)	$7,752,000

		$7,752,000

Total Common Stocks (identified cost $41,328,615)		$64,636,237

24

Preferred Stocks — 0.0%(8)

Shares	Security	Value
	Ecological Services and Equipment — 0.0%(8)
569	Environmental Systems Products Holdings, Inc., Series A(4)(13)(14)	$35,403

		$35,403

	Home Furnishings — 0.0%
364	Dometic Corp.(4)(12)(13)	0

Total Preferred Stocks (identified cost $9,958)		$35,403

Warrants — 0.0%(8)

Shares	Security	Value
	Radio and Television — 0.0%(8)
158	New Young Broadcasting Holding Co., Inc., 12/24/24(4)(12)(13)	$375,250

Total Warrants (identified cost $271,529)		$375,250

Short-Term Investments — 8.6%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$686,228	Eaton Vance Cash Reserves Fund, LLC, 0.21%(15)	$686,228,481
11,269	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/11	11,268,539

Total Short-Term Investments (identified cost $697,497,020)		$697,497,020

Total Investments — 104.5% (identified cost $8,319,426,623)		$8,447,787,488

Less Unfunded Loan Commitments — (0.8)%		$(63,184,708)

Net Investments — 103.7% (identified cost $8,256,241,915)		$8,384,602,780

Other Assets, Less Liabilities — (3.7)%		$(303,186,216)

Net Assets — 100.0%		$8,081,416,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

25

(5)	Currently the issuer is in default with respect to interest payments. Interest rate has been adjusted to reflect non-accrual status.

(6)	Defaulted matured security.

(7)	This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $136,634,149 or 1.7% of the Portfolio’s net assets.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $351,808.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/28/11	British Pound Sterling 48,492,000	United States Dollar 77,247,756	HSBC Bank	$(414,317)
2/28/11	British Pound Sterling 1,960,000	United States Dollar 3,116,537	State Street Bank and Trust	(22,489)
2/28/11	British Pound Sterling 4,750,000	United States Dollar 7,518,395	State Street Bank and Trust	(88,939)
2/28/11	British Pound Sterling 6,850,000	United States Dollar 10,876,430	State Street Bank and Trust	(94,147)
2/28/11	British Pound Sterling 5,333,203	United States Dollar 8,441,073	State Street Bank and Trust	(100,286)
2/28/11	Euro 129,000,000	United States Dollar 177,000,900	Goldman Sachs, Inc.	440,405
2/28/11	Euro 3,005,000	United States Dollar 4,116,850	State Street Bank and Trust	3,949
2/28/11	Euro 8,985,000	United States Dollar 12,276,116	State Street Bank and Trust	(21,528)
2/28/11	Euro 13,422,350	United States Dollar 18,060,175	State Street Bank and Trust	(310,808)
2/28/11	Euro 11,755,000	United States Dollar 15,699,978	State Street Bank and Trust	(388,926)
2/28/11	Swiss Franc 15,552,098	United States Dollar 16,443,327	Deutsche Bank	(35,568)
3/31/11	British Pound Sterling 48,492,000	United States Dollar 77,234,663	Goldman Sachs, Inc.	(407,942)
3/31/11	Euro 129,000,000	United States Dollar 177,052,500	HSBC Bank	556,696
4/28/11	British Pound Sterling 49,960,226	United States Dollar 79,527,687	JPMorgan Chase	(446,615)
4/29/11	Euro 129,005,858	United States Dollar 177,059,249	Deutsche Bank	623,614

				$(706,901)

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

26

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,624,664 and $2,331,565, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,260,774,647

Gross unrealized appreciation	$199,298,551
Gross unrealized depreciation	(74,144,116)

Net unrealized appreciation	$125,154,435

Restricted Securities

At January 31, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$15,749

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,403

Total Restricted Securities			$9,958		$51,152

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,417,528,049	$5,801,551	$7,423,329,600
Corporate Bonds & Notes	—	191,283,775	127,289	191,411,064
Asset-Backed Securities	—	8,644,508	—	8,644,508
Common Stocks	643,174	22,526,239 *	41,466,824	64,636,237
Preferred Stocks	—	—	35,403	35,403
Warrants	—	—	375,250	375,250
Short-Term Investments	—	697,497,020	—	697,497,020

Total Investments	$643,174	$8,337,479,591	$47,806,317	$8,385,929,082

Forward Foreign Currency Exchange Contracts	$—	$1,624,664	$—	$1,624,664

Total	$643,174	$8,339,104,255	$47,806,317	$8,387,553,746

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,331,565)	$—	$(2,331,565)

Total	$—	$(2,331,565)	$—	$(2,331,565)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2010	$637,976	$148,541	$4,483,200	$131,518	$—	$5,401,235
Realized gains (losses)	—	—	596,749	46,943	—	643,692
Change in net unrealized appreciation (depreciation)	51,164	(2,742)	11,385,109	(86,158)	35,550	11,382,923
Cost of purchases	4,973,048	—	1,306,274	—	—	6,279,322
Proceeds from sales	—	(25,531)	(1,550,829)	(56,900)	—	(1,633,260)
Accrued discount (premium)	11,330	7,021	—	—	—	18,351
Transfers to Level 3*	128,033	—	25,246,321	—	339,700	25,714,054
Transfers from Level 3*	—	—	—	—	—	—

Balance as of January 31, 2011	$5,801,551	$127,289	$41,466,824	$35,403	$375,250	$47,806,317

Change in net unrealized appreciation (depreciation) in investments still held as of January 31, 2011	$51,164	$(6,204)	$11,385,109	$(30,356)	$35,550	$11,435,263

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. At January 31, 2011 the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

28

Eaton Vance Floating-Rate Advantage Fund as of January 31, 2011 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $1,547,969,650 and the Fund owned 99.99% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 116.3%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 2.9%
		Booz Allen Hamilton, Inc.
	1,139	Term Loan, 6.00%, Maturing July 31, 2015	$1,142,058
		DAE Aviation Holdings, Inc.
	5,244	Term Loan, 4.06%, Maturing July 31, 2014	5,214,723
	3,361	Term Loan, 4.06%, Maturing July 31, 2014	3,342,149
		Delos Aircraft, Inc.
	1,450	Term Loan, 7.00%, Maturing March 17, 2016	1,468,643
		Doncasters (Dunde HoldCo 4 Ltd.)
	1,303	Term Loan, 4.26%, Maturing July 13, 2015	1,235,805
GBP	579	Term Loan, 4.60%, Maturing July 13, 2015	879,841
	1,303	Term Loan, 4.76%, Maturing July 13, 2015	1,235,805
GBP	579	Term Loan, 5.10%, Maturing July 13, 2015	879,841
		DynCorp International, LLC
	2,070	Term Loan, 6.25%, Maturing July 5, 2016	2,092,063
		Evergreen International Aviation
	3,116	Term Loan, 10.50%, Maturing October 31, 2011(2)	3,102,806
		Hawker Beechcraft Acquisition
	5,355	Term Loan, 2.27%, Maturing March 26, 2014	4,790,428
	298	Term Loan, 2.30%, Maturing March 26, 2014	266,546
		IAP Worldwide Services, Inc.
	544	Term Loan, 8.25%, Maturing December 30, 2012	543,642
		International Lease Finance Co.
	4,000	Term Loan, 6.75%, Maturing March 17, 2015	4,050,716
		Spirit AeroSystems, Inc.
	2,621	Term Loan, 3.55%, Maturing September 30, 2016	2,641,356
		TransDigm, Inc.
	6,325	Term Loan, 5.00%, Maturing December 6, 2016	6,434,505
		Triumph Group, Inc.
	1,343	Term Loan, 4.50%, Maturing June 16, 2016	1,354,332
		Wesco Aircraft Hardware Corp.
	1,775	Term Loan, 2.51%, Maturing September 30, 2013	1,777,963
	860	Term Loan - Second Lien, 6.01%, Maturing March 28, 2014	854,894
		Wyle Laboratories, Inc.
	1,915	Term Loan, 7.75%, Maturing March 25, 2016	1,930,929

			$45,239,045

Automotive — 5.2%
		Adesa, Inc.
	7,396	Term Loan, 3.01%, Maturing October 18, 2013	$7,397,080
		Allison Transmission, Inc.
	7,274	Term Loan, 3.02%, Maturing August 7, 2014	7,269,931
		Autotrader.com, Inc.
	2,575	Term Loan, 4.75%, Maturing December 11, 2016	2,602,885
		Federal-Mogul Corp.
	9,056	Term Loan, 2.20%, Maturing December 29, 2014	8,820,057
	5,543	Term Loan, 2.20%, Maturing December 28, 2015	5,398,426
		Financiere Truck (Investissement)
EUR	649	Term Loan, 4.15%, Maturing February 15, 2012	833,166
GBP	961	Term Loan, 1.55%, Maturing February 15, 2015(3)	1,443,607
		Ford Motor Co.
	2,065	Term Loan, 3.02%, Maturing December 16, 2013	2,071,127
	6,407	Term Loan, 3.02%, Maturing December 16, 2013	6,431,018
		Goodyear Tire & Rubber Co.
	17,299	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	17,035,479

1

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		HHI Holdings, LLC
	963	Term Loan, 10.50%, Maturing March 30, 2015	$979,386
		Keystone Automotive Operations, Inc.
	4,392	Term Loan, 3.76%, Maturing January 12, 2012	4,051,756
		Metaldyne, LLC
	1,995	Term Loan, 7.75%, Maturing October 28, 2016	2,044,875
		Remy International, Inc.
	2,500	Term Loan, 6.25%, Maturing December 16, 2016	2,531,250
		Tenneco Automotive, Inc.
	3,125	Term Loan, 5.27%, Maturing March 17, 2014	3,162,072
		TI Automotive, Ltd.
	998	Term Loan, 9.50%, Maturing July 1, 2016	1,022,437
		TriMas Corp.
	125	Term Loan, 6.00%, Maturing August 2, 2011	125,938
	1,556	Term Loan, 6.00%, Maturing December 15, 2015	1,567,607
		UCI International, Inc.
	1,475	Term Loan, 5.50%, Maturing July 26, 2017	1,493,207
		Viking Acquisition
	3,975	Term Loan, 6.00%, Maturing November 5, 2016	4,004,812

			$80,286,116

Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	1,400	Term Loan - Second Lien, 5.54%, Maturing April 1, 2013	$1,006,326
		Green Mountain Coffee Roasters
	2,425	Term Loan, 5.50%, Maturing December 16, 2016	2,438,641
		Maine Beverage Co., LLC
	810	Term Loan, 2.05%, Maturing March 31, 2013	781,908

			$4,226,875

Building and Development — 2.4%
		401 North Wabash Venture, LLC
	5,055	Term Loan, 6.74%, Maturing July 27, 2012(2)	$4,245,967
		Armstrong World Industries, Inc.
	3,450	Term Loan, 5.00%, Maturing May 23, 2017	3,505,631
		Beacon Sales Acquisition, Inc.
	1,796	Term Loan, 2.29%, Maturing September 30, 2013	1,765,622
		Brickman Group Holdings, Inc.
	2,600	Term Loan, 7.25%, Maturing October 14, 2016	2,658,500
		Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 0.68%, Maturing August 6, 2013(3)	639,503
	6,106	Term Loan, 6.50%, Maturing August 6, 2015	6,014,539
		Lafarge Roofing
	1,111	Term Loan, 3.25%, Maturing March 16, 2015(2)	1,009,014
EUR	372	Term Loan, 5.00%, Maturing April 16, 2015(2)	459,533
		Materis
EUR	802	Term Loan, 3.71%, Maturing April 27, 2014	1,049,365
EUR	872	Term Loan, 3.80%, Maturing April 27, 2015	1,140,425
		NCI Building Systems, Inc.
	994	Term Loan, 8.00%, Maturing April 18, 2014	982,442
		Panolam Industries Holdings, Inc.
	3,344	Term Loan, 8.25%, Maturing December 31, 2013	3,099,198
		RE/MAX International, Inc.
	4,417	Term Loan, 5.50%, Maturing April 15, 2016	4,460,791
		Realogy Corp.
	2,536	Term Loan, 3.29%, Maturing October 10, 2013	2,464,945
	181	Term Loan, 3.41%, Maturing October 10, 2013	175,631
		South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	2,338,188

2

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	WCI Communities, Inc.
1,181	Term Loan, 10.06%, Maturing September 2, 2016(2)	$1,145,429

		$37,154,723

Business Equipment and Services — 8.4%
	Activant Solutions, Inc.
280	Term Loan, 2.31%, Maturing May 2, 2013	$277,194
1,676	Term Loan, 4.81%, Maturing February 2, 2016	1,692,932
	Advantage Sales & Marketing, Inc.
7,200	Term Loan, 5.25%, Maturing December 18, 2017	7,264,260
	Affinion Group, Inc.
8,684	Term Loan, 5.00%, Maturing October 10, 2016	8,754,936
	Allied Barton Security Services
1,400	Term Loan, 7.75%, Maturing February 18, 2015	1,401,268
	Dealer Computer Services, Inc.
3,690	Term Loan, 5.25%, Maturing April 21, 2017	3,727,378
	Education Management, LLC
6,566	Term Loan, 2.06%, Maturing June 3, 2013	6,465,157
	Fifth Third Processing Solution
1,925	Term Loan, 5.50%, Maturing November 3, 2016	1,957,725
	First American Corp.
2,164	Term Loan, 4.75%, Maturing April 12, 2016	2,184,414
	Infogroup, Inc.
1,692	Term Loan, 6.25%, Maturing July 1, 2016	1,714,758
	iPayment, Inc.
3,254	Term Loan, 2.31%, Maturing May 10, 2013	3,204,983
	Kronos, Inc.
2,454	Term Loan, 2.05%, Maturing June 11, 2014	2,450,346
	Mitchell International, Inc.
1,000	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	902,500
	NE Customer Service
3,860	Term Loan, 6.00%, Maturing March 23, 2016	3,858,212
	Protection One Alarm Monitor, Inc.
3,908	Term Loan, 6.00%, Maturing May 16, 2016	3,922,999
	Quantum Corp.
516	Term Loan, 3.80%, Maturing July 14, 2014	512,284
	Quintiles Transnational Corp.
4,536	Term Loan, 2.31%, Maturing March 29, 2013	4,538,872
	Sabre, Inc.
12,761	Term Loan, 2.28%, Maturing September 30, 2014	11,955,316
	Safenet, Inc.
2,969	Term Loan, 2.76%, Maturing April 12, 2014	2,954,385
	Serena Software, Inc.
2,708	Term Loan, 2.30%, Maturing March 10, 2013	2,708,849
	Sitel (Client Logic)
3,293	Term Loan, 5.80%, Maturing January 30, 2014	3,239,336
	Softlayer Tech, Inc.
1,425	Term Loan, 7.75%, Maturing November 5, 2016	1,439,844
	Solera Holdings, LLC
2,549	Term Loan, 2.06%, Maturing May 16, 2014	2,537,415
	SunGard Data Systems, Inc.
594	Term Loan, 2.01%, Maturing February 28, 2014	592,848
19,718	Term Loan, 3.91%, Maturing February 26, 2016	19,844,632
	Transaction Network Service, Inc.
950	Term Loan, 6.00%, Maturing November 18, 2015	956,175
	TransUnion, LLC
4,453	Term Loan, 6.75%, Maturing June 15, 2017	4,518,951
	Travelport, LLC
2,741	Term Loan, 4.80%, Maturing August 21, 2015	2,673,902
3,860	Term Loan, 4.96%, Maturing August 21, 2015	3,765,430

3

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	7,073	Term Loan, 4.96%, Maturing August 21, 2015	$6,899,877
EUR	1,053	Term Loan, 5.50%, Maturing August 21, 2015	1,380,324
		Valassis Communications, Inc.
	1,297	Term Loan, 2.56%, Maturing March 2, 2014	1,298,746
		West Corp.
	752	Term Loan, 2.74%, Maturing October 24, 2013	751,846
	5,246	Term Loan, 4.59%, Maturing July 15, 2016	5,309,534
	1,843	Term Loan, 4.61%, Maturing July 15, 2016	1,865,445

			$129,523,073

Cable and Satellite Television — 8.6%
		Atlantic Broadband Finance, LLC
	3,137	Term Loan, 5.00%, Maturing November 27, 2015	$3,166,366
		Bresnan Communications, LLC
	2,775	Term Loan, 4.50%, Maturing December 14, 2017	2,806,219
		Cequel Communications, LLC
	12,881	Term Loan, 2.26%, Maturing November 5, 2013	12,887,856
		Charter Communications Operating, LLC
	8,046	Term Loan, 2.26%, Maturing March 6, 2014	8,056,249
	3,494	Term Loan, 3.56%, Maturing September 6, 2016	3,508,362
		CSC Holdings, Inc.
	9,147	Term Loan, 2.01%, Maturing March 29, 2016	9,194,041
		Foxco Acquisition Sub, LLC
	2,264	Term Loan, 7.50%, Maturing July 14, 2015	2,267,211
		Insight Midwest Holdings, LLC
	7,206	Term Loan, 2.02%, Maturing April 7, 2014	7,193,902
		Kabel Deutschland GmbH
EUR	3,136	Term Loan, 3.12%, Maturing March 31, 2014	4,302,197
EUR	4,000	Term Loan, 4.12%, Maturing March 31, 2014	5,500,134
EUR	3,000	Term Loan, 4.87%, Maturing December 13, 2016	4,147,244
		MCC Iowa, LLC
	1,887	Term Loan, 2.01%, Maturing January 31, 2015	1,839,380
		Mediacom Broadband, LLC
	3,358	Term Loan, 4.50%, Maturing October 23, 2017	3,364,421
		Mediacom Illinois, LLC
	5,785	Term Loan, 2.01%, Maturing January 31, 2015	5,599,069
		Mediacom, LLC
	2,913	Term Loan, 4.50%, Maturing October 23, 2017	2,916,510
		Midcontinent Communications
	998	Term Loan, 6.25%, Maturing December 31, 2016	1,008,722
		ProSiebenSat.1 Media AG
EUR	1,680	Term Loan, 2.54%, Maturing July 2, 2014	2,219,287
EUR	2,900	Term Loan, 2.54%, Maturing July 2, 2014	3,831,869
EUR	967	Term Loan, 3.68%, Maturing March 6, 2015	1,211,730
EUR	6,272	Term Loan, 2.91%, Maturing June 26, 2015	8,348,212
EUR	263	Term Loan, 2.91%, Maturing July 3, 2015	350,027
EUR	967	Term Loan, 3.93%, Maturing March 4, 2016	1,211,730
		UPC Broadband Holding B.V.
	1,864	Term Loan, 3.76%, Maturing December 30, 2016	1,863,657
EUR	9,221	Term Loan, 4.54%, Maturing December 31, 2016	12,583,812
	1,593	Term Loan, 3.76%, Maturing December 29, 2017	1,596,432
EUR	3,560	Term Loan, 4.79%, Maturing December 31, 2017	4,844,695
		Virgin Media Investment Holding
GBP	2,000	Term Loan, 4.03%, Maturing June 30, 2015	3,215,715
GBP	3,500	Term Loan, 4.53%, Maturing December 31, 2015	5,640,351
		YPSO Holding SA
EUR	969	Term Loan, 4.62%, Maturing June 16, 2014(2)	1,128,224
EUR	1,580	Term Loan, 4.62%, Maturing June 16, 2014(2)	1,840,787
EUR	3,510	Term Loan, 4.62%, Maturing June 16, 2014(2)	4,088,405

4

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	1,000	Term Loan, 5.12%, Maturing December 31, 2015(2)	$1,158,834

			$132,891,650

Chemicals and Plastics — 5.9%
		Arizona Chemical, Inc.
	1,212	Term Loan, 6.75%, Maturing November 21, 2016	$1,231,157
		Brenntag Holding GmbH and Co. KG
	3,537	Term Loan, 3.77%, Maturing January 20, 2014	3,552,237
	521	Term Loan, 3.77%, Maturing January 20, 2014	523,605
EUR	2,071	Term Loan, 4.39%, Maturing January 20, 2014	2,880,916
EUR	377	Term Loan, 5.03%, Maturing January 19, 2015	524,415
EUR	486	Term Loan, 5.08%, Maturing January 19, 2015	675,969
		British Vita UK, Ltd.
EUR	1,020	Term Loan, 6.21%, Maturing June 30, 2014(2)	1,389,369
		Celanese Holdings, LLC
	2,500	Term Loan, 1.76%, Maturing April 2, 2014	2,511,980
	1,171	Term Loan, 1.80%, Maturing April 2, 2014	1,176,520
	2,386	Term Loan, 3.30%, Maturing October 31, 2016	2,414,181
		Chemtura Corp.
	2,600	Term Loan, 5.50%, Maturing August 27, 2016	2,634,666
		Hexion Specialty Chemicals, Inc.
	1,355	Term Loan, 4.06%, Maturing May 5, 2015	1,362,398
	3,037	Term Loan, 4.06%, Maturing May 5, 2015	3,053,095
	3,860	Term Loan, 4.06%, Maturing May 5, 2015	3,852,762
EUR	727	Term Loan, 4.76%, Maturing May 5, 2015	980,791
		Huntsman International, LLC
	4,836	Term Loan, 1.80%, Maturing April 21, 2014	4,817,404
		INEOS Group
	128	Term Loan, 7.00%, Maturing December 14, 2012	132,624
EUR	2,737	Term Loan, 7.50%, Maturing December 16, 2013	3,918,625
	3,240	Term Loan, 7.50%, Maturing December 16, 2013	3,361,543
EUR	2,739	Term Loan, 8.00%, Maturing December 16, 2014	3,922,513
	3,235	Term Loan, 8.00%, Maturing December 16, 2014	3,356,146
EUR	1,000	Term Loan, 9.00%, Maturing December 16, 2015	1,430,640
		Kraton Polymers, LLC
	1,717	Term Loan, 2.31%, Maturing May 13, 2013	1,703,101
		MacDermid, Inc.
EUR	1,023	Term Loan, 3.07%, Maturing April 11, 2014	1,300,394
		Millenium Inorganic Chemicals
	3,877	Term Loan, 2.55%, Maturing May 15, 2014	3,855,259
		Momentive Performance Material
EUR	2,885	Term Loan, Maturing December 4, 2013(5)	3,867,708
	6,654	Term Loan, 2.56%, Maturing December 4, 2013	6,631,881
		Nalco Co.
	3,067	Term Loan, 4.50%, Maturing October 5, 2017	3,109,105
		Omnova Solutions, Inc.
	2,175	Term Loan, 5.75%, Maturing May 31, 2017	2,208,984
		Rockwood Specialties Group, Inc.
	6,463	Term Loan, 6.00%, Maturing May 15, 2014	6,488,767
		Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.53%, Maturing November 16, 2015(6)	273,065
EUR	824	Term Loan, 5.53%, Maturing November 16, 2015(6)	778,558
EUR	887	Term Loan, 5.53%, Maturing November 16, 2015(6)	837,804
		Solutia, Inc.
	1,750	Revolving Loan, 0.99%, Maturing March 12, 2015(3)	1,627,500
	5,259	Term Loan, 4.50%, Maturing March 17, 2017	5,313,448
		Styron S.A.R.L.
	3,583	Term Loan, 7.50%, Maturing June 17, 2016	3,643,590

			$91,342,720

5

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Clothing/Textiles — 0.2%
		Phillips Van Heusen Corp.
	2,234	Term Loan, 4.75%, Maturing May 6, 2016	$2,256,352

			$2,256,352

Conglomerates — 2.4%
		Aquilex Holdings, LLC
	884	Term Loan, 5.50%, Maturing April 1, 2016	$889,919
		Gentek
	1,322	Term Loan, 6.75%, Maturing October 6, 2015	1,353,078
		Goodman Global Holdings, Inc.
	3,940	Term Loan, 5.75%, Maturing October 28, 2016	3,981,055
		Jarden Corp.
	4,320	Term Loan, 3.55%, Maturing January 26, 2015	4,363,883
		Johnson Diversey, Inc.
	1,673	Term Loan, 5.25%, Maturing November 24, 2015	1,695,938
		Manitowoc Company, Inc. (The)
	1,383	Term Loan, 8.00%, Maturing November 6, 2014	1,405,691
		RBS Global, Inc.
	1,054	Term Loan, 2.56%, Maturing July 19, 2013	1,041,365
	4,878	Term Loan, 2.81%, Maturing July 19, 2013	4,864,152
		RGIS Holdings, LLC
	252	Term Loan, 2.80%, Maturing April 30, 2014	245,530
	5,049	Term Loan, 2.80%, Maturing April 30, 2014	4,910,609
		Service Master Co.
	361	Term Loan, 2.76%, Maturing July 24, 2014	356,973
	6,628	Term Loan, 2.77%, Maturing July 24, 2014	6,548,438
		US Investigations Services, Inc.
	1,935	Term Loan, 3.05%, Maturing February 21, 2015	1,922,744
	1,791	Term Loan, 7.75%, Maturing February 21, 2015	1,817,865
		Vertrue, Inc.
	978	Term Loan, 3.31%, Maturing August 16, 2014	887,864

			$36,285,104

Containers and Glass Products — 3.8%
		Berry Plastics Corp.
	6,010	Term Loan, 2.28%, Maturing April 3, 2015	$5,903,785
		BWAY Corp.
	173	Term Loan, 5.50%, Maturing June 16, 2017	174,107
	1,842	Term Loan, 5.52%, Maturing June 16, 2017	1,857,140
		Consolidated Container Co.
	826	Term Loan, 2.50%, Maturing March 28, 2014	787,647
	1,500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,310,625
		Crown Americas, Inc.
EUR	378	Term Loan, 2.51%, Maturing November 15, 2012	509,201
		Graham Packaging Holdings Co.
	6,836	Term Loan, 6.75%, Maturing April 5, 2014	6,957,839
	3,491	Term Loan, 6.00%, Maturing September 23, 2016	3,560,349
		Graphic Packaging International, Inc.
	5,149	Term Loan, 2.30%, Maturing May 16, 2014	5,165,088
	1,650	Term Loan, 3.05%, Maturing May 16, 2014	1,662,416
		Hilex Poly Co.
	1,500	Term Loan, 11.25%, Maturing November 16, 2015	1,522,500
		JSG Acquisitions
EUR	1,528	Term Loan, 4.06%, Maturing December 31, 2014	2,101,022
EUR	1,511	Term Loan, 4.21%, Maturing December 31, 2014	2,077,001
		OI European Group B.V.
EUR	3,790	Term Loan, 2.26%, Maturing June 14, 2013	5,085,298
		Pelican Products, Inc.
	1,725	Term Loan, 5.75%, Maturing November 30, 2016	1,747,641

6

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Reynolds Group Holdings, Inc.
	4,000	Term Loan, 6.25%, Maturing August 6, 2015	$4,022,500
	4,086	Term Loan, 6.25%, Maturing May 5, 2016	4,120,474
	2,600	Term Loan, 6.50%, Maturing May 5, 2016	2,617,326
	2,257	Term Loan, 6.75%, Maturing May 5, 2016	2,269,985
		Smurfit-Stone Container Corp.
	5,597	Term Loan, 6.75%, Maturing July 15, 2016	5,669,170

			$59,121,114

Cosmetics/Toiletries — 1.4%
		Alliance Boots Holdings, Ltd.
GBP	4,000	Term Loan, 3.57%, Maturing July 5, 2015	$6,084,360
EUR	6,750	Term Loan, 3.78%, Maturing July 5, 2015	8,942,692
		Bausch & Lomb, Inc.
	603	Term Loan, 3.51%, Maturing April 24, 2015	606,243
	2,484	Term Loan, 3.54%, Maturing April 24, 2015	2,496,832
		Prestige Brands, Inc.
	3,902	Term Loan, 4.75%, Maturing March 24, 2016	3,943,933

			$22,074,060

Drugs — 0.8%
		Graceway Pharmaceuticals, LLC
	4,363	Term Loan, 5.01%, Maturing May 3, 2012	$2,064,039
	1,000	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(7)	92,500
		Pharmaceutical Holdings Corp.
	344	Term Loan, 4.51%, Maturing January 30, 2012	340,310
		Warner Chilcott Corp.
	3,772	Term Loan, 6.00%, Maturing October 30, 2014	3,785,854
	1,144	Term Loan, 6.25%, Maturing April 30, 2015	1,154,816
	1,572	Term Loan, 6.25%, Maturing April 30, 2015	1,586,288
	1,905	Term Loan, 6.25%, Maturing April 30, 2015	1,922,978
	1,245	Term Loan, 6.50%, Maturing February 22, 2016	1,261,626

			$12,208,411

Ecological Services and Equipment — 1.1%
		Environmental Systems Products Holdings, Inc.
	146	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	$127,978
		Kemble Water Structure, Ltd.
GBP	8,500	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	13,366,112
		Sensus Metering Systems, Inc.
	2,959	Term Loan, 7.00%, Maturing June 3, 2013	2,979,486

			$16,473,576

Electronics/Electrical — 3.3%
		Aspect Software, Inc.
	3,647	Term Loan, 6.25%, Maturing April 19, 2016	$3,689,992
		Bentley Systems, Inc.
	1,500	Term Loan, 6.50%, Maturing December 29, 2016	1,511,250
		Christie/Aix, Inc.
	1,594	Term Loan, 5.25%, Maturing April 29, 2016	1,593,894
		FCI International S.A.S.
	497	Term Loan, 3.68%, Maturing November 1, 2013	487,251
	516	Term Loan, 3.68%, Maturing November 1, 2013	506,118
	497	Term Loan, 3.68%, Maturing October 31, 2014	487,251
	516	Term Loan, 3.68%, Maturing October 31, 2014	506,118
		Freescale Semiconductor, Inc.
	5,901	Term Loan, 4.51%, Maturing December 1, 2016	5,923,954
		Infor Enterprise Solutions Holdings
EUR	1,920	Term Loan, 5.82%, Maturing July 28, 2015	2,536,762
	4,054	Term Loan, 6.01%, Maturing July 28, 2015	3,955,504
	7,771	Term Loan, 6.01%, Maturing July 28, 2015	7,566,766

7

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	500	Term Loan - Second Lien, 5.76%, Maturing March 2, 2014	$386,562
		Microsemi Corp.
	3,000	Term Loan, 5.00%, Maturing November 2, 2017	3,046,251
		Network Solutions, LLC
	1,609	Term Loan, 2.51%, Maturing March 7, 2014	1,550,435
		Open Solutions, Inc.
	5,367	Term Loan, 2.43%, Maturing January 23, 2014	4,698,735
		Sensata Technologies Finance Co.
	7,500	Term Loan, 2.05%, Maturing April 26, 2013	7,499,761
		Shield Finance Co. S.A.R.L.
	1,995	Term Loan, 7.75%, Maturing June 15, 2016	2,014,571
		Spansion, LLC
	1,116	Term Loan, 6.50%, Maturing January 8, 2015	1,130,726
		VeriFone, Inc.
	220	Term Loan, 3.01%, Maturing October 31, 2013	220,550
		Vertafore, Inc.
	2,164	Term Loan, 7.24%, Maturing July 29, 2016	2,176,976

			$51,489,427

Equipment Leasing — 0.3%
		Hertz Corp.
	4,224	Term Loan, 2.01%, Maturing December 21, 2012	$4,225,332
	785	Term Loan, 2.03%, Maturing December 21, 2012	785,356

			$5,010,688

Farming/Agriculture — 0.3%
		CF Industries, Inc.
	1,138	Term Loan, 4.25%, Maturing April 6, 2015	$1,146,043
		Earthbound Farm Holdings III, LLC
	1,625	Term Loan, 6.75%, Maturing December 21, 2016	1,650,391
		WM. Bolthouse Farms, Inc.
	1,641	Term Loan, 5.50%, Maturing February 11, 2016	1,654,336

			$4,450,770

Financial Intermediaries — 4.1%
		Citco III, Ltd.
	4,871	Term Loan, 4.46%, Maturing June 30, 2014	$4,846,957
		E.A. Viner International Co.
	90	Term Loan, 4.81%, Maturing July 31, 2013	89,113
		Fidelity National Information Services, Inc.
	5,686	Term Loan, 5.25%, Maturing July 18, 2016	5,778,735
		First Data Corp.
	951	Term Loan, 3.01%, Maturing September 24, 2014	901,553
	1,951	Term Loan, 3.01%, Maturing September 24, 2014	1,849,365
	4,808	Term Loan, 3.01%, Maturing September 24, 2014	4,557,868
		Grosvenor Capital Management
	1,353	Term Loan, 4.31%, Maturing December 5, 2016	1,336,311
		HarbourVest Partners, LLC
	2,850	Term Loan, 6.25%, Maturing December 14, 2016	2,885,625
		Interactive Data Corp.
	3,383	Term Loan, 6.75%, Maturing January 27, 2017	3,436,549
		Jupiter Asset Management Group
GBP	1,030	Term Loan, 4.35%, Maturing March 17, 2015	1,641,505
		LPL Holdings, Inc.
	2,684	Term Loan, 2.04%, Maturing June 28, 2013	2,687,744
	8,447	Term Loan, 4.25%, Maturing June 25, 2015	8,513,046
	4,892	Term Loan, 5.25%, Maturing June 28, 2017	4,974,185
		MDA Information Products, Ltd.
	2,000	Term Loan, 7.00%, Maturing December 21, 2016	2,001,250
		MSCI, Inc.
	7,612	Term Loan, 4.75%, Maturing June 1, 2016	7,702,140

8

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Nuveen Investments, Inc.
	5,004	Term Loan, 3.30%, Maturing November 13, 2014	$4,903,804
	3,758	Term Loan, 5.80%, Maturing May 12, 2017	3,793,053
		Oxford Acquisition III, Ltd.
	1,234	Term Loan, 2.05%, Maturing May 12, 2014	1,225,880
		RJO Holdings Corp. (RJ O’Brien)
	23	Term Loan, 6.27%, Maturing December 10, 2015(6)	18,624
	720	Term Loan, 6.27%, Maturing December 10, 2015(6)	574,585

			$63,717,892

Food Products — 2.5%
		American Seafoods Group, LLC
	1,614	Term Loan, 5.50%, Maturing May 7, 2015	$1,624,220
		B&G Foods, Inc.
	187	Term Loan, 2.31%, Maturing February 26, 2013	186,255
		BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.60%, Maturing December 31, 2013	2,328,691
		Dean Foods Co.
	8,883	Term Loan, 1.81%, Maturing April 2, 2014	8,670,018
		Dole Food Company, Inc.
	3,149	Term Loan, 5.04%, Maturing March 2, 2017	3,185,143
	1,268	Term Loan, 5.06%, Maturing March 2, 2017	1,282,393
		Michael Foods Holdings, Inc.
	3,140	Term Loan, 6.25%, Maturing June 29, 2016	3,194,095
		Pierre Foods, Inc.
	2,718	Term Loan, 7.00%, Maturing September 30, 2016	2,750,466
		Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.87%, Maturing April 2, 2013(3)	2,790,000
	10,268	Term Loan, 2.76%, Maturing April 2, 2014	10,255,934
	1,873	Term Loan, 6.00%, Maturing April 2, 2014	1,900,726

			$38,167,941

Food Service — 5.6%
		Aramark Corp.
	441	Term Loan, 2.14%, Maturing January 27, 2014	$442,830
	5,581	Term Loan, 2.18%, Maturing January 27, 2014	5,599,392
	795	Term Loan, 3.51%, Maturing July 26, 2016	802,177
	12,089	Term Loan, 3.55%, Maturing July 26, 2016	12,197,640
		Buffets, Inc.
	2,926	Term Loan, 12.00%, Maturing April 21, 2015(2)	2,799,639
	343	Term Loan, 7.55%, Maturing April 22, 2015(2)	263,327
		Burger King Corp.
	6,225	Term Loan, 6.25%, Maturing October 19, 2016	6,331,504
EUR	2,000	Term Loan, 6.50%, Maturing October 19, 2016	2,782,798
		CBRL Group, Inc.
	3,360	Term Loan, 1.79%, Maturing April 29, 2013	3,354,799
	2,146	Term Loan, 2.79%, Maturing April 27, 2016	2,147,996
		Darling International, Inc.
	2,500	Term Loan, 5.75%, Maturing December 16, 2016	2,535,938
		Denny’s, Inc.
	1,584	Term Loan, 6.50%, Maturing September 20, 2016	1,607,760
		DineEquity, Inc.
	3,858	Term Loan, 6.00%, Maturing October 19, 2017	3,926,752
		Dunkin Brands, Inc.
	4,625	Term Loan, 5.75%, Maturing November 23, 2017	4,709,009
		JRD Holdings, Inc.
	2,002	Term Loan, 2.51%, Maturing July 2, 2014	1,983,417
		NPC International, Inc.
	1,620	Term Loan, 2.02%, Maturing May 3, 2013	1,611,853

9

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		OSI Restaurant Partners, LLC
	1,249	Term Loan, 2.56%, Maturing June 14, 2013	$1,230,106
	12,805	Term Loan, 2.63%, Maturing June 14, 2014	12,608,762
		QCE Finance, LLC
	3,847	Term Loan, 5.01%, Maturing May 5, 2013	3,641,211
		Sagittarius Restaurants, LLC
	1,212	Term Loan, 7.51%, Maturing May 18, 2015	1,215,505
		Selecta
GBP	2,500	Term Loan, 3.43%, Maturing June 28, 2015	3,428,961
		U.S. Foodservice, Inc.
	6,240	Term Loan, 2.76%, Maturing July 3, 2014	6,034,928
		Wendy’s/Arby’s Restaurants, LLC
	5,040	Term Loan, 5.00%, Maturing May 24, 2017	5,091,725

			$86,348,029

Food/Drug Retailers — 3.1%
		General Nutrition Centers, Inc.
	9,135	Term Loan, 2.54%, Maturing September 16, 2013	$9,106,126
		NBTY, Inc.
	4,600	Term Loan, 6.25%, Maturing October 2, 2017	4,679,065
		Pantry, Inc. (The)
	721	Term Loan, 2.01%, Maturing May 15, 2014	707,482
	2,503	Term Loan, 2.01%, Maturing May 15, 2014	2,457,092
		Rite Aid Corp.
	16,887	Term Loan, 2.02%, Maturing June 4, 2014	16,270,818
	2,419	Term Loan, 6.00%, Maturing June 4, 2014	2,436,449
		Roundy’s Supermarkets, Inc.
	10,630	Term Loan, 7.00%, Maturing November 3, 2013	10,706,667
	1,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	1,525,782

			$47,889,481

Forest Products — 1.0%
		Georgia-Pacific Corp.
	1,054	Term Loan, 2.30%, Maturing December 20, 2012	$1,057,042
	11,422	Term Loan, 2.30%, Maturing December 21, 2012	11,457,138
	3,161	Term Loan, 3.55%, Maturing December 23, 2014	3,186,791

			$15,700,971

Health Care — 14.1%
		Alliance Healthcare Services
	3,787	Term Loan, 5.50%, Maturing June 1, 2016	$3,821,069
		AMR HoldCo, Inc.
	981	Term Loan, 3.26%, Maturing April 8, 2015	981,250
		Ardent Medical Services, Inc.
	2,680	Term Loan, 6.50%, Maturing September 15, 2015	2,700,966
		Ascend Learning
	3,950	Term Loan, 7.75%, Maturing December 6, 2016	3,898,978
		Aveta Holdings, LLC
	1,281	Term Loan, 8.50%, Maturing April 14, 2015	1,290,508
	1,281	Term Loan, 8.50%, Maturing April 14, 2015	1,290,508
		Biomet, Inc.
	13,250	Term Loan, 3.29%, Maturing March 25, 2015	13,315,739
EUR	1,035	Term Loan, 3.85%, Maturing March 25, 2015	1,412,549
		Cardinal Health 409, Inc.
	5,862	Term Loan, 2.51%, Maturing April 10, 2014	5,718,260
		Carestream Health, Inc.
	6,105	Term Loan, 2.26%, Maturing April 30, 2013	6,068,197
		Carl Zeiss Vision Holding GmbH
	3,331	Term Loan, 1.87%, Maturing October 24, 2014	2,981,066
	370	Term Loan, 4.00%, Maturing September 30, 2019	292,370

10

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CDRL MS, Inc.
	1,995	Term Loan, 6.75%, Maturing September 29, 2016	$2,032,406
		Community Health Systems, Inc.
	801	Term Loan, 2.54%, Maturing July 25, 2014	797,873
	15,633	Term Loan, 2.54%, Maturing July 25, 2014	15,575,332
	7,140	Term Loan, 3.79%, Maturing January 25, 2017	7,199,763
		ConMed Corp.
	985	Term Loan, 1.76%, Maturing April 12, 2013	925,915
		ConvaTec, Inc.
	1,525	Term Loan, 5.75%, Maturing December 22, 2016	1,548,192
EUR	2,500	Term Loan, 5.75%, Maturing December 22, 2016	3,491,333
		Dako EQT Project Delphi
EUR	1,337	Term Loan, 2.90%, Maturing May 29, 2015	1,708,345
		DaVita, Inc.
	8,150	Term Loan, 4.50%, Maturing October 20, 2016	8,280,954
		DJO Finance, LLC
	2,176	Term Loan, 3.26%, Maturing May 20, 2014	2,162,840
		Fresenius SE
	359	Term Loan, 4.50%, Maturing September 10, 2014	362,164
	629	Term Loan, 4.50%, Maturing September 10, 2014	634,013
		Grifols SA
	4,675	Term Loan, Maturing November 23, 2016(5)	4,754,377
		Hanger Orthopedic Group, Inc.
	1,475	Term Loan, 5.25%, Maturing November 17, 2016	1,497,125
		Harvard Drug Group, LLC
	116	Term Loan, 6.50%, Maturing April 8, 2016	113,437
	846	Term Loan, 6.50%, Maturing April 8, 2016	825,000
		HCA, Inc.
	9,238	Term Loan, 2.55%, Maturing November 18, 2013	9,232,567
	12,561	Term Loan, 3.55%, Maturing March 31, 2017	12,712,165
		Health Management Associates, Inc.
	10,349	Term Loan, 2.05%, Maturing February 28, 2014	10,330,124
		Iasis Healthcare, LLC
	259	Term Loan, 2.26%, Maturing March 14, 2014	257,166
	947	Term Loan, 2.26%, Maturing March 14, 2014	940,262
	2,737	Term Loan, 2.26%, Maturing March 14, 2014	2,716,552
		Ikaria Acquisition, Inc.
	1,790	Term Loan, 7.00%, Maturing May 16, 2016	1,725,112
		IM U.S. Holdings, LLC
	3,788	Term Loan, 2.26%, Maturing June 26, 2014	3,781,709
	1,986	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	1,981,219
		IMS Health, Inc.
	2,995	Term Loan, 5.25%, Maturing February 26, 2016	3,038,524
		inVentiv Health, Inc.
	1,766	Term Loan, 6.50%, Maturing August 4, 2016	1,792,617
		Lifepoint Hospitals, Inc.
	2,242	Term Loan, 3.04%, Maturing April 15, 2015	2,248,722
		MedAssets, Inc.
	2,050	Term Loan, 5.25%, Maturing November 16, 2016	2,081,605
		MPT Operating Partnership, L.P.
	2,403	Term Loan, 5.00%, Maturing May 17, 2016	2,414,973
		MultiPlan, Inc.
	5,625	Term Loan, 6.50%, Maturing August 26, 2017	5,689,159
		Mylan, Inc.
	1,304	Term Loan, 3.56%, Maturing October 2, 2014	1,313,537
		National Mentor Holdings, Inc.
	190	Term Loan, 2.15%, Maturing June 29, 2013	188,496
	3,065	Term Loan, 4.25%, Maturing June 29, 2013	3,034,516
		Nyco Holdings
	944	Term Loan, 4.26%, Maturing December 29, 2014	928,723

11

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	2,189	Term Loan, 4.87%, Maturing December 29, 2014	$2,953,866
EUR	2,189	Term Loan, 5.37%, Maturing December 29, 2015	2,952,307
	944	Term Loan - Second Lien, 4.76%, Maturing December 29, 2015	928,441
		Prime Healthcare Services, Inc.
	6,959	Term Loan, 7.25%, Maturing April 22, 2015	6,854,369
		RadNet Management, Inc.
	2,556	Term Loan, 5.75%, Maturing April 1, 2016	2,566,869
		ReAble Therapeutics Finance, LLC
	4,293	Term Loan, 2.26%, Maturing November 18, 2013	4,282,341
		RehabCare Group, Inc.
	1,713	Term Loan, 6.00%, Maturing November 24, 2015	1,733,323
		Renal Advantage Holdings, Inc.
	1,625	Term Loan, 5.75%, Maturing December 16, 2016	1,651,915
		Res-Care, Inc.
	1,900	Term Loan, 7.25%, Maturing December 22, 2016	1,871,500
		Select Medical Holdings Corp.
	5,554	Term Loan, 4.04%, Maturing August 22, 2014	5,588,930
		Skillsoft Corp.
	2,985	Term Loan, 6.50%, Maturing May 26, 2017	3,029,775
		Sunquest Information Systems, Inc.
	1,675	Term Loan, 6.25%, Maturing December 16, 2016	1,687,562
		Sunrise Medical Holdings, Inc.
EUR	1,050	Term Loan, 6.75%, Maturing May 13, 2014	1,329,609
		TZ Merger Sub., Inc.
	1,964	Term Loan, 6.75%, Maturing August 4, 2015	1,971,850
		Universal Health Services, Inc.
	5,025	Term Loan, 5.50%, Maturing November 15, 2016	5,119,651
		Vanguard Health Holding Co., LLC
	3,772	Term Loan, 5.00%, Maturing January 29, 2016	3,810,860
		VWR Funding, Inc.
	7,692	Term Loan, 2.76%, Maturing June 30, 2014	7,639,391

			$218,060,836

Home Furnishings — 0.5%
		Hunter Fan Co.
	1,207	Term Loan, 2.77%, Maturing April 16, 2014	$1,116,419
		National Bedding Co., LLC
	3,913	Term Loan, 3.81%, Maturing November 28, 2013	3,932,235
		Oreck Corp.
	237	Term Loan - Second Lien, 3.80%, Maturing March 19, 2016(6)	213,792
		Sanitec Europe OY
EUR	2,321	Term Loan, 2.50%, Maturing June 24, 2016	2,610,878

			$7,873,324

Industrial Equipment — 3.0%
		Brand Energy and Infrastructure Services, Inc.
	1,000	Term Loan, 2.56%, Maturing February 7, 2014	$986,667
	1,083	Term Loan, 3.56%, Maturing February 7, 2014	1,078,388
		Bucyrus International, Inc.
	3,077	Term Loan, 4.25%, Maturing February 19, 2016	3,094,066
		EPD Holdings (Goodyear Engineering Products)
	696	Term Loan, 2.76%, Maturing July 31, 2014	647,128
	4,858	Term Loan, 2.76%, Maturing July 31, 2014	4,518,218
	1,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	880,625
		Excelitas Technologies Corp.
	1,995	Term Loan, 7.25%, Maturing November 23, 2016	2,014,950
		Generac Acquisition Corp.
	1,246	Term Loan, 2.80%, Maturing November 11, 2013	1,246,062
		Gleason Corp.
	2,099	Term Loan, 2.05%, Maturing June 30, 2013	2,056,967

12

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Jason, Inc.
	230	Term Loan, 8.25%, Maturing September 21, 2014	$230,676
	585	Term Loan, 8.25%, Maturing September 21, 2014	586,859
		John Maneely Co.
	5,825	Term Loan, 3.55%, Maturing December 9, 2013	5,769,819
		KION Group GmbH
	1,781	Term Loan, 4.01%, Maturing December 23, 2014(2)	1,663,703
EUR	1,531	Term Loan, 4.62%, Maturing December 23, 2014(2)	1,976,610
	1,781	Term Loan, 4.26%, Maturing December 23, 2015(2)	1,663,703
EUR	1,492	Term Loan, 4.87%, Maturing December 29, 2015(2)	1,925,336
		Pinafore, LLC
	6,662	Term Loan, 6.25%, Maturing September 29, 2016	6,774,184
		Polypore, Inc.
	8,015	Term Loan, 2.26%, Maturing July 3, 2014	7,874,547
EUR	717	Term Loan, 2.82%, Maturing July 3, 2014	952,220

			$45,940,728

Insurance — 2.1%
		Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,650,000
	978	Term Loan, 3.30%, Maturing August 21, 2014	953,954
	2,000	Term Loan, 6.75%, Maturing August 21, 2014	2,015,000
		AmWINS Group, Inc.
	1,947	Term Loan, 2.80%, Maturing June 8, 2013	1,914,472
		Applied Systems, Inc.
	3,125	Term Loan, 5.50%, Maturing December 8, 2016	3,145,834
		CCC Information Services Group, Inc.
	3,175	Term Loan, 5.50%, Maturing November 11, 2015	3,213,697
		Conseco, Inc.
	4,725	Term Loan, 7.50%, Maturing September 30, 2016	4,784,063
		Crump Group, Inc.
	1,858	Term Loan, 3.26%, Maturing August 1, 2014	1,832,149
		HUB International Holdings, Inc.
	852	Term Loan, 2.80%, Maturing June 13, 2014	849,457
	3,792	Term Loan, 2.80%, Maturing June 13, 2014	3,779,010
	1,333	Term Loan, 6.75%, Maturing June 13, 2014	1,342,124
		U.S.I. Holdings Corp.
	4,642	Term Loan, 2.76%, Maturing May 5, 2014	4,558,111

			$33,037,871

Leisure Goods/Activities/Movies — 5.2%
		24 Hour Fitness Worldwide, Inc.
	995	Term Loan, 6.75%, Maturing April 22, 2016	$985,672
		Alpha D2, Ltd.
	2,063	Term Loan, Maturing December 31, 2013(5)	2,012,133
	3,012	Term Loan, Maturing December 31, 2013(5)	2,937,048
	2,400	Term Loan - Second Lien, 3.96%, Maturing June 30, 2014	2,308,500
		AMC Entertainment, Inc.
	4,935	Term Loan, 3.51%, Maturing December 16, 2016	4,973,993
		Bombardier Recreational Products
	5,651	Term Loan, 2.81%, Maturing June 28, 2013	5,629,443
		Carmike Cinemas, Inc.
	5,511	Term Loan, 5.50%, Maturing January 27, 2016	5,584,992
		Cedar Fair, L.P.
	5,170	Term Loan, 5.50%, Maturing December 15, 2016	5,250,173
		Cinemark, Inc.
	9,178	Term Loan, 3.53%, Maturing April 29, 2016	9,262,135
		ClubCorp Club Operations, Inc.
	1,425	Term Loan, 6.00%, Maturing November 9, 2016	1,446,375

13

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Deluxe Entertainment Services
	96	Term Loan, 6.25%, Maturing May 11, 2013	$92,870
	1,543	Term Loan, 6.25%, Maturing May 11, 2013	1,485,916
		Fender Musical Instruments Corp.
	533	Term Loan, 2.51%, Maturing June 9, 2014	501,312
	269	Term Loan, 2.54%, Maturing June 9, 2014	253,256
		Miramax Film NY, LLC
	2,250	Term Loan, 7.75%, Maturing May 20, 2016	2,311,875
		National CineMedia, LLC
	2,700	Term Loan, 2.06%, Maturing February 13, 2015	2,683,608
		Regal Cinemas Corp.
	6,856	Term Loan, 3.80%, Maturing November 21, 2016	6,914,122
		Revolution Studios Distribution Co., LLC
	3,444	Term Loan, 4.01%, Maturing December 21, 2014	2,738,074
	2,825	Term Loan - Second Lien, 7.26%, Maturing June 21, 2015(6)	932,250
		Six Flags Theme Parks, Inc.
	7,376	Term Loan, 5.50%, Maturing June 30, 2016	7,491,388
		Sram, LLC
	783	Term loan, 5.00%, Maturing April 30, 2015	791,565
		SW Acquisition Co., Inc.
	4,307	Term Loan, 5.75%, Maturing June 1, 2016	4,360,331
		Universal City Development Partners, Ltd.
	7,014	Term Loan, 5.50%, Maturing November 6, 2014	7,109,209
		Zuffa, LLC
	2,949	Term Loan, 2.31%, Maturing June 19, 2015	2,904,834

			$80,961,074

Lodging and Casinos — 3.8%
		Ameristar Casinos, Inc.
	3,444	Term Loan, 3.55%, Maturing November 10, 2012	$3,456,664
		Choctaw Resort Development Enterprise
	872	Term Loan, 7.25%, Maturing November 4, 2011	869,709
		Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.56%, Maturing September 5, 2014	742,858
GBP	500	Term Loan, 4.76%, Maturing September 4, 2015	742,858
		Gala Electric Casinos, Ltd.
GBP	2,250	Term Loan, 4.89%, Maturing October 25, 2013	3,407,438
GBP	2,250	Term Loan, 5.39%, Maturing October 27, 2014	3,407,437
		Harrah’s Operating Co.
	2,000	Term Loan, 3.30%, Maturing January 28, 2015	1,864,062
	3,622	Term Loan, 3.30%, Maturing January 28, 2015	3,381,343
	6,489	Term Loan, 3.30%, Maturing January 28, 2015	6,060,072
	990	Term Loan, 9.50%, Maturing October 31, 2016	1,053,963
		Herbst Gaming, Inc.
	2,935	Term Loan, 10.00%, Maturing December 31, 2015	3,058,167
		Isle of Capri Casinos, Inc.
	1,463	Term Loan, 5.00%, Maturing November 25, 2013	1,465,657
	1,903	Term Loan, 5.00%, Maturing November 25, 2013	1,906,376
	4,758	Term Loan, 5.00%, Maturing November 25, 2013	4,765,943
		Las Vegas Sands, LLC
	1,830	Term Loan, 3.04%, Maturing November 23, 2016	1,822,475
	7,246	Term Loan, 3.04%, Maturing November 23, 2016	7,222,347
		LodgeNet Entertainment Corp.
	3,278	Term Loan, 2.31%, Maturing April 4, 2014	3,078,254
		Penn National Gaming, Inc.
	8,919	Term Loan, 2.03%, Maturing October 3, 2012	8,932,211
		Tropicana Entertainment, Inc.
	210	Term Loan, 15.00%, Maturing December 29, 2012	234,454

14

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		VML US Finance, LLC
	726	Term Loan, 4.80%, Maturing May 25, 2012	$730,246
	1,256	Term Loan, 4.80%, Maturing May 27, 2013	1,264,246

			$59,466,780

Nonferrous Metals/Minerals — 1.0%
		Euramax International, Inc.
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	$1,039,488
	1,022	Term Loan, 14.00%, Maturing June 29, 2013(2)	984,924
EUR	707	Term Loan, 10.00%, Maturing June 29, 2015	932,761
EUR	677	Term Loan, 12.00%, Maturing June 29, 2015(2)	893,077
		Fairmount Minerals, Ltd.
	2,116	Term Loan, 6.25%, Maturing August 5, 2016	2,157,982
		Noranda Aluminum Acquisition
	273	Term Loan, 2.01%, Maturing May 18, 2014	272,213
		Novelis, Inc.
	6,050	Term Loan, 5.25%, Maturing December 19, 2016	6,167,219
		Oxbow Carbon and Mineral Holdings
	3,445	Term Loan, 3.80%, Maturing May 8, 2016	3,484,172

			$15,931,836

Oil and Gas — 2.9%
		Big West Oil, LLC
	1,650	Term Loan, 7.00%, Maturing March 31, 2016	$1,670,625
		CGGVeritas Services, Inc.
	1,853	Term Loan, 5.50%, Maturing January 12, 2016	1,867,091
		CITGO Petroleum Corp.
	1,292	Term Loan, 8.00%, Maturing June 24, 2015	1,357,761
	5,920	Term Loan, 9.00%, Maturing June 23, 2017	6,244,017
		Crestwood Holdings, LLC
	1,100	Term Loan, 10.50%, Maturing September 30, 2016	1,126,125
		Dresser, Inc.
	5,668	Term Loan, 2.53%, Maturing May 4, 2014	5,660,639
		Dynegy Holdings, Inc.
	1,313	Term Loan, 4.01%, Maturing April 2, 2013	1,309,964
	13,306	Term Loan, 4.01%, Maturing April 2, 2013	13,272,180
		Obsidian Natural Gas Trust
	7,119	Term Loan, 7.00%, Maturing November 2, 2015	7,279,519
		SemGroup Corp.
	1,382	Term Loan, 7.57%, Maturing November 30, 2012	1,394,308
		Sheridan Production Partners I, LLC
	253	Term Loan, 7.50%, Maturing April 20, 2017	256,300
	415	Term Loan, 7.50%, Maturing April 20, 2017	419,610
	3,129	Term Loan, 7.50%, Maturing April 20, 2017	3,166,672

			$45,024,811

Publishing — 5.0%
		Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 2.71%, Maturing September 27, 2013	$2,422,406
		Black Press US Partnership
	558	Term Loan, 2.29%, Maturing August 2, 2013	507,579
	919	Term Loan, 2.29%, Maturing August 2, 2013	836,013
		Cengage Learning, Inc.
	3,992	Term Loan, 2.55%, Maturing July 3, 2014	3,934,076
		GateHouse Media Operating, Inc.
	2,058	Term Loan, 2.26%, Maturing August 28, 2014	987,658
	4,828	Term Loan, 2.26%, Maturing August 28, 2014	2,317,377
	4,216	Term Loan, 2.51%, Maturing August 28, 2014	2,023,735
		Getty Images, Inc.
	4,988	Term Loan, 5.25%, Maturing November 7, 2016	5,071,664

15

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Laureate Education, Inc.
	770	Term Loan, 3.55%, Maturing August 17, 2014	$751,203
	5,141	Term Loan, 3.55%, Maturing August 17, 2014	5,016,143
	2,488	Term Loan, 7.00%, Maturing August 31, 2014	2,493,719
		MediaNews Group, Inc.
	815	Term Loan, 8.50%, Maturing March 19, 2014	802,663
		Merrill Communications, LLC
	5,366	Term Loan, 7.50%, Maturing December 24, 2012	5,379,448
		Nelson Education, Ltd.
	1,466	Term Loan, 2.80%, Maturing July 5, 2014	1,275,138
		Newspaper Holdings, Inc.
	7,868	Term Loan, 1.81%, Maturing July 24, 2014	6,726,790
		Nielsen Finance, LLC
	7,644	Term Loan, 2.26%, Maturing August 9, 2013	7,654,148
	4,374	Term Loan, 4.01%, Maturing May 2, 2016	4,397,400
	4,671	Term Loan, 4.01%, Maturing May 2, 2016	4,717,192
		Penton Media, Inc.
	1,747	Term Loan, 5.00%, Maturing August 1, 2014(2)	1,441,653
		Source Interlink Companies, Inc.
	905	Term Loan, 10.75%, Maturing June 18, 2013	863,808
	576	Term Loan, 15.00%, Maturing March 18, 2014(2)	420,730
		Star Tribune Co. (The)
	188	Term Loan, 8.00%, Maturing September 28, 2014	179,725
	167	Term Loan, 8.00%, Maturing September 29, 2014	159,755
		Trader Media Corp.
GBP	4,251	Term Loan, 2.60%, Maturing March 23, 2015	6,501,287
		Xsys, Inc.
EUR	1,226	Term Loan, 3.39%, Maturing September 27, 2014	1,670,344
	3,796	Term Loan, 2.71%, Maturing December 31, 2014	3,715,116
	3,877	Term Loan, 2.71%, Maturing December 31, 2014	3,794,704
	1,290	Term Loan - Second Lien, 4.70%, Maturing September 27, 2015	1,230,433

			$77,291,907

Radio and Television — 3.6%
		Block Communications, Inc.
	1,755	Term Loan, 2.30%, Maturing December 22, 2011	$1,715,625
		CMP Susquehanna Corp.
	3,854	Term Loan, 2.31%, Maturing May 5, 2013	3,726,305
		Cumulus Media, Inc.
	4,706	Term Loan, Maturing June 11, 2014(5)	4,562,350
		Gray Television, Inc.
	1,413	Term Loan, 3.77%, Maturing December 31, 2014	1,398,349
		LBI Media, Inc.
	1,905	Term Loan, 1.76%, Maturing March 31, 2012	1,828,006
		Live Nation Worldwide, Inc.
	6,332	Term Loan, 4.50%, Maturing November 7, 2016	6,369,060
		Mission Broadcasting, Inc.
	1,232	Term Loan, 5.00%, Maturing September 30, 2016	1,235,139
		NEP II, Inc.
	974	Term Loan, 2.54%, Maturing February 16, 2014	961,452
		New Young Broadcasting Holding Co., Inc.
	433	Term Loan, 8.00%, Maturing June 30, 2015	435,762
		Nexstar Broadcasting, Inc.
	1,927	Term Loan, 5.00%, Maturing September 30, 2016	1,931,884
		Raycom TV Broadcasting, LLC
	7,811	Term Loan, 1.81%, Maturing June 25, 2014	7,576,427
		Spanish Broadcasting System, Inc.
	2,488	Term Loan, 2.06%, Maturing June 11, 2012	2,431,551
		Tyrol Acquisition 2 SAS
EUR	1,000	Term Loan, Maturing January 30, 2015(5)	1,298,554

16

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	1,000	Term Loan, Maturing January 29, 2016(5)	$1,298,554
		Univision Communications, Inc.
	8,003	Term Loan, 2.51%, Maturing September 29, 2014	7,893,150
	8,003	Term Loan, 4.51%, Maturing March 31, 2017	7,858,776
		Weather Channel
	3,657	Term Loan, 5.00%, Maturing September 14, 2015	3,679,418

			$56,200,362

Rail Industries — 0.3%
		Kansas City Southern Railway Co.
	5,042	Term Loan, 2.04%, Maturing April 26, 2013	$5,042,010

			$5,042,010

Retailers (Except Food and Drug) — 3.2%
		Amscan Holdings, Inc.
	3,416	Term Loan, 6.75%, Maturing December 4, 2017	$3,472,792
		Dollar General Corp.
	1,000	Term Loan, 3.03%, Maturing July 7, 2014	1,003,975
		FTD, Inc.
	1,500	Term Loan, 6.75%, Maturing August 26, 2014	1,507,500
		Harbor Freight Tools USA, Inc.
	4,150	Term Loan, 6.50%, Maturing December 22, 2017	4,210,955
		Michaels Stores, Inc.
	4,219	Term Loan, 2.56%, Maturing October 31, 2013	4,211,335
		Neiman Marcus Group, Inc.
	7,914	Term Loan, 4.30%, Maturing April 6, 2016	7,973,222
		Orbitz Worldwide, Inc.
	3,684	Term Loan, 3.28%, Maturing July 25, 2014	3,452,073
		Oriental Trading Co., Inc.
	1,000	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(7)	30,000
		PETCO Animal Supplies, Inc.
	2,775	Term Loan, 6.00%, Maturing November 24, 2017	2,817,274
		Pilot Travel Centers, LLC
	2,382	Term Loan, 5.25%, Maturing June 30, 2016	2,427,325
		Rent-A-Center, Inc.
	9	Term Loan, 2.06%, Maturing June 30, 2012	8,921
	2,138	Term Loan, 3.31%, Maturing March 31, 2015	2,143,818
		Savers, Inc.
	2,754	Term Loan, 5.75%, Maturing March 11, 2016	2,778,287
		Visant Corp.
	2,394	Term Loan, 7.00%, Maturing December 22, 2016	2,429,163
		Vivarte
EUR	2,641	Term Loan, 2.64%, Maturing March 9, 2015	3,344,621
EUR	2,641	Term Loan, 3.26%, Maturing March 8, 2016	3,344,621
EUR	22	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	27,820
EUR	154	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	179,772
EUR	1,582	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	1,849,083
		Yankee Candle Company, Inc. (The)
	2,873	Term Loan, 2.26%, Maturing February 6, 2014	2,861,901

			$50,074,458

Steel — 0.1%
		Niagara Corp.
	1,500	Term Loan, Maturing June 29, 2014(2)(5)(6)	$1,420,800

			$1,420,800

17

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Surface Transport — 0.6%
		Rural/Metro Operating Company, LLC
	1,500	Term Loan, 6.00%, Maturing November 24, 2016	$1,519,688
		Swift Transportation Co., Inc.
	7,564	Term Loan, 6.00%, Maturing December 16, 2016	7,679,841

			$9,199,529

Telecommunications — 4.9%
		Alaska Communications Systems Holdings, Inc.
	4,025	Term Loan, 5.50%, Maturing October 21, 2016	$4,063,994
		Asurion Corp.
	11,913	Term Loan, 3.26%, Maturing July 3, 2014	11,631,373
	4,000	Term Loan, 6.75%, Maturing March 31, 2015	4,067,856
		BCM Luxembourg, Ltd.
EUR	1,000	Term Loan, 2.75%, Maturing September 30, 2014	1,162,067
EUR	1,000	Term Loan, 3.00%, Maturing September 30, 2015	1,162,066
		Cellular South, Inc.
	3,311	Term Loan, 2.04%, Maturing May 29, 2014	3,311,156
	1,127	Term Loan, 2.04%, Maturing May 29, 2014	1,126,594
		CommScope, Inc.
	3,700	Term Loan, 5.00%, Maturing January 14, 2018	3,783,250
		Intelsat Jackson Holdings SA
	26,350	Term Loan, 5.25%, Maturing April 2, 2018	26,735,316
		IPC Systems, Inc.
	1,260	Term Loan, 2.54%, Maturing May 31, 2014	1,228,235
GBP	206	Term Loan, 3.01%, Maturing May 31, 2014	292,026
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.60%, Maturing December 1, 2014	3,575,802
		NTelos, Inc.
	1,975	Term Loan, 5.75%, Maturing August 7, 2015	1,995,750
		Syniverse Technologies, Inc.
	3,325	Term Loan, 5.25%, Maturing December 21, 2017	3,381,801
		Telesat Canada, Inc.
	601	Term Loan, 3.26%, Maturing October 31, 2014	601,715
	6,996	Term Loan, 3.26%, Maturing October 31, 2014	7,005,162
		TowerCo Finance, LLC
	941	Term Loan, 6.00%, Maturing November 24, 2014	950,200

			$76,074,363

Utilities — 2.4%
		AEI Finance Holding, LLC
	738	Revolving Loan, 3.30%, Maturing March 30, 2012	$730,838
	4,705	Term Loan, 3.30%, Maturing March 30, 2014	4,657,704
		BRSP, LLC
	1,450	Term Loan, 7.50%, Maturing June 4, 2014	1,482,767
		Covanta Energy Corp.
	1,954	Term Loan, 1.81%, Maturing February 10, 2014	1,941,295
	1,000	Term Loan, 3.30%, Maturing February 10, 2014	992,950
		EquiPower Resources Holdings
	1,300	Term Loan, 5.75%, Maturing January 4, 2018	1,322,750
		New Development Holdings, Inc.
	1,975	Term Loan, 7.00%, Maturing July 3, 2017	2,002,963
		NRG Energy, Inc.
	925	Term Loan, 2.04%, Maturing February 1, 2013	927,638
	2	Term Loan, 2.05%, Maturing February 1, 2013	2,189
	4,403	Term Loan, 3.55%, Maturing August 31, 2015	4,438,683
	7,204	Term Loan, 3.55%, Maturing August 31, 2015	7,250,403

18

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TXU Texas Competitive Electric Holdings Co., LLC
985	Term Loan, 3.76%, Maturing October 10, 2014	$816,943
2,434	Term Loan, 3.76%, Maturing October 10, 2014	2,014,514
10,284	Term Loan, 3.79%, Maturing October 10, 2014	8,523,753

		$37,105,390

Total Senior Floating-Rate Interests (identified cost $1,794,488,487)		$1,800,564,097

Corporate Bonds & Notes — 3.9%

Principal
Amount*
(000’s omitted)		Security	Value
Aerospace and Defense — 0.2%
		International Lease Finance Corp., Sr. Notes
	750	6.50%, 9/1/14(8)	$802,500
	750	6.75%, 9/1/16(8)	806,250
	750	7.125%, 9/1/18(8)	811,875

			$2,420,625

Building and Development — 0.9%
		AMO Escrow Corp., Sr. Notes
	4,225	11.50%, 12/15/17(8)	$4,584,125
		Grohe Holding GmbH, Variable Rate
EUR	7,500	3.873%, 1/15/14(9)	10,140,269

			$14,724,394

Cable and Satellite Television — 0.5%
		NAI Entertainment Holdings, LLC, Sr. Notes
	2,500	8.25%, 12/15/17(8)	$2,675,000
		Virgin Media Finance PLC, Sr. Notes
	5,000	6.50%, 1/15/18	5,325,000

			$8,000,000

Chemicals and Plastics — 0.0%
		Wellman Holdings, Inc., Sr. Sub. Notes
	715	5.00%, 1/29/19(2)(6)	$0

			$0

Conglomerates — 0.2%
		Polymer Group, Inc., Sr. Notes
	2,500	7.75%, 2/1/19(8)	$2,581,250

			$2,581,250

Ecological Services and Equipment — 0.0%(10)
		Environmental Systems Product Holdings, Inc., Jr. Notes
	75	18.00%, 3/31/15(6)	$63,602

			$63,602

Electronics/Electrical — 0.4%
		NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.053%, 10/15/13	$6,260,625

			$6,260,625

Financial Intermediaries — 0.3%
		UPCB Finance II, Ltd., Sr. Notes
EUR	3,000	6.375%, 7/1/20(8)	$4,084,860

			$4,084,860

19

Principal
Amount*
(000’s omitted)	Security	Value
Leisure Goods/Activities/Movies — 0.3%
	MU Finance PLC, Sr. Notes
4,000	8.375%, 2/1/17(8)	$4,260,000

		$4,260,000

Utilities — 1.1%
	Calpine Corp., Sr. Notes
9,025	7.50%, 2/15/21(8)	$9,182,937
7,875	7.875%, 1/15/23(8)	8,002,969

		$17,185,906

Total Corporate Bonds & Notes (identified cost $56,480,655)		$59,581,262

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$912	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(8)(11)	$922,250
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.736%, 8/11/16(8)(11)	875,295

Total Asset-Backed Securities (identified cost $1,911,855)		$1,797,545

Common Stocks — 1.6%

Shares	Security	Value
Automotive — 0.3%
48,926	Dayco Products, LLC(12)(13)	$2,837,708
44,747	Hayes Lemmerz International, Inc.(6)(12)(13)	2,371,591

		$5,209,299

Building and Development — 0.1%
4,766	Lafarge Roofing(6)(12)(13)	$0
4,766	Lafarge Roofing(6)(12)(13)	0
4,766	Lafarge Roofing(6)(12)(13)	0
1,646	United Subcontractors, Inc.(6)(12)(13)	169,817
7,595	WCI Communities, Inc.(6)(12)(13)	645,595

		$815,412

Chemicals and Plastics — 0.1%
3,877	Vita Cayman II, Ltd.(12)(13)	$1,181,074
662	Wellman Holdings, Inc.(6)(12)(13)	0

		$1,181,074

Ecological Services and Equipment — 0.0%(10)
1,242	Environmental Systems Products Holdings, Inc.(6)(13)(14)	$7,874

		$7,874

Financial Intermediaries — 0.0%(10)
250	RTS Investor Corp.(6)(12)(13)	$5,868

		$5,868

Food Service — 0.0%(10)
66,567	Buffets, Inc.(6)(13)	$322,850

		$322,850

20

Shares	Security	Value
Home Furnishings — 0.1%
4,230	Oreck Corp.(6)(12)(13)	$329,010
157,438	Sanitec Europe Oy B Units(12)(13)	619,724
154,721	Sanitec Europe Oy E Units(6)(12)(13)	0

		$948,734

Investment Services — 0.0%
20,048	Safelite Realty Corp.(6)(13)(14)	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
158,338	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$3,523,021

		$3,523,021

Lodging and Casinos — 0.1%
167,709	Herbst Gaming, Inc.(6)(12)(13)	$1,034,762
40,751	Tropicana Entertainment, Inc.(12)(13)	702,955

		$1,737,717

Publishing — 0.6%
13,247	Ion Media Networks, Inc.(6)(12)(13)	$6,159,855
66,239	MediaNews Group, Inc.(6)(12)(13)	1,258,539
50,000	Reader’s Digest Association, Inc. (The)(12)(13)	1,268,750
2,290	Source Interlink Companies, Inc.(6)(12)(13)	28,854
6,089	Star Tribune Media Holdings Co.(6)(13)	127,869
16,600	SuperMedia, Inc.(13)	118,026

		$8,961,893

Radio and Television — 0.1%
714	New Young Broadcasting Holding Co., Inc.(6)(12)(13)	$1,695,750

		$1,695,750

Total Common Stocks (identified cost $15,785,688)		$24,409,492

Preferred Stocks — 0.0%(10)

Shares	Security	Value
Ecological Services and Equipment — 0.0%(10)
284	Environmental Systems Products Holdings, Inc., Series A(6)(13)(14)	$17,671

		$17,671

Total Preferred Stocks (identified cost $4,970)		$17,671

Warrants — 0.0%(10)

Shares	Security	Value
Radio and Television — 0.0%(10)
7	New Young Broadcasting Holding Co., Inc., Expires 12/24/24(6)(12)(13)	$16,625

		$16,625

Total Warrants (identified cost $12,030)		$16,625

21

Short-Term Investments — 3.4%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$50,664	Eaton Vance Cash Reserves Fund, LLC, 0.21%(15)	$50,663,971
2,625	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/11	2,624,889

Total Short-Term Investments (identified cost $53,288,860)		$53,288,860

Total Investments — 125.3% (identified cost $1,921,972,545)		$1,939,675,552

Less Unfunded Loan Commitments — (0.7)%		$(11,399,229)

Net Investments — 124.6% (identified cost $1,910,573,316)		$1,928,276,323

Other Assets, Less Liabilities — (24.6)%		$(380,306,506)

Net Assets — 100.0%		$1,547,969,817

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)		This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $39,589,311 or 2.6% of the Portfolio’s net assets.

(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)		Amount is less than 0.05%.

(11)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(12)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)		Non-income producing security.

(14)		Restricted security.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $18,181.

22

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/28/11	British Pound Sterling 11,679,000	United States Dollar 18,604,647	HSBC Bank USA	$(99,786)
2/28/11	Euro 36,000,000	United States Dollar 49,395,600	Goldman Sachs, Inc.	122,904
2/28/11	Euro 3,135,870	United States Dollar 4,296,141	State Street Bank and Trust	4,121
2/28/11	Euro 3,000,000	United States Dollar 4,036,590	State Street Bank and Trust	(69,468)
3/31/11	British Pound Sterling 11,679,000	United States Dollar 18,601,494	Goldman Sachs, Inc.	(98,250)
3/31/11	Euro 36,000,000	United States Dollar 49,410,000	HSBC Bank USA	155,357
4/28/11	British Pound Sterling 12,033,745	United States Dollar 19,155,555	JPMorgan Chase Bank	(107,575)
4/29/11	Euro 37,100,159	United States Dollar 50,919,597	Deutsche Bank	179,342

				$86,645

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $461,724 and $375,079, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,911,014,366

Gross unrealized appreciation	$54,657,564
Gross unrealized depreciation	(37,395,607)

Net unrealized appreciation	$17,261,957

23

Restricted Securities

At January 31, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$7,874
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	(1)	0

			$0		$7,874

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970		$17,671

			$4,970		$17,671

Total Restricted Securities			$4,970		$25,545

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,784,115,390	$5,049,478	$1,789,164,868
Corporate Bonds & Notes	—	59,517,660	63,602	59,581,262
Asset-Backed Securities	—	1,797,545	—	1,797,545
Common Stocks	118,026	10,133,232	14,158,234	24,409,492
Preferred Stocks	—	—	17,671	17,671
Warrants	—	—	16,625	16,625
Short-Term Investments	—	53,288,860	—	53,288,860

Total Investments	$118,026	$1,908,852,687	$19,305,610	$1,928,276,323

Forward Foreign Currency Exchange Contracts	$—	$461,724	$—	$461,724

Total	$118,026	$1,909,314,411	$19,305,610	$1,928,738,047

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(375,079)	$—	$(375,079)

Total	$—	$(375,079)	$—	$(375,079)

24

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2010	$1,517,576	$74,220	$1,380,581	$65,759	$—	$3,038,136
Realized gains (losses)	—	—	259,034	23,513	—	282,547
Change in net unrealized appreciation (depreciation)	(391,584)	(2,411)	2,836,770	(43,101)	1,575	2,401,249
Cost of purchases	2,025,709	—	1,040,630	—	—	3,066,339
Proceeds from sales	—	(12,757)	(673,177)	(28,500)	—	(714,434)
Accrued discount (premium)	4,929	4,550	—	—	—	9,479
Transfers to Level 3*	1,892,848	—	9,314,396	—	15,050	11,222,294
Transfers from Level 3*	—	—	—	—	—	—

Balance as of January 31, 2011	$5,049,478	$63,602	$14,158,234	$17,671	$16,625	$19,305,610

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(391,584)	$(4,318)	$2,836,770	$(15,151)	$1,575	$2,427,292

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

25

Eaton Vance Floating-Rate & High Income Fund as of January 31, 2011 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2011, the Fund owned 9.9% of Floating Rate Portfolio’s outstanding interests and 20.5% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Floating Rate Portfolio (identified cost, $816,665,821)	$800,163,656	80.8%

High Income Opportunities Portfolio (identified cost, $183,509,531)	$183,769,225	18.6%

Total Investments in Affiliated Portfolios (identified cost, $1,000,175,352)	$983,932,881	99.4%

Other Assets, Less Liabilities	$5,811,556	0.6%

Net Assets	$989,744,437	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2011 and October 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Floating Rate Portfolio’s Portfolio of Investments is set forth below. A copy of High Income Opportunities Portfolio’s Form N-Q (containing a Portfolio of Investments) at January 31, 2011 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Government Obligations Fund as of January 31, 2011 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $1,080,735,091 and the Fund owned 98.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 71.5%

	Principal
	Amount
Security	(000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
3.108%, with maturity at 2035(1)	$12,592		$13,119,682
3.239%, with maturity at 2034(1)	2,784		2,917,568
5.00%, with various maturities to 2018	7,513		8,041,352
5.50%, with various maturities to 2032	14,018		15,109,711
6.00%, with various maturities to 2035	14,751		16,220,345
6.50%, with various maturities to 2033	34,838		38,671,706
6.87%, with maturity at 2024	250		282,750
7.00%, with various maturities to 2035	28,819		32,245,403
7.09%, with maturity at 2023	903		1,030,746
7.25%, with maturity at 2022	1,406		1,610,730
7.31%, with maturity at 2027	333		385,095
7.50%, with various maturities to 2035	22,783		26,252,164
7.63%, with maturity at 2019	488		551,995
7.75%, with maturity at 2018	24		26,377
7.78%, with maturity at 2022	172		199,694
7.85%, with maturity at 2020	324		358,984
8.00%, with various maturities to 2028	12,110		13,771,056
8.13%, with maturity at 2019	851		976,207
8.15%, with various maturities to 2021	286		329,088
8.25%, with maturity at 2017	98		111,217
8.50%, with various maturities to 2031	7,436		8,726,258
8.75%, with maturity at 2016	12		13,100
9.00%, with various maturities to 2027	8,201		9,383,569
9.25%, with maturity at 2017	82		94,390
9.50%, with various maturities to 2026	2,409		2,829,088
9.75%, with maturity at 2018	2		2,580
10.50%, with maturity at 2020	756		896,061
11.00%, with maturity at 2015	25		28,097
15.00%, with maturity at 2011	0	(2)	50

			$194,185,063

Federal National Mortgage Association:
2.821%, with maturity at 2026(1)	$1,052		$1,093,437
2.829%, with maturity at 2022(1)	2,192		2,261,039
2.867%, with maturity at 2022(1)	2,355		2,421,275
2.904%, with various maturities to 2035(1)	33,168		34,684,193
2.913%, with various maturities to 2035(1)	6,498		6,758,799
2.923%, with maturity at 2031(1)	3,752		3,862,773
3.121%, with maturity at 2037(1)	6,620		6,961,562
3.193%, with maturity at 2040(1)	2,015		2,117,601
3.261%, with maturity at 2036(1)	2,187		2,294,602
3.66%, with maturity at 2036(1)	2,649		2,752,378
3.69%, with maturity at 2034(1)	8,259		8,867,392
3.855%, with maturity at 2035(1)	10,342		11,137,445
3.923%, with maturity at 2034(1)	8,010		8,629,166
4.00%, with maturity at 2014	369		377,594
4.025%, with maturity at 2036(1)	753		784,826
4.106%, with maturity at 2021(1)	2,037		2,124,669
4.447%, with maturity at 2036(1)	32,266		34,917,844
4.50%, with various maturities to 2018	31,144		32,941,558
4.596%, with maturity at 2035(1)	10,703		11,582,640
4.902%, with maturity at 2034(1)	29,231		31,633,351
5.00%, with various maturities to 2027	16,792		17,958,964
5.50%, with various maturities to 2030	38,604		41,643,510

1

	Principal
	Amount
Security	(000’s omitted)	Value
6.00%, with various maturities to 2033	$17,843	$19,501,581
6.497%, with maturity at 2025(3)	353	392,489
6.50%, with various maturities to 2033	56,037	62,398,457
7.00%, with various maturities to 2036	86,626	98,036,567
7.25%, with maturity at 2023	34	36,295
7.50%, with various maturities to 2032	12,365	14,205,838
7.874%, with maturity at 2030(3)	36	41,309
7.875%, with maturity at 2021	934	1,084,824
8.00%, with various maturities to 2032	17,275	19,907,248
8.25%, with maturity at 2025	360	422,753
8.33%, with maturity at 2020	904	1,050,350
8.50%, with various maturities to 2032	9,259	10,957,500
8.518%, with maturity at 2021(3)	117	138,070
9.00%, with various maturities to 2030	1,205	1,395,731
9.50%, with various maturities to 2030	2,595	3,076,911
9.604%, with maturity at 2025(3)	40	46,445
9.75%, with maturity at 2019	23	26,427
9.833%, with maturity at 2020(3)	67	76,467
9.921%, with maturity at 2021(3)	109	126,003
9.934%, with maturity at 2021(3)	76	91,537
10.00%, with maturity at 2012	2	2,475
10.024%, with maturity at 2023(3)	89	103,426
10.102%, with maturity at 2021(3)	55	64,668
10.421%, with maturity at 2025(3)	45	51,181
11.00%, with maturity at 2020	696	792,706
11.071%, with maturity at 2025(3)	22	25,310
11.382%, with maturity at 2019(3)	91	102,083
11.50%, with maturity at 2012	1	1,221
11.754%, with maturity at 2018(3)	93	103,445
12.262%, with maturity at 2021(3)	29	31,425
12.70%, with maturity at 2015(3)	89	101,053

		$502,198,413

Government National Mortgage Association:
2.125%, with various maturities to 2027(1)	$732	$760,521
6.50%, with various maturities to 2032	4,842	5,461,190
7.00%, with various maturities to 2034	40,165	45,777,532
7.25%, with maturity at 2022	33	37,976
7.50%, with various maturities to 2025	6,274	7,161,107
8.00%, with various maturities to 2027	11,719	13,506,400
8.25%, with maturity at 2019	161	183,625
8.30%, with maturity at 2020	45	51,922
8.50%, with various maturities to 2018	1,928	2,176,952
9.00%, with various maturities to 2027	7,292	8,844,786
9.50%, with various maturities to 2026	4,791	5,778,306

		$89,740,317

Total Mortgage Pass-Throughs (identified cost $747,908,996)		$786,123,793

Collateralized Mortgage Obligations — 5.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$285	$308,161
Series 1822, Class Z, 6.90%, 3/15/26	1,570	1,613,179
Series 1829, Class ZB, 6.50%, 3/15/26	748	825,952
Series 1896, Class Z, 6.00%, 9/15/26	857	871,524

2

	Principal
	Amount
Security	(000’s omitted)	Value
Series 2075, Class PH, 6.50%, 8/15/28	$409	$441,926
Series 2091, Class ZC, 6.00%, 11/15/28	1,742	1,906,483
Series 2102, Class Z, 6.00%, 12/15/28	443	480,257
Series 2115, Class K, 6.00%, 1/15/29	2,645	2,782,418
Series 2142, Class Z, 6.50%, 4/15/29	908	988,600
Series 2245, Class A, 8.00%, 8/15/27	10,237	11,792,436

		$22,010,936

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$376	$432,912
Series G92-44, Class ZQ, 8.00%, 7/25/22	402	449,412
Series G93-36, Class ZQ, 6.50%, 12/25/23	13,797	15,330,891
Series 1993-16, Class Z, 7.50%, 2/25/23	512	585,181
Series 1993-39, Class Z, 7.50%, 4/25/23	1,289	1,470,121
Series 1993-45, Class Z, 7.00%, 4/25/23	1,678	1,883,861
Series 1993-149, Class M, 7.00%, 8/25/23	611	685,561
Series 1993-178, Class PK, 6.50%, 9/25/23	1,235	1,374,482
Series 1993-250, Class Z, 7.00%, 12/25/23	312	337,579
Series 1994-40, Class Z, 6.50%, 3/25/24	1,256	1,393,606
Series 1994-42, Class K, 6.50%, 4/25/24	5,568	6,191,016
Series 1994-82, Class Z, 8.00%, 5/25/24	2,021	2,337,729
Series 1997-81, Class PD, 6.35%, 12/18/27	775	863,265
Series 2000-49, Class A, 8.00%, 3/18/27	1,117	1,305,204
Series 2001-81, Class HE, 6.50%, 1/25/32	3,297	3,671,705
Series 2002-1, Class G, 7.00%, 7/25/23	812	911,250

		$39,223,775

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$686	$763,795

Total Collateralized Mortgage Obligations (identified cost $58,244,959)		$61,998,506

U.S. Government Agency Obligations — 17.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,609,760
5.77%, 1/5/27	5,000	5,677,375

		$11,287,135

Federal Home Loan Bank:
4.125%, 12/13/19	$25,000	$25,796,550
4.125%, 3/13/20	26,460	27,373,849
4.75%, 3/10/23	4,500	4,840,574
5.365%, 9/9/24	6,445	7,167,291
5.375%, 8/15/24	14,700	16,372,213
5.625%, 6/11/21	17,000	19,347,428
5.75%, 6/12/26	2,720	3,125,802

		$104,023,707

United States Agency for International Development - Israel:
0.00%, 2/15/18	$10,101	$8,118,073
0.00%, 3/15/18	8,061	6,451,694
0.00%, 5/1/18	11,420	9,079,323
0.00%, 5/1/20	2,200	1,556,262

3

	Principal
	Amount
Security	(000’s omitted)	Value
5.50%, 9/18/23	$26,850	$30,635,635
5.50%, 4/26/24	16,015	18,178,819

		$74,019,806

Total U.S. Government Agency Obligations (identified cost $184,643,469)		$189,330,648

U.S. Treasury Obligations — 4.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 1.00%, 7/15/13	$45,000	$45,284,715
U.S. Treasury Bond, 7.125%, 2/15/23(4)	6,000	7,992,186

Total U.S. Treasury Obligations (identified cost $51,303,487)		$53,276,901

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(5)	$5,189	$5,189,353

Total Short-Term Investments (identified cost $5,189,353)		$5,189,353

Total Investments — 99.7% (identified cost $1,047,290,264)		$1,095,919,201

Other Assets, Less Liabilities — 0.3%		$2,950,862

Net Assets — 100.0%		$1,098,870,063

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $8,305.

A summary of open financial instruments at January 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	400 U.S. 2-Year Treasury Note	Short	$(87,788,036)	$(87,675,000)	$113,036
3/11	500 U.S. 5-Year Treasury Note	Short	(60,007,813)	(59,207,032)	800,781
3/11	300 U.S. 10-Year Treasury Note	Short	(37,373,438)	(36,239,063)	1,134,375
3/11	120 U.S. 30-Year Treasury Bond	Short	(15,247,500)	(14,475,000)	772,500
3/11	40 U.S. Ultra Long Treasury Bond	Short	(5,225,000)	(4,926,250)	298,750

					$3,119,442

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

4

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $3,119,442.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,057,682,571

Gross unrealized appreciation	$39,471,757
Gross unrealized depreciation	(1,235,127)

Net unrealized appreciation	$38,236,630

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$786,123,793	$—	$786,123,793
Collateralized Mortgage Obligations	—	61,998,506	—	61,998,506
U.S. Government Agency Obligations	—	189,330,648	—	189,330,648
U.S. Treasury Obligations	—	53,276,901	—	53,276,901
Short-Term Investments	—	5,189,353	—	5,189,353

Total Investments	$—	$1,095,919,201	$—	$1,095,919,201

Futures Contracts	3,119,442	—	—	3,119,442

Total	$3,119,442	$1,095,919,201	$—	$1,099,038,643

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance High Income Opportunities Fund as of January 31, 2011 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $513,251,664 and the Fund owned 57.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 6.3%(1)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Aerospace — 0.3%
Hawker Beechcraft Acquisition, Term Loan, 2.27%, Maturing 3/26/14	$2,550	$2,281,300
Hawker Beechcraft Acquisition, Term Loan, 2.30%, Maturing 3/26/14	153	136,742

		$2,418,042

Automotive — 0.5%
Pinafore, LLC, Term Loan, 6.25%, Maturing 9/29/16	$4,538	$4,615,032

		$4,615,032

Automotive & Auto Parts — 0.3%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.01%, Maturing 7/13/15	$2,560	$2,254,400

		$2,254,400

Broadcasting — 0.9%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.79%, Maturing 2/26/13	$9,180	$8,307,900

		$8,307,900

Building Materials — 0.7%
Goodman Global Holdings, Inc., Term Loan, 5.75%, Maturing 10/28/16	$1,426	$1,441,243
Goodman Global Holdings, Inc., Term Loan - Second Lien, 9.00%, Maturing 10/30/17	1,530	1,585,837
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	1,719	1,593,628
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 12.00%, Maturing 6/30/14	1,423	1,301,257

		$5,921,965

Capital Goods — 0.2%
Dresser, Inc., Term Loan - Second Lien, 6.03%, Maturing 5/4/15	$1,080	$1,080,338
Reynolds Group Holdings, Inc., Term Loan, 6.75%, Maturing 5/5/16	874	879,475

		$1,959,813

Consumer Products — 0.7%
Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,890	$3,954,420
Gymboree Corp., Term Loan, 5.50%, Maturing 11/23/17	2,200	2,231,282

		$6,185,702

Electronics/Electrical — 0.3%
Spectrum Brands, Inc., Term Loan, Maturing 6/6/16(2)	$2,600	$2,600,000

		$2,600,000

Food Service — 0.6%
Burger King Corp., Term Loan, 6.25%, Maturing 10/19/16	$3,530	$3,590,395
DineEquity, Inc., Term Loan, 6.00%, Maturing 10/19/17	808	821,878
Dunkin Brands, Inc., Term Loan, 5.75%, Maturing 11/23/17	940	957,074

		$5,369,347

Gaming — 0.3%
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.51%, Maturing 5/16/14	$1,580	$1,437,800
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	1,543	1,488,729

		$2,926,529

Metals/Mining — 0.2%
Novelis, Inc., Term Loan, 5.25%, Maturing 12/19/16	$1,800	$1,834,875

		$1,834,875

1

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Super Retail — 0.6%
General Nutrition Centers, Inc., Term Loan, 2.54%, Maturing 9/16/13	$2,320	$2,312,750
PETCO Animal Supplies, Inc., Term Loan, 6.00%, Maturing 11/24/17	3,210	3,258,901

		$5,571,651

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.26%, Maturing 11/4/13	$1,693	$1,617,084
CEVA Group PLC, Term Loan, 5.30%, Maturing 11/4/13	590	563,364

		$2,180,448

Utilities — 0.5%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.79%, Maturing 10/10/14	$5,451	$4,517,726

		$4,517,726

Total Senior Floating-Rate Interests (identified cost $57,058,017)		$56,663,430

Corporate Bonds & Notes — 83.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.1%
Alliant Techsystems, Inc., 6.875%, 9/15/20	$690	$715,875

		$715,875

Aerospace and Defense — 0.7%
BE Aerospace, Inc., 6.875%, 10/1/20	$1,335	$1,391,738
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18(3)	4,605	4,961,887

		$6,353,625

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$648	$649,680
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(3)	252	275,940

		$925,620

Automotive — 0.7%
Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(3)	$5,625	$6,236,719

		$6,236,719

Automotive & Auto Parts — 3.7%
Accuride Corp., 9.50%, 8/1/18(3)	$1,340	$1,494,100
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(3)	1,274	1,426,880
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(3)	5,436	5,992,749
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(3)	3,840	4,377,600
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,660	1,635,100
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,120	4,678,738
Ford Motor Credit Co., Sr. Notes, 8.125%, 1/15/20	1,380	1,618,888
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,656,062
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	1,360	1,550,400
Lear Corp., 7.875%, 3/15/18	545	594,050
Lear Corp., 8.125%, 3/15/20	405	448,538
Navistar International Corp., 8.25%, 11/1/21	3,080	3,411,100
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(3)	2,825	3,072,187
Uncle Acquisition 2010 Corp., Sr. Notes, 8.625%, 2/15/19(3)	1,410	1,476,975

		$33,433,367

Banks and Thrifts — 1.5%
Ally Financial, Inc., 8.00%, 11/1/31	$3,955	$4,488,925
Ally Financial, Inc., 8.30%, 2/12/15	5,560	6,296,700

2

	Principal
	Amount
Security	(000’s omitted)	Value
General Motors Acceptance Corp., 8.00%, 12/31/18	$2,280	$2,496,600

		$13,282,225

Broadcasting — 2.3%
Citadel Broadcasting Corp., 7.75%, 12/15/18(3)	$1,550	$1,658,500
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	1,800	1,804,500
Clear Channel Communications, Inc., Sr. Notes, 5.00%, 3/15/12	455	448,175
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	8,945	8,967,362
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(3)	1,675	1,742,000
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(3)	1,305	1,477,913
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(3)	3,575	4,272,125

		$20,370,575

Building Materials — 0.6%
Associated Materials, LLC, Sr. Notes, 9.125%, 11/1/17(3)	$2,620	$2,823,050
Interface, Inc., Sr. Notes, 7.625%, 12/1/18(3)	1,265	1,331,412
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	790	848,263

		$5,002,725

Cable/Satellite TV — 0.6%
Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(3)	$415	$435,750
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	790	843,325
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	685	768,912
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18	565	597,488
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	525	561,750
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	2,410	2,482,300

		$5,689,525

Capital Goods — 1.7%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,648,350
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(3)	2,890	3,077,850
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,447,025
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	2,295	2,484,337
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	823,250
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,031,288
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,976,575

		$15,488,675

Chemicals — 3.5%
Celanese US Holdings, LLC, 6.625%, 10/15/18(3)	$805	$841,225
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,014,000
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,272,050
Chemtura Corp., 7.875%, 9/1/18(3)	1,855	1,984,850
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Notes, 9.00%, 11/15/20(3)	935	1,000,450
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(3)	2,475	2,722,500
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	4,115	4,217,875
Koppers, Inc., 7.875%, 12/1/19	315	341,775
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(3)	3,667	4,102,456
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	1,590	1,820,550
Momentive Performance Materials, Inc., 9.00%, 1/15/21(3)	260	277,550
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,762,950
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(3)	1,870	1,930,775
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	564,425
Polypore International, Inc., 7.50%, 11/15/17(3)	660	686,400
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	1,360	1,207,000
Solutia, Inc., 8.75%, 11/1/17	1,420	1,574,425
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(3)	1,085	1,170,444

		$31,491,700

Consumer Products — 2.0%
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$1,920	$2,179,200
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	7,760	7,876,400

3

	Principal
	Amount
Security	(000’s omitted)	Value
Revlon Consumer Products Corp., 9.75%, 11/15/15	$3,560	$3,800,300
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	581,625
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	3,060	3,442,500

		$17,880,025

Containers — 2.5%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20(3)	$1,100	$1,196,250
Ardagh Packaging Finance PLC, Sr. Notes, 7.375%, 10/15/17(3)	785	827,194
BWAY Holding Co., 10.00%, 6/15/18(3)	550	602,250
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,257,475
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(3)	3,905	3,949,540
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(3)	1,350	1,400,625
Reynolds Group Holdings, Inc., Sr. Notes, 8.25%, 2/15/21(3)	3,175	3,212,208
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(3)	2,705	2,833,488
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(3)	4,585	4,837,175

		$22,116,205

Diversified Financial Services — 1.3%
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(3)	$2,440	$2,464,400
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	1,450	1,480,813
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	3,470	3,509,037
E*Trade Financial Corp., Sr. Notes, 7.375%, 9/15/13	1,755	1,757,194
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18(3)	2,040	2,376,600

		$11,588,044

Diversified Media — 4.0%
Catalina Marketing Corp., 11.625%, 10/1/17(3)	$3,090	$3,495,562
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(3)	14,135	15,424,819
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(3)	3,860	2,470,400
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	1,515	1,685,438
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(3)	935	949,025
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,550	1,480,250
MDC Partners, Inc., 11.00%, 11/1/16(3)	1,435	1,571,325
MDC Partners, Inc., 11.00%, 11/1/16	2,200	2,431,000
Nielsen Finance, LLC, 11.50%, 5/1/16	1,216	1,424,240
Nielsen Finance, LLC, (0.00% until 8/1/11), 12.50%, 8/1/16	1,520	1,605,500
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	143	167,489
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,210,512

		$35,915,560

Energy — 8.5%
Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	$3,315	$3,666,652
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	6,360	6,296,400
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,205,037
Bill Barrett Corp., 9.875%, 7/15/16	385	432,163
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(3)	825	849,750
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18(3)	4,275	4,510,125
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(3)	6,695	7,163,650
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(3)	2,286	2,503,170
Compton Petroleum Finance Corp., 10.00%, 9/15/17	1,025	856,192
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,656,325
Continental Resources, Inc., 7.125%, 4/1/21(3)	670	710,200
Continental Resources, Inc., 7.375%, 10/1/20	280	299,600
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,813,144
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,461,750
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	1,488	1,587,971
El Paso Tennessee Pipeline Co., Sr. Notes, 7.25%, 12/15/25	3,520	3,411,210
EXCO Resources, Inc., 7.50%, 9/15/18	1,660	1,668,300
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(3)	1,520	1,504,800
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	3,780	3,817,800
Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18(3)	1,320	1,354,650

4

	Principal
	Amount
Security	(000’s omitted)	Value
Frontier Oil Corp., 6.875%, 11/15/18	$530	$548,550
Harvest Operations Corp., 6.875%, 10/1/17(3)	800	829,000
Holly Corp., 9.875%, 6/15/17	1,710	1,893,825
Oasis Petroleum, Inc., Sr. Notes, 7.25%, 2/1/19(3)	640	652,700
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,246,300
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,778,025
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	200	193,750
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	1,480	1,369,000
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(3)	2,535	2,484,300
Precision Drilling Corp., 6.625%, 11/15/20(3)	1,890	1,958,513
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,196,000
Range Resources Corp., 6.75%, 8/1/20	1,580	1,666,900
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,125,381
SandRidge Energy, Inc., 8.75%, 1/15/20	595	636,650
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	5,085	5,262,975
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	710,500
SM Energy Co., 6.625%, 2/15/19(3)	670	670,000

		$75,991,258

Entertainment/Film — 0.7%
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(3)	$590	$612,125
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(3)	825	882,750
Regal Entertainment Group, 9.125%, 8/15/18	930	996,262
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	3,250	3,583,125

		$6,074,262

Environmental — 0.1%
Casella Waste Systems, Inc., 7.75%, 2/15/19(3)	$405	$416,137
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	650	732,875

		$1,149,012

Food/Beverage/Tobacco — 2.3%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(3)	$1,736	$1,744,797
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(3)	3,140	3,375,500
Bumble Bee Acquisition Corp., Sr. Notes, 9.00%, 12/15/17(3)	2,380	2,549,575
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	1,680	2,068,500
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(3)	2,695	2,964,500
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14	2,140	2,527,875
U.S. Foodservice, Inc., Sr. Notes, 10.75%, 6/30/15(3)	4,770	4,960,800

		$20,191,547

Gaming — 6.4%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)(4)	$5,755	$1,870,375
CCM Merger, Inc., 8.00%, 8/1/13(3)	1,480	1,480,000
Chukchansi EDA, Sr. Notes, Variable Rate, 3.943%, 11/15/12(3)	595	390,469
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(5)	705	676,330
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(3)(4)	9,480	35,550
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	1,095	1,030,669
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,765	6,289,650
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/15	805	806,006
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	670	611,375
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	3,760	4,286,400
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18(3)	2,760	2,870,400
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.00%, 11/15/10(6)	3,615	2,042,475
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(4)	1,620	178
Mandalay Resort Group, 6.375%, 12/15/11	2,850	2,899,875
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,425,500
MGM Resorts International, 6.75%, 9/1/12	1,205	1,226,088
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20(3)	680	754,800
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,484,437
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,566,000

5

	Principal
	Amount
Security	(000’s omitted)	Value
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	$2,930	$2,094,950
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,987,200
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,765	2,357,162
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	950,641
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(3)	1,620	1,567,350
Peninsula Gaming, LLC, 8.375%, 8/15/15	390	415,350
Peninsula Gaming, LLC, 10.75%, 8/15/17(3)	945	1,040,091
Peninsula Gaming, LLC, 10.75%, 8/15/17	1,935	2,143,012
San Pasqual Casino, 8.00%, 9/15/13(3)	1,335	1,343,344
Seminole Hard Rock Entertainment, Variable Rate, 2.802%, 3/15/14(3)	990	940,500
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	3,605	3,586,975
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)(5)	4,371	2,818,858
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	2,680	2,854,200

		$56,846,210

Health Care — 6.1%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$2,840	$2,989,100
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,375	1,424,844
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18(3)	550	568,563
AMGH Merger Sub, Inc., 9.25%, 11/1/18(3)	1,530	1,635,188
Biomet, Inc., 11.625%, 10/15/17	6,755	7,666,925
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,614,375
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(3)	3,835	4,098,656
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,785	4,172,962
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(3)	530	551,200
HCA, Inc., (PIK), 9.625%, 11/15/16	515	556,844
HCA, Inc., Sr. Notes, 7.75%, 5/15/21(3)	3,295	3,451,512
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	2,195	2,441,937
Multiplan, Inc., 9.875%, 9/1/18(3)	2,800	3,027,500
National Mentor Holdings, Inc., 11.25%, 7/1/14	2,040	2,159,850
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(3)	1,080	1,109,700
Quintiles Transnational Corp., Sr. Notes, (PIK), 9.50%, 12/30/14(3)	6,210	6,380,775
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19(3)	2,375	2,565,000
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,727,406
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17	705	872,438
Valeant Pharmaceuticals International, 6.75%, 10/1/17(3)	1,365	1,412,775
Valeant Pharmaceuticals International, 6.875%, 12/1/18(3)	2,070	2,137,275
Valeant Pharmaceuticals International, 7.00%, 10/1/20(3)	2,045	2,119,131

		$54,683,956

Homebuilders/Real Estate — 1.3%
CB Richard Ellis Service, Inc., 6.625%, 10/15/20(3)	$2,625	$2,638,125
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,470	6,372,550
Tutor Perini Corp., 7.625%, 11/1/18(3)	2,350	2,408,750

		$11,419,425

Insurance — 0.5%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$2,225	$2,364,062
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(3)	670	700,150
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.161%, 11/15/14(3)	1,200	1,131,000

		$4,195,212

Leisure — 1.5%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)(4)(5)	$2,315	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)(4)(5)	3,274	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)(5)	3,985	0
NCL Corp, Ltd., Sr. Notes, 9.50%, 11/15/18(3)	1,320	1,422,300
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	1,305	1,559,475
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	118,937

6

	Principal
	Amount
Security	(000’s omitted)	Value
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	$1,750	$1,881,250
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	580,475
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,470,175
Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	1,965	2,132,025
Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	3,515	3,919,225

		$13,083,862

Metals/Mining — 3.3%
Arch Coal, Inc., 7.25%, 10/1/20	$925	$978,188
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	765	851,063
Atkore International, Inc., Sr. Notes, 9.875%, 1/1/18(3)	1,325	1,421,063
CII Carbon, LLC, 11.125%, 11/15/15(3)	1,755	1,904,175
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(3)	2,435	2,593,275
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	1,555	1,741,600
Consol Energy, Inc., 8.00%, 4/1/17(3)	1,630	1,776,700
Consol Energy, Inc., 8.25%, 4/1/20(3)	1,365	1,498,087
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(3)	6,650	6,899,375
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(3)	3,700	3,940,500
Novelis, Inc., 8.375%, 12/15/17(3)	2,645	2,863,212
Novelis, Inc., 8.75%, 12/15/20(3)	2,645	2,886,356

		$29,353,594

Paper — 1.3%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$592,688
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	1,825	2,034,875
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,944,000
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	2,350	2,367,625
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,515	2,722,487
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 8.75%, 2/1/19(3)	1,095	1,140,169
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.054%, 8/1/14	245	236,731

		$12,038,575

Railroad — 0.2%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,204,625
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	664,625

		$1,869,250

Restaurants — 1.0%
Dunkin Finance Corp., Sr. Notes, 9.625%, 12/1/18(3)	$5,750	$5,893,750
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	3,380	3,498,300

		$9,392,050

Services — 5.4%
Abengoa Finance SAU, 8.875%, 11/1/17(3)	$4,060	$3,983,875
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	1,795	1,983,475
Brickman Group Holdings, Inc., Sr. Notes, 9.125%, 11/1/18(3)	550	580,938
Diversey Holdings, Inc., Sr. Notes, 10.50%, 5/15/20	1,328	1,550,547
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	998	1,045,405
Hertz Corp., 7.50%, 10/15/18(3)	20	21,250
Hertz Corp., 8.875%, 1/1/14	557	574,406
Laureate Education, Inc., 10.00%, 8/15/15(3)	7,020	7,388,550
Laureate Education, Inc., 11.75%, 8/15/17(3)	3,930	4,293,525
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(3)	11,291	11,734,357
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	2,575	2,253,125
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,726	1,358,912
RSC Equipment Rental, Inc., 10.25%, 11/15/19	1,330	1,482,950
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(3)	3,290	3,750,600
Sitel LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18(3)	830	747,000
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,714,338
West Corp., 7.875%, 1/15/19(3)	2,640	2,745,600

		$48,208,853

7

	Principal
	Amount
Security	(000’s omitted)	Value
Steel — 0.1%
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(4)	$5,225	$522
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	680	708,900

		$709,422

Super Retail — 5.8%
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$5,655	$6,064,987
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.75%, 3/15/14	1,425	1,422,328
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	7,380	7,472,250
Giraffe Acquisition Corp., Sr. Notes, 9.125%, 12/1/18(3)	2,635	2,793,100
Limited Brands, Inc., 8.50%, 6/15/19	3,135	3,589,575
Michaels Stores, Inc., (0.00% until 11/1/11), 13.00%, 11/1/16	4,030	4,070,300
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	4,284	4,508,782
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(3)	3,215	3,472,200
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	8,905	9,884,550
Toys “R” Us, 10.75%, 7/15/17	5,500	6,338,750
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(3)	1,760	1,874,400
Toys “R” Us Property Co., LLC, Sr. Notes, 8.50%, 12/1/17	60	65,700

		$51,556,922

Technology — 2.9%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,057,762
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	700	721,000
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,930	3,047,200
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	4,533	4,747,862
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	725,900
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	914,850
Buccaneer Merger Sub, Inc., Sr. Notes, 9.125%, 1/15/19(3)	1,250	1,337,500
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(3)	2,460	2,564,550
MedAssets, Inc., 8.00%, 11/15/18(3)	660	686,400
SSI Investments II, 11.125%, 6/1/18	3,020	3,382,400
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	7,116,094

		$26,301,518

Telecommunications — 6.0%
Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(3)	$275	$301,125
Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(3)	3,770	4,128,150
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(3)	3,255	3,405,544
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(3)	1,940	2,272,225
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	2,825	3,051,000
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,575,877
Intelsat Jackson Holdings, Ltd., 11.50%, 6/15/16	700	757,750
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	2,745	3,070,255
Intelsat SA, Sr. Notes, 6.50%, 11/1/13	1,485	1,575,956
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(3)	395	407,838
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	815	824,169
NII Capital Corp., 8.875%, 12/15/19	3,235	3,574,675
NII Capital Corp., 10.00%, 8/15/16	2,740	3,082,500
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,256,637
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	847,238
Sprint Capital Corp., 6.875%, 11/15/28	1,115	1,003,500
Sprint Capital Corp., 6.90%, 5/1/19	5,080	5,118,100
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	8,040	9,065,100
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,932,900
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(3)	2,271	2,633,448

		$53,883,987

Textiles/Apparel — 0.6%
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$2,420	$2,746,700
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	3,074,358

		$5,821,058

8

	Principal
	Amount
Security	(000’s omitted)	Value
Transportation Ex Air/Rail — 1.3%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(3)	$4,135	$4,259,050
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(3)	2,815	3,092,981
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(3)	2,065	2,292,150
Western Express, Inc., 12.50%, 4/15/15(3)	2,000	1,860,000

		$11,504,181

Utilities — 3.0%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$1,860	$1,859,919
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(3)	3,315	3,571,912
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(3)	6,870	6,990,225
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	820	592,450
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	2,025	2,014,875
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20(3)	3,120	3,283,800
NGC Corp., 7.625%, 10/15/26	3,205	2,091,262
NRG Energy, Inc., 8.25%, 9/1/20(3)	3,315	3,418,594
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,670	2,770,125
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	390,350

		$26,983,512

Total Corporate Bonds & Notes (identified cost $727,678,944)		$747,748,131

Convertible Bonds — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Health Care — 0.1%
Kendle International, Inc., 3.375%, 7/15/12	$955	$903,669

		$903,669

Total Convertible Bonds (identified cost $914,673)		$903,669

Common Stocks — 4.1%

Security	Shares	Value
Building Materials — 0.3%
Panolam Holdings Co.(5)(7)	3,117	$2,478,358

		$2,478,358

Chemicals — 0.3%
LyondellBasell Industries NV, Class A(8)	50,000	$1,797,000
Rockwood Holdings, Inc.(8)	25,000	1,014,750

		$2,811,750

Consumer Products — 0.0%(9)
HF Holdings, Inc.(5)(7)(8)	13,600	$154,632

		$154,632

Energy — 0.4%
Cloud Peak Energy, Inc.(8)	100,000	$2,277,000
EXCO Resources, Inc.	50,000	1,004,000
SemGroup Corp.(8)	16,378	471,687

		$3,752,687

Gaming — 0.0%(9)
Fontainebleau Equity Holdings, Class A(5)(7)(8)	148,726	$1,487
Greektown Superholdings, Inc.(8)	892	69,130

9

Security	Shares	Value
Shreveport Gaming Holdings, Inc.(5)	4,858	$87,444

		$158,061

Leisure — 0.5%
Carnival Corp.	100,000	$4,471,000

		$4,471,000

Services — 0.5%
Geo Group, Inc. (The)(8)	175,000	$4,159,750

		$4,159,750

Steel — 0.6%
RathGibson Acquisition Co., LLC(5)(7)(8)	233,000	$5,461,520

		$5,461,520

Super Retail — 1.2%
Express, Inc.(8)	244,500	$4,254,300
GameStop Corp., Class A(8)	150,000	3,160,500
GNC Acquisition Holdings, Class A(5)(7)(8)	108,818	1,403,752
Limited Brands, Inc.	50,000	1,462,000

		$10,280,552

Technology — 0.3%
Amkor Technology, Inc.(8)	350,000	$2,849,000

		$2,849,000

Total Common Stocks (identified cost $32,341,685)		$36,577,310

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Automotive & Auto Parts — 0.8%
General Motors Co., 4.75%	131,495	$7,141,494

		$7,141,494

Energy — 0.3%
Chesapeake Energy Corp., 4.50%	22,471	$2,074,073
Chesapeake Energy Corp., 5.00%	6,292	626,054

		$2,700,127

Hand/Machine Tools — 0.4%
Stanley Black & Decker, Inc., 4.75%	30,600	$3,571,938

		$3,571,938

Total Convertible Preferred Stocks (identified cost $12,543,150)		$13,413,559

Preferred Stocks — 0.1%

Security	Shares/Units	Value
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.875%	$26,702	$713,744

		$713,744

Gaming — 0.0%(9)
Fontainebleau Resorts LLC (PIK)(5)(7)(8)	4,544	$45

		$45

Services — 0.0%(9)
Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%(7)(8)	102,000	$160,644

		$160,644

10

Security	Shares/Units	Value
Super Retail — 0.0%(9)
GNC Acquisition Holdings(5)(7)(8)	37,182	$242,055

		$242,055

Total Preferred Stocks (identified cost $6,417,887)		$1,116,488

Miscellaneous — 0.0%(9)

Security	Shares	Value
Cable/Satellite TV — 0.0%(9)
Adelphia, Inc., Escrow Certificate(8)	7,585,000	$132,737
Adelphia, Inc., Escrow Certificate(8)	3,555,000	62,213
Adelphia Recovery Trust(8)	10,758,837	95,538

		$290,488

Gaming — 0.0%(9)
BLB Worldwide Holdings, Inc. Contingent Value Rights, Expires 11/5/17(7)	5,410	$77,093

		$77,093

Total Miscellaneous (identified cost $15,206,557)		$367,581

Warrants — 0.3%

Security	Shares	Value
Energy — 0.0%(9)
SemGroup Corp., Expires 11/30/14(8)	17,240	$120,680

		$120,680

Food/Beverage/Tobacco — 0.0%(9)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(3)(8)	1,610	$201,250

		$201,250

Gaming — 0.3%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(7)(8)	25,351	$2,148,261

		$2,148,261

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(7)(8)	17,588	$0

		$0

Total Warrants (identified cost $172)		$2,470,191

Short-Term Investments — 2.3%

Repurchase Agreements — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value
Morgan Stanley: Dated 1/26/11, with an interest rate of 0.00% collateralized by $5,000,000 Marina District Finance Co., Inc., 9.875%, due 8/15/18 and a market value, including accrued interest, of $5,352,517.(10)	$5,800	$5,800,000

Total Repurchase Agreements (identified cost $5,800,000)		$5,800,000

11

Other Securities — 1.7%

	Interest
Security	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(11)	$14,960	$14,959,632

Total Other Securities (identified cost $14,959,632)		$14,959,632

Total Short-Term Investments (identified cost $20,759,632)		$20,759,632

Total Investments — 98.3% (identified cost $872,920,717)		$880,019,991

Other Assets, Less Liabilities — 1.7%		$14,922,238

Net Assets — 100.0%		$894,942,229

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $341,728,291 or 38.2% of the Portfolio’s net assets.

(4)		Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)		Restricted security.

(8)		Non-income producing security.

(9)		Amount is less than 0.05%.

(10)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $7,052.

Securities Sold Short

	Principal
	Amount
Security	(000’s omitted)	Value
Corporate Bonds & Notes
Marina District Finance Co., Inc., 9.875%, 8/15/18	$(5,000)	$(5,112,500)

Total Securities Sold Short (proceeds $5,059,863)		$(5,112,500)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$877,142,780

Gross unrealized appreciation	$67,268,500
Gross unrealized depreciation	(64,391,289)

Net unrealized appreciation	$2,877,211

12

Restricted Securities

At January 31, 2011, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc. Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$5,410,000		$77,093
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,544	4,544,460		45
GNC Acquisition Holdings, Class A	3/15/07	108,818	544,090		1,403,752
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		242,055
HF Holdings, Inc.	10/27/09	13,600	730,450		154,632
Muzak Holdings LLC, Variable Rate, (PIK), 10.00% Preferred	6/18/10	102,000	1,019,967		160,644
Panolam Holdings Co.	12/30/09	3,117	1,712,791		2,478,358
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,148,261
RathGibson Acquisition Co., LLC	6/14/10	233,000	1,236,540		5,461,520
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0		0

Total Restricted Securities			$17,168,920		$12,127,847

(1)	Less than $0.50.

A summary of open financial instruments at January 31, 2011 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual		Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Appreciation
Bank of America	Amkor Technology, Inc.	Ba3/BB-	$1,150	5.00	%(1)	6/20/15	$110,260
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB-	2,000	5.00	(1)	6/20/15	234,893
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	3,400	5.00	(1)	9/20/15	343,914
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	1,700	5.00	(1)	9/20/15	177,596

							$866,663

Credit Default Swaps — Buy Protection

		Notional	Pay
		Amount	Annual		Termination	Net Unrealized
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate		Date	Depreciation
Deutsche Bank	First Data Corp.	$3,000	$5.00	%(1)	9/20/15	$(275,896)
Goldman Sachs Group, Inc.	First Data Corp.	5,000	5.00	(1)	12/20/15	(506,763)
State Street Bank	First Data Corp.	3,000	5.00	(1)	12/20/15	(164,914)

						$(947,573)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,250,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

13

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is credit risk was $866,663 and $947,573, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$56,663,430	$—	$56,663,430
Corporate Bonds & Notes	—	744,252,943	3,495,188	747,748,131
Convertible Bonds	—	903,669	—	903,669
Common Stocks	26,920,987	69,130	9,587,193	36,577,310
Convertible Preferred Stocks	13,413,559	—	—	13,413,559
Preferred Stocks	713,744	160,644	242,100	1,116,488
Miscellaneous	—	367,581	—	367,581
Warrants	—	321,930	2,148,261	2,470,191
Short-Term — Repurchase Agreements	—	5,800,000	—	5,800,000
Short-Term — Other Securities	—	14,959,632	—	14,959,632

Total Investments	$41,048,290	$823,498,959	$15,472,742	$880,019,991

Credit Default Swaps	$—	$866,663	$—	$866,663

Total	$41,048,290	$824,365,622	$15,472,742	$880,886,654

Liability Description

Credit Default Swaps	$—	$(947,573)	$—	$(947,573)
Securities Sold Short	—	(5,112,500)	—	(5,112,500)

Total	$—	$(6,060,073)	$—	$(6,060,073)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments
	Bonds & Notes	Common Stocks	Preferred Stocks	in Warrants	Total
Balance as of October 31, 2010	$3,440,236	$9,587,193	$242,100	$2,148,261	$15,417,790
Realized gains (losses)	—	—	—	—	—
Change in net unrealized	54,952	—	—	—	54,952
appreciation (depreciation)
Cost of purchases	—	—	—	—	—
Proceeds from sales	—	—	—	—	—
Accrued discount (premium)	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—
Transfers from level 3	—	—	—	—	—

Balance as of January 31, 2011	$3,495,188	$9,587,193	$242,100	$2,148,261	$15,472,742

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$54,952	$—	$—	$—	$54,952

14

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio purchases a security from a counterparty in exchange for cash that is coupled with an agreement to resell such security to the counterparty at a specified date and price. At the time the Portfolio enters into a repurchase agreement, it typically receives collateral with a value that equals or exceeds the repurchase price. The value of the collateral will be marked to market daily and, except in the case of a repurchase agreement entered to settle a short sale, the value of such collateral will at least equal 90% of such repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into to settle a short sale may provide that the value of collateral received by the Portfolio is less than the repurchase price. In such a case, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty to the repurchase agreement. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as interest expense.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

15

Eaton Vance International Equity Fund as of January 31, 2011 (Unaudited)

Eaton Vance International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $20,070,730 and the Fund owned 65.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Equity Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Automobiles — 5.7%
Bayerische Motoren Werke AG	9,000	$690,724
Fiat SpA	15,300	148,472
Honda Motor Co., Ltd. ADR	10,000	435,400
Nissan Motor Co., Ltd.	48,000	485,641

		$1,760,237

Beverages — 2.6%
Anheuser-Busch InBev NV ADR	4,700	$259,957
Central European Distribution Corp.(1)	11,000	252,340
Fomento Economico Mexicano SA de CV ADR	5,300	281,271

		$793,568

Capital Markets — 1.8%
3i Group PLC	40,000	$198,338
UBS AG(1)	19,400	347,345

		$545,683

Chemicals — 4.3%
Agrium, Inc.	7,200	$636,408
BASF SE	9,000	692,856

		$1,329,264

Commercial Banks — 12.4%
Banco Bradesco SA ADR	15,300	$289,476
Barclays PLC	73,000	341,893
BNP Paribas	8,200	612,036
BOC Hong Kong Holdings, Ltd.	131,000	423,579
DBS Group Holdings, Ltd. ADR	17,700	832,785
HSBC Holdings PLC	30,000	327,092
Industrial & Commercial Bank of China, Ltd., Class H	418,000	312,836
Resona Holdings, Inc.	36,000	185,832
Societe Generale	7,600	490,907

		$3,816,436

Communications Equipment — 0.6%
AAC Acoustic Technologies Holdings, Inc.	64,000	$174,737

		$174,737

Diversified Financial Services — 1.4%
ORIX Corp.	4,500	$444,675

		$444,675

Diversified Telecommunication Services — 3.4%
BT Group PLC	193,500	$544,756
Koninklijke KPN NV	31,000	487,881

		$1,032,637

Electric Utilities — 0.8%
Hongkong Electric Holdings, Ltd.	40,000	$252,929

		$252,929

Electrical Equipment — 1.1%
ABB, Ltd. ADR(1)	14,200	$336,114

		$336,114

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.4%
FUJIFILM Holdings Corp.	24,300	$879,516
Hon Hai Precision Industry Co., Ltd.	41,160	175,605

		$1,055,121

Energy Equipment & Services — 2.5%
OAO TMK GDR(1)	22,800	$458,740
Precision Drilling Corp.(1)	30,400	319,504

		$778,244

Food Products — 3.0%
Nestle SA ADR	17,000	$921,740

		$921,740

Hotels, Restaurants & Leisure — 1.7%
Carnival PLC	5,100	$232,357
InterContinental Hotels Group PLC	14,400	303,675

		$536,032

Household Durables — 1.0%
Sony Corp.	9,000	$309,703

		$309,703

Household Products — 1.2%
Henkel AG & Co. KGaA	7,000	$360,309

		$360,309

Industrial Conglomerates — 7.5%
Cookson Group PLC(1)	50,000	$531,817
Keppel Corp., Ltd. ADR	70,200	1,290,978
Siemens AG ADR	3,800	487,958

		$2,310,753

Insurance — 0.9%
Zurich Financial Services AG	1,000	$273,416

		$273,416

Machinery — 3.5%
Atlas Copco AB	11,000	$239,358
Fiat Industrial SpA(1)	12,800	173,236
Volvo AB(1)	38,900	674,253

		$1,086,847

Media — 1.5%
Focus Media Holding, Ltd. ADR(1)	18,000	$448,380

		$448,380

Metals & Mining — 7.3%
Anglo American PLC ADR	19,663	$483,120
BHP Billiton PLC ADR	5,000	383,550
Thompson Creek Metals Co., Inc.(1)	35,100	475,254
Vale SA ADR	29,000	898,420

		$2,240,344

Office Electronics — 2.0%
Canon, Inc.	12,200	$600,529

		$600,529

Oil, Gas & Consumable Fuels — 9.3%
Afren PLC(1)	70,000	$162,679
CNOOC, Ltd.	173,000	385,537
HRT Participacoes em Petroleo SA(1)	350	381,715
Petroleo Brasileiro SA ADR	10,300	342,475
Rosneft Oil Co. GDR	63,300	541,510

2

Security	Shares	Value
Statoil ASA ADR	13,191	$322,124
Total SA ADR	12,200	716,994

		$2,853,034

Pharmaceuticals — 7.9%
AstraZeneca PLC ADR	8,600	$420,540
Genomma Lab Internacional SA de CV(1)	90,000	228,134
GlaxoSmithKline PLC ADR	11,200	406,896
Novartis AG ADR	15,000	837,900
Novo Nordisk A/S, Class B	1,800	202,662
Sanofi-Aventis	4,800	328,045

		$2,424,177

Real Estate Management & Development — 1.6%
Brasil Brokers Participacoes SA	32,400	$157,437
Raven Russia, Ltd.	324,251	345,402

		$502,839

Semiconductors & Semiconductor Equipment — 0.6%
Infineon Technologies AG(1)	16,000	$169,492

		$169,492

Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SA	1,000	$156,048

		$156,048

Tobacco — 3.1%
British American Tobacco PLC ADR	12,800	$948,736

		$948,736

Trading Companies & Distributors — 2.8%
Mitsubishi Corp.	9,000	$251,252
Mitsui & Co., Ltd.	36,000	607,664

		$858,916

Wireless Telecommunication Services — 3.1%
Turkcell Iletisim Hizmetleri AS ADR	32,000	$494,720
Vodafone Group PLC ADR	16,600	470,776

		$965,496

Total Common Stocks (identified cost $24,692,968)		$30,286,436

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(2)	$729	$728,847

Total Short-Term Investments (identified cost $728,847)		$728,847

Total Investments — 100.9% (identified cost $25,421,815)		$31,015,283

Other Assets, Less Liabilities — (0.9)%		$(268,141)

Net Assets — 100.0%		$30,747,142

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $93.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	18.7%	$5,756,225
Japan	13.7	4,200,212
Switzerland	8.8	2,716,515
Germany	7.8	2,401,339
France	7.5	2,304,030
Singapore	6.9	2,123,763
Brazil	6.7	2,069,523
Canada	4.7	1,431,166
Russia	4.4	1,345,652
China	3.7	1,146,753
Sweden	3.0	913,611
Hong Kong	2.8	851,245
United States	2.4	728,847
Mexico	1.7	509,405
Turkey	1.6	494,720
Netherlands	1.6	487,881
Norway	1.0	322,124
Italy	1.0	321,708
Belgium	0.8	259,957
Poland	0.8	252,340
Denmark	0.7	202,662
Taiwan	0.6	175,605

Total Investments	100.9%	$31,015,283

The Portfolio did not have any financial instruments outstanding at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,533,864

Gross unrealized appreciation	$5,802,666
Gross unrealized depreciation	(321,247)

Net unrealized appreciation	$5,481,419

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$883,780	$2,326,620		$—	$3,210,400
Consumer Staples	2,664,044	360,309		—	3,024,353
Energy	2,082,812	1,548,466		—	3,631,278
Financials	1,625,100	3,957,949		—	5,583,049
Health Care	1,893,470	530,707		—	2,424,177
Industrials	2,288,286	2,304,344		—	4,592,630
Information Technology	—	1,999,879		—	1,999,879
Materials	2,876,752	692,856		—	3,569,608
Telecommunication Services	965,496	1,032,637		—	1,998,133
Utilities	252,929	—		—	252,929

Total Common Stocks	$15,532,669	$14,753,767	*	$—	$30,286,436

Short-Term Investments	—	728,847		—	728,847

Total Investments	$15,532,669	$15,482,614		$—	$31,015,283

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On March 14, 2011 the Board of Trustees of Eaton Vance Mutual Funds Trust approved the liquidation and termination of the Fund. Effective after the close of business on April 21, 2011, shares of the Fund will no longer be available for purchase or exchange, subject to limited exceptions. The Fund is expected to be liquidated on or about April 27, 2011.

5

Eaton Vance International Multi-Market Local Income Fund as of January 31, 2011 (Unaudited)

Eaton Vance International Multi-Market Local Income Fund (formerly, Eaton Vance International Income Fund) (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $9,355,904 and the Fund owned 5.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Effective March 1, 2011, the name of the Fund was changed from Eaton Vance International Income Fund.

International Income Portfolio	as of January 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 29.8%

	Principal
Security	Amount		Value
Australia — 3.2%
Commonwealth of Australia, 5.75%, 6/15/11	AUD	5,077,000	$5,077,526
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	151,631
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	156,662

Total Australia			$5,385,819

Brazil — 2.5%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	292,196	$172,492
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,890,000	4,053,575

Total Brazil			$4,226,067

Canada — 1.4%
Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$134,978
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	881,000	914,521
Canada Housing Trust, 3.75%, 3/15/20	CAD	665,000	675,878
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	220,892
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	499,131

Total Canada			$2,445,400

Chile — 1.9%
Government of Chile, 2.10%, 9/1/15(1)	CLP	42,954,020	$86,580
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	80,155
Government of Chile, 6.00%, 3/1/18	CLP	1,570,000,000	3,117,363

Total Chile			$3,284,098

Colombia — 2.6%
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	8,245,000,000	$4,517,446

Total Colombia			$4,517,446

Congo — 0.0%(3)
Republic of Congo, 3.00%, 6/30/29	USD	64,600	$39,083

Total Congo			$39,083

Costa Rica — 0.7%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	444,792,391	$673,472
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	246,569,695	443,979

Total Costa Rica			$1,117,451

Czech Republic — 0.8%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,388,717

Total Czech Republic			$1,388,717

Denmark — 2.8%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$42,262
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	198,426
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,173,411
Kingdom of Denmark, 6.00%, 11/15/11	DKK	10,960,000	2,088,378
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	201,347

Total Denmark			$4,703,824

1

	Principal
Security	Amount		Value
Dominican Republic — 0.9%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	58,300,000	$1,622,522

Total Dominican Republic			$1,622,522

Georgia — 0.1%
Republic of Georgia, 7.50%, 4/15/13	USD	115,000	$120,463

Total Georgia			$120,463

Israel — 0.2%
Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	333,191	$97,640
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	879,500	277,810

Total Israel			$375,450

Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$245,334

Total Macedonia			$245,334

Malaysia — 2.0%
Malaysian Government, 3.756%, 4/28/11	MYR	10,495,000	$3,439,899

Total Malaysia			$3,439,899

Netherlands — 0.7%
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$515,666
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	308,452
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	305,631

Total Netherlands			$1,129,749

Peru — 1.8%
Republic of Peru, 9.91%, 5/5/15	PEN	7,200,000	$3,121,213

Total Peru			$3,121,213

Philippines — 1.4%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,416,094

Total Philippines			$2,416,094

Poland — 0.2%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,078,783	$383,904

Total Poland			$383,904

Slovakia — 2.1%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	2,600,000	$3,504,550

Total Slovakia			$3,504,550

South Africa — 0.5%
Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$908,725

Total South Africa			$908,725

Sweden — 0.6%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$881,057
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	68,804

Total Sweden			$949,861

2

	Principal
Security	Amount		Value
Taiwan — 2.0%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,340,422

Total Taiwan			$3,340,422

United Kingdom — 1.1%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$367,208
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	495,239
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	537,588
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	469,496

Total United Kingdom			$1,869,531

Uruguay — 0.2%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,432,636	$311,222

Total Uruguay			$311,222

Total Foreign Government Bonds (identified cost $48,840,744)			$50,846,844

Collateralized Mortgage Obligations — 2.8%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$541,207	$575,871
Federal National Mortgage Association: Series 1991-139, Class PN,
7.50%, 10/25/21	723,158	823,036
Series 2001-31, Class ZA,
6.00%, 7/25/31	1,927,892	2,125,417
Series 2009-62, Class WA,
5.55%, 8/25/39(5)	1,181,062	1,287,202

Total Collateralized Mortgage Obligations (identified cost $4,626,970)		$4,811,526

Mortgage Pass-Throughs — 10.4%

	Principal
Security	Amount	Value
Federal National Mortgage Association:
2.904%, with maturity at 2035(6)(7)	$1,686,329	$1,766,265
4.447%, with maturity at 2035(6)	1,822,875	1,972,693
6.00%, with maturity at 2019	257,189	280,450
6.50%, with various maturities to 2036(7)	4,103,187	4,566,641
7.00%, with various maturities to 2033	2,075,143	2,356,687
7.50%, with maturity at 2035	721,550	837,403
8.50%, with maturity at 2032	667,513	802,614

		$12,582,753

Government National Mortgage Association:
7.00%, with various maturities to 2035	$2,486,186	$2,853,010
8.00%, with maturity at 2016	782,628	833,726
9.00%, with various maturities to 2024	1,303,775	1,539,606

		$5,226,342

Total Mortgage Pass-Throughs (identified cost $16,992,878)		$17,809,095

3

Precious Metals — 3.7%

	Troy
Description	Ounces	Value
Gold	1,947	$2,591,805
Silver	135,008	3,785,461

Total Precious Metals (identified cost $4,769,946)		$6,377,266

Short-Term Investments — 50.9%

Foreign Government Securities — 43.7%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.2%
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	3,462	$1,981,102

Total Brazil			$1,981,102

Canada — 0.7%
Canada Housing Trust, 4.05%, 3/15/11(2)	CAD	1,120	$1,122,539

Total Canada			$1,122,539

Croatia — 5.0%
Croatia Treasury Bill, 0.00%, 3/31/11	EUR	250	$341,528
Croatia Treasury Bill, 0.00%, 3/31/11	HRK	9,100	1,673,873
Croatia Treasury Bill, 0.00%, 4/7/11	EUR	300	409,698
Croatia Treasury Bill, 0.00%, 7/7/11	EUR	4,554	6,185,167

Total Croatia			$8,610,266

Czech Republic — 2.3%
Czech Republic Government Bond, 4.10%, 4/11/11	CZK	67,840	$3,855,930

Total Czech Republic			$3,855,930

Egypt — 1.8%
Egypt Treasury Bill, 0.00%, 6/14/11(8)	EGP	225	$36,111
Egypt Treasury Bill, 0.00%, 6/28/11(8)	EGP	575	91,839
Egypt Treasury Bill, 0.00%, 7/12/11(8)	EGP	550	87,439
Egypt Treasury Bill, 0.00%, 8/9/11(8)	EGP	1,725	271,699
Egypt Treasury Bill, 0.00%, 11/8/11(8)	EGP	16,700	2,553,620

Total Egypt			$3,040,708

Georgia — 1.2%
Bank of Georgia Promissory Note, 11.00%, 6/3/11(9)	GEL	1,807	$1,002,831
Bank of Georgia Promissory Note, 7.00%, 6/20/11(9)	AZN	804	1,009,102

Total Georgia			$2,011,933

Hong Kong — 3.0%
Hong Kong Treasury Bill, 0.00%, 2/9/11	HKD	20,000	$2,565,190
Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	20,000	2,564,092

Total Hong Kong			$5,129,282

Hungary — 2.0%
Hungary Government Bond, 6.75%, 4/22/11	HUF	670,000	$3,369,305

Total Hungary			$3,369,305

4

	Principal
	Amount
Security	(000’s omitted)		Value
Iceland — 0.0%(3)
Iceland Treasury Bill, 0.00%, 2/15/11	ISK	890	$6,516
Iceland Treasury Bill, 0.00%, 3/15/11	ISK	2,822	20,594
Iceland Treasury Bill, 0.00%, 4/15/11	ISK	2,005	14,602

Total Iceland			$41,712

Israel — 4.6%
Israel Treasury Bill, 0.00%, 4/6/11	ILS	12,520	$3,362,403
Israel Treasury Bill, 0.00%, 6/1/11	ILS	4,760	1,273,226
Israel Treasury Bill, 0.00%, 8/3/11	ILS	1,364	363,194
Israel Treasury Bill, 0.00%, 11/2/11	ILS	190	50,233
Israel Treasury Bill, 0.00%, 1/4/12	ILS	10,598	2,791,011

Total Israel			$7,840,067

Kazakhstan — 1.8%
Kazakhstan National Bank, 0.00%, 3/18/11	KZT	358,182	$2,435,023
Kazakhstan National Bank, 0.00%, 4/15/11	KZT	92,009	624,965

Total Kazakhstan			$3,059,988

Lebanon — 1.8%
Lebanon Treasury Bill, 0.00%, 2/3/11	LBP	142,490	$94,932
Lebanon Treasury Bill, 0.00%, 2/17/11	LBP	402,930	268,052
Lebanon Treasury Bill, 0.00%, 4/14/11	LBP	383,760	253,724
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	243,200	159,308
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	550,710	367,148
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	54,000	35,181
Lebanon Treasury Bill, 0.00%, 8/25/11	LBP	2,787,000	1,812,377
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	76,270	49,410

Total Lebanon			$3,040,132

Mauritius — 1.0%
Mauritius Treasury Bill, 0.00%, 6/24/11	MUR	51,700	$1,724,674

Total Mauritius			$1,724,674

Mexico — 3.1%
Mexico Treasury Bill, 0.00%, 2/24/11	MXN	60,500	$4,972,111
Mexico Treasury Bill, 0.00%, 3/10/11	MXN	3,959	324,856

Total Mexico			$5,296,967

Philippines — 0.4%
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	35,000	$772,779

Total Philippines			$772,779

Romania — 1.0%
Romania Treasury Bill, 0.00%, 2/23/11	RON	5,250	$1,682,109

Total Romania			$1,682,109

Serbia — 0.8%
Serbia Treasury Bill, 0.00%, 11/29/11	RSD	125,000	$1,457,728

Total Serbia			$1,457,728

South Korea — 2.9%
Korea Monetary Stabilization Bond, 3.20%, 2/23/11	KRW	111,010	$99,027
Korea Monetary Stabilization Bond, 3.40%, 3/24/11	KRW	3,053,620	2,725,339

5

	Principal
	Amount
Security	(000’s omitted)		Value
Korea Monetary Stabilization Bond, 0.00%, 4/26/11	KRW	1,198,130	$1,061,317
Korea Monetary Stabilization Bond, 4.64%, 10/4/11	KRW	1,274,090	1,147,447

Total South Korea			$5,033,130

Sri Lanka — 0.6%
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	8,460	$75,482
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	7,320	65,223
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	5,000	44,253
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	40,600	359,330
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	34,640	302,023
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	17,160	149,006
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	8,120	69,647

Total Sri Lanka			$1,064,964

Switzerland — 3.1%
Switzerland National Bank, 0.00%, 3/14/11	CHF	1,000	$1,059,163
Switzerland National Bank, 0.00%, 4/4/11	CHF	4,000	4,236,187

Total Switzerland			$5,295,350

Thailand — 0.9%
Thailand Government Bond, 5.38%, 11/30/11	THB	47,243	$1,565,354

Total Thailand			$1,565,354

Turkey — 2.7%
Turkey Government Bond, 0.00%, 2/2/11	TRY	7,356	$4,584,437

Total Turkey			$4,584,437

Uganda — 0.9%
Uganda Treasury Bill, 0.00%, 6/30/11	UGX	3,625,000	$1,507,780

Total Uganda			$1,507,780

Uruguay — 0.9%
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	20,800	$1,014,034
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	9,300	447,924

Total Uruguay			$1,461,958

Total Foreign Government Securities (identified cost $72,896,256)			$74,550,194

U.S. Treasury Obligations — 0.6%

	Principal
	Amount
Security	(000s omitted)	Value
United States Treasury Bill, 0.00%, 3/3/11	$1,000	$999,883

Total U.S. Treasury Obligations (identified cost $999,673)		$999,883

6

Other Securities — 6.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(10)	$11,274	$11,274,395

Total Other Securities (identified cost $11,274,395)		$11,274,395

Total Short-Term Investments (identified cost $85,170,324)		$86,824,472

Total Investments — 97.6% (identified cost $160,400,862)		$166,669,203

Other Assets, Less Liabilities — 2.4%		$4,068,008

Net Assets — 100.0%		$170,737,211

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

AZN	-	Azerbaijani Manat

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DKK	-	Danish Krone

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

HRK	-	Croatian Kuna

HUF	-	Hungarian Forint

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

THB	-	Thailand Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UGX	-	Uganda Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $2,257,952 or 1.3% of the Portfolio’s net assets.

(3)		Amount is less than 0.05%.

(4)		Security represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)		Weighted average fixed-rate coupon that changes/updates monthly.

(6)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2011.

(7)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(8)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $7,591.

7

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2011 were $9,131,746 or 5.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/14/11	Euro 19,572,534	United States Dollar 25,381,858	Citigroup Global Markets	$(1,411,688)
2/23/11	Euro 1,197,183	United States Dollar 1,667,098	JPMorgan Chase Bank	28,423
2/24/11	Euro 300,000	United States Dollar 402,600	HSBC Bank USA	(8,027)
3/18/11	Sri Lankan Rupee 8,460,000	United States Dollar 69,515	HSBC Bank USA	(6,452)
3/25/11	Sri Lankan Rupee 7,320,000	United States Dollar 60,471	Standard Chartered Bank	(5,247)
3/31/11	Euro 250,000	United States Dollar 337,200	HSBC Bank USA	(4,846)
4/6/11	Israeli Shekel 1,380,000	United States Dollar 370,739	Barclays Bank PLC	(1,097)
4/6/11	Israeli Shekel 1,378,000	United States Dollar 370,132	Citigroup Global Markets	(1,165)
4/6/11	Israeli Shekel 2,835,000	United States Dollar 728,230	Citigroup Global Markets	(35,649)
4/6/11	Israeli Shekel 2,758,000	United States Dollar 741,199	Deutsche Bank	(1,933)
4/6/11	Israeli Shekel 4,169,000	United States Dollar 1,071,447	Deutsche Bank	(51,873)
4/7/11	Euro 300,000	United States Dollar 401,961	HSBC Bank USA	(8,458)
4/25/11	Singapore Dollar 1,214,416	United States Dollar 946,544	State Street Corporation	(2,837)
4/29/11	Sri Lankan Rupee 5,000,000	United States Dollar 41,771	Standard Chartered Bank	(3,058)
7/7/11	Euro 4,554,000	United States Dollar 5,732,029	Deutsche Bank	(489,388)
1/27/12	Euro 2,600,000	United States Dollar 3,205,800	Deutsche Bank	(331,139)

				$(2,334,434)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/7/11	Kenyan Shilling 119,970,000	United States Dollar 1,477,418	Citigroup Global Markets	$2,779
2/7/11	Qatari Riyal 12,290,063	United States Dollar 3,375,927	Deutsche Bank	(800)
2/7/11	Zambian Kwacha 180,600,000	United States Dollar 37,312	Standard Bank	(1)
2/10/11	Indian Rupee 103,720,000	United States Dollar 2,277,058	Barclays Bank PLC	(21,785)

8

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/10/11	Kuwaiti Dinar 450,000	United States Dollar 1,599,943	Barclays Bank PLC	$6,667
2/14/11	Russian Ruble 53,270,000	United States Dollar 1,739,826	HSBC Bank USA	46,182
2/22/11	Indian Rupee 25,170,000	United States Dollar 549,323	Standard Chartered Bank	(3,455)
2/28/11	Ghanaian Cedi 2,205,000	United States Dollar 1,413,462	Citigroup Global Markets	(12,953)
2/28/11	Indian Rupee 93,880,000	United States Dollar 2,046,654	Standard Bank	(13,299)
2/28/11	Ukrainian Hryvnia 12,255,000	United States Dollar 1,531,875	Barclays Bank PLC	(10,864)
2/28/11	Zambian Kwacha 7,739,950,000	United States Dollar 1,580,452	Standard Chartered Bank	18,097
3/18/11	Swedish Krona 1,333,288	Euro 148,347	Standard Chartered Bank	3,360
4/6/11	Indonesian Rupiah 547,200,000	United States Dollar 60,814	Barclays Bank PLC	(1,116)
4/6/11	Indonesian Rupiah 668,800,000	United States Dollar 74,319	Credit Suisse	(1,356)
4/6/11	Indonesian Rupiah 668,800,000	United States Dollar 74,328	Deutsche Bank	(1,364)
4/6/11	Indonesian Rupiah 547,200,000	United States Dollar 60,800	Standard Chartered Bank	(1,103)
4/6/11	Polish Zloty 12,868,744	Euro 3,277,659	Goldman Sachs, Inc.	(25,737)
4/11/11	Malaysian Ringgit 1,764,000	United States Dollar 571,762	Credit Suisse	3,604
4/13/11	Polish Zloty 1,050,000	Euro 267,721	Bank of America	(2,669)
4/19/11	Indonesian Rupiah 3,365,370,000	United States Dollar 365,602	Credit Suisse	572
4/25/11	Singapore Dollar 5,450,260	United States Dollar 4,235,844	Goldman Sachs, Inc.	24,946
4/26/11	New Zealand Dollar 4,566,000	United States Dollar 3,426,326	Goldman Sachs, Inc.	74,342
4/27/11	Indonesian Rupiah 13,993,500,000	United States Dollar 1,522,356	Credit Suisse	(2,253)
4/27/11	Indonesian Rupiah 13,993,500,000	United States Dollar 1,522,853	Standard Bank	(2,750)
5/16/11	Moroccan Dirham 13,584,422	United States Dollar 1,630,196	Citigroup Global Markets	(4,124)
6/3/11	Swedish Krona 21,620,000	Euro 2,352,072	HSBC Bank USA	119,727
6/3/11	Swedish Krona 7,380,000	Euro 808,117	JPMorgan Chase Bank	33,712
6/13/11	British Pound Sterling 1,210,908	Euro 1,445,513	Citigroup Global Markets	(38,265)
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	Citigroup Global Markets	1,324
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	HSBC Bank USA	3,033
8/2/11	Canadian Dollar 1,216,567	United States Dollar 1,213,896	JPMorgan Chase Bank	(4,104)
12/8/11	Russian Ruble 43,630,000	United States Dollar 1,352,135	HSBC Bank USA	61,145
12/20/11	Norwegian Krone 29,404,281	Euro 3,667,165	HSBC Bank USA	6,901

9

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	Barclays Bank PLC	$(1,611)
6/7/12	Yuan Renminbi 26,100,000	United States Dollar 3,942,598	Barclays Bank PLC	121,221

				$378,003

At January 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $4,078 and a payable of $19,655.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	21 U.S. 5-Year Treasury Note	Short	$(2,488,945)	$(2,486,695)	$2,250
3/11	45 U.S. 10-Year Treasury Note	Short	(5,445,703)	(5,435,859)	9,844
3/11	17 U.S. 30-Year Treasury Bond	Short	(2,064,437)	(2,050,625)	13,812

					$25,906

Interest Rate Swaps

	Notional	Portfolio
	Amount	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Bank of America	ILS 380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(206)
Bank of America	ILS 400	Receive	3-month ILS TELBOR	4.54	1/6/15	(1,150)
Barclays Bank PLC	ILS 178	Receive	3-month ILS TELBOR	5.15	3/5/20	(1,847)
Barclays Bank PLC	ILS 181	Receive	3-month ILS TELBOR	5.16	3/8/20	(1,900)

						$(5,103)

ILS	-	Israeli Shekel

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	(Depreciation)
Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$998
Austria	Barclays Bank PLC	100	1.42		3/20/14	(2,530)
Egypt	Bank of America	100	1.00	(1)	6/20/15	7,114
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	6,330
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	6,068
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	11,671
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	3,505
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	6,298
Lebanon	Barclays Bank PLC	100	1.00	(1)	12/20/14	3,648
Lebanon	Citigroup Global Markets	150	3.30		9/20/14	438
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	7,115
Lebanon	Citigroup Global Markets	100	1.00	(1)	3/20/15	5,041
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	4,407
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	4,373
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	4,824
Malaysia	Bank of America	100	0.83		12/20/14	(882)
Malaysia	Barclays Bank PLC	200	2.40		3/20/14	(12,023)
Malaysia	Barclays Bank PLC	200	0.82		12/20/14	(1,687)
Malaysia	Citigroup Global Markets	200	2.45		3/20/14	(12,345)
Philippines	Barclays Bank PLC	300	1.70		12/20/14	(7,374)
Philippines	Barclays Bank PLC	200	1.84		12/20/14	(6,005)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,041)
Philippines	Barclays Bank PLC	72	1.00	(1)	3/20/15	(1,386)
Philippines	Citigroup Global Markets	100	1.84		12/20/14	(3,002)

10

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate*		Date	(Depreciation)
Philippines	Deutsche Bank		$100	1.00	(1)%	3/20/15	$(2,132)
Philippines	JPMorgan Chase Bank		300	1.69		12/20/14	(7,258)
Philippines	JPMorgan Chase Bank		71	1.00	(1)	3/20/15	(1,366)
Russia	Citigroup Global Markets		100	1.00	(1)	6/20/15	275
Russia	Credit Suisse		100	1.00	(1)	3/20/15	188
Russia	Credit Suisse		100	1.00	(1)	6/20/15	350
Russia	Deutsche Bank		100	1.00	(1)	6/20/15	350
South Africa	Bank of America		200	1.00	(1)	12/20/19	852
South Africa	Barclays Bank PLC		200	1.00	(1)	12/20/19	(434)
South Africa	Citigroup Global Markets		100	1.00	(1)	12/20/19	(869)
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	(147)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(1,101)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	790
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	649
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(906)
Spain	Barclays Bank PLC		100	1.00	(1)	3/20/20	9,503
Spain	Citigroup Global Markets		200	1.00	(1)	3/20/20	10,887
Spain	Citigroup Global Markets		100	1.00	(1)	3/20/20	8,096
Spain	Deutsche Bank		200	1.00	(1)	3/20/20	10,887
Spain	Deutsche Bank		100	1.00	(1)	3/20/20	8,235
Thailand	Barclays Bank PLC		200	0.97		9/20/19	6,782
Thailand	Citigroup Global Markets		200	0.86		12/20/14	1,702
Thailand	Citigroup Global Markets		100	0.95		9/20/19	3,541
Thailand	JPMorgan Chase Bank		100	0.87		12/20/14	812
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	(296)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	20,218
Banco de Sabadell, S.A.	JPMorgan Chase Bank		70	3.00	(1)	3/20/15	11,225
Citibank Corp.	Bank of America		420	1.00	(1)	9/20/20	(8,718)
Citibank Corp.	JPMorgan Chase Bank		420	1.00	(1)	9/20/20	(10,215)
Erste Group Bank AG	Barclays Bank PLC		70	1.00	(1)	3/20/15	878
ING Verzekeringen N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	2,514
Rabobank Nederland N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	199
Raiffeisen Zentralbank	Barclays Bank PLC		70	1.00	(1)	3/20/15	438
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	300	1.00	(1)	12/20/15	18,142

							$105,626

*		The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)		Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates, and/or as a substitute for the purchase or sale of securities or currencies.

11

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance return, to change the overall duration of the portfolio or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$189,343	$(83,717)

		$189,343	$(83,717)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$560,113	$(2,532,121)

		$560,113	$(2,532,121)

Interest Rate	Futures Contracts*	$25,906	$—
Interest Rate	Interest Rate Swaps	—	(5,103)

		$25,906	$(5,103)

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$160,971,908

Gross unrealized appreciation	$7,063,301
Gross unrealized depreciation	(1,366,006)

Net unrealized appreciation	$5,697,295

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$50,846,844	$—	$50,846,844
Collateralized Mortgage Obligations	—	4,811,526	—	4,811,526
Mortgage Pass-Throughs	—	17,809,095	—	17,809,095
Precious Metals	6,377,266	—	—	6,377,266
Short-Term – Foreign Government Securities	—	71,509,486	3,040,708	74,550,194
Short-Term – U.S. Treasury Obligations	—	999,883	—	999,883
Short-Term – Other Securities	—	11,274,395	—	11,274,395

Total Investments	$6,377,266	$157,251,229	$3,040,708	$166,669,203

Forward Foreign Currency Exchange Contracts	$—	$560,113	$—	$560,113
Swap Contracts	—	189,343	—	189,343
Futures Contracts	25,906	—	—	25,906

Total	$6,403,172	$158,000,685	$3,040,708	$167,444,565

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,532,121)	$—	$(2,532,121)
Swap Contracts	—	(88,820)	—	(88,820)

Total	$—	$(2,620,941)	$—	$(2,620,941)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Short-Term Foreign
Government Securities
Balance as of October 31, 2010	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(159,398)
Cost of purchases	2,772,758
Proceeds from sales	—
Accrued discount (premium)	61,665
Transfers to Level 3*	365,683
Transfers from Level 3	—

Balance as of January 31, 2011	$3,040,708

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	(159,398)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to the effects of the market closure in Egypt.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance Low Duration Fund as of January 31, 2011 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2011, the Fund owned 96.1% of Investment Portfolio’s outstanding interests, 0.6% of Floating Rate Portfolio’s outstanding interests and 0.6% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Investment Portfolio (identified cost, $471,546,770)	$487,655,247	89.3%

Floating Rate Portfolio (identified cost, $47,340,164)	$51,683,589	9.5%

Government Obligations Portfolio (identified cost, $6,005,689)	$6,852,142	1.3%

Total Investments in Affiliated Portfolios (identified cost $524,892,623)	$546,190,978	100.1%

Other Assets, Less Liabilities	$(354,500)	(0.1)%

Net Assets	$545,836,478	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2011 and October 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Investment Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio and Government Obligations Portfolio at January 31, 2011 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Investment Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 49.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.475%, with maturity at 2020(1)	$1,076	$1,106,736
2.623%, with maturity at 2023(1)	2,460	2,550,500
2.904%, with various maturities to 2037(1)	2,853	2,972,505
2.913%, with various maturities to 2022(1)	4,770	4,906,291
3.017%, with maturity at 2035(1)	7,605	7,891,790
3.108%, with maturity at 2035(1)	5,503	5,733,060
3.239%, with maturity at 2034(1)	2,784	2,917,568
3.614%, with maturity at 2032(1)	2,231	2,319,025
3.657%, with maturity at 2029(1)	1,570	1,617,768
3.758%, with maturity at 2022(1)	535	557,431
3.816%, with maturity at 2025(1)	2,034	2,158,116
3.856%, with maturity at 2034(1)	1,144	1,238,396
4.173%, with maturity at 2037(1)	2,757	2,969,795
4.353%, with maturity at 2030(1)	2,140	2,315,610
4.50%, with maturity at 2018	5,474	5,774,704
4.709%, with maturity at 2033(1)	7,356	7,960,551
5.00%, with various maturities to 2018	9,010	9,658,175
5.425%, with maturity at 2032(1)	1,028	1,088,708
5.50%, with various maturities to 2018	5,455	5,883,423
6.00%, with various maturities to 2035	12,018	13,246,826
6.50%, with various maturities to 2030	894	990,516
7.00%, with various maturities to 2035	2,506	2,853,249
7.50%, with various maturities to 2017	1,489	1,595,085
8.00%, with various maturities to 2025	484	544,528
9.25%, with maturity at 2017	7	7,424

		$90,857,780

Federal National Mortgage Association:
2.454%, with maturity at 2031(1)	$5,517	$5,733,774
2.763%, with maturity at 2019(1)	2,800	2,901,147
2.821%, with various maturities to 2037(1)	2,122	2,208,618
2.862%, with maturity at 2020(1)	946	964,489
2.904%, with various maturities to 2035(1)	6,402	6,703,287
2.913%, with maturity at 2032(1)	2,927	3,056,910
2.923%, with maturity at 2031(1)	7,802	8,031,801
2.924%, with maturity at 2018(1)	632	643,098
3.121%, with maturity at 2037(1)	6,620	6,961,562
3.129%, with maturity at 2018(1)	89	91,506
3.193%, with maturity at 2040(1)	1,907	2,004,613
3.261%, with maturity at 2036(1)	729	764,868
3.323%, with maturity at 2029(1)	568	586,521
3.375%, with maturity at 2018(1)	73	74,942
3.578%, with maturity at 2030(1)	1,284	1,333,446
3.66%, with maturity at 2036(1)	2,649	2,752,378
3.69%, with maturity at 2034(1)	8,259	8,867,392
3.797%, with maturity at 2030(1)	1,816	1,935,433
3.799%, with maturity at 2030(1)	4,741	4,973,761
3.855%, with maturity at 2035(1)	3,587	3,862,641
3.923%, with maturity at 2034(1)	5,420	5,839,606
4.004%, with maturity at 2021(1)	1,166	1,224,657
4.025%, with maturity at 2036(1)	722	751,996
4.103%, with maturity at 2033(1)	1,908	2,065,172
4.106%, with various maturities to 2021(1)	3,268	3,408,587
4.447%, with various maturities to 2036(1)	6,821	7,381,320

1

	Principal
	Amount
Security	(000’s omitted)	Value
4.50%, with various maturities to 2018	$15,526	$16,413,827
4.596%, with maturity at 2035(1)	4,852	5,250,517
4.612%, with maturity at 2029(1)	4,320	4,675,456
4.803%, with maturity at 2034(1)	2,393	2,588,965
4.902%, with maturity at 2034(1)	5,577	6,034,844
5.00%, with various maturities to 2019(2)	20,679	22,146,256
5.50%, with various maturities to 2020	3,082	3,323,257
6.00%, with various maturities to 2031	3,564	3,903,233
6.323%, with maturity at 2032(1)	796	861,532
6.50%, with various maturities to 2019	1,355	1,439,165
7.00%, with various maturities to 2033	5,575	6,305,986
8.00%, with maturity at 2023	187	218,154
9.434%, with maturity at 2018(3)	455	521,758
9.50%, with maturity at 2022	727	862,614

		$159,669,089

Government National Mortgage Association:
2.125%, with various maturities to 2027(1)	$1,159	$1,200,243
8.25%, with maturity at 2020	348	403,716
9.00%, with maturity at 2017	360	409,558

		$2,013,517

Total Mortgage Pass-Throughs (identified cost $245,430,163)		$252,540,386

Collateralized Mortgage Obligations — 5.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.221%, 10/15/22(4)	$108	$107,973
Series 2135, Class JZ, 6.00%, 3/15/29	5,488	5,989,016

		$6,096,989

Federal National Mortgage Association:
Series G93-17, Class FA, 1.281%, 4/25/23(4)	$232	$235,912
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,057	1,174,331
Series G97-4, Class FA, 1.081%, 6/17/27(4)	785	796,311
Series 296, (Interest Only), Class 2, 4.367%, 4/1/24(5)	3,254	798,299
Series 1993-203, Class PL, 6.50%, 10/25/23	1,324	1,472,486
Series 1993-250, Class Z, 7.00%, 12/25/23	372	401,879
Series 1994-14, Class F, 3.171%, 10/25/23(4)	1,310	1,348,946
Series 2001-4, Class GA, 9.887%, 4/17/25(3)	236	272,685
Series 2005-68, (Interest Only), Class XI, 2.961%, 8/25/35(5)	16,076	4,087,905
Series 2009-48, Class WA, 5.857%, 7/25/39(3)	2,832	3,096,553
Series 2009-62, Class WA, 5.553%, 8/25/39(3)	3,937	4,290,675

		$17,975,982

Government National Mortgage Association:
Series 2000-30, Class F, 0.811%, 12/16/22(4)	$1,334	$1,345,947

Total Collateralized Mortgage Obligations (identified cost $24,801,534)		$25,418,918

2

Commercial Mortgage-Backed Securities — 7.3%

	Principal
	Amount
Security	(000’s omitted)	Value
BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$3,500	$3,538,577
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	3,796	3,832,914
COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	8,807	8,883,307
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	924	933,667
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	217	218,237
GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	174	175,595
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	736	765,586
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	8,630	8,757,030
LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	143	142,783
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	9,650	9,847,845

Total Commercial Mortgage-Backed Securities (identified cost $37,227,472)		$37,095,541

U.S. Government Agency Obligations — 35.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,609,760
5.77%, 1/5/27	3,000	3,406,425

		$9,016,185

Federal Home Loan Bank:
4.125%, 12/13/19	$25,000	$25,796,550
4.125%, 3/13/20	20,000	20,690,740
4.50%, 9/13/19	25,000	26,448,925
4.625%, 9/11/20	1,735	1,846,389
5.365%, 9/9/24	8,000	8,896,560
5.375%, 9/30/22	10,135	11,486,056
5.375%, 8/15/24	3,500	3,898,146
5.75%, 6/12/26	12,000	13,790,304

		$112,853,670

United States Agency for International Development – Israel:
0.00%, 2/15/18	$5,050	$4,058,635
0.00%, 3/15/18	4,030	3,225,447
0.00%, 5/1/18	5,710	4,539,661
0.00%, 5/1/20	1,100	778,131
0.00%, 3/15/21	20,000	13,404,700
5.50%, 12/4/23	6,775	7,684,191
5.50%, 4/26/24	22,000	24,972,464

		$58,663,229

Total U.S. Government Agency Obligations (identified cost $175,689,781)		$180,533,084

3

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(6)	$7,556	$7,556,070

Total Short-Term Investments (identified cost $7,556,070)		$7,556,070

Total Investments — 99.2% (identified cost $490,705,020)		$503,143,999

Other Assets, Less Liabilities — 0.8%		$4,114,873

Net Assets — 100.0%		$507,258,872

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

COMM	-	Commercial Mortgage Pass-Through Certificate

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I

(1)		Adjustable rate mortgage.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(5)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC, for the fiscal year to date ended January 31, 2011 was $12,187.

A summary of open financial instruments at January 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	300 U.S. 2-Year Treasury Note	Short	$(65,841,027)	$(65,756,250)	$84,777
3/11	500 U.S. 5-Year Treasury Note	Short	(60,007,813)	(59,207,032)	800,781
3/11	500 U.S. 10-Year Treasury Note	Short	(62,289,063)	(60,398,438)	1,890,625
3/11	300 U.S. 30-Year Treasury Bond	Short	(38,118,750)	(36,187,500)	1,931,250
3/11	60 U.S. Ultra Long Treasury Bond	Short	(7,837,500)	(7,389,375)	448,125

					$5,155,558

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $5,155,558.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$492,282,326

Gross unrealized appreciation	$11,645,976
Gross unrealized depreciation	(784,303)

Net unrealized appreciation	$10,861,673

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$252,540,386	$—	$252,540,386
Collateralized Mortgage Obligations	—	25,418,918	—	25,418,918
Commercial Mortgage-Backed Securities	—	37,095,541	—	37,095,541
U.S. Government Agency Obligations	—	180,533,084	—	180,533,084
Short-Term Investments	—	7,556,070	—	7,556,070

Total Investments	$—	$503,143,999	$—	$503,143,999

Futures Contracts	$5,155,558	$—	$—	$5,155,558

Total	$5,155,558	$503,143,999	$—	$508,299,557

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Strategic Income Fund as of January 31, 2011 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2011, the Fund owned 8.6% of Boston Income Portfolio’s outstanding interests, 23.8% of Emerging Markets Local Income Portfolio’s outstanding interests, 8.0% of Floating Rate Portfolio’s outstanding interests, 14.3% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 12.7% of Global Macro Portfolio’s outstanding interests, 85.9% of Global Opportunities Portfolio’s outstanding interests, 17.6% of High Income Opportunities Portfolio’s outstanding interests, 80.8% of International Income Portfolio’s outstanding interests and 0.02% of Investment Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2011 is set forth below.

Eaton Vance Strategic Income Fund	January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 99.8%

Description	Value
Boston Income Portfolio (identified cost, $239,694,631)	$265,928,039
Emerging Markets Local Income Portfolio (identified cost, $123,511,572)	129,974,430
Floating Rate Portfolio (identified cost, $603,451,758)	643,801,310
Global Macro Absolute Return Advantage Portfolio (identified cost, $82,591,090)	82,800,468
Global Macro Portfolio (identified cost, $1,128,229,732)	1,163,658,956
Global Opportunities Portfolio (identified cost, $411,334,004)	414,101,961
High Income Opportunities Portfolio (identified cost, $135,901,030)	157,264,378
International Income Portfolio (identified cost, $134,140,838)	138,030,834
Investment Portfolio (identified cost, $0)	100,240

Total Investments in Affiliated Portfolios (identified cost $2,858,854,655)	$2,995,660,616

Short-Term Investments — 0.3%

	Principal
Description	Amount	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/11	$8,910,106	$8,910,106

Total Short-Term Investments(1) (identified cost $8,910,106)		$8,910,106

Total Investments — 100.1% (identified cost $2,867,764,761)		$3,004,570,722

Other Assets, Less Liabilities — (0.1)%		$(3,330,255)

Net Assets — 100.0%		$3,001,240,467

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Cost for federal income taxes is the same.

The Fund did not have any open financial instruments at January 31, 2011.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in Affiliated Portfolios	$2,995,660,616	$—	$—	$2,995,660,616
Short-Term Investments	—	8,910,106	—	8,910,106

Total Investments	$2,995,660,616	$8,910,106	$—	$3,004,570,722

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Eaton Vance Global Macro Absolute Return Fund as of January 31, 2011 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $7,698,914,392 and the Fund owned 84.3% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio	as of January 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 15.3%

	Principal
Security	Amount		Value
Albania — 0.0%(1)
Republic of Albania, 7.50%, 11/4/15	EUR	1,000,000	$1,303,500

Total Albania			$1,303,500

Bermuda — 0.4%
Government of Bermuda, 5.603%, 7/20/20(2)	USD	38,232,000	$40,073,750

Total Bermuda			$40,073,750

Brazil — 0.1%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(3)	BRL	13,250,188	$7,821,982

Total Brazil			$7,821,982

Chile — 1.9%
Government of Chile, 3.00%, 1/1/15(3)	CLP	28,510,810,125	$59,639,059
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	4,789,232
Government of Chile, 6.00%, 3/1/18	CLP	56,865,000,000	112,910,104

Total Chile			$177,338,395

Colombia — 0.9%
Titulos De Tesoreria B, 9.25%, 8/15/12	COP	38,333,400,000	$21,948,433
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	107,863,000,000	59,098,272

Total Colombia			$81,046,705

Congo — 0.0%(1)
Republic of Congo, 3.00%, 6/30/29	USD	2,802,500	$1,695,512

Total Congo			$1,695,512

Costa Rica — 0.0%(1)
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,323,697,537	$2,004,246
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	147,566,587	265,712

Total Costa Rica			$2,269,958

Dominican Republic — 0.9%
Dominican Republic, 16.00%, 7/10/20(2)	DOP	585,000,000	$16,414,734
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	2,439,100,000	67,881,549

Total Dominican Republic			$84,296,283

Georgia — 0.1%
Republic of Georgia, 7.50%, 4/15/13	USD	4,764,000	$4,990,290

Total Georgia			$4,990,290

Germany — 0.2%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$21,238,479

Total Germany			$21,238,479

	Principal
Security	Amount		Value
Greece — 0.2%
Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$4,834,470
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	10,531,887

Total Greece			$15,366,357

Israel — 0.3%
Israel Government Bond, 3.00%, 10/31/19(3)	ILS	54,382,282	$15,936,472
Israel Government Bond, 5.00%, 4/30/15(3)	ILS	45,902,307	14,499,273

Total Israel			$30,435,745

Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$8,514,384

Total Macedonia			$8,514,384

Pakistan — 0.1%
Republic of Pakistan, 7.125%, 3/31/16(5)	USD	7,700,000	$6,629,969

Total Pakistan			$6,629,969

Philippines — 0.8%
Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	$71,753,451

Total Philippines			$71,753,451

Poland — 0.3%
Poland Government Bond, 3.00%, 8/24/16(3)	PLN	85,571,205	$30,452,041

Total Poland			$30,452,041

Slovakia — 1.9%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	125,407,000	$169,036,576

Total Slovakia			$169,036,576

South Africa — 2.8%
Republic of South Africa, 2.50%, 1/31/17(3)	ZAR	224,364,029	$31,990,212
Republic of South Africa, 2.60%, 3/31/28(3)	ZAR	372,051,425	51,170,493
Republic of South Africa, 2.75%, 1/31/22(3)	ZAR	377,047,240	52,771,720
Republic of South Africa, 5.50%, 12/7/23(3)	ZAR	226,870,070	41,166,516
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	74,962,565

Total South Africa			$252,061,506

Sri Lanka — 0.4%
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	36,130,000	$36,130,000

Total Sri Lanka			$36,130,000

Taiwan — 1.0%
Taiwan Government Bond, 0.25%, 10/21/11	TWD	287,500,000	$9,888,463
Taiwan Government Bond, 0.25%, 2/10/12	TWD	2,450,100,000	84,201,319

Total Taiwan			$94,089,782

Turkey — 1.8%
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	236,796,565	$160,132,303

Total Turkey			$160,132,303

	Principal
Security	Amount		Value
Uruguay — 0.1%
Republic of Uruguay, 5.00%, 9/14/18(3)	UYU	183,392,202	$10,506,087

Total Uruguay			$10,506,087

Venezuela — 1.0%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	103,797,000	$57,866,827
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	43,665,000	29,473,875

Total Venezuela			$87,340,702

Total Foreign Government Bonds (identified cost $1,379,525,286)			$1,394,523,757

Foreign Corporate Bonds & Notes — 0.0%(1)

	Principal
Security	Amount		Value
Chile — 0.0%(1)
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(3)	USD	3,592,543	$3,896,300

Total Chile (identified cost $3,000,000)			$3,896,300

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,896,300

Debt Obligations – United States — 30.8%

Corporate Bonds & Notes — 0.0%(1)

	Principal
Security	Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$638,399

Total Corporate Bonds & Notes (identified cost $529,231)		$638,399

Collateralized Mortgage Obligations — 1.4%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$359,531	$408,735
Series 1548, Class Z, 7.00%, 7/15/23	419,633	429,692
Series 1650, Class K, 6.50%, 1/15/24	2,710,132	2,974,830
Series 1817, Class Z, 6.50%, 2/15/26	382,393	407,393
Series 1927, Class ZA, 6.50%, 1/15/27	1,312,487	1,331,465
Series 2127, Class PG, 6.25%, 2/15/29	1,707,718	1,817,095
Series 2344, Class ZD, 6.50%, 8/15/31	2,585,373	2,843,674
Series 2458, Class ZB, 7.00%, 6/15/32	3,787,645	4,263,244

		$14,476,128

Federal National Mortgage Association:
Series 1992-180, Class F, 1.431%, 10/25/22(6)	$1,499,654	$1,528,510
Series 1993-16, Class Z, 7.50%, 2/25/23	1,458,620	1,665,825
Series 1993-79, Class PL, 7.00%, 6/25/23	1,082,911	1,214,846
Series 1993-104, Class ZB, 6.50%, 7/25/23	418,821	465,154
Series 1993-121, Class Z, 7.00%, 7/25/23	6,508,163	7,298,556
Series 1993-141, Class Z, 7.00%, 8/25/23	1,127,333	1,263,683
Series 1994-42, Class ZQ, 7.00%, 4/25/24	6,878,756	7,729,900

	Principal
Security	Amount	Value
Series 1994-79, Class Z, 7.00%, 4/25/24	$1,317,857	$1,480,501
Series 1994-89, Class ZQ, 8.00%, 7/25/24	920,721	1,069,332
Series 1996-35, Class Z, 7.00%, 7/25/26	337,497	380,869
Series 1998-16, Class H, 7.00%, 4/18/28	887,769	1,004,678
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,576,377	1,759,561
Series 1999-25, Class Z, 6.00%, 6/25/29	2,704,048	2,977,600
Series 2000-2, Class ZE, 7.50%, 2/25/30	412,977	475,058
Series 2000-49, Class A, 8.00%, 3/18/27	1,200,917	1,403,369
Series 2001-31, Class ZA, 6.00%, 7/25/31	15,674,599	17,280,561
Series 2001-37, Class GA, 8.00%, 7/25/16	113,707	124,227
Series 2001-74, Class QE, 6.00%, 12/25/31	6,244,271	6,782,745
Series 2009-48, Class WA, 5.857%, 7/25/39(7)	14,927,989	16,323,382
Series G48, Class Z, 7.10%, 12/25/21	1,109,056	1,240,348
Series G92-60, Class Z, 7.00%, 10/25/22	2,959,316	3,298,908
Series G93-1, Class K, 6.675%, 1/25/23	1,693,851	1,883,522
Series G93-31, Class PN, 7.00%, 9/25/23	5,211,589	5,905,568
Series G93-41, Class ZQ, 7.00%, 12/25/23	10,742,206	12,173,873
Series G94-7, Class PJ, 7.50%, 5/17/24	1,687,086	1,943,491

		$98,674,067

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,227,606	$1,353,447
Series 1996-22, Class Z, 7.00%, 10/16/26	949,704	1,068,552
Series 1999-42, Class Z, 8.00%, 11/16/29	2,462,247	2,810,795
Series 2001-21, Class Z, 9.00%, 3/16/30	3,591,241	4,338,313
Series 2001-35, Class K, 6.45%, 10/26/23	391,586	433,660
Series 2002-48, Class OC, 6.00%, 9/16/30	2,519,347	2,604,734

		$12,609,501

Total Collateralized Mortgage Obligations (identified cost $120,354,081)		$125,759,696

Commercial Mortgage-Backed Securities — 0.6%

	Principal
Security	Amount	Value
ASC, Series 1996-MD6, Class A7, 8.631%, 11/13/29(7)	$3,926,409	$4,072,065
GSMS, Series 2001-ROCK, Class B, 6.771%, 5/3/18(2)	3,890,000	3,909,867
GSMS, Series 2001-ROCK, Class C, 6.878%, 5/3/18(2)	8,155,000	8,197,376
GSMS, Series 2001-ROCK, Class G, 6.878%, 5/3/18(2)(7)	3,935,000	3,955,452
JPMCC, Series 2005-LDP5, Class AM, 5.247%, 12/15/44(7)	9,960,000	10,402,462
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	6,895,438	7,262,810
WBCMT, Series 2004-C12, Class MAD, 5.439%, 7/15/41(2)(7)	9,728,368	10,707,626
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(7)	6,000,000	6,400,108

Total Commercial Mortgage-Backed Securities (identified cost $53,469,380)		$54,907,766

Mortgage Pass-Throughs — 11.9%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
3.108%, with maturity at 2035(8)	$7,534,329	$7,849,881
3.657%, with maturity at 2029(8)	1,570,453	1,617,768
4.022%, with maturity at 2023(8)	546,407	575,821
4.353%, with maturity at 2030(8)	2,060,395	2,229,735
4.50%, with maturity at 2018	5,474,076	5,774,704
5.00%, with various maturities to 2019	7,047,312	7,552,595
5.50%, with various maturities to 2019	19,086,206	20,613,220
6.00%, with various maturities to 2035	55,815,258	61,551,577
6.50%, with various maturities to 2033	68,857,809	76,841,835

	Principal
Security	Amount	Value
6.60%, with maturity at 2030	$3,011,351	$3,385,053
7.00%, with various maturities to 2036	55,781,454	63,423,035
7.31%, with maturity at 2026	353,245	397,885
7.50%, with various maturities to 2035	34,269,101	39,573,789
7.95%, with maturity at 2022	515,972	601,602
8.00%, with various maturities to 2031	6,592,222	7,723,000
8.15%, with maturity at 2021	265,138	299,884
8.30%, with maturity at 2021	97,660	114,041
8.47%, with maturity at 2018	193,918	216,076
8.50%, with various maturities to 2028	1,513,096	1,798,960
9.00%, with various maturities to 2027	2,685,425	3,147,474
9.50%, with various maturities to 2027	284,055	344,856
9.75%, with various maturities to 2020	6,897	7,984
10.00%, with various maturities to 2020	900,100	1,042,805
10.50%, with maturity at 2021	481,333	565,833
11.00%, with maturity at 2016	643,359	726,498
13.25%, with maturity at 2013	217	219

		$307,976,130

Federal National Mortgage Association:
2.447%, with maturity at 2028(8)	$276,145	$288,015
2.821%, with maturity at 2022(8)	3,018,338	3,112,945
2.845%, with maturity at 2027(8)	493,158	509,754
2.876%, with maturity at 2038(8)	1,743,206	1,818,288
2.904%, with various maturities to 2035(8)	29,539,711	30,889,798
2.913%, with various maturities to 2035(8)	32,245,460	33,521,004
3.054%, with maturity at 2025(8)	1,755,850	1,830,092
3.254%, with maturity at 2024(8)	1,414,414	1,482,276
3.69%, with maturity at 2034(8)	4,574,537	4,911,291
3.855%, with maturity at 2035(8)	16,539,357	17,811,068
3.907%, with maturity at 2023(8)	164,650	172,975
4.447%, with maturity at 2035(8)	12,227,373	13,232,316
4.50%, with various maturities to 2018	7,144,561	7,550,605
5.00%, with various maturities to 2019(9)	36,653,988	39,228,418
5.50%, with various maturities to 2023(9)	30,349,370	32,735,344
6.00%, with various maturities to 2033	33,779,596	36,882,737
6.323%, with maturity at 2032(8)	5,191,970	5,618,688
6.50%, with various maturities to 2036	164,482,592	181,353,784
6.852%, with maturity at 2025(8)	355,524	376,634
7.00%, with various maturities to 2036	156,734,929	178,081,255
7.50%, with various maturities to 2034	22,771,546	25,858,775
8.00%, with various maturities to 2030	8,725,010	10,255,315
8.50%, with various maturities to 2037	13,360,890	16,063,503
9.00%, with various maturities to 2032	4,679,019	5,549,175
9.074%, with maturity at 2028(7)	737,630	840,824
9.50%, with various maturities to 2031	4,130,482	4,971,063
10.50%, with maturity at 2029	402,867	484,559
10.866%, with maturity at 2027(7)	745,881	867,431
11.00%, with maturity at 2016	29,446	32,448
11.50%, with maturity at 2031	652,977	828,564

		$657,158,944

Government National Mortgage Association:
2.125%, with maturity at 2024(8)	$724,157	$752,676
6.50%, with various maturities to 2032	7,589,354	8,499,712
7.00%, with various maturities to 2035	59,446,782	68,086,270
7.50%, with various maturities to 2031	9,109,407	10,553,877
7.75%, with maturity at 2019	37,063	42,795
8.00%, with various maturities to 2034	25,266,488	29,351,991
8.30%, with various maturities to 2020	166,239	187,584
8.50%, with various maturities to 2021	1,529,220	1,733,518

	Principal
Security	Amount	Value
9.00%, with various maturities to 2025	$532,063	$626,591
9.50%, with various maturities to 2026	1,788,971	2,176,235

		$122,011,249

Total Mortgage Pass-Throughs (identified cost $1,050,042,026)		$1,087,146,323

U.S. Government Agency Obligations — 4.1%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$20,637,240
4.125%, 3/13/20	65,000,000	67,244,905
4.50%, 9/13/19	48,275,000	51,072,874
4.625%, 9/11/20	19,325,000	20,565,684
5.25%, 12/11/20	11,545,000	12,867,722
5.25%, 12/9/22	12,150,000	13,464,156
5.365%, 9/9/24	12,700,000	14,123,289
5.375%, 5/15/19	27,930,000	31,471,692
5.375%, 9/30/22	49,780,000	56,415,973
5.375%, 8/15/24	22,000,000	24,502,632
5.625%, 6/11/21	12,850,000	14,624,380
5.75%, 6/12/26	14,850,000	17,065,501

		$344,056,048

United States Agency for International Development – Israel:
5.50%, 12/4/23	$5,000,000	$5,670,990
5.50%, 4/26/24	22,500,000	25,540,020

		$31,211,010

Total U.S. Government Agency Obligations (identified cost $373,221,441)		$375,267,058

U.S. Treasury Obligations — 12.8%

	Principal
Security	Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,083,125
U.S. Treasury Note, 0.875%, 4/30/11	95,000,000	95,174,420
U.S. Treasury Note, 1.00%, 9/30/11	100,000,000	100,535,200
U.S. Treasury Note, 1.00%, 10/31/11	100,000,000	100,582,100
U.S. Treasury Note, 1.00%, 3/31/12(9)	100,000,000	100,781,700
U.S. Treasury Note, 1.125%, 1/15/12	100,000,000	100,796,900
U.S. Treasury Note, 1.75%, 11/15/11	100,000,000	101,191,400
U.S. Treasury Note, 4.50%, 2/28/11(9)	100,000,000	100,336,000
U.S. Treasury Note, 4.625%, 8/31/11(9)	100,000,000	102,558,600
U.S. Treasury Note, 4.625%, 12/31/11	100,000,000	103,964,900
U.S. Treasury Note, 4.875%, 7/31/11	100,000,000	102,339,900
U.S. Treasury Note, 4.875%, 2/15/12	50,000,000	52,361,350
U.S. Treasury Note, 5.125%, 6/30/11	100,000,000	102,043,000

Total U.S. Treasury Obligations (identified cost $1,161,737,594)		$1,164,748,595

Total Debt Obligations – United States (identified cost $2,759,353,753)		$2,808,467,837

Common Stocks — 0.0%(1)

Security	Shares	Value
Indonesia — 0.0%(1)
APP China	8,155	$122,325

Total Indonesia (identified cost $1,522,635)		$122,325

Total Common Stocks (identified cost $1,522,635)		$122,325

Precious Metals — 1.0%

	Troy
Description	Ounces	Value
Gold	66,263	$88,208,043

Total Precious Metals (identified cost $84,548,233)		$88,208,043

Currency Options Purchased — 0.0%(1)

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Euro Put Option	EUR 193,597	EUR 1.17	5/3/12	$4,410,920

Total Currency Options Purchased (identified cost $8,845,661)				$4,410,920

Put Options Purchased — 0.1%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
KOSPI 200 Index	801,640,000	KRW	205	10/13/11	$1,532,552
KOSPI 200 Index	801,640,000	KRW	200	10/11/12	4,454,609
KOSPI 200 Index	134,100,000	KRW	200	12/13/12	812,276
Light Sweet Crude Oil Future 12/11	160	USD	80	11/15/11	600,000

Total Put Options Purchased (identified cost $16,802,504)					$7,399,437

Short-Term Investments — 47.5%

Foreign Government Securities — 40.8%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 2.9%
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	455,776	$260,814,224

Total Brazil			$260,814,224

Croatia — 4.0%
Croatia Treasury Bill, 0.00%, 2/17/11	EUR	300	$410,523
Croatia Treasury Bill, 0.00%, 4/7/11	EUR	15,742	21,498,203
Croatia Treasury Bill, 0.00%, 4/14/11	EUR	7,500	10,238,951
Croatia Treasury Bill, 0.00%, 5/5/11	EUR	46,811	63,835,571
Croatia Treasury Bill, 0.00%, 6/2/11	EUR	33,700	45,879,672
Croatia Treasury Bill, 0.00%, 6/9/11	EUR	58,408	79,481,518
Croatia Treasury Bill, 0.00%, 6/16/11	EUR	14,581	19,832,619

	Principal
	Amount
Security	(000’s omitted)		Value
Croatia Treasury Bill, 0.00%, 6/30/11	EUR	29,000	$39,406,775
Croatia Treasury Bill, 0.00%, 7/7/11	EUR	4,750	6,451,371
Croatia Treasury Bill, 0.00%, 7/28/11	EUR	2,700	3,661,254
Croatia Treasury Bill, 0.00%, 8/4/11	EUR	998	1,352,557
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	6,011	8,132,273
Croatia Treasury Bill, 0.00%, 9/1/11	EUR	4,450	6,016,743
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	33,115	44,746,373
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	9,706	13,106,781

Total Croatia			$364,051,184

Egypt — 2.1%
Egypt Treasury Bill, 0.00%, 5/24/11(10)	EGP	94,000	$15,189,850
Egypt Treasury Bill, 0.00%, 6/14/11(10)	EGP	85,925	13,790,317
Egypt Treasury Bill, 0.00%, 6/28/11(10)	EGP	221,850	35,433,815
Egypt Treasury Bill, 0.00%, 7/12/11(10)	EGP	341,675	54,319,745
Egypt Treasury Bill, 0.00%, 7/26/11(10)	EGP	160,875	25,458,560
Egypt Treasury Bill, 0.00%, 8/2/11(10)	EGP	100,000	15,787,591
Egypt Treasury Bill, 0.00%, 8/9/11(10)	EGP	117,550	18,514,909
Egypt Treasury Bill, 0.00%, 10/4/11(10)	EGP	116,700	18,049,882

Total Egypt			$196,544,669

Georgia — 0.1%
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	5,875	$5,875,000

Total Georgia			$5,875,000

Hong Kong — 3.0%
Hong Kong Treasury Bill, 0.00%, 2/9/11	HKD	1,045,500	$134,095,319
Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	1,045,500	134,037,887
Hong Kong Treasury Bill, 0.00%, 6/22/11	HKD	36,000	4,613,982

Total Hong Kong			$272,747,188

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 2/15/11	ISK	212,594	$1,556,447
Iceland Treasury Bill, 0.00%, 3/15/11	ISK	695,502	5,075,463
Iceland Treasury Bill, 0.00%, 4/15/11	ISK	724,690	5,277,963

Total Iceland			$11,909,873

Indonesia — 0.5%
Indonesia Treasury Bill, 0.00%, 2/10/11	IDR	222,405,000	$24,547,415
Indonesia Treasury Bill, 0.00%, 3/3/11	IDR	10,000,000	1,099,723
Indonesia Treasury Bill, 0.00%, 5/5/11	IDR	158,107,000	17,194,182

Total Indonesia			$42,841,320

Israel — 7.6%
Israel Treasury Bill, 0.00%, 3/2/11	ILS	164,790	$44,349,710
Israel Treasury Bill, 0.00%, 4/6/11	ILS	798,278	214,387,593
Israel Treasury Bill, 0.00%, 5/4/11	ILS	193,744	51,933,158
Israel Treasury Bill, 0.00%, 6/1/11	ILS	733,257	196,134,652
Israel Treasury Bill, 0.00%, 7/6/11	ILS	40,254	10,740,187
Israel Treasury Bill, 0.00%, 8/3/11	ILS	90,052	23,978,264
Israel Treasury Bill, 0.00%, 10/5/11	ILS	23,121	6,124,673
Israel Treasury Bill, 0.00%, 11/2/11	ILS	252,794	66,834,788
Israel Treasury Bill, 0.00%, 1/4/12	ILS	319,608	84,171,957

Total Israel			$698,654,982

	Principal
	Amount
Security	(000’s omitted)		Value
Kazakhstan — 1.9%
Kazakhstan National Bank, 0.00%, 3/11/11	KZT	1,328,900	$9,035,869
Kazakhstan National Bank, 0.00%, 3/18/11	KZT	2,538,000	17,254,048
Kazakhstan National Bank, 0.00%, 4/8/11	KZT	8,000,000	54,352,533
Kazakhstan National Bank, 0.00%, 4/15/11	KZT	1,511,418	10,266,206
Kazakhstan National Bank, 0.00%, 4/29/11	KZT	7,254,947	49,253,076
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	4,949,794	33,457,125

Total Kazakhstan			$173,618,857

Lebanon — 2.5%
Lebanon Treasury Bill, 0.00%, 2/3/11	LBP	33,270,910	$22,166,342
Lebanon Treasury Bill, 0.00%, 2/17/11	LBP	64,084,440	42,632,702
Lebanon Treasury Bill, 0.00%, 3/3/11	LBP	18,363,940	12,198,405
Lebanon Treasury Bill, 0.00%, 3/17/11	LBP	20,797,490	13,793,705
Lebanon Treasury Bill, 0.00%, 3/31/11	LBP	42,056,910	27,850,335
Lebanon Treasury Bill, 0.00%, 4/7/11	LBP	2,447,320	1,619,341
Lebanon Treasury Bill, 0.00%, 4/14/11	LBP	55,881,880	36,946,470
Lebanon Treasury Bill, 0.00%, 5/19/11	LBP	18,430,000	12,135,059
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	32,731,600	21,440,779
Lebanon Treasury Bill, 0.00%, 7/14/11	LBP	19,612,330	12,824,150
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	22,262,480	14,841,975
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	5,144,000	3,351,365
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	2,802,380	1,815,449
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	8,561,610	5,535,633

Total Lebanon			$229,151,710

Malaysia — 2.4%
Malaysia Treasury Bill, 0.00%, 2/8/11	MYR	31,678	$10,340,904
Malaysia Treasury Bill, 0.00%, 2/10/11	MYR	73,128	23,868,176
Malaysia Treasury Bill, 0.00%, 2/14/11	MYR	58,532	19,098,467
Malaysia Treasury Bill, 0.00%, 3/1/11	MYR	33,790	11,012,792
Malaysia Treasury Bill, 0.00%, 3/2/11	MYR	72,000	23,464,498
Malaysia Treasury Bill, 0.00%, 3/22/11	MYR	56,533	18,395,799
Malaysia Treasury Bill, 0.00%, 4/5/11	MYR	46,569	15,137,245
Malaysia Treasury Bill, 0.00%, 4/7/11	MYR	116,824	37,967,895
Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	67,059	21,739,251
Malaysia Treasury Bill, 0.00%, 5/18/11	MYR	55,169	17,873,747
Malaysia Treasury Bill, 0.00%, 5/24/11	MYR	66,601	21,567,499

Total Malaysia			$220,466,273

Mexico — 4.1%
Mexico Treasury Bill, 0.00%, 2/10/11	MXN	500,000	$41,154,892
Mexico Treasury Bill, 0.00%, 2/24/11	MXN	848,427	69,726,837
Mexico Treasury Bill, 0.00%, 3/3/11	MXN	1,075,565	88,324,713
Mexico Treasury Bill, 0.00%, 4/7/11	MXN	580,880	47,502,299
Mexico Treasury Bill, 0.00%, 4/14/11	MXN	763,346	62,409,246
Mexico Treasury Bill, 0.00%, 4/20/11	MXN	347,941	28,408,346
Mexico Treasury Bill, 0.00%, 5/5/11	MXN	488,864	39,842,936

Total Mexico			$377,369,269

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 11/1/11	RSD	163,580	$1,928,766
Serbia Treasury Bill, 0.00%, 11/15/11	RSD	169,040	1,982,207
Serbia Treasury Bill, 0.00%, 12/13/11	RSD	808,740	9,379,371
Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180	1,789,934
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430	2,390,871

Total Serbia			$17,471,149

	Principal
	Amount
Security	(000’s omitted)		Value
South Korea — 0.9%
Korea Monetary Stabilization Bond, 0.00%, 2/1/11	KRW	16,665,600	$14,861,631
Korea Monetary Stabilization Bond, 0.00%, 3/1/11	KRW	9,268,310	8,248,137
Korea Monetary Stabilization Bond, 0.00%, 4/12/11	KRW	8,310,450	7,370,872
Korea Monetary Stabilization Bond, 0.00%, 4/19/11	KRW	16,168,670	14,332,196
Korea Monetary Stabilization Bond, 0.00%, 4/26/11	KRW	7,801,680	6,910,815
Korea Monetary Stabilization Bond, 0.00%, 5/3/11	KRW	4,098,940	3,630,302
Korea Monetary Stabilization Bond, 0.00%, 5/3/11	KRW	13,981,050	12,377,880
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	8,332,820	7,368,227
Korea Monetary Stabilization Bond, 2.70%, 4/13/11	KRW	4,000,000	3,566,004
Korea Monetary Stabilization Bond, 3.20%, 2/23/11	KRW	3,618,520	3,227,928
Korea Monetary Stabilization Bond, 3.40%, 3/24/11	KRW	1,710,190	1,526,335
Korea Monetary Stabilization Bond, 3.81%, 2/7/11	KRW	3,900,000	3,478,492

Total South Korea			$86,898,819

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 2/18/11	LKR	600,000	$5,382,070
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	1,200,590	10,726,315
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	545,550	4,867,524
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	1,911,190	17,029,202
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	65,000	575,282
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	1,204,800	10,663,077
Sri Lanka Treasury Bill, 0.00%, 5/13/11	LKR	210,380	1,856,949
Sri Lanka Treasury Bill, 0.00%, 5/13/11	LKR	61,630	543,986
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	1,773,550	15,463,409
Sri Lanka Treasury Bill, 0.00%, 7/22/11	LKR	1,255,000	10,927,311
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	1,161,300	10,083,972
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	706,080	6,056,209
Sri Lanka Treasury Bill, 0.00%, 1/20/12	LKR	1,357,000	11,401,731

Total Sri Lanka			$105,577,037

Thailand — 1.2%
Bank of Thailand Bond, 0.00%, 6/2/11	THB	553,332	$17,782,052
Bank of Thailand Bond, 0.00%, 7/14/11	THB	452,900	14,514,704
Bank of Thailand Bond, 0.00%, 7/21/11	THB	600,000	19,219,063
Bank of Thailand Bond, 0.00%, 8/4/11	THB	1,708,332	54,623,812

Total Thailand			$106,139,631

Turkey — 3.7%
Turkey Government Bond, 0.00%, 2/2/11	TRY	256,025	$159,572,003
Turkey Government Bond, 0.00%, 4/13/11	TRY	14,313	8,816,440
Turkey Government Bond, 0.00%, 5/11/11	TRY	217,947	133,421,830
Turkey Government Bond, 0.00%, 6/8/11	TRY	62,720	38,210,226

Total Turkey			$340,020,499

Uruguay — 2.0%
Uruguay Treasury Bill, 0.00%, 2/1/11	UYU	50,000	$2,544,097
Uruguay Treasury Bill, 0.00%, 2/3/11	UYU	120,262	6,117,006
Uruguay Treasury Bill, 0.00%, 2/9/11	UYU	20,000	1,016,214
Uruguay Treasury Bill, 0.00%, 2/10/11	UYU	151,528	7,697,828
Uruguay Treasury Bill, 0.00%, 2/15/11	UYU	148,300	7,527,150
Uruguay Treasury Bill, 0.00%, 2/18/11	UYU	140,400	7,122,388
Uruguay Treasury Bill, 0.00%, 3/1/11	UYU	43,965	2,225,860
Uruguay Treasury Bill, 0.00%, 3/3/11	UYU	138,214	6,994,980
Uruguay Treasury Bill, 0.00%, 3/15/11	UYU	31,700	1,600,745
Uruguay Treasury Bill, 0.00%, 3/17/11	UYU	202,130	10,203,090
Uruguay Treasury Bill, 0.00%, 3/23/11	UYU	21,480	1,083,039
Uruguay Treasury Bill, 0.00%, 3/24/11	UYU	185,000	9,325,977

	Principal
	Amount
Security	(000’s omitted)		Value
Uruguay Treasury Bill, 0.00%, 3/25/11	UYU	72,970	$3,677,762
Uruguay Treasury Bill, 0.00%, 4/1/11	UYU	25,250	1,271,819
Uruguay Treasury Bill, 0.00%, 4/12/11	UYU	200,000	10,046,310
Uruguay Treasury Bill, 0.00%, 4/13/11	UYU	91,975	4,619,111
Uruguay Treasury Bill, 0.00%, 4/14/11	UYU	90,720	4,555,160
Uruguay Treasury Bill, 0.00%, 4/29/11	UYU	107,600	5,386,133
Uruguay Treasury Bill, 0.00%, 5/4/11	UYU	110,000	5,500,504
Uruguay Treasury Bill, 0.00%, 5/5/11	UYU	20,500	1,024,875
Uruguay Treasury Bill, 0.00%, 5/10/11	UYU	13,094	653,937
Uruguay Treasury Bill, 0.00%, 5/25/11	UYU	206,200	10,264,353
Uruguay Treasury Bill, 0.00%, 5/26/11	UYU	25,520	1,271,496
Uruguay Treasury Bill, 0.00%, 6/3/11	UYU	115,150	5,720,523
Uruguay Treasury Bill, 0.00%, 6/15/11	UYU	64,080	3,174,748
Uruguay Treasury Bill, 0.00%, 6/23/11	UYU	43,800	2,165,971
Uruguay Treasury Bill, 0.00%, 7/5/11	UYU	110,580	5,452,860
Uruguay Treasury Bill, 0.00%, 7/6/11	UYU	29,400	1,449,532
Uruguay Treasury Bill, 0.00%, 8/2/11	UYU	212,250	10,394,741
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	61,790	3,025,289
Uruguay Treasury Bill, 0.00%, 8/12/11	UYU	69,150	3,384,901
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	109,039	5,315,832
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	162,992	7,915,176
Uruguay Treasury Bill, 0.00%, 9/27/11	UYU	69,296	3,356,541
Uruguay Treasury Bill, 0.00%, 9/29/11	UYU	13,815	668,857
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	196,484	9,463,427
Uruguay Treasury Bill, 0.00%, 11/25/11	UYU	124,717	5,956,136

Total Uruguay			$179,174,368

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 3/14/11	ZMK	15,235,000	$3,139,826
Zambia Treasury Bill, 0.00%, 4/11/11	ZMK	6,250,000	1,284,078
Zambia Treasury Bill, 0.00%, 4/18/11	ZMK	8,000,000	1,642,033
Zambia Treasury Bill, 0.00%, 6/13/11	ZMK	16,490,000	3,351,967
Zambia Treasury Bill, 0.00%, 7/11/11	ZMK	7,500,000	1,516,689
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	20,035,000	3,990,690
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	7,500,000	1,486,612
Zambia Treasury Bill, 0.00%, 10/17/11	ZMK	8,000,000	1,583,769
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	39,170,000	7,650,532
Zambia Treasury Bill, 0.00%, 12/19/11	ZMK	10,075,000	1,964,000
Zambia Treasury Bill, 0.00%, 12/26/11	ZMK	11,000,000	2,140,114
Zambia Treasury Bill, 0.00%, 1/2/12	ZMK	11,000,000	2,135,841
Zambia Treasury Bill, 0.00%, 1/9/12	ZMK	16,250,000	3,148,874
Zambia Treasury Bill, 0.00%, 1/16/12	ZMK	9,700,000	1,875,788

Total Zambia			$36,910,813

Total Foreign Government Securities (identified cost $3,705,932,115)			$3,726,236,865

U.S. Treasury Obligations — 5.2%

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 2/10/11	$55,000	$54,998,295
United States Treasury Bill, 0.00%, 3/10/11	100,000	99,985,400
United States Treasury Bill, 0.00%, 3/17/11	100,000	99,982,600
United States Treasury Bill, 0.00%, 3/24/11	110,000	109,977,450

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 6/2/11	$100,000	$99,951,300
United States Treasury Bill, 0.00%, 7/28/11	7,379	7,373,377

Total U.S. Treasury Obligations (identified cost $472,217,002)		$472,268,422

Repurchase Agreements — 1.2%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 1/6/11 with an interest rate of 0.35%, collateralized by $15,970,000 Brazil Government Bond 10.125%, due 5/15/27 and a market value, including accrued interest, of $24,354,250.(11)	USD	25,001	$25,001,035
Dated 1/11/11 with an interest rate of 0.35%, collateralized by $9,000,000 Turkey Government Bond 6.875%, due 9/26/16 and a market value, including accrued interest, of $10,014,255.(11)	USD	10,100	10,099,800
Dated 1/11/11 with an interest rate of 0.13%, collateralized by $15,000,000 Turkey Government Bond 7.00%, due 9/26/16 and a market value, including accrued interest, of $16,690,425.(11)	USD	17,450	17,449,500
Dated 1/11/11 with an interest rate of 0.35%, collateralized by $15,000,000 Turkey Government Bond 6.75%, due 4/3/18 and a market value, including accrued interest, of $16,725,750.(11)	USD	17,288	17,287,500
Dated 1/27/11 with a maturity date of 4/29/11, an interest rate of 0.50% and repurchase proceeds of EUR 15,015,728, collateralized by EUR 15,000,000 Spanish Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,936,987.(11)	EUR	14,738	20,177,853
JPMorgan Chase:
Dated 1/10/11 with an interest rate of 0.50%, collateralized by $22,000,000 Brazil Government Bond 11.00%, due 1/11/12 and a market value, including accrued interest, of $24,007,500.(11)	USD	24,200	24,200,000

Total Repurchase Agreements (identified cost $114,282,015)			$114,215,688

Other Securities — 0.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(12)	$24,645	$24,645,278

Total Other Securities (identified cost $24,645,278)		$24,645,278

Total Short-Term Investments (identified cost $4,317,076,410)		$4,337,366,253

Total Investments — 94.7% (identified cost $8,570,674,482)		$8,644,394,872

Other Assets, Less Liabilities — 5.3%		$486,949,375

Net Assets — 100.0%		$9,131,344,247

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ASC	-	Asset Securitization Corp.

GSMS	-	Goldman Sachs Mortgage Securities Corporation II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

THB	-	Thailand Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Amount is less than 0.05%.

(2)		Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $119,388,805 or 1.3% of the Portfolio’s net assets.

(3)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)		Security represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)		Floating-rate security.

(7)		Weighted average fixed-rate coupon that changes/updates monthly.

(8)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2011.

(9)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(11)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $47,817.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Spanish Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,914,853)

Total Foreign Government Bonds (proceeds $20,535,452)			$(19,914,853)

Total Securities Sold Short (proceeds $20,535,452)			$(19,914,853)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2011 were $107,564,264 or 1.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/2/11	New Turkish Lira 50,000,000	United States Dollar 30,765,444	Deutsche Bank	$(393,478)
2/2/11	New Turkish Lira 64,525,000	United States Dollar 39,488,984	Deutsche Bank	(721,606)
2/3/11	Serbian Dinar 175,832,229	Euro 1,681,157	Deutsche Bank	(569)
2/4/11	South African Rand 105,585,000	United States Dollar 14,987,438	Bank of America	306,499
2/4/11	South African Rand 369,802,480	United States Dollar 51,998,217	Citigroup Global Markets	579,477
2/4/11	South African Rand 40,040,000	United States Dollar 5,756,182	Credit Suisse	188,868
2/10/11	Mexican Peso 500,000,000	United States Dollar 39,889,904	JPMorgan Chase Bank	(1,298,681)
2/10/11	South African Rand 608,956,500	United States Dollar 87,423,409	Bank of America	2,830,424
2/14/11	Euro 284,098,000	United States Dollar 368,365,728	Deutsche Bank	(20,546,244)
2/14/11	Euro 70,150,000	United States Dollar 91,599,766	Goldman Sachs, Inc.	(4,431,093)
2/16/11	South African Rand 212,491,243	United States Dollar 29,705,345	Credit Suisse	214,585
2/16/11	South African Rand 29,639,003	United States Dollar 4,180,395	Credit Suisse	66,924
2/17/11	Euro 300,000	United States Dollar 406,061	Goldman Sachs, Inc.	(4,604)
2/17/11	South African Rand 213,168,290	United States Dollar 29,959,564	Credit Suisse	379,415
2/18/11	South African Rand 178,800,000	United States Dollar 24,767,709	Credit Suisse	(39,513)
2/18/11	South African Rand 176,826,237	United States Dollar 24,937,065	HSBC Bank USA	403,689
2/18/11	Sri Lankan Rupee 600,000,000	United States Dollar 4,936,240	HSBC Bank USA	(458,334)
2/23/11	South African Rand 391,770,228	United States Dollar 55,352,760	Bank of America	1,039,425
2/24/11	Euro 840,000	United States Dollar 1,144,954	Deutsche Bank	(4,803)
2/24/11	Euro 4,084,000	United States Dollar 5,588,872	Goldman Sachs, Inc.	(1,133)
2/24/11	Euro 3,220,000	United States Dollar 4,398,520	HSBC Bank USA	(8,879)
2/24/11	Euro 184,179,922	United States Dollar 247,169,455	HSBC Bank USA	(4,928,179)
2/24/11	Euro 217,355,231	United States Dollar 291,384,249	JPMorgan Chase Bank	(6,122,336)
2/24/11	Mexican Peso 211,000,000	United States Dollar 16,913,828	Citigroup Global Markets	(447,018)
2/24/11	Mexican Peso 500,000,000	United States Dollar 39,851,751	Citigroup Global Markets	(1,287,694)
2/25/11	Colombian Peso 7,185,131,240	United States Dollar 3,924,157	Bank of America	71,200
2/28/11	South African Rand 163,800,000	United States Dollar 22,744,314	Bank of America	53,315

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/28/11	South African Rand 105,603,398	United States Dollar 14,542,718	Credit Suisse	$(86,382)
3/2/11	Israeli Shekel 39,800,000	United States Dollar 10,530,493	Credit Suisse	(196,836)
3/2/11	Israeli Shekel 26,160,000	United States Dollar 6,866,502	Deutsche Bank	(184,426)
3/2/11	Israeli Shekel 98,830,000	United States Dollar 25,902,241	Deutsche Bank	(735,496)
3/3/11	Mexican Peso 514,465,000	United States Dollar 41,142,389	Bank of America	(1,162,215)
3/3/11	Mexican Peso 561,100,000	United States Dollar 44,499,960	Bank of America	(1,639,452)
3/11/11	Sri Lankan Rupee 1,200,590,000	United States Dollar 9,881,399	HSBC Bank USA	(901,478)
3/18/11	Sri Lankan Rupee 545,550,000	United States Dollar 4,482,744	HSBC Bank USA	(416,078)
3/21/11	Euro 3,433,627	United States Dollar 4,539,221	Goldman Sachs, Inc.	(159,166)
3/25/11	Sri Lankan Rupee 800,000,000	United States Dollar 6,608,839	Standard Chartered Bank	(573,476)
3/25/11	Sri Lankan Rupee 1,111,190,000	United States Dollar 9,179,595	Standard Chartered Bank	(796,551)
4/5/11	South African Rand 708,160,000	United States Dollar 105,948,534	Goldman Sachs, Inc.	8,382,409
4/6/11	Israeli Shekel 137,380,000	United States Dollar 36,907,289	Barclays Bank PLC	(109,177)
4/6/11	Israeli Shekel 137,240,000	United States Dollar 36,862,745	Citigroup Global Markets	(115,998)
4/6/11	Israeli Shekel 31,165,000	United States Dollar 8,005,394	Citigroup Global Markets	(391,884)
4/6/11	Israeli Shekel 274,601,000	United States Dollar 73,797,635	Deutsche Bank	(192,453)
4/6/11	Israeli Shekel 45,831,000	United States Dollar 11,778,720	Deutsche Bank	(570,251)
4/7/11	Euro 15,742,000	United States Dollar 21,092,234	HSBC Bank USA	(443,839)
4/14/11	Euro 7,500,000	United States Dollar 10,185,375	JPMorgan Chase Bank	(74,134)
4/29/11	Sri Lankan Rupee 599,000,000	United States Dollar 5,322,079	HSBC Bank USA	(48,407)
4/29/11	Sri Lankan Rupee 65,000,000	United States Dollar 543,024	Standard Chartered Bank	(39,750)
4/29/11	Sri Lankan Rupee 605,800,000	United States Dollar 5,377,719	Standard Chartered Bank	(53,734)
5/4/11	Israeli Shekel 21,804,000	United States Dollar 5,836,970	Barclays Bank PLC	(36,437)
5/4/11	Israeli Shekel 98,440,000	United States Dollar 26,159,979	Citigroup Global Markets	(357,088)
5/4/11	Israeli Shekel 13,500,000	United States Dollar 3,670,872	Deutsche Bank	34,338
5/4/11	Israeli Shekel 60,000,000	United States Dollar 15,837,403	Deutsche Bank	(324,971)
5/5/11	Euro 2,152,000	United States Dollar 2,737,344	Bank of America	(205,589)
5/5/11	Euro 3,000,000	United States Dollar 3,899,082	Citigroup Global Markets	(203,520)
5/5/11	Euro 5,000,000	United States Dollar 6,212,490	Citigroup Global Markets	(625,180)
5/5/11	Euro 2,000,000	United States Dollar 2,521,396	HSBC Bank USA	(213,672)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
5/5/11	Euro 10,000,000	United States Dollar 12,355,130	HSBC Bank USA	$(1,320,210)
5/5/11	Euro 24,659,000	United States Dollar 32,313,154	HSBC Bank USA	(1,408,868)
5/11/11	New Turkish Lira 50,000,000	United States Dollar 30,024,620	Deutsche Bank	(705,708)
5/13/11	Sri Lankan Rupee 61,630,000	United States Dollar 549,287	HSBC Bank USA	(3,023)
5/13/11	Sri Lankan Rupee 210,380,000	United States Dollar 1,761,239	HSBC Bank USA	(124,125)
6/1/11	Israeli Shekel 79,000,000	United States Dollar 20,376,580	Bank of America	(897,774)
6/1/11	Israeli Shekel 120,000,000	United States Dollar 33,915,550	Barclays Bank PLC	1,600,076
6/1/11	Israeli Shekel 33,585,000	United States Dollar 9,172,470	Barclays Bank PLC	128,177
6/1/11	Israeli Shekel 77,000,000	United States Dollar 20,172,911	Barclays Bank PLC	(562,852)
6/1/11	Israeli Shekel 36,000,000	United States Dollar 9,420,385	Citigroup Global Markets	(274,257)
6/2/11	Euro 33,700,000	United States Dollar 41,225,210	HSBC Bank USA	(4,839,846)
6/2/11	Thai Baht 553,332,000	United States Dollar 17,826,418	Standard Chartered Bank	(40,966)
6/8/11	New Turkish Lira 13,759,000	United States Dollar 8,288,554	Deutsche Bank	(134,685)
6/9/11	Euro 9,158,000	United States Dollar 11,379,731	Deutsche Bank	(1,137,067)
6/9/11	Euro 49,250,000	United States Dollar 59,224,603	Deutsche Bank	(8,088,381)
6/16/11	Euro 14,581,000	United States Dollar 17,981,435	Citigroup Global Markets	(1,945,056)
6/30/11	Euro 29,000,000	United States Dollar 35,434,897	JPMorgan Chase Bank	(4,187,738)
7/6/11	Israeli Shekel 3,144,000	United States Dollar 850,764	Deutsche Bank	4,403
7/7/11	Euro 4,750,000	United States Dollar 5,978,730	Deutsche Bank	(510,451)
7/14/11	Thai Baht 452,900,000	United States Dollar 14,619,109	Standard Chartered Bank	14,589
7/15/11	Sri Lankan Rupee 1,773,550,000	United States Dollar 14,925,103	HSBC Bank USA	(939,727)
7/21/11	Thai Baht 600,000,000	United States Dollar 19,361,084	JPMorgan Chase Bank	17,457
7/22/11	Sri Lankan Rupee 1,255,000,000	United States Dollar 10,658,174	Standard Chartered Bank	(565,810)
7/28/11	Euro 2,700,000	United States Dollar 3,510,675	Deutsche Bank	(176,662)
8/3/11	Israeli Shekel 48,930,000	United States Dollar 13,561,530	Barclays Bank PLC	393,375
8/4/11	Euro 998,000	United States Dollar 1,316,152	Deutsche Bank	(46,630)
8/4/11	Thai Baht 555,000,000	United States Dollar 18,054,652	Barclays Bank PLC	170,129
8/4/11	Thai Baht 553,332,000	United States Dollar 17,774,880	Barclays Bank PLC	(55,893)
8/4/11	Thai Baht 600,000,000	United States Dollar 19,295,707	HSBC Bank USA	(38,913)
8/5/11	Sri Lankan Rupee 1,161,300,000	United States Dollar 9,989,677	HSBC Bank USA	(391,994)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/25/11	Euro 6,011,000	United States Dollar 7,574,461	Deutsche Bank	$(630,054)
9/1/11	Euro 4,450,000	United States Dollar 5,644,736	Deutsche Bank	(428,260)
9/8/11	Euro 33,115,000	United States Dollar 42,050,752	Citigroup Global Markets	(3,135,309)
9/15/11	Euro 9,706,000	United States Dollar 12,603,629	Deutsche Bank	(638,468)
10/5/11	Israeli Shekel 23,121,000	United States Dollar 6,380,847	Barclays Bank PLC	161,909
10/7/11	Sri Lankan Rupee 706,080,000	United States Dollar 6,240,212	HSBC Bank USA	(59,397)
11/2/11	Israeli Shekel 10,028,000	United States Dollar 2,742,888	Barclays Bank PLC	46,283
11/2/11	Israeli Shekel 72,366,000	United States Dollar 20,416,420	Deutsche Bank	956,655
11/2/11	Israeli Shekel 39,200,000	United States Dollar 10,593,163	Deutsche Bank	51,987
1/20/12	Sri Lankan Rupee 1,357,000,000	United States Dollar 12,056,864	Standard Chartered Bank	(10,285)
1/27/12	Euro 67,367,000	United States Dollar 93,784,969	Deutsche Bank	2,141,512
1/27/12	Euro 24,280,000	United States Dollar 30,267,448	Deutsche Bank	(2,762,123)
1/27/12	Euro 33,760,000	United States Dollar 41,519,640	Deutsche Bank	(4,406,156)

				$(71,781,372)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/11	New Turkish Lira 10,732,000	United States Dollar 6,804,464	Credit Suisse	$(116,512)
2/3/11	Colombian Peso 16,150,000,000	United States Dollar 8,822,726	Credit Suisse	(173,378)
2/3/11	Serbian Dinar 462,817,000	Euro 4,351,829	HSBC Bank USA	101,760
2/4/11	Czech Koruna 1,457,000,056	Euro 59,418,460	Deutsche Bank	1,096,698
2/4/11	Serbian Dinar 531,750,000	Euro 5,000,000	JPMorgan Chase Bank	114,949
2/4/11	Serbian Dinar 498,270,500	Euro 4,676,510	Standard Chartered Bank	119,602
2/7/11	Czech Koruna 1,200,000,000	Euro 48,269,149	Barclays Bank PLC	1,819,193
2/7/11	Czech Koruna 1,217,947,417	Euro 48,971,963	HSBC Bank USA	1,872,561
2/7/11	Serbian Dinar 496,838,000	Euro 4,634,683	JPMorgan Chase Bank	152,608
2/7/11	Zambian Kwacha 20,230,000,000	United States Dollar 4,197,095	Barclays Bank PLC	(17,652)
2/7/11	Zambian Kwacha 73,796,000,000	United States Dollar 15,310,373	Citigroup Global Markets	(64,391)
2/7/11	Zambian Kwacha 22,889,000,000	United States Dollar 4,748,755	JPMorgan Chase Bank	(19,972)
2/7/11	Zambian Kwacha 23,958,700,000	United States Dollar 4,949,736	Standard Chartered Bank	44

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/7/11	Zambian Kwacha 3,336,400,000	United States Dollar 689,306	Standard Chartered Bank	$(18)
2/7/11	Zambian Kwacha 16,497,600,000	United States Dollar 3,429,854	Standard Chartered Bank	(21,511)
2/8/11	Czech Koruna 1,591,338,000	Euro 65,168,025	Bank of America	827,985
2/8/11	Mongolian Tugrik 3,230,000,000	United States Dollar 2,500,000	Standard Chartered Bank	96,523
2/10/11	Indian Rupee 754,690,000	United States Dollar 16,568,386	Bank of America	(158,515)
2/10/11	Indian Rupee 687,534,000	United States Dollar 15,094,051	Barclays Bank PLC	(144,409)
2/10/11	Indian Rupee 720,030,000	United States Dollar 15,807,464	Credit Suisse	(151,235)
2/10/11	Indian Rupee 1,037,700,000	United States Dollar 22,781,559	Deutsche Bank	(217,958)
2/10/11	Polish Zloty 33,467,375	Euro 8,570,830	Credit Suisse	(84,663)
2/10/11	Serbian Dinar 615,230,000	Euro 5,872,196	Deutsche Bank	(66)
2/10/11	Serbian Dinar 1,077,890,515	Euro 10,309,809	Deutsche Bank	(29,754)
2/10/11	South Korean Won 11,750,000,000	United States Dollar 10,445,837	Credit Suisse	29,868
2/14/11	New Taiwan Dollar 265,450,000	United States Dollar 9,119,799	Barclays Bank PLC	23,717
2/14/11	Serbian Dinar 506,825,000	Euro 4,756,687	HSBC Bank USA	103,118
2/14/11	South Korean Won 21,758,150,000	United States Dollar 19,395,748	Bank of America	(247)
2/14/11	South Korean Won 24,835,550,000	United States Dollar 22,139,018	Standard Chartered Bank	(282)
2/15/11	New Taiwan Dollar 251,770,000	United States Dollar 8,673,350	Credit Suisse	(875)
2/17/11	Colombian Peso 3,900,000,000	United States Dollar 2,093,960	Credit Suisse	(3,584)
2/18/11	Malaysian Ringgit 4,876,000	United States Dollar 1,590,813	Barclays Bank PLC	1,871
2/18/11	Malaysian Ringgit 26,691,000	United States Dollar 8,708,604	Credit Suisse	9,671
2/18/11	Malaysian Ringgit 29,046,000	United States Dollar 9,475,436	HSBC Bank USA	12,071
2/18/11	Serbian Dinar 493,230,000	Euro 4,676,939	Barclays Bank PLC	27,615
2/18/11	Serbian Dinar 1,133,035,000	Euro 10,679,036	Citigroup Global Markets	152,011
2/18/11	Serbian Dinar 492,103,000	Euro 4,640,292	Credit Suisse	63,088
2/18/11	Serbian Dinar 766,245,000	Euro 7,245,816	Deutsche Bank	70,175
2/18/11	Serbian Dinar 884,191,000	Euro 8,350,876	JPMorgan Chase Bank	95,033
2/18/11	Swedish Krona 280,000,000	Euro 31,208,203	Goldman Sachs, Inc.	665,998
2/22/11	Indian Rupee 729,600,000	United States Dollar 15,923,178	Credit Suisse	(100,146)
2/22/11	Indian Rupee 522,310,000	United States Dollar 11,399,171	Standard Chartered Bank	(71,693)
2/22/11	Indonesian Rupiah 109,161,550,000	United States Dollar 11,948,506	Barclays Bank PLC	57,447

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/22/11	Indonesian Rupiah 99,308,200,000	United States Dollar 10,869,987	Citigroup Global Markets	$52,261
2/22/11	Norwegian Krone 420,740,075	Euro 53,139,179	HSBC Bank USA	41,378
2/24/11	Malaysian Ringgit 43,510,000	United States Dollar 14,225,928	Barclays Bank PLC	(13,940)
2/24/11	Malaysian Ringgit 42,130,000	United States Dollar 13,775,177	Goldman Sachs, Inc.	(13,948)
2/28/11	Czech Koruna 505,438,309	Euro 20,838,520	Goldman Sachs, Inc.	73,507
2/28/11	Czech Koruna 1,801,816,099	Euro 74,376,531	HSBC Bank USA	138,650
2/28/11	Indian Rupee 708,300,000	United States Dollar 15,439,782	Barclays Bank PLC	(98,651)
2/28/11	Indian Rupee 825,200,000	United States Dollar 17,989,972	Credit Suisse	(116,894)
2/28/11	Indian Rupee 786,940,000	United States Dollar 17,155,875	HSBC Bank USA	(111,474)
2/28/11	Indian Rupee 652,760,000	United States Dollar 14,230,652	Standard Chartered Bank	(92,467)
2/28/11	Indian Rupee 708,300,000	United States Dollar 15,441,465	Standard Chartered Bank	(100,334)
2/28/11	Swedish Krona 618,099,400	Euro 68,852,137	Goldman Sachs, Inc.	1,499,333
2/28/11	Swedish Krona 339,160,000	Euro 37,763,328	Standard Chartered Bank	845,736
3/2/11	Brazilian Real 30,700,000	United States Dollar 18,261,852	Goldman Sachs, Inc.	30,467
3/2/11	Georgian Lari 931,850	United States Dollar 500,000	Liberty Capital Market	16,053
3/7/11	South Korean Won 11,605,800,000	United States Dollar 10,317,642	Bank of America	18,531
3/7/11	South Korean Won 18,450,000,000	United States Dollar 16,402,187	Barclays Bank PLC	29,459
3/7/11	South Korean Won 14,254,000,000	United States Dollar 12,672,475	Credit Suisse	22,196
3/7/11	South Korean Won 10,894,000,000	United States Dollar 9,684,589	Goldman Sachs, Inc.	17,653
3/14/11	Indian Rupee 99,700,000	United States Dollar 2,173,534	Deutsche Bank	(19,721)
3/15/11	Serbian Dinar 513,590,000	Euro 4,713,132	Barclays Bank PLC	199,312
3/16/11	Serbian Dinar 509,715,000	Euro 4,715,217	Barclays Bank PLC	144,649
3/17/11	Serbian Dinar 499,655,000	Euro 4,652,714	Barclays Bank PLC	98,365
3/17/11	Serbian Dinar 399,575,000	Euro 3,722,170	HSBC Bank USA	76,766
3/18/11	Malaysian Ringgit 19,466,000	United States Dollar 6,342,783	Bank of America	12,267
3/18/11	Malaysian Ringgit 10,911,000	United States Dollar 3,555,230	Citigroup Global Markets	6,876
3/18/11	Serbian Dinar 498,560,000	Euro 4,676,923	Citigroup Global Markets	49,464
3/18/11	Serbian Dinar 466,200,000	Euro 4,382,815	Credit Suisse	33,313
3/18/11	Serbian Dinar 467,650,000	Euro 4,382,849	HSBC Bank USA	52,023
3/18/11	Swedish Krona 633,960,100	Euro 70,536,803	Standard Chartered Bank	1,597,737

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/21/11	Norwegian Krone 420,000,000	Euro 53,530,461	Goldman Sachs, Inc.	$(699,283)
3/21/11	Serbian Dinar 1,410,590,000	Euro 13,326,311	Citigroup Global Markets	(1,958)
3/24/11	New Taiwan Dollar 147,300,000	United States Dollar 5,113,341	Citigroup Global Markets	(35,380)
3/29/11	Indian Rupee 536,200,000	United States Dollar 11,716,377	Deutsche Bank	(164,077)
3/29/11	Indian Rupee 621,700,000	United States Dollar 13,586,101	Standard Chartered Bank	(191,725)
3/29/11	Indonesian Rupiah 82,285,000,000	United States Dollar 9,037,342	Citigroup Global Markets	(47,349)
3/29/11	South Korean Won 23,070,000,000	United States Dollar 19,968,839	Bank of America	550,595
3/29/11	South Korean Won 23,280,100,000	United States Dollar 20,151,569	Credit Suisse	554,737
3/31/11	Indonesian Rupiah 37,500,000,000	United States Dollar 4,135,421	Standard Chartered Bank	(39,807)
3/31/11	Polish Zloty 381,795,500	Euro 95,628,178	HSBC Bank USA	1,503,943
4/6/11	Indonesian Rupiah 88,416,700,000	United States Dollar 9,826,261	Barclays Bank PLC	(180,365)
4/6/11	Indonesian Rupiah 102,669,300,000	United States Dollar 11,408,968	Credit Suisse	(208,171)
4/6/11	Indonesian Rupiah 102,669,300,000	United States Dollar 11,410,236	Deutsche Bank	(209,439)
4/6/11	Indonesian Rupiah 88,416,700,000	United States Dollar 9,824,078	Standard Chartered Bank	(178,181)
4/6/11	Polish Zloty 262,766,860	Euro 66,926,509	Goldman Sachs, Inc.	(525,515)
4/6/11	Serbian Dinar 504,718,000	Euro 4,634,692	HSBC Bank USA	154,150
4/7/11	Swedish Krona 278,127,000	Euro 30,896,803	Credit Suisse	741,854
4/7/11	Swedish Krona 170,081,000	Euro 18,956,310	Credit Suisse	368,552
4/7/11	Swedish Krona 82,280,000	Euro 9,224,939	Goldman Sachs, Inc.	103,797
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	HSBC Bank USA	64,128
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	JPMorgan Chase Bank	64,128
4/11/11	Malaysian Ringgit 63,024,000	United States Dollar 20,429,836	Citigroup Global Markets	126,775
4/11/11	Malaysian Ringgit 63,246,000	United States Dollar 20,499,806	Credit Suisse	129,216
4/11/11	Malaysian Ringgit 66,140,000	United States Dollar 21,434,358	Deutsche Bank	138,602
4/11/11	Malaysian Ringgit 53,540,000	United States Dollar 17,355,506	Goldman Sachs, Inc.	107,698
4/11/11	Malaysian Ringgit 53,550,000	United States Dollar 17,357,622	JPMorgan Chase Bank	108,843
4/12/11	Indonesian Rupiah 98,655,000,000	United States Dollar 10,841,209	Barclays Bank PLC	(91,549)
4/12/11	Indonesian Rupiah 63,043,500,000	United States Dollar 6,929,380	Credit Suisse	(60,026)
4/12/11	Indonesian Rupiah 68,106,500,000	United States Dollar 7,490,816	Deutsche Bank	(69,786)
4/13/11	Czech Koruna 51,840,000	Euro 2,112,297	Goldman Sachs, Inc.	41,860

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
4/13/11	Israeli Shekel 122,129,820	United States Dollar 34,418,230	Credit Suisse	$(1,513,079)
4/13/11	Polish Zloty 242,711,500	Euro 61,884,625	Bank of America	(616,985)
4/13/11	Serbian Dinar 493,594,000	Euro 4,532,544	Citigroup Global Markets	132,897
4/14/11	Serbian Dinar 758,370,000	Euro 7,028,452	HSBC Bank USA	111,993
4/14/11	Serbian Dinar 306,550,000	Euro 2,839,741	JPMorgan Chase Bank	47,070
4/15/11	Serbian Dinar 992,180,000	Euro 9,132,732	Citigroup Global Markets	227,096
4/18/11	Serbian Dinar 500,920,000	Euro 4,640,296	Citigroup Global Markets	66,621
4/19/11	Indonesian Rupiah 56,164,960,000	United States Dollar 6,102,897	Bank of America	8,217
4/19/11	Indonesian Rupiah 44,259,840,000	United States Dollar 4,808,239	Credit Suisse	7,521
4/21/11	Serbian Dinar 466,049,000	Euro 4,351,531	Deutsche Bank	7,955
4/21/11	Serbian Dinar 996,530,000	Euro 9,287,325	HSBC Bank USA	40,732
4/21/11	Serbian Dinar 535,250,000	Euro 5,000,000	Standard Chartered Bank	5,943
4/26/11	Serbian Dinar 382,700,000	Euro 3,578,308	Credit Suisse	(10,088)
4/27/11	Indonesian Rupiah 107,248,500,000	United States Dollar 11,667,591	Credit Suisse	(17,269)
4/27/11	Indonesian Rupiah 110,896,500,000	United States Dollar 12,068,397	Standard Chartered Bank	(21,795)
4/27/11	Serbian Dinar 533,000,000	Euro 5,000,000	Barclays Bank PLC	(39,142)
4/27/11	Serbian Dinar 939,200,000	Euro 8,794,007	HSBC Bank USA	(46,406)
5/2/11	New Turkish Lira 34,910,000	United States Dollar 21,509,550	Deutsche Bank	(26,473)
5/26/11	Yuan Renminbi 110,068,275	United States Dollar 16,715,000	Bank of America	59,087
5/26/11	Yuan Renminbi 137,096,280	United States Dollar 20,810,000	Barclays Bank PLC	83,076
5/26/11	Yuan Renminbi 145,583,530	United States Dollar 22,105,000	Citigroup Global Markets	81,509
5/26/11	Yuan Renminbi 164,700,000	United States Dollar 25,000,000	JPMorgan Chase Bank	99,804
5/31/11	Georgian Lari 936,300	United States Dollar 500,000	Liberty Capital Market	15,991
5/31/11	Georgian Lari 889,624	United States Dollar 500,000	Liberty Capital Market	(9,732)
6/3/11	Yuan Renminbi 80,700,000	United States Dollar 12,197,703	Bank of America	107,430
6/3/11	Yuan Renminbi 80,700,000	United States Dollar 12,192,174	Deutsche Bank	112,958
6/15/11	Yuan Renminbi 36,900,000	United States Dollar 5,586,677	Citigroup Global Markets	44,425
6/15/11	Yuan Renminbi 77,900,000	United States Dollar 11,785,174	HSBC Bank USA	102,708
7/18/11	Yuan Renminbi 105,300,000	United States Dollar 15,817,936	Citigroup Global Markets	287,452
8/9/11	Yuan Renminbi 61,650,000	United States Dollar 9,212,493	Bank of America	230,121

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/9/11	Yuan Renminbi 62,310,000	United States Dollar 9,315,294	Goldman Sachs, Inc.	$228,408
8/9/11	Yuan Renminbi 66,850,000	United States Dollar 9,989,540	Standard Chartered Bank	249,531
8/12/11	Yuan Renminbi 53,085,000	United States Dollar 7,955,193	Bank of America	176,945
8/12/11	Yuan Renminbi 66,775,000	United States Dollar 10,012,746	Credit Suisse	216,575
8/24/11	Yuan Renminbi 35,120,000	United States Dollar 5,259,060	Bank of America	124,661
8/31/11	Georgian Lari 940,800	United States Dollar 500,000	Liberty Capital Market	15,866
9/2/11	Yuan Renminbi 31,143,000	United States Dollar 4,639,899	Bank of America	136,603
9/13/11	Yuan Renminbi 53,072,000	United States Dollar 7,903,500	Credit Suisse	241,402
10/12/11	Yuan Renminbi 91,200,000	United States Dollar 14,099,096	Deutsche Bank	(79,673)
10/13/11	Zambian Kwacha 21,674,000,000	United States Dollar 4,402,600	Standard Chartered Bank	(69,533)
11/28/11	Yuan Renminbi 143,549,870	United States Dollar 22,105,000	Barclays Bank PLC	18,886
11/28/11	Yuan Renminbi 127,366,950	United States Dollar 19,610,000	Deutsche Bank	19,776
11/28/11	Yuan Renminbi 153,999,533	United States Dollar 23,705,000	JPMorgan Chase Bank	29,386
11/28/11	Yuan Renminbi 124,768,950	United States Dollar 19,210,000	Standard Chartered Bank	19,373
12/1/11	Georgian Lari 1,809,218	United States Dollar 1,000,000	Liberty Capital Market	(12,782)
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	Citigroup Global Markets	(182,186)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	Barclays Bank PLC	(167,076)
1/30/12	Yuan Renminbi 116,669,030	United States Dollar 18,066,374	Bank of America	(24,428)
1/30/12	Yuan Renminbi 131,349,700	United States Dollar 20,363,347	Barclays Bank PLC	(51,151)
1/30/12	Yuan Renminbi 182,740,000	United States Dollar 28,334,858	Deutsche Bank	(75,557)
1/30/12	Yuan Renminbi 131,599,030	United States Dollar 20,398,839	Goldman Sachs, Inc.	(48,086)
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs, Inc.	1,101,589

				$14,129,745

At January 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $7,045,096 and a payable of $310,574.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
2/11	940 Brent Crude Oil	Short	$(90,817,040)	$(94,949,400)	$(4,132,360)
2/11	940 Light Sweet Crude Oil	Long	81,798,450	86,658,600	4,860,150
3/11	355 Euro-Bobl	Short	(57,721,861)	(56,780,169)	941,692
3/11	406 Euro-Bund	Short	(69,791,081)	(68,783,975)	1,007,106
3/11	232 Euro-Buxl	Short	(34,243,045)	(33,441,441)	801,604
3/11	161 Japan 10-Year Bond	Short	(275,554,093)	(274,649,366)	904,727

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
3/11	647 U.S. 2-Year Treasury Note	Short	$(141,581,845)	$(141,814,312)	$(232,467)
3/11	2,449 U.S. 5-Year Treasury Note	Short	(289,772,801)	(289,996,040)	(223,239)
3/11	3,407 U.S. 10-Year Treasury Note	Short	(415,126,100)	(411,554,953)	3,571,147
3/11	3,020 U.S. 30-Year Treasury Bond	Short	(364,426,986)	(364,287,500)	139,486

					$7,637,846

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(8,237)
Bank of America	ILS	29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(83,400)
Bank of America	ZAR	156,596	Receive	3-Month ZAR JIBAR	6.86	11/17/15	858,718
Bank of America	ZAR	101,794	Receive	3-Month ZAR JIBAR	7.26	11/16/20	1,198,899
Bank of America	ZAR	56,604	Receive	3-Month ZAR JIBAR	7.42	11/17/20	580,195
Bank of America	ZAR	141,361	Receive	3-Month ZAR JIBAR	7.31	11/19/20	1,585,261
Barclays Bank PLC	ILS	29,208	Receive	3-Month ILS TELBOR	5.15	3/5/20	(303,028)
Barclays Bank PLC	ILS	29,182	Receive	3-Month ILS TELBOR	5.16	3/8/20	(306,437)
Citigroup Global Markets	ZAR	92,325	Receive	3-Month ZAR JIBAR	7.29	11/19/20	1,053,177
Deutsche Bank	ZAR	71,965	Receive	3-Month ZAR JIBAR	6.71	11/19/15	451,670
Deutsche Bank	ZAR	140,405	Receive	3-Month ZAR JIBAR	7.26	11/16/20	1,653,654
Deutsche Bank	ZAR	176,815	Receive	3-Month ZAR JIBAR	7.32	11/18/20	1,983,673
Deutsche Bank	ZAR	85,673	Receive	3-Month ZAR JIBAR	7.27	11/19/20	993,742
Deutsche Bank	ZAR	63,800	Receive	3-Month ZAR JIBAR	7.77	11/26/20	437,624
Standard Chartered Bank	ZAR	100,000	Receive	3-Month ZAR JIBAR	7.77	11/26/20	685,931

							$10,781,442

ILS	-	Israeli Shekel

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
Iceland	Barclays Bank PLC	$5,000	1.70%		3/20/18	2.97%	$(354,217)
Iceland	Credit Suisse	5,000	1.70		3/20/18	2.97	(354,217)
Iceland	JPMorgan Chase Bank	6,600	1.75		3/20/18	2.97	(448,257)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.80	(269,323)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.80	(125,523)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.30	17,821
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.34	(31,453)
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.34	(110,002)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.25	291,117
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.30	268,037
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.34	(38,052)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.34	(61,329)
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	1.25	81,054
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/15	1.25	283,406
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/15	1.25	83,018
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/15	1.34	65,092
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/15	1.34	(33,079)
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/15	1.34	(86,538)

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
South Africa	Deutsche Bank	$12,500	1.00	%(1)	9/20/15	1.30%	$127,033
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.30	59,421
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.30	22,586
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.30	12,217
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.34	(66,410)
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/15	1.34	(34,275)
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/15	1.34	(80,563)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.25	147,485
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.25	79,089

							$(555,862)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$43,934
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(93,603)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	40,415
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	(78,061)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	155,962
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	86,572
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	40,209
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	30,094
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(189,447)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	102,381
Brazil	Citigroup Global Markets	9,440	1.00	(1)	12/20/20	47,133
Brazil	Credit Suisse	20,000	1.00	(1)	6/20/20	(6,349)
Brazil	Credit Suisse	14,225	1.00	(1)	6/20/20	(209,188)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	173,370
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	11,172
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	(178,737)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	48,481
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	47,133
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	28,352
Egypt	Bank of America	4,550	1.00	(1)	6/20/15	323,708
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	624,428
Egypt	Barclays Bank PLC	7,000	1.00	(1)	6/20/15	599,825
Egypt	Barclays Bank PLC	4,770	1.00	(1)	6/20/15	428,177
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	797,142
Egypt	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	429,529
Egypt	Citigroup Global Markets	3,050	1.00	(1)	12/20/15	226,921
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	576,042
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	552,168
Egypt	Credit Suisse	10,000	1.00	(1)	9/20/15	885,713
Egypt	Credit Suisse	11,000	1.00	(1)	12/20/15	864,072
Egypt	Credit Suisse	5,050	1.00	(1)	12/20/15	375,697
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	860,031
Egypt	Deutsche Bank	9,550	1.00	(1)	6/20/15	743,057
Egypt	Deutsche Bank	7,000	1.00	(1)	6/20/15	586,366
Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	337,753
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	318,967
Egypt	Deutsche Bank	2,375	1.00	(1)	6/20/15	204,026
Egypt	Deutsche Bank	10,000	1.00	(1)	9/20/15	885,713
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	718,633
Egypt	Deutsche Bank	5,700	1.00	(1)	9/20/15	472,778
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	317,336
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	229,363
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	704,482
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	580,095
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	573,150
Egypt	Goldman Sachs, Inc.	9,700	1.00	(1)	9/20/15	836,689

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Egypt	JPMorgan Chase Bank	$4,550	1.00	%(1)	6/20/15	$323,708
Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	1,401,124
Greece	Credit Suisse	20,000	0.20		6/20/20	7,415,882
Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	512,375
Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	6,742,924
Guatemala	Citigroup Global Markets	18,256	1.00	(1)	9/20/20	(12,834)
Italy	Credit Suisse	18,200	0.20		12/20/16	1,544,363
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	153,212
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	295,051
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	210,667
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	168,828
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	173,914
Lebanon	Citigroup Global Markets	4,600	3.30		9/20/14	13,435
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	195,672
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	169,562
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	156,860
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	141,146
Lebanon	Citigroup Global Markets	15,000	1.00	(1)	9/20/15	438,006
Lebanon	Citigroup Global Markets	6,000	1.00	(1)	9/20/15	135,699
Lebanon	Credit Suisse	8,800	1.00	(1)	3/20/15	387,821
Lebanon	Credit Suisse	4,600	1.00	(1)	3/20/15	201,163
Lebanon	Credit Suisse	9,900	1.00	(1)	6/20/15	503,436
Lebanon	Credit Suisse	5,000	1.00	(1)	9/20/15	145,229
Lebanon	Credit Suisse	22,710	1.00	(1)	12/20/15	766,765
Lebanon	Credit Suisse	8,300	1.00	(1)	12/20/15	313,541
Lebanon	Credit Suisse	5,000	1.00	(1)	12/20/15	179,021
Lebanon	Credit Suisse	4,450	1.00	(1)	12/20/15	168,926
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	294,268
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	250,460
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	249,178
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	257,836
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	238,248
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	168,817
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	105,577
Lebanon	Goldman Sachs, Inc.	3,600	1.00	(1)	9/20/15	104,565
Malaysia	Bank of America	3,900	0.83		12/20/14	(34,415)
Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(444,863)
Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	(65,773)
Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(450,603)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(87,731)
Philippines	Bank of America	3,500	1.00	(1)	12/20/15	(24,945)
Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	(201,569)
Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(240,190)
Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(264,591)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(175,733)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(175,256)
Philippines	Citigroup Global Markets	5,000	1.88		6/20/11	(39,493)
Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(114,090)
Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(267,975)
Philippines	Citigroup Global Markets	10,000	1.00	(1)	6/20/15	(196,937)
Philippines	Credit Suisse	5,000	1.88		6/20/11	(39,493)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(207,857)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(167,780)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(138,797)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(140,895)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	(231,049)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	6/20/15	(170,822)
Philippines	Goldman Sachs, Inc.	7,200	1.00	(1)	9/20/15	(62,033)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(167,780)
Philippines	HSBC Bank USA	5,000	1.00	(1)	9/20/15	(47,168)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(57,028)

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Philippines	HSBC Bank USA	$10,000	1.00	%(1)	9/20/15	$(166,759)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(183,067)
Philippines	JPMorgan Chase Bank	5,000	1.88		6/20/11	(39,493)
Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	(198,379)
Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	(175,733)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(189,260)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(162,468)
Philippines	Standard Chartered Bank	5,500	1.00	(1)	12/20/15	(39,199)
Russia	Bank of America	5,500	1.00	(1)	6/20/15	(22,408)
Russia	Bank of America	8,460	1.00	(1)	6/20/15	(270,586)
Russia	Bank of America	14,540	1.00	(1)	12/20/20	(31,093)
Russia	Barclays Bank PLC	8,510	1.00	(1)	12/20/20	(11,668)
Russia	Citigroup Global Markets	9,200	1.00	(1)	6/20/15	25,328
Russia	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	(159,921)
Russia	Credit Suisse	9,000	1.00	(1)	3/20/15	16,912
Russia	Credit Suisse	9,000	1.00	(1)	6/20/15	31,472
Russia	Deutsche Bank	9,300	1.00	(1)	6/20/15	32,521
Russia	Deutsche Bank	11,475	1.00	(1)	9/20/20	(65,394)
Russia	Deutsche Bank	8,200	1.00	(1)	12/20/20	(17,535)
Russia	Goldman Sachs, Inc.	9,000	1.00	(1)	6/20/15	(287,858)
Russia	Goldman Sachs, Inc.	12,425	1.00	(1)	9/20/20	(79,772)
Russia	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(190,681)
Serbia	HSBC Bank USA	7,000	1.30		5/20/11	14,267
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	26,830
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	47,157
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	241,293
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	54,247
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	(13,663)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	53,621
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	28,272
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(61,199)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(363,046)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	(296,247)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	172,263
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	88,596
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	(33,987)
South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	(51,612)
South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	(53,210)
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/20	(65,320)
South Africa	Credit Suisse	5,100	1.00	(1)	3/20/20	36,703
South Africa	Credit Suisse	4,600	1.00	(1)	3/20/20	(6,765)
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/20	(68,820)
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/20	(342,693)
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/20	200,397
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/20	75,355
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/20	(101)
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	49,282
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	(256)
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	(705)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	(51,873)
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	165,729
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/20	207,066
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/20	90,555
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	(57,247)
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	(102,415)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	40,293
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	32,469
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	(47,112)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	(58,306)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	(184,907)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,279,886

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Spain	Bank of America		$7,500	1.00	%(1)	9/20/20	$266,075
Spain	Barclays Bank PLC		11,400	1.00	(1)	3/20/20	1,083,318
Spain	Barclays Bank PLC		10,000	1.00	(1)	6/20/20	280,024
Spain	Barclays Bank PLC		7,412	1.00	(1)	9/20/20	116,011
Spain	Barclays Bank PLC		44,330	1.00	(1)	12/20/20	395,332
Spain	Barclays Bank PLC		5,200	1.00	(1)	12/20/20	56,221
Spain	Barclays Bank PLC		4,700	1.00	(1)	12/20/20	49,088
Spain	Citigroup Global Markets		11,400	1.00	(1)	3/20/20	922,894
Spain	Citigroup Global Markets		11,800	1.00	(1)	3/20/20	642,310
Spain	Citigroup Global Markets		5,000	1.00	(1)	9/20/20	275,764
Spain	Deutsche Bank		11,400	1.00	(1)	3/20/20	938,794
Spain	Deutsche Bank		11,800	1.00	(1)	3/20/20	642,310
Spain	Deutsche Bank		10,000	1.00	(1)	6/20/20	577,547
Spain	Deutsche Bank		13,950	1.00	(1)	6/20/20	577,288
Spain	Deutsche Bank		43,055	1.00	(1)	12/20/20	383,962
Spain	Deutsche Bank		12,825	1.00	(1)	12/20/20	301,590
Spain	Goldman Sachs, Inc.		5,000	1.00	(1)	6/20/20	136,777
Spain	Goldman Sachs, Inc.		8,543	1.00	(1)	9/20/20	116,592
Spain	JPMorgan Chase Bank		5,000	1.00	(1)	9/20/20	282,930
Spain	JPMorgan Chase Bank		15,000	1.00	(1)	9/20/20	67,510
Thailand	Bank of America		4,000	1.00	(1)	9/20/15	8,330
Thailand	Barclays Bank PLC		7,500	0.97		9/20/19	254,343
Thailand	Citigroup Global Markets		7,700	0.86		12/20/14	65,518
Thailand	Citigroup Global Markets		3,700	0.95		9/20/19	131,014
Thailand	Credit Suisse		5,000	1.00	(1)	9/20/15	(2,533)
Thailand	Deutsche Bank		10,000	1.00	(1)	3/20/15	(23,476)
Thailand	Goldman Sachs, Inc.		9,000	1.00	(1)	9/20/15	22,683
Thailand	Goldman Sachs, Inc.		4,700	1.00	(1)	9/20/15	11,873
Thailand	HSBC Bank USA		10,000	1.00	(1)	9/20/15	25,204
Thailand	JPMorgan Chase Bank		3,900	0.87		12/20/14	31,671
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	12,630
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	(388)
Turkey	Credit Suisse		5,000	2.87		7/20/11	(58,333)
Uruguay	Citigroup Global Markets		4,600	1.00	(1)	6/20/20	(21,335)
Uruguay	Deutsche Bank		9,200	1.00	(1)	6/20/20	(27,232)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	1,256,427
Banco de Sabadell, S.A.	JPMorgan Chase Bank		4,350	3.00	(1)	3/20/15	697,571
Citibank Corp.	Bank of America		16,801	1.00	(1)	9/20/20	(348,759)
Citibank Corp.	JPMorgan Chase Bank		18,407	1.00	(1)	9/20/20	(447,681)
Erste Group Bank AG	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	54,542
ING Verzekeringen N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	156,256
OAO Gazprom	Bank of America		9,300	1.00	(1)	6/20/20	(302,504)
OAO Gazprom	Bank of America		10,000	1.00	(1)	6/20/20	(384,556)
OAO Gazprom	Barclays Bank PLC		9,350	1.00	(1)	6/20/15	(140,267)
OAO Gazprom	Deutsche Bank		9,350	1.00	(1)	6/20/15	(143,735)
OAO Gazprom	Deutsche Bank		9,200	1.00	(1)	9/20/20	(150,802)
OAO Gazprom	Deutsche Bank		9,100	1.00	(1)	9/20/20	(182,556)
OAO Gazprom	Goldman Sachs, Inc.		9,200	1.00	(1)	9/20/20	(157,084)
OAO Gazprom	Goldman Sachs, Inc.		8,900	1.00	(1)	9/20/20	(203,761)
Rabobank Nederland N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	12,370
Raiffeisen Zentralbank	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	27,206
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	17,510	1.00	(1)	12/20/15	(183,785)
iTraxx Europe Senior Financials 5-Year Index	Credit Suisse	EUR	7,400	1.00	(1)	12/20/15	(125,312)
iTraxx Europe Senior Financials 5-Year Index	Credit Suisse	EUR	17,510	1.00	(1)	12/20/15	(188,614)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	14,150	1.00	(1)	12/20/15	855,715

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	16,650	1.00	%(1)	12/20/15	$39,884
iTraxx Europe Subordinated Financials 5-Year Index	Citigroup Global Markets	EUR	1,500	1.00	(1)	12/20/15	89,801
iTraxx Europe Subordinated Financials 5-Year Index	Credit Suisse	EUR	17,490	1.00	(1)	12/20/15	1,067,314
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	14,100	1.00	(1)	12/20/15	844,137
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	4,000	1.00	(1)	12/20/15	239,471
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	16,100	1.00	(1)	12/20/15	973,641

							$46,208,244

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $224,240,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate				Net Unrealized
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	(Depreciation)
Bank of America	TRY	17,118	$11,435	3 Month USD- LIBOR-BBA	8.28%	8/11/20	$186,708
Barclays Bank PLC	TRY	60,000	40,080	3 Month USD- LIBOR-BBA	8.25	8/11/20	734,386
Barclays Bank PLC	TRY	25,350	16,650	3 Month USD- LIBOR-BBA	8.32	8/16/20	(33,134)
Citigroup Global Markets	TRY	25,000	16,700	3 Month USD- LIBOR-BBA	8.20	8/11/20	361,530
Deutsche Bank	TRY	22,254	14,861	3 Month USD- LIBOR-BBA	8.26	8/11/20	257,530
Goldman Sachs, Inc.	TRY	34,237	22,802	3 Month USD- LIBOR-BBA	8.31	8/11/20	266,803
JPMorgan Chase Bank	TRY	27,000	18,012	3 Month USD- LIBOR-BBA	8.29	8/11/20	258,413
JPMorgan Chase Bank	TRY	20,000	13,333	3 Month USD- LIBOR-BBA	8.36	8/11/20	120,316

							$2,152,552

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Futures Contracts*	$4,860,150	$(4,132,360)
Commodity	Put Options Purchased	600,000	—

		$5,460,150	$(4,132,360)

Credit	Credit Default Swaps	$59,972,176	$(14,319,794)

		$59,972,176	$(14,319,794)

Equity	Put Options Purchased	$6,799,437	$—

		$6,799,437	$—

Foreign Exchange	Currency Options Purchased	$4,410,920	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	49,070,303	(99,987,408)

		$53,481,223	$(99,987,408)

Interest Rate	Cross-Currency Swaps	$2,185,686	$(33,134)
Interest Rate	Futures Contracts*	7,365,762	(455,706)
Interest Rate	Interest Rate Swaps	11,482,544	(701,102)

		$21,033,992	$(1,189,942)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,604,821,873

Gross unrealized appreciation	$130,610,200
Gross unrealized depreciation	(91,037,201)

Net unrealized appreciation	$39,572,999

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$1,394,523,757	$—	$1,394,523,757
Foreign Corporate Bonds & Notes	—	3,896,300	—	3,896,300
Corporate Bonds & Notes	—	638,399	—	638,399
Collateralized Mortgage Obligations	—	125,759,696	—	125,759,696
Commercial Mortgage-Backed Securities	—	54,907,766	—	54,907,766
Mortgage Pass-Throughs	—	1,087,146,323	—	1,087,146,323
U.S. Government Agency Obligations	—	375,267,058	—	375,267,058
U.S. Treasury Obligations	—	1,164,748,595	—	1,164,748,595
Common Stocks	—	122,325	—	122,325
Precious Metals	88,208,043	—	—	88,208,043
Currency Options Purchased	—	4,410,920	—	4,410,920
Put Options Purchased	—	7,399,437	—	7,399,437
Short-Term Investments —
Foreign Government Securities	—	3,529,692,196	196,544,669	3,726,236,865
U.S. Treasury Obligations	—	472,268,422	—	472,268,422
Repurchase Agreements	—	114,215,688	—	114,215,688
Other Securities	—	24,645,278	—	24,645,278

Total Investments	$88,208,043	$8,359,642,160	$196,544,669	$8,644,394,872

Forward Foreign Currency Exchange Contracts	$—	$49,070,303	$—	$49,070,303
Swaps Contracts	—	73,640,406	—	73,640,406
Futures Contracts	12,225,912	—	—	12,225,912

Total	$100,433,955	$8,482,352,869	$196,544,669	$8,779,331,493

Liability Description
Securities Sold Short	$—	$(19,914,853)	$—	$(19,914,853)
Forward Foreign Currency Exchange Contracts	—	(99,987,408)	—	(99,987,408)
Swaps Contracts	—	(15,054,030)	—	(15,054,030)
Futures Contracts	(4,588,066)	—	—	(4,588,066)

Total	$(4,588,066)	$(134,956,291)	$—	$(139,544,357)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Short-Term
Investments –
Foreign
Government
Securities
Balance as of October 31, 2010	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(8,324,191)
Cost of purchases	133,965,191
Proceeds from sales	—
Accrued discount (premium)	3,654,242
Transfers to Level 3*	67,249,427
Transfers from Level 3*	—

Balance as of January 31, 2011	$196,544,669

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(8,324,191)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to the effects of the market closure in Egypt.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Tax-Managed Global Dividend Income Fund	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 73.9%

Security	Shares	Value
Aerospace & Defense — 1.2%
United Technologies Corp.	175,000	$14,227,500

		$14,227,500

Beverages — 1.2%
PepsiCo, Inc.	225,000	$14,469,750

		$14,469,750

Building Products — 0.9%
Compagnie de Saint-Gobain	200,000	$11,536,942

		$11,536,942

Chemicals — 1.0%
Air Products and Chemicals, Inc.	145,000	$12,651,250

		$12,651,250

Commercial Banks — 1.0%
U.S. Bancorp	463,421	$12,512,367

		$12,512,367

Communications Equipment — 1.7%
Telefonaktiebolaget LM Ericsson, Class B	1,650,000	$20,342,543

		$20,342,543

Diversified Telecommunication Services — 1.1%
France Telecom SA	200,000	$4,362,025
Tele2 AB	400,000	8,841,454

		$13,203,479

Energy Equipment & Services — 4.0%
Schlumberger, Ltd.	250,000	$22,247,500
Seadrill, Ltd.	790,000	26,017,819

		$48,265,319

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	298,769	$16,751,978

		$16,751,978

Food Products — 3.0%
Nestle SA	668,000	$36,089,215

		$36,089,215

Health Care Providers & Services — 1.9%
Fresenius Medical Care AG & Co. KGaA	401,000	$23,459,316

		$23,459,316

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	320,000	$14,307,200
McDonald’s Corp.	400,000	29,468,000

		$43,775,200

Household Products — 2.0%
Henkel AG & Co. KGaA, PFC Shares	395,000	$24,033,216

		$24,033,216

Independent Power Producers & Energy Traders — 2.1%
International Power PLC	3,800,000	$25,688,126

		$25,688,126

1

Security	Shares	Value
Industrial Conglomerates — 1.6%
Siemens AG	150,000	$19,229,032

		$19,229,032

Insurance — 3.4%
MetLife, Inc.	295,000	$13,502,150
Progressive Corp.	775,758	15,367,766
Prudential Financial, Inc.	200,000	12,302,000

		$41,171,916

IT Services — 5.0%
Accenture PLC, Class A	555,000	$28,565,850
International Business Machines Corp.	200,000	32,400,000

		$60,965,850

Metals & Mining — 6.1%
BHP Billiton, Ltd. ADR	386,931	$34,448,467
Southern Copper Corp.	880,000	39,441,600

		$73,890,067

Multi-Utilities — 2.3%
CMS Energy Corp.	875,000	$17,062,500
National Grid PLC	1,250,000	11,085,878

		$28,148,378

Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp.	327,000	$31,042,110
Exxon Mobil Corp.	250,000	20,170,000
Royal Dutch Shell PLC, Class A	330,000	11,626,409
Total SA	340,000	19,895,541

		$82,734,060

Pharmaceuticals — 7.7%
Abbott Laboratories	335,000	$15,128,600
Merck & Co., Inc.	712,440	23,631,635
Novartis AG	590,000	32,845,195
Pfizer, Inc.	685,000	12,480,700
Roche Holding AG	60,000	9,128,278

		$93,214,408

Road & Rail — 4.4%
Canadian National Railway Co.	370,000	$25,123,000
Norfolk Southern Corp.	110,000	6,730,900
Union Pacific Corp.	230,000	21,764,900

		$53,618,800

Software — 4.3%
Microsoft Corp.	1,025,000	$28,418,125
Oracle Corp.	750,000	24,022,500

		$52,440,625

Specialty Retail — 2.1%
TJX Companies, Inc. (The)	535,000	$25,353,650

		$25,353,650

Tobacco — 2.2%
Philip Morris International, Inc.	467,000	$26,731,080

		$26,731,080

Wireless Telecommunication Services — 1.9%
Vodafone Group PLC ADR	811,000	$22,999,960

		$22,999,960

Total Common Stocks (identified cost $677,039,142)		$897,504,027

2

Preferred Stocks — 17.5%

Security	Shares	Value
Commercial Banks — 10.5%
Abbey National Capital Trust I, 8.963%(1)	1,750	$1,899,937
Bank of America Corp., 8.125%	8,750	9,234,986
Barclays Bank PLC, 7.434%(1)(2)	9,200	9,129,188
BBVA International SA Unipersonal, 5.919%(1)	6,250	4,846,075
BNP Paribas, 7.195%(1)(2)	9,920	9,572,909
CoBank, ACB, 11.00%(2)	150,000	8,381,250
Credit Agricole SA/London, 6.637%(1)(2)	3,205	2,816,717
DB Contingent Capital Trust II, 6.55%	78,923	1,814,440
Farm Credit Bank of Texas, Series I, 10.00%	8,400	8,893,500
HSBC Capital Funding LP, 10.176%(1)(2)	3,250	4,417,481
JPMorgan Chase & Co., 7.90%(1)	13,580	14,963,979
KeyCorp Capital X, 8.00%	75,000	1,946,250
KeyCorp, Series A, 7.75%	51,500	5,695,900
Landsbanki Islands HF, 7.431%(1)(2)(3)(4)(5)	14,750	0
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	11,350	8,143,625
Rabobank Nederland, 11.00%(1)(2)	1,075	1,404,248
Royal Bank of Scotland Group PLC, 7.648%(1)	3,020	2,721,183
Royal Bank of Scotland Group PLC, Series F, 7.65%	150,660	3,306,987
Royal Bank of Scotland Group PLC, Series H, 7.25%	120,000	2,517,600
Royal Bank of Scotland Group PLC, Series L, 5.75%	233,790	4,149,772
Santander Finance SA Unipersonal, 10.50%	112,372	3,144,169
Standard Chartered PLC, 6.409%(1)(2)	103	9,655,302
Wells Fargo & Co., 7.98%(1)	3,400	3,759,179
Wells Fargo & Co., Class A, 7.50%	5,350	5,577,375

		$127,992,052

Diversified Financial Services — 1.5%
Heller Financial, Inc., Series D, 6.95%	34,000	$3,377,689
PPTT, 2006-A GS, Class A, 5.991%(1)(2)	70	14,189,070

		$17,566,759

Electric Utilities — 0.6%
Entergy Arkansas, Inc., 6.45%	51,500	$1,281,063
Entergy Louisiana, LLC, 6.95%	50,600	4,973,034
Southern California Edison Co., 6.00%	15,000	1,424,062

		$7,678,159

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(2)	13,250	$1,040,125

		$1,040,125

Insurance — 3.3%
Aegon NV, 6.375%	64,485	$1,389,007
Allianz SE, 8.375%	66,520	1,752,390
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,711,700
AXA SA, 6.379%(1)(2)	2,550	2,322,826
AXA SA, 6.463%(1)(2)	9,090	8,122,124
Endurance Specialty Holdings, Ltd., Series A, 7.75%	181,550	4,740,270
ING Capital Funding Trust III, 3.903%(1)	11,750	11,270,388
PartnerRe, Ltd., 6.75%	139,700	3,491,103
RAM Holdings, Ltd., Series A, 7.50%(1)	5,000	2,500,313

		$40,300,121

Marine — 0.6%
Seaspan Corp., 9.50%	260,000	$6,734,000

		$6,734,000

3

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.9%
CapLease, Inc., Series A, 8.125%	225,000	$5,632,875
Developers Diversified Realty Corp., Series I, 7.50%	187,500	4,402,500
Regency Centers Corp., Series C, 7.45%	41,750	1,054,187

		$11,089,562

Total Preferred Stocks (identified cost $226,578,456)		$212,400,778

Corporate Bonds & Notes — 8.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 2.5%
Banco Industriale Comercial SA, 8.50%, 4/27/20(2)	$1,200	$1,240,500
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(6)(7)	8,600	9,019,250
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(6)(7)	1,500	1,481,250
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(6)	5,040	5,578,554
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(2)(6)	9,900	9,152,263
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(2)(6)	2,600	1,974,282
SunTrust Preferred Capital I, 5.853% to 12/15/11, 6/29/49(6)	3,100	2,379,250

		$30,825,349

Diversified Financial Services — 0.4%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(6)	$5,220	$5,291,775

		$5,291,775

Electric Utilities — 1.9%
Energisa SA, 9.50%, 1/29/49(2)	$2,610	$2,577,375
Integrys Energy Group, Inc., 6.11% to 12/1/16, 12/1/66(6)	6,800	6,603,949
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(6)	10,200	10,033,944
Wisconsin Energy Corp., 6.25% to 5/15/17, 5/15/67(6)	3,200	3,196,099

		$22,411,367

Insurance — 1.6%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(6)(7)	$3,865	$5,376,713
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(2)(6)	2,290	2,083,165
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(6)	12,285	11,226,033

		$18,685,911

Pipelines — 0.6%
Enbridge Energy Partners, LP, 8.05% to 10/1/17, 10/1/37, 10/1/77(6)(7)	$2,750	$2,913,818
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(6)	1,680	1,675,328
Enterprise Products Operating, LLC, 7.034% to 1/15/18, 1/15/68(6)	1,295	1,351,888
TransCanada Pipelines, Ltd., 6.35% to 5/15/17, 5/15/67(6)	1,290	1,295,734

		$7,236,768

Retail-Food and Drug — 1.2%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(6)(7)	$15,000	$14,460,735

		$14,460,735

Total Corporate Bonds & Notes (identified cost $92,512,425)		$98,911,905

4

Short-Term Investments — 0.3%

	Interest
Description	(000’s Omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(8)	$3,905	$3,905,013

Total Short-Term Investments (identified cost $3,905,013)		$3,905,013

Total Investments — 99.9% (identified cost $1,000,035,036)		$1,212,721,723

Other Assets, Less Liabilities — 0.1%		$1,594,303

Net Assets — 100.0%		$1,214,316,026

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

PPTT	-	Preferred Pass-Through Trust

(1)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $101,801,004 or 8.4% of the Fund’s net assets.

(3)		Non-income producing security.

(4)		Defaulted security.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Security converts to floating rate after the indicated fixed-rate coupon period.

(7)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $2,875.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	70.6%	$855,690,926
Switzerland	6.4	78,062,688
Germany	5.6	68,473,954
United Kingdom	4.8	58,374,772
France	3.4	41,373,062
Sweden	2.4	29,183,997
Ireland	2.4	28,565,850
Bermuda	2.1	26,017,819
Cayman Islands	0.9	11,226,033
Hong Kong	0.6	6,734,000
Brazil	0.3	3,817,875
Canada	0.1	1,295,734
Iceland	0.0	0

Long-Term Investments	99.6%	$1,208,816,710
Short-Term Investments		$3,905,013

Total Investments		$1,212,721,723

The Fund did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,015,626,336

Gross unrealized appreciation	$222,386,963
Gross unrealized depreciation	(25,291,576)

Net unrealized appreciation	$197,095,387

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$69,128,850	$—		$—	$69,128,850
Consumer Staples	57,952,808	60,122,431		—	118,075,239
Energy	73,459,610	57,539,769		—	130,999,379
Financials	53,684,283	—		—	53,684,283
Health Care	51,240,935	65,432,789		—	116,673,724
Industrials	87,075,332	11,536,942		—	98,612,274
Information Technology	113,406,475	20,342,543		—	133,749,018
Materials	86,541,317	—		—	86,541,317
Telecommunication Services	22,999,960	13,203,479		—	36,203,439
Utilities	17,062,500	36,774,004		—	53,836,504

Total Common Stocks	$632,552,070	$264,951,957	*	$—	$897,504,027

Preferred Stocks
Consumer Staples	$—	$1,040,125		$—	$1,040,125
Financials	53,574,135	143,374,359		0	196,948,494
Industrials	6,734,000	—		—	6,734,000
Utilities	—	7,678,159		—	7,678,159

Total Preferred Stocks	$60,308,135	$152,092,643		$0	$212,400,778

Corporate Bonds & Notes	$—	$98,911,905		$—	$98,911,905
Short-Term Investments	—	3,905,013		—	3,905,013

Total Investments	$692,860,205	$519,861,518		$0	$1,212,721,723

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended January 31, 2011 to require a reconciliation of Level 3 investments. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Tax-Managed International Equity Fund as of January 31, 2011 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $76,171,513 and the Fund owned 48.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Automobiles — 6.2%
Bayerische Motoren Werke AG	48,300	$3,706,884
Fiat SpA	78,400	760,799
Honda Motor Co., Ltd.	62,000	2,672,336
Nissan Motor Co., Ltd.	253,900	2,568,840

		$9,708,859

Beverages — 2.5%
Anheuser-Busch InBev NV ADR	26,400	$1,460,184
Central European Distribution Corp.(1)	20,800	477,152
Fomento Economico Mexicano SA de CV ADR	36,000	1,910,520

		$3,847,856

Capital Markets — 1.6%
3i Group PLC	195,000	$966,899
UBS AG(1)	83,900	1,502,175

		$2,469,074

Chemicals — 4.3%
Agrium, Inc.	33,200	$2,934,548
BASF SE	48,400	3,726,026

		$6,660,574

Commercial Banks — 12.9%
Banco Bradesco SA ADR	70,600	$1,335,752
Barclays PLC	412,000	1,929,585
BNP Paribas	43,300	3,231,849
BOC Hong Kong Holdings, Ltd.	692,500	2,239,149
DBS Group Holdings, Ltd.	402,300	4,743,769
HSBC Holdings PLC	160,000	1,744,487
Industrial & Commercial Bank of China, Ltd., Class H	1,862,730	1,394,088
Resona Holdings, Inc.	187,200	966,328
Societe Generale	39,700	2,564,345

		$20,149,352

Communications Equipment — 0.6%
AAC Acoustic Technologies Holdings, Inc.	350,000	$955,591

		$955,591

Diversified Financial Services — 1.3%
ORIX Corp.	21,200	$2,094,913

		$2,094,913

Diversified Telecommunication Services — 3.7%
BT Group PLC	1,047,800	$2,949,848
Koninklijke KPN NV	185,200	2,914,696

		$5,864,544

Electric Utilities — 0.8%
Hongkong Electric Holdings, Ltd.	189,500	$1,198,252

		$1,198,252

Electrical Equipment — 1.2%
ABB, Ltd. ADR(1)	82,900	$1,962,243

		$1,962,243

Electronic Equipment, Instruments & Components — 3.6%
FUJIFILM Holdings Corp.	125,600	$4,545,978

1

Security	Shares	Value
Hon Hai Precision Industry Co., Ltd.	272,480	$1,162,506

		$5,708,484

Energy Equipment & Services — 1.9%
OAO TMK GDR(1)	62,719	$1,261,916
Precision Drilling Corp.(1)	156,100	1,640,611

		$2,902,527

Food Products — 2.9%
Nestle SA	84,000	$4,538,165

		$4,538,165

Hotels, Restaurants & Leisure — 1.6%
Carnival PLC	26,500	$1,207,346
InterContinental Hotels Group PLC	61,100	1,288,511

		$2,495,857

Household Durables — 0.9%
Sony Corp.	43,000	$1,479,693

		$1,479,693

Household Products — 1.1%
Henkel AG & Co. KGaA	34,100	$1,755,219

		$1,755,219

Industrial Conglomerates — 7.7%
Cookson Group PLC(1)	263,700	$2,804,804
Keppel Corp., Ltd.	745,900	6,859,276
Siemens AG ADR	18,700	2,401,267

		$12,065,347

Insurance — 1.5%
Swiss Reinsurance Co., Ltd.	18,100	$1,034,704
Zurich Financial Services AG	4,800	1,312,397

		$2,347,101

Machinery — 3.4%
Atlas Copco AB	58,000	$1,262,068
Fiat Industrial SpA(1)	69,000	933,849
Volvo AB(1)	176,900	3,066,206

		$5,262,123

Media — 1.4%
Focus Media Holding, Ltd. ADR(1)	89,900	$2,239,409

		$2,239,409

Metals & Mining — 7.4%
Anglo American PLC ADR	107,400	$2,638,818
BHP Billiton PLC ADR	25,900	1,986,789
Thompson Creek Metals Co., Inc.(1)	182,600	2,472,404
Vale SA ADR	146,000	4,523,080

		$11,621,091

Office Electronics — 2.2%
Canon, Inc.	71,000	$3,494,884

		$3,494,884

Oil, Gas & Consumable Fuels — 9.2%
Afren PLC(1)	340,000	$790,154
CNOOC, Ltd.	840,000	1,871,970
HRT Participacoes em Petroleo SA(1)	1,700	1,854,045
Petroleo Brasileiro SA ADR	69,400	2,307,550
Rosneft Oil Co. GDR	333,900	2,856,401

2

Security	Shares	Value
Statoil ASA	45,000	$1,093,518
Total SA	62,400	3,651,417

		$14,425,055

Pharmaceuticals — 7.9%
AstraZeneca PLC ADR	43,100	$2,107,590
Genomma Lab Internacional SA de CV(1)	480,000	1,216,717
GlaxoSmithKline PLC ADR	48,500	1,762,005
Novartis AG	80,000	4,453,586
Novo Nordisk A/S, Class B	9,500	1,069,603
Sanofi-Aventis	25,100	1,715,402

		$12,324,903

Real Estate Management & Development — 1.5%
Brasil Brokers Participacoes SA	167,700	$814,883
Raven Russia, Ltd.	1,425,551	1,518,541

		$2,333,424

Semiconductors & Semiconductor Equipment — 0.6%
Infineon Technologies AG(1)	83,000	$879,239

		$879,239

Textiles, Apparel & Luxury Goods — 0.7%
LVMH Moet Hennessy Louis Vuitton SA	7,500	$1,170,363

		$1,170,363

Tobacco — 3.2%
British American Tobacco PLC	136,100	$5,026,550

		$5,026,550

Trading Companies & Distributors — 2.8%
Mitsubishi Corp.	39,000	$1,088,757
Mitsui & Co., Ltd.	195,000	3,291,514

		$4,380,271

Wireless Telecommunication Services — 3.2%
Turkcell Iletisim Hizmetleri AS ADR	158,000	$2,442,680
Vodafone Group PLC ADR	88,000	2,495,680

		$4,938,360

Total Common Stocks (identified cost $141,138,484)		$156,299,323

Short-Term Investments — 0.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(2)	$588	$588,287

Total Short-Term Investments (identified cost $588,287)		$588,287

Total Investments — 100.2% (identified cost $141,726,771)		$156,887,610

Other Assets, Less Liabilities — (0.2)%		$(333,498)

Net Assets — 100.0%		$156,554,112

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $117.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	19.0%	$29,699,066
Japan	14.2	22,203,243
Switzerland	9.4	14,803,270
Germany	8.0	12,468,635
France	7.9	12,333,376
Singapore	7.4	11,603,045
Brazil	6.9	10,835,310
Canada	4.5	7,047,563
Russia	3.6	5,636,858
China	3.5	5,505,467
Hong Kong	2.8	4,392,992
Sweden	2.8	4,328,274
Mexico	2.0	3,127,237
Netherlands	1.9	2,914,696
Turkey	1.5	2,442,680
Italy	1.1	1,694,648
Belgium	0.9	1,460,184
Taiwan	0.7	1,162,506
Norway	0.7	1,093,518
Denmark	0.7	1,069,603
United States	0.4	588,287
Poland	0.3	477,152

Total Investments	100.2%	$156,887,610

The Portfolio did not have any financial instruments outstanding at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$142,258,390

Gross unrealized appreciation	$15,775,619
Gross unrealized depreciation	(1,146,399)

Net unrealized appreciation	$14,629,220

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$2,239,409	$14,854,772		$—	$17,094,181
Consumer Staples	3,847,856	11,319,934		—	15,167,790
Energy	5,802,206	11,525,376		—	17,327,582
Financials	3,669,176	25,724,688		—	29,393,864
Health Care	5,086,312	7,238,591		—	12,324,903
Industrials	5,297,359	18,372,625		—	23,669,984
Information Technology	—	11,038,198		—	11,038,198
Materials	14,555,639	3,726,026		—	18,281,665
Telecommunication Services	4,938,360	5,864,544		—	10,802,904
Utilities	1,198,252	—		—	1,198,252

Total Common Stocks	$46,634,569	$109,664,754	*	$—	$156,299,323

Short-Term Investments	—	588,287		—	588,287

Total Investments	$46,634,569	$110,253,041		$—	$156,887,610

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Mid-Cap Core Fund as of January 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $57,368,134 and the Fund owned 61.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Auto Components — 2.2%
BorgWarner, Inc.(1)	30,000	$2,022,000

		$2,022,000

Beverages — 1.1%
Hansen Natural Corp.(1)	18,000	$1,019,520

		$1,019,520

Capital Markets — 5.5%
Affiliated Managers Group, Inc.(1)	27,400	$2,790,142
Greenhill & Co., Inc.	19,000	1,318,980
SEI Investments Co.	45,000	1,041,750

		$5,150,872

Chemicals — 1.3%
RPM International, Inc.	50,000	$1,171,500

		$1,171,500

Commercial Banks — 4.6%
City National Corp.	24,200	$1,398,518
Cullen/Frost Bankers, Inc.	15,000	866,700
Trustmark Corp.	60,000	1,439,400
Umpqua Holdings Corp.	54,900	602,253

		$4,306,871

Communications Equipment — 2.0%
Acme Packet, Inc.(1)	17,000	$914,260
F5 Networks, Inc.(1)	9,000	975,420

		$1,889,680

Construction & Engineering — 1.1%
Chicago Bridge & Iron Co. NV(1)	15,000	$493,350
Jacobs Engineering Group, Inc.(1)	11,000	565,070

		$1,058,420

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	6,000	$501,000

		$501,000

Containers & Packaging — 3.3%
Rock-Tenn Co., Class A	19,000	$1,268,250
Sonoco Products Co.	52,000	1,848,600

		$3,116,850

Electric Utilities — 1.3%
DPL, Inc.	45,000	$1,178,100

		$1,178,100

Electrical Equipment — 2.9%
AMETEK, Inc.	66,000	$2,691,480

		$2,691,480

Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp., Class A	25,600	$1,416,704
FLIR Systems, Inc.(1)	45,000	1,396,800
National Instruments Corp.	28,000	1,184,680

		$3,998,184

1

Security	Shares	Value
Energy Equipment & Services — 4.5%
Dril-Quip, Inc.(1)	12,000	$925,440
FMC Technologies, Inc.(1)	19,000	1,786,000
Oceaneering International, Inc.(1)	19,000	1,467,370

		$4,178,810

Food & Staples Retailing — 0.6%
Ruddick Corp.	18,000	$606,600

		$606,600

Food Products — 1.9%
Diamond Foods, Inc.	12,000	$597,240
Green Mountain Coffee Roasters, Inc.(1)	35,000	1,175,300

		$1,772,540

Gas Utilities — 2.8%
AGL Resources, Inc.	30,000	$1,101,000
National Fuel Gas Co.	22,500	1,537,650

		$2,638,650

Health Care Equipment & Supplies — 1.1%
DENTSPLY International, Inc.	28,400	$1,007,632

		$1,007,632

Health Care Providers & Services — 2.6%
Henry Schein, Inc.(1)	21,000	$1,378,860
Universal Health Services, Inc., Class B	25,000	1,052,500

		$2,431,360

Health Care Technology — 1.7%
Allscripts Healthcare Solutions, Inc.(1)	75,000	$1,583,250

		$1,583,250

Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.(1)	3,000	$656,760

		$656,760

Household Durables — 1.2%
Mohawk Industries, Inc.(1)	20,000	$1,111,000

		$1,111,000

Household Products — 0.3%
Church & Dwight Co., Inc.	4,000	$275,240

		$275,240

Insurance — 4.0%
Arthur J. Gallagher & Co.	40,000	$1,187,200
HCC Insurance Holdings, Inc.	40,000	1,211,200
Markel Corp.(1)	3,200	1,288,000

		$3,686,400

Internet & Catalog Retail — 3.2%
Netflix, Inc.(1)	13,800	$2,954,304

		$2,954,304

Internet Software & Services — 2.2%
GSI Commerce, Inc.(1)	40,000	$921,600
MercadoLibre, Inc.(1)	16,000	1,084,480

		$2,006,080

IT Services — 1.7%
Jack Henry & Associates, Inc.	52,200	$1,543,032

		$1,543,032

2

Security	Shares	Value
Life Sciences Tools & Services — 3.3%
Bio-Rad Laboratories, Inc., Class A(1)	13,000	$1,415,440
Mettler-Toledo International, Inc.(1)	11,200	1,670,928

		$3,086,368

Machinery — 8.3%
Donaldson Co., Inc.	36,000	$2,109,600
Graco, Inc.	34,000	1,444,320
IDEX Corp.	55,000	2,181,300
Snap-On, Inc.	20,000	1,132,600
Valmont Industries, Inc.	9,000	836,460

		$7,704,280

Media — 1.3%
Morningstar, Inc.	23,000	$1,228,660

		$1,228,660

Metals & Mining — 1.4%
Cliffs Natural Resources, Inc.	15,000	$1,281,900

		$1,281,900

Multi-Utilities — 1.6%
OGE Energy Corp.	33,000	$1,514,370

		$1,514,370

Multiline Retail — 1.1%
Dollar Tree, Inc.(1)	19,500	$986,310

		$986,310

Oil, Gas & Consumable Fuels — 5.3%
Arch Coal, Inc.	30,000	$1,027,500
Denbury Resources, Inc.(1)	105,000	2,136,750
Newfield Exploration Co.(1)	24,000	1,756,080

		$4,920,330

Pharmaceuticals — 2.1%
Mylan, Inc.(1)	85,000	$1,968,600

		$1,968,600

Real Estate Investment Trusts (REITs) — 3.3%
Health Care REIT, Inc.	28,000	$1,374,240
Rayonier, Inc.	28,000	1,657,880

		$3,032,120

Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	25,000	$1,025,000

		$1,025,000

Semiconductors & Semiconductor Equipment — 1.5%
Microchip Technology, Inc.	37,650	$1,373,096

		$1,373,096

Software — 2.7%
ANSYS, Inc.(1)	31,200	$1,636,440
Fair Isaac Corp.	34,000	862,920

		$2,499,360

Specialty Retail — 2.8%
O’Reilly Automotive, Inc.(1)	28,000	$1,591,240
Ross Stores, Inc.	15,000	978,000

		$2,569,240

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	24,000	$1,463,520

		$1,463,520

Thrifts & Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	70,000	$853,300

		$853,300

Trading Companies & Distributors — 1.3%
Aircastle, Ltd.	110,000	$1,168,200

		$1,168,200

Total Common Stocks — 98.2% (identified cost $60,821,362)		$91,230,789

Other Assets, Less Liabilities — 1.8%		$1,634,536

Net Assets — 100.0%		$92,865,325

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,932,447

Gross unrealized appreciation	$30,500,990
Gross unrealized depreciation	(202,648)

Net unrealized appreciation	$30,298,342

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$91,230,789	$—	$—	$91,230,789

Total Investments	$91,230,789	$—	$—	$91,230,789

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of January 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $69,165,346 and the Fund owned 56.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%(1)

Security	Shares	Value
Aerospace & Defense — 1.3%
Precision Castparts Corp.	11,100	$1,587,189

		$1,587,189

Auto Components — 1.1%
Dana Holding Corp.(2)	77,200	$1,383,424

		$1,383,424

Automobiles — 1.7%
Ford Motor Co.(2)	134,400	$2,143,680

		$2,143,680

Beverages — 1.3%
Anheuser-Busch InBev NV ADR	29,100	$1,609,521

		$1,609,521

Building Products — 1.0%
Armstrong World Industries, Inc.	28,935	$1,175,050

		$1,175,050

Capital Markets — 3.0%
Lazard, Ltd., Class A	47,500	$1,981,700
State Street Corp.	35,700	1,667,904

		$3,649,604

Chemicals — 4.5%
Albemarle Corp.	19,700	$1,106,352
Celanese Corp., Class A	29,900	1,240,551
Monsanto Co.	24,200	1,775,796
Mosaic Co. (The)	17,700	1,434,408

		$5,557,107

Commercial Banks — 0.9%
CIT Group, Inc.(2)	23,000	$1,096,870

		$1,096,870

Commercial Services & Supplies — 1.0%
Waste Connections, Inc.	44,550	$1,290,614

		$1,290,614

Communications Equipment — 7.6%
Acme Packet, Inc.(2)	33,300	$1,790,874
Brocade Communications Systems, Inc.(2)	251,400	1,417,896
QUALCOMM, Inc.	60,900	3,296,517
Research In Motion, Ltd.(2)	49,200	2,908,212

		$9,413,499

Computers & Peripherals — 9.7%
Apple, Inc.(2)	21,900	$7,431,108
EMC Corp.(2)	164,000	4,081,960
Quantum Corp.(2)	174,000	468,060

		$11,981,128

Construction & Engineering — 2.6%
Foster Wheeler AG(2)	36,000	$1,325,160
Shaw Group, Inc. (The)(2)	50,300	1,899,831

		$3,224,991

1

Security	Shares	Value
Diversified Financial Services — 1.2%
CME Group, Inc.	4,900	$1,511,944

		$1,511,944

Electrical Equipment — 2.5%
Emerson Electric Co.	21,400	$1,260,032
Regal Beloit Corp.	26,900	1,795,306

		$3,055,338

Energy Equipment & Services — 6.0%
Halliburton Co.	67,000	$3,015,000
Patterson-UTI Energy, Inc.	29,700	693,198
Rowan Cos., Inc.(2)	37,200	1,275,216
Tidewater, Inc.	41,400	2,462,886

		$7,446,300

Food Products — 2.0%
Flowers Foods, Inc.	50,300	$1,269,069
Green Mountain Coffee Roasters, Inc.(2)	37,400	1,255,892

		$2,524,961

Health Care Equipment & Supplies — 0.5%
Analogic Corp.	12,300	$628,161

		$628,161

Health Care Providers & Services — 3.7%
AmerisourceBergen Corp.	44,200	$1,585,012
Express Scripts, Inc.(2)	23,700	1,335,021
Lincare Holdings, Inc.	60,550	1,637,878

		$4,557,911

Hotels, Restaurants & Leisure — 1.0%
Yum! Brands, Inc.	27,000	$1,262,520

		$1,262,520

Household Durables — 1.6%
Tempur-Pedic International, Inc.(2)	45,872	$2,001,854

		$2,001,854

Household Products — 1.0%
Henkel AG & Co. KGaA	24,100	$1,240,492

		$1,240,492

Insurance — 0.8%
Lincoln National Corp.	32,900	$948,836

		$948,836

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(2)	12,000	$2,035,680
Priceline.com, Inc.(2)	3,700	1,585,524

		$3,621,204

Internet Software & Services — 5.4%
Google, Inc., Class A(2)	4,700	$2,821,692
Rackspace Hosting, Inc.(2)	78,900	2,643,939
VeriSign, Inc.	34,600	1,164,290

		$6,629,921

IT Services — 0.8%
Accenture PLC, Class A	18,800	$967,636

		$967,636

Machinery — 3.8%
Danaher Corp.	33,900	$1,561,434
Kennametal, Inc.	30,800	1,250,480

2

Security	Shares	Value
Parker Hannifin Corp.	20,400	$1,823,964

		$4,635,878

Media — 0.7%
IMAX Corp.(2)	33,800	$864,942

		$864,942

Metals & Mining — 1.1%
Cliffs Natural Resources, Inc.	16,400	$1,401,544

		$1,401,544

Multiline Retail — 1.8%
Target Corp.	41,400	$2,269,962

		$2,269,962

Oil, Gas & Consumable Fuels — 7.0%
Cabot Oil & Gas Corp.	34,000	$1,415,420
Hess Corp.	29,500	2,481,540
James River Coal Co.(2)	88,500	1,989,923
NAL Energy Corp.	100,000	1,291,257
Rosetta Resources, Inc.(2)	35,855	1,432,407

		$8,610,547

Pharmaceuticals — 4.1%
Allergan, Inc.	13,500	$953,235
Teva Pharmaceutical Industries, Ltd. ADR	40,500	2,213,325
Warner Chilcott PLC, Class A	81,000	1,943,190

		$5,109,750

Road & Rail — 1.0%
Kansas City Southern(2)	25,332	$1,266,093

		$1,266,093

Semiconductors & Semiconductor Equipment — 5.5%
Atheros Communications, Inc.(2)	27,500	$1,226,225
Cirrus Logic, Inc.(2)	78,700	1,655,061
Cree, Inc.(2)	23,300	1,176,417
Cypress Semiconductor Corp.(2)	124,000	2,684,600

		$6,742,303

Software — 3.3%
Oracle Corp.	125,200	$4,010,156

		$4,010,156

Specialty Retail — 0.5%
Advance Auto Parts, Inc.	9,896	$632,750

		$632,750

Textiles, Apparel & Luxury Goods — 2.2%
NIKE, Inc., Class B	17,600	$1,451,648
Warnaco Group, Inc. (The)(2)	25,800	1,317,864

		$2,769,512

Trading Companies & Distributors — 2.0%
WESCO International, Inc.(2)	43,246	$2,423,938

		$2,423,938

Wireless Telecommunication Services — 1.5%
Crown Castle International Corp.(2)	42,700	$1,800,659

		$1,800,659

Total Common Stocks — 99.6% (identified cost $102,334,592)		$123,047,789

3

Covered Call Options Written — (0.1)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Acme Packet, Inc.	120	$62.50	3/19/11	$(24,000)
Amazon.com, Inc.	30	180.00	3/19/11	(10,500)
Apple, Inc.	40	355.00	3/19/11	(22,900)
Cypress Semiconductor Corp.	295	25.00	3/19/11	(5,900)
Dana Holding Corp.	175	19.00	3/19/11	(11,813)
Hess Corp.	80	85.00	3/19/11	(24,400)
Mosaic Co. (The)	45	85.00	3/19/11	(13,725)
QUALCOMM, Inc.	120	57.50	3/19/11	(6,240)
Rosetta Resources, Inc.	90	40.00	3/19/11	(24,525)
Rowan Cos., Inc.	95	37.00	3/19/11	(5,700)

Total Covered Call Options Written (premiums received $111,227)				$(149,703)

Other Assets, Less Liabilities — 0.5%				$642,585

Net Assets — 100.0%				$123,540,671

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

During the fiscal year to date ended January 31, 2011, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $887.

(1)		A portion of each applicable common stock for which a written call option is outstanding at January 31, 2011 has been pledged as collateral for such written option.

(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,209,576

Gross unrealized appreciation	$21,094,458
Gross unrealized depreciation	(1,256,245)

Net unrealized appreciation	$19,838,213

Written call options activity for the fiscal year to date ended January 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Options written	1,090	111,227

Outstanding, end of period	1,090	$111,227

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $149,703.

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$16,949,848	$—		$—	$16,949,848
Consumer Staples	4,134,482	1,240,492		—	5,374,974
Energy	16,056,847	—		—	16,056,847
Financials	7,207,254	—		—	7,207,254
Health Care	10,295,822	—		—	10,295,822
Industrials	18,659,091	—		—	18,659,091
Information Technology	39,744,643	—		—	39,744,643
Materials	6,958,651	—		—	6,958,651
Telecommunication Services	1,800,659	—		—	1,800,659

Total Common Stocks	$121,807,297	$1,240,492	*	$—	$123,047,789

Total Investments	$121,807,297	$1,240,492		$—	$123,047,789

Liability Description

Covered Call Options Written	$(149,703)	$—		$—	$(149,703)

Total	$(149,703)	$—		$—	$(149,703)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Small-Cap Fund as of January 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $151,987,829 and the Fund owned 80.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Aerospace & Defense — 2.4%
Aerovironment, Inc.(1)	115,930	$3,269,226
KEYW Holding Corp. (The)(1)	85,153	1,240,679

		$4,509,905

Auto Components — 3.4%
Dana Holding Corp.(1)	200,490	$3,592,781
Tenneco, Inc.(1)	68,290	2,822,425

		$6,415,206

Building Products — 3.1%
Armstrong World Industries, Inc.	74,960	$3,044,126
Trex Co., Inc.(1)	121,090	2,818,975

		$5,863,101

Capital Markets — 4.5%
Greenhill & Co., Inc.	37,570	$2,608,109
Lazard, Ltd., Class A	72,880	3,040,554
Stifel Financial Corp.(1)	45,900	2,944,944

		$8,593,607

Chemicals — 3.2%
Kraton Performance Polymers, Inc.(1)	99,810	$3,133,036
NewMarket Corp.	23,120	2,933,003

		$6,066,039

Commercial Banks — 3.8%
PrivateBancorp, Inc.	70,720	$1,086,967
SVB Financial Group(1)	55,430	2,908,412
Texas Capital Bancshares, Inc.(1)	43,010	1,049,014
Webster Financial Corp.	93,490	2,139,051

		$7,183,444

Commercial Services & Supplies — 2.3%
Team, Inc.(1)	166,894	$4,265,811

		$4,265,811

Communications Equipment — 2.6%
Brocade Communications Systems, Inc.(1)	516,450	$2,912,778
Sycamore Networks, Inc.	94,600	1,973,356

		$4,886,134

Computers & Peripherals — 1.4%
Quantum Corp.(1)	1,019,420	$2,742,240

		$2,742,240

Construction & Engineering — 1.7%
Shaw Group, Inc. (The)(1)	84,060	$3,174,946

		$3,174,946

Distributors — 1.6%
LKQ Corp.(1)	124,190	$3,000,430

		$3,000,430

Electronic Equipment, Instruments & Components — 2.1%
Elster Group SE ADR(1)	49,740	$791,363
National Instruments Corp.	74,810	3,165,211

		$3,956,574

1

Security	Shares	Value
Energy Equipment & Services — 3.3%
Patterson-UTI Energy, Inc.	134,830	$3,146,932
Tidewater, Inc.	51,860	3,085,152

		$6,232,084

Food Products — 4.0%
Corn Products International, Inc.	62,540	$2,884,970
Flowers Foods, Inc.	110,750	2,794,223
Mead Johnson Nutrition Co., Class A	31,930	1,850,982

		$7,530,175

Health Care Equipment & Supplies — 2.4%
Analogic Corp.	33,040	$1,687,353
West Pharmaceutical Services, Inc.	72,620	2,904,074

		$4,591,427

Health Care Providers & Services — 3.0%
Owens & Minor, Inc.	98,010	$2,894,235
VCA Antech, Inc.(1)	124,440	2,852,165

		$5,746,400

Hotels, Restaurants & Leisure — 1.4%
WMS Industries, Inc.(1)	62,570	$2,624,811

		$2,624,811

Household Durables — 1.9%
Tempur-Pedic International, Inc.(1)	80,910	$3,530,912

		$3,530,912

Household Products — 1.5%
Church & Dwight Co., Inc.	40,900	$2,814,329

		$2,814,329

Insurance — 1.5%
Hanover Insurance Group, Inc. (The)	60,560	$2,864,488

		$2,864,488

IT Services — 1.5%
Euronet Worldwide, Inc.(1)	159,620	$2,919,450

		$2,919,450

Life Sciences Tools & Services — 1.6%
Bruker Corp.(1)	178,020	$3,115,350

		$3,115,350

Machinery — 7.1%
Astec Industries, Inc.(1)	81,266	$2,446,107
Badger Meter, Inc.	30,630	1,255,524
Kadant, Inc.(1)	67,410	1,426,396
RBC Bearings, Inc.(1)	48,446	1,684,467
Tennant Co.	84,930	3,426,076
Valmont Industries, Inc.	34,480	3,204,571

		$13,443,141

Media — 3.0%
IMAX Corp.(1)	110,080	$2,816,947
John Wiley & Sons, Inc., Class A	62,550	2,874,173

		$5,691,120

Metals & Mining — 0.8%
Compass Minerals International, Inc.	15,970	$1,467,164

		$1,467,164

2

Security	Shares	Value
Multiline Retail — 1.5%
Big Lots, Inc.(1)	89,850	$2,856,331

		$2,856,331

Oil, Gas & Consumable Fuels — 9.7%
Brigham Exploration Co.(1)	105,230	$3,115,860
Cabot Oil & Gas Corp.	76,380	3,179,700
James River Coal Co.(1)	132,320	2,975,215
NAL Energy Corp.	223,260	2,882,860
Rosetta Resources, Inc.(1)	117,620	4,698,919
SM Energy Co.	25,220	1,567,675

		$18,420,229

Professional Services — 2.2%
Kelly Services, Inc., Class A(1)	208,037	$4,093,128

		$4,093,128

Real Estate Investment Trusts (REITs) — 1.4%
American Campus Communities, Inc.	41,370	$1,337,906
Mid-America Apartment Communities, Inc.	20,700	1,319,625

		$2,657,531

Real Estate Management & Development — 1.5%
Forestar Real Estate Group, Inc.(1)	149,241	$2,784,837

		$2,784,837

Road & Rail — 1.6%
Genesee & Wyoming, Inc., Class A(1)	57,790	$2,990,632

		$2,990,632

Semiconductors & Semiconductor Equipment — 4.5%
Cirrus Logic, Inc.(1)	190,660	$4,009,580
Cypress Semiconductor Corp.(1)	209,860	4,543,469

		$8,553,049

Software — 3.5%
Mentor Graphics Corp.(1)	270,560	$3,445,582
Parametric Technology Corp.(1)	145,980	3,245,135

		$6,690,717

Specialty Retail — 1.5%
Jo-Ann Stores, Inc.(1)	46,760	$2,821,031

		$2,821,031

Thrifts & Mortgage Finance — 1.7%
BankUnited, Inc.(1)	67,300	$1,884,400
MGIC Investment Corp.(1)	151,710	1,272,847

		$3,157,247

Total Common Stocks (identified cost $149,367,762)		$178,253,020

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(2)(3)	80,000	$0

Total Private Placements (identified cost $80,000)		$0

3

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 4.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(4)	$8,305	$8,304,778

Total Short-Term Investments (identified cost $8,304,778)		$8,304,778

Total Investments — 98.6% (identified cost $158,232,540)		$186,557,798

Other Assets, Less Liabilities — 1.4%		$2,666,503

Net Assets — 100.0%		$189,224,301

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Restricted security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $2,380.

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$158,434,255

Gross unrealized appreciation	$30,787,215
Gross unrealized depreciation	(2,663,672)

Net unrealized appreciation	$28,123,543

Restricted Securities

At January 31, 2011, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$0

			$80,000	$0

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

			$480,000	$0

Total Restricted Securities				$0

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$178,253,020	$—	$—	$178,253,020
Private Placements	—	—	0	0
Special Warrants	—	—	0	0
Short-Term Investments	—	8,304,778	—	8,304,778

Total Investments	$178,253,020	$8,304,778	$0	$186,557,798

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended January 31, 2011 to require a reconciliation of Level 3 investments. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Small-Cap Value Fund as of January 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $40,317,670 and the Fund owned 52.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Aerospace & Defense — 3.1%
AAR Corp.(1)	47,700	$1,277,883
GeoEye, Inc.(1)	27,500	1,097,800

		$2,375,683

Building Products — 2.8%
A.O. Smith Corp.	51,450	$2,202,575

		$2,202,575

Chemicals — 2.5%
RPM International, Inc.	82,400	$1,930,632

		$1,930,632

Commercial Banks — 6.4%
First Midwest Bancorp, Inc.	70,300	$821,807
National Penn Bancshares, Inc.	119,900	978,384
Prosperity Bancshares, Inc.	40,500	1,638,225
Trustmark Corp.	64,700	1,552,153

		$4,990,569

Commercial Services & Supplies — 1.8%
Brink’s Co. (The)	52,900	$1,428,300

		$1,428,300

Communications Equipment — 1.5%
NETGEAR, Inc.(1)	33,200	$1,150,546

		$1,150,546

Construction & Engineering — 5.8%
Chicago Bridge & Iron Co. NV(1)	36,900	$1,213,641
Emcor Group, Inc.(1)	39,400	1,193,032
Tutor Perini Corp.	90,800	2,062,068

		$4,468,741

Containers & Packaging — 2.7%
AptarGroup, Inc.	42,900	$2,061,774

		$2,061,774

Electric Utilities — 7.6%
Cleco Corp.	70,100	$2,191,326
Portland General Electric Co.	80,200	1,791,668
Westar Energy, Inc.	75,900	1,935,450

		$5,918,444

Electrical Equipment — 2.1%
General Cable Corp.(1)	44,200	$1,635,842

		$1,635,842

Energy Equipment & Services — 4.7%
Bristow Group, Inc.(1)	35,800	$1,843,342
Oil States International, Inc.(1)	26,100	1,768,536

		$3,611,878

Food & Staples Retailing — 2.6%
BJ’s Wholesale Club, Inc.(1)	46,600	$2,047,604

		$2,047,604

1

Security	Shares	Value
Food Products — 3.7%
J & J Snack Foods Corp.	32,900	$1,397,263
Lancaster Colony Corp.	13,700	761,309
TreeHouse Foods, Inc.(1)	14,800	708,180

		$2,866,752

Health Care Equipment & Supplies — 3.9%
Teleflex, Inc.	29,900	$1,713,868
West Pharmaceutical Services, Inc.	33,600	1,343,664

		$3,057,532

Health Care Providers & Services — 3.6%
Magellan Health Services, Inc.(1)	26,200	$1,268,342
Owens & Minor, Inc.	51,450	1,519,318

		$2,787,660

Hotels, Restaurants & Leisure — 1.0%
Jack in the Box, Inc.(1)	36,700	$805,198

		$805,198

Insurance — 8.4%
Argo Group International Holding, Ltd.	54,700	$1,948,414
Aspen Insurance Holdings, Ltd.	66,700	2,004,335
Protective Life Corp.	48,500	1,337,145
Tower Group, Inc.	45,500	1,184,820

		$6,474,714

IT Services — 1.0%
MAXIMUS, Inc.	11,600	$787,060

		$787,060

Machinery — 4.2%
Barnes Group, Inc.	75,700	$1,500,374
Crane Co.	21,000	932,610
Wabtec Corp.	15,500	840,100

		$3,273,084

Oil, Gas & Consumable Fuels — 2.2%
Stone Energy Corp.(1)	72,200	$1,678,650

		$1,678,650

Professional Services — 2.1%
Towers Watson & Co., Class A	30,100	$1,641,353

		$1,641,353

Road & Rail — 4.2%
Arkansas Best Corp.	49,800	$1,272,390
Genesee & Wyoming, Inc., Class A(1)	16,800	869,400
Old Dominion Freight Line, Inc.(1)	33,600	1,080,912

		$3,222,702

Semiconductors & Semiconductor Equipment — 0.6%
AXT, Inc.(1)	44,700	$484,101

		$484,101

Software — 3.7%
JDA Software Group, Inc.(1)	69,900	$2,109,582
NetScout Systems, Inc.(1)	33,700	772,404

		$2,881,986

Specialty Retail — 5.7%
Buckle, Inc. (The)	24,700	$883,025
Children’s Place Retail Stores, Inc. (The)(1)	33,900	1,420,071
Dick’s Sporting Goods, Inc.(1)	20,800	750,672

2

Security	Shares	Value
Finish Line, Inc., Class A (The)	52,800	$812,592
hhgregg, Inc.(1)	31,000	568,230

		$4,434,590

Textiles, Apparel & Luxury Goods — 3.0%
Carter’s, Inc.(1)	44,600	$1,235,420
Hanesbrands, Inc.(1)	46,200	1,063,524

		$2,298,944

Thrifts & Mortgage Finance — 5.1%
Astoria Financial Corp.	93,800	$1,335,712
First Niagara Financial Group, Inc.	98,100	1,361,628
Washington Federal, Inc.	71,300	1,232,777

		$3,930,117

Total Common Stocks (identified cost $59,403,072)		$74,447,031

Short-Term Investments — 4.1%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/11	$3,150	$3,150,269

Total Short-Term Investments (identified cost $3,150,269)		$3,150,269

Total Investments — 100.1% (identified cost $62,553,341)		$77,597,300

Other Assets, Less Liabilities — (0.1)%		$(83,595)

Net Assets — 100.0%		$77,513,705

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,748,262

Gross unrealized appreciation	$15,305,713
Gross unrealized depreciation	(456,675)

Net unrealized appreciation	$14,849,038

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$74,447,031	$—	$—	$74,447,031
Short-Term Investments	—	3,150,269	—	3,150,269

Total Investments	$74,447,031	$3,150,269	$—	$77,597,300

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Value Fund as of January 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $2,006,627,026 and the Fund owned 94.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)	175,000	$12,159,000
General Dynamics Corp.	400,000	30,160,000
United Technologies Corp.	360,000	29,268,000

		$71,587,000

Beverages — 1.0%
PepsiCo, Inc.	330,000	$21,222,300

		$21,222,300

Biotechnology — 1.3%
Amgen, Inc.(1)	500,000	$27,540,000

		$27,540,000

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	255,000	$41,723,100

		$41,723,100

Chemicals — 0.6%
Air Products and Chemicals, Inc.(2)	150,000	$13,087,500

		$13,087,500

Commercial Banks — 9.0%
Fifth Third Bancorp(2)	1,650,000	$24,535,500
KeyCorp	2,500,000	22,250,000
PNC Financial Services Group, Inc.	775,000	46,500,000
U.S. Bancorp	1,275,000	34,425,000
Wells Fargo & Co.	1,950,000	63,219,000

		$190,929,500

Commercial Services & Supplies — 0.7%
Waste Management, Inc.(2)	400,000	$15,148,000

		$15,148,000

Communications Equipment — 0.9%
Cisco Systems, Inc.(1)	415,001	$8,777,271
Telefonaktiebolaget LM Ericsson, Class B	904,200	11,147,714

		$19,924,985

Computers & Peripherals — 1.2%
Hewlett-Packard Co.	540,000	$24,672,600

		$24,672,600

Consumer Finance — 1.0%
American Express Co.	500,000	$21,690,000

		$21,690,000

Diversified Financial Services — 6.1%
Bank of America Corp.	2,500,000	$34,325,000
Citigroup, Inc.(1)	7,650,000	36,873,000
JPMorgan Chase & Co.	1,300,000	58,422,000

		$129,620,000

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	800,000	$22,016,000
Verizon Communications, Inc.	350,000	12,467,000

		$34,483,000

1

Security	Shares	Value
Electric Utilities — 2.1%
American Electric Power Co., Inc.	250,000	$8,920,000
Entergy Corp.	175,000	12,629,750
Exelon Corp.(2)	300,000	12,753,000
NextEra Energy, Inc.	200,000	10,692,000

		$44,994,750

Food & Staples Retailing — 3.0%
CVS Caremark Corp.	400,000	$13,680,000
Wal-Mart Stores, Inc.	900,000	50,463,000

		$64,143,000

Food Products — 2.9%
Kraft Foods, Inc., Class A	625,000	$19,106,250
Nestle SA	800,000	43,220,617

		$62,326,867

Health Care Equipment & Supplies — 1.1%
Covidien PLC	500,000	$23,735,000

		$23,735,000

Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	600,000	$24,630,000

		$24,630,000

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	375,000	$16,766,250
McDonald’s Corp.	500,000	36,835,000

		$53,601,250

Household Products — 0.6%
Kimberly-Clark Corp.	182,000	$11,780,860

		$11,780,860

Industrial Conglomerates — 2.6%
General Electric Co.	2,225,000	$44,811,500
Tyco International, Ltd.	250,000	11,207,500

		$56,019,000

Insurance — 5.7%
Lincoln National Corp.	780,000	$22,495,200
MetLife, Inc.	915,000	41,879,550
Prudential Financial, Inc.	725,000	44,594,750
Travelers Companies, Inc. (The)	220,000	12,377,200

		$121,346,700

IT Services — 2.9%
Accenture PLC, Class A	250,000	$12,867,500
International Business Machines Corp.	192,600	31,201,200
MasterCard, Inc., Class A	78,400	18,542,384

		$62,611,084

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	250,000	$14,317,500

		$14,317,500

Machinery — 1.8%
Caterpillar, Inc.	125,000	$12,126,250
Illinois Tool Works, Inc.	270,000	14,442,300
PACCAR, Inc.	200,000	11,298,000

		$37,866,550

2

Security	Shares	Value
Media — 1.5%
Time Warner Cable, Inc.(2)	240,000	$16,279,200
Walt Disney Co. (The)	398,000	15,470,260

		$31,749,460

Metals & Mining — 3.6%
BHP Billiton, Ltd. ADR(2)	325,000	$28,934,750
Freeport-McMoRan Copper & Gold, Inc.	290,000	31,537,500
United States Steel Corp.(2)	286,800	16,539,756

		$77,012,006

Multi-Utilities — 2.7%
Dominion Resources, Inc.	300,000	$13,062,000
PG&E Corp.	325,000	15,041,000
Public Service Enterprise Group, Inc.	449,000	14,561,070
Sempra Energy	300,000	15,621,000

		$58,285,070

Multiline Retail — 1.0%
Target Corp.	400,000	$21,932,000

		$21,932,000

Oil, Gas & Consumable Fuels — 14.0%
Apache Corp.	425,000	$50,728,000
Chevron Corp.	280,100	26,589,893
ConocoPhillips	800,000	57,168,000
Exxon Mobil Corp.	450,000	36,306,000
Hess Corp.	400,000	33,648,000
Occidental Petroleum Corp.	560,000	54,140,800
Peabody Energy Corp.(2)	635,000	40,271,700

		$298,852,393

Pharmaceuticals — 7.9%
Abbott Laboratories	800,000	$36,128,000
Johnson & Johnson	725,000	43,333,250
Merck & Co., Inc.	1,150,000	38,145,500
Pfizer, Inc.	2,825,000	51,471,500

		$169,078,250

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.	175,000	$20,287,750
Boston Properties, Inc.(2)	150,000	14,155,500
Vornado Realty Trust	220,000	19,379,800

		$53,823,050

Road & Rail — 1.7%
Union Pacific Corp.	370,000	$35,013,100

		$35,013,100

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	525,000	$11,266,500

		$11,266,500

Software — 1.7%
Microsoft Corp.	825,000	$22,873,125
Oracle Corp.	415,000	13,292,450

		$36,165,575

Specialty Retail — 2.4%
Best Buy Co., Inc.	425,000	$14,450,000
Staples, Inc.	550,000	12,270,500
TJX Companies, Inc. (The)	525,000	24,879,750

		$51,600,250

3

Security	Shares	Value
Tobacco — 1.1%
Philip Morris International, Inc.	400,000	$22,896,000

		$22,896,000

Wireless Telecommunication Services — 1.7%
Rogers Communications, Inc., Class B(2)	650,000	$22,698,000
Vodafone Group PLC ADR(2)	450,000	12,762,000

		$35,460,000

Total Common Stocks (identified cost $1,460,328,047)		$2,092,134,200

Short-Term Investments — 3.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.23%(3)(4)	$36,082	$36,081,962
Eaton Vance Cash Reserves Fund, LLC, 0.21%(4)	35,566	35,565,611

Total Short-Term Investments (identified cost $71,647,573)		$71,647,573

Total Investments — 101.6% (identified cost $1,531,975,620)		$2,163,781,773

Other Assets, Less Liabilities — (1.6)%		$(34,134,178)

Net Assets — 100.0%		$2,129,647,595

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at January 31, 2011.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of January 31, 2011, the Portfolio loaned securities having a market value of $35,695,870 and received $36,081,962 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 were $37,911 and $16,314, respectively.

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,537,232,936

Gross unrealized appreciation	$629,154,728
Gross unrealized depreciation	(2,605,891)

Net unrealized appreciation	$626,548,837

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$158,882,960	$—		$—	$158,882,960
Consumer Staples	139,148,410	43,220,617		—	182,369,027
Energy	298,852,393	—		—	298,852,393
Financials	559,132,350	—		—	559,132,350
Health Care	259,300,750	—		—	259,300,750
Industrials	215,633,650	—		—	215,633,650
Information Technology	143,493,030	11,147,714		—	154,640,744
Materials	90,099,506	—		—	90,099,506
Telecommunication Services	69,943,000	—		—	69,943,000
Utilities	103,279,820	—		—	103,279,820

Total Common Stocks	$2,037,765,869	$54,368,331	*	$—	$2,092,134,200

Short-Term Investments	$—	$71,647,573		$—	$71,647,573

Total Investments	$2,037,765,869	$126,015,904		$—	$2,163,781,773

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Build America Bond Fund as of January 31, 2011 (Unaudited)

As of January 31, 2011, Eaton Vance Build America Bond Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invested substantially all of its assets in Build America Bond Portfolio (the Portfolio) and owned a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $46,373,773 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Events

As of the close of business on February 28, 2011, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. As of March 1, 2011, the Fund invests directly in securities and maintains the same investment objective.

Effective March 1, 2011, the fiscal year-end of the Fund changed from October 31 to September 30.

Build America Bond Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 98.1%(1)

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.7%
$1,875	University of Texas, 6.276%, 8/15/41	$1,924,238
260	University of Virginia, 6.20%, 9/1/39	285,659

		$2,209,897

General Obligations — 24.7%
$140	California, 7.55%, 4/1/39	$145,165
1,000	California, 7.70%, 11/1/30	1,027,390
125	California, 7.95%, 3/1/36	128,562
1,500	Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,479,570
740	Connecticut, 5.632%, 12/1/29	738,401
1,000	Denton County, TX, 5.968%, 7/15/35	1,001,680
75	Denver, CO, City & County School District No. 1, 5.664%, 12/1/33	74,936
1,000	Detroit, MI, City School District, 7.747%, 5/1/39	1,049,270
225	Kauai, HI, 5.763%, 8/1/33	223,153
1,000	Metropolitan Government of Nashville and Davidson County, TN, 5.707%, 7/1/34	974,380
1,030	Montgomery County, PA, 6.03%, 9/1/39	1,047,211
1,500	New York, NY, 6.646%, 12/1/31	1,546,320
200	Oxford, MI, 6.50%, 5/1/39	192,000
1,000	Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,006,470
400	Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	392,268
175	Texas, 5.517%, 4/1/39	172,209
275	Washington, 5.481%, 8/1/39	273,859

		$11,472,844

Hospital — 1.6%
$250	King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250,915
500	King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	506,820

		$757,735

Lease Revenue/Certificates of Participation — 4.4%
$1,525	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$1,539,060
500	Oregon Department of Administrative Services, 6.18%, 5/1/35	490,100

		$2,029,160

Other Revenue — 1.1%
$250	Battery Park City Authority, NY, 6.375%, 11/1/39	$248,500
250	Florida State Board of Education, 6.584%, 7/1/29	251,488

		$499,988

Public Power/Electric Utilities — 14.8%
$1,000	American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,026,870
1,000	Indiana Municipal Power Agency, 5.594%, 1/1/42	895,890
1,000	Municipal Electric Authority of Georgia, 6.655%, 4/1/57	964,710
1,000	Nebraska Public Power District, 5.323%, 1/1/30	908,540
1,000	Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,077,000
500	Orlando, FL, Utilities Commission, 5.662%, 10/1/40	486,790
1,500	San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,511,115

		$6,870,915

Special Tax Revenue — 11.3%
$980	Massachusetts School Building Authority, 5.715%, 8/15/39	$986,174
1,000	Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.534%, 7/1/32	936,180
1,115	Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.624%, 7/1/40	1,003,366

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	New York City Transitional Finance Authority, 5.508%, 8/1/37	$963,340
1,385	New York Urban Development Corp., 5.77%, 3/15/39	1,365,929

		$5,254,989

Transportation — 8.8%
$450	Maryland Transportation Authority, 5.604%, 7/1/30	$442,557
500	Maryland Transportation Authority, 5.888%, 7/1/43	504,905
1,000	New Jersey Turnpike Authority, 7.102%, 1/1/41	1,061,000
1,500	Pennsylvania Turnpike Commission, 5.511%, 12/1/45	1,313,220
790	Pennsylvania Turnpike Commission, 6.378%, 12/1/37	752,767

		$4,074,449

Water and Sewer — 26.7%
$750	Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$777,608
1,460	Chicago, IL, Metropolitan Water Reclamation District, 5.72%, 12/1/38	1,425,515
1,500	East Bay, CA, Municipal Utility District Water System Revenue, 5.874%, 6/1/40	1,488,240
100	Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	102,074
380	Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	388,105
1,000	Los Angeles, CA, Department of Water and Power Waterworks Revenue, 6.008%, 7/1/39	984,540
1,325	Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	1,317,434
1,500	Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,502,580
1,525	New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,537,856
1,000	San Diego County, CA, Water Authority, 6.138%, 5/1/49	1,013,840
1,000	Washington County, OR, Clean Water Services, 5.701%, 10/1/30	991,390
1,000	Williamsport Sanitary Authority, PA, 5.75%, 1/1/40	887,340

		$12,416,522

Total Taxable Municipal Securities — 98.1% (identified cost $47,403,071)		$45,586,499

Short-Term Investments — 2.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(2)	$1,314	$1,314,197

Total Short-Term Investments — 2.8% (identified cost $1,314,197)		$1,314,197

Total Investments — 100.9% (identified cost $48,717,268)		$46,900,696

Other Assets, Less Liabilities — (0.9)%		$(413,667)

Net Assets — 100.0%		$46,487,029

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2011, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

	California	15.7%

	New York	12.2%
	Pennsylvania	11.8%
	Others, representing less than 10% individually	61.2%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $495.

2

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,759,609

Gross unrealized appreciation	$173,743
Gross unrealized depreciation	(2,032,656)

Net unrealized depreciation	$(1,858,913)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Taxable Municipal Securities	$—	$45,586,499	$—	$45,586,499
Short-Term Investments	—	1,314,197	—	1,314,197

Total Investments	$—	$46,900,696	$—	$46,900,696

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Events

As of the close of business on February 28, 2011, the Eaton Vance Build America Bond Fund withdrew its entire interest in the Portfolio in cash and securities. On March 11, 2011, the Portfolio terminated.

3

Eaton Vance Parametric Structured Emerging Markets Fund	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Argentina — 0.8%
Banco Macro SA, Class B ADR	43,450	$2,004,783
BBVA Banco Frances SA ADR	57,188	625,065
Cresud SA ADR	157,930	2,891,699
Grupo Financiero Galicia SA, Class B ADR(1)	88,700	1,388,155
IRSA Inversiones y Representaciones SA ADR	39,010	620,259
MercadoLibre, Inc.(1)	55,700	3,775,346
Petrobras Energia SA ADR	67,925	1,796,616
Telecom Argentina SA ADR	142,360	3,675,735

		$16,777,658

Botswana — 0.4%
Barclays Bank of Botswana	748,991	$636,283
Botswana Insurance Holdings Ltd.	326,490	513,734
First National Bank of Botswana	4,730,800	1,837,097
Letshego	11,668,870	3,177,667
Sechaba Breweries Ltd.	877,800	1,432,306
Standard Chartered Bank Botswana	531,120	648,497

		$8,245,584

Brazil — 6.4%
AES Tiete SA, PFC Shares	54,200	$763,440
All America Latina Logistica SA (Units)	214,800	1,814,322
Anhanguera Educacional Participacoes SA	33,800	716,776
B2W Companhia Global do Varejo	16,970	287,593
Banco Bradesco SA, PFC Shares	332,001	6,134,336
Banco do Brasil SA	149,198	2,663,627
Banco do Estado do Rio Grande do Sul, PFC Shares	65,400	643,427
Banco Santander Brasil SA	123,000	1,426,311
BM&F Bovespa SA	399,051	2,788,892
BR Malls Participacoes SA	72,000	656,528
Bradespar SA, PFC Shares	45,500	1,247,944
Braskem SA, PFC Shares(1)	46,960	590,750
BRF-Brasil Foods SA	181,440	2,976,924
Brookfield Incorporacoes SA	115,000	529,830
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	141,300	2,284,433
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	35,769	1,347,118
Cia de Bebidas das Americas, PFC Shares	240,790	6,469,891
Cia de Companhia de Concessoes Rodoviarias (CCR)	70,600	1,949,499
Cia de Saneamento Basico do Estado de Sao Paulo	51,020	1,248,757
Cia de Saneamento de Minas Gerais-Copasa MG	17,900	293,689
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	17,390	532,148
Cia Energetica de Minas Gerais, PFC Shares	135,154	2,221,554
Cia Energetica de Sao Paulo, PFC Shares	65,700	1,122,097
Cia Hering	59,300	910,693
Cia Paranaense de Energia-Copel, PFC Shares	36,100	920,393
Cia Siderurgica Nacional SA (CSN)	134,200	2,230,025
Cielo SA	275,800	2,046,640
Contax Participacoes SA, PFC Shares	24,300	424,060
Cosan SA Industria e Comercio	40,000	624,614
CPFL Energia SA	56,800	1,398,405
Cyrela Brazil Realty SA	84,100	928,811
Diagnosticos da America SA	65,700	798,119
Duratex SA	39,187	376,131
EcoRodovias Infraestrutura e Logistica SA	55,900	435,946
EDP-Energias do Brasil SA	30,400	682,972
Eletropaulo Metropolitana SA, Class B, PFC Shares	38,280	746,333

1

Security	Shares	Value
Empresa Brasileira de Aeronautica SA	242,400	$1,966,015
Estacio Participacoes SA	13,900	200,126
Fibria Celulose SA(1)	29,457	454,680
Gafisa SA	172,300	1,055,330
Gerdau SA, PFC Shares	133,600	1,711,125
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,400	534,206
Hypermarcas SA(1)	101,500	1,208,051
Itau Unibanco Holding SA, PFC Shares	395,922	8,453,081
Itausa-Investimentos Itau SA, PFC Shares	549,895	3,889,296
JBS SA	284,600	1,075,605
Light SA	28,600	448,658
LLX Logistica SA(1)	163,000	391,133
Localiza Rent a Car SA	61,100	918,177
Lojas Americanas SA, PFC Shares	121,970	979,740
Lojas Renner SA	36,200	1,051,069
Lupatech SA(1)	21,200	222,562
Marcopolo SA, PFC Shares	197,100	710,622
Marfrig Frigorificos e Comercio de Alimentos SA	56,355	455,722
Metalurgica Gerdau SA, PFC Shares	59,700	912,897
MMX Mineracao e Metalicos SA(1)	30,100	180,750
MRV Engenharia e Participacoes SA	89,400	756,195
Natura Cosmeticos SA	47,700	1,221,866
OGX Petroleo e Gas Participacoes SA(1)	201,600	2,081,368
PDG Realty SA Empreendimentos e Participacoes	356,400	1,971,270
Petroleo Brasileiro SA	43,200	778,764
Petroleo Brasileiro SA, PFC Shares	1,096,000	17,811,356
PortX Operacoes Portuarias SA(1)	163,000	332,463
Randon Participacoes SA, PFC Shares	70,700	489,868
Redecard SA	188,300	2,326,992
Rossi Residencial SA	65,000	511,203
Souza Cruz SA	21,900	1,046,029
Suzano Papel e Celulose SA	36,625	318,583
TAM SA, PFC Shares	31,400	689,615
Tele Norte Leste Participacoes SA, PFC Shares	119,000	1,897,489
Telemar Norte Leste SA, PFC Shares	15,900	480,353
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	20,400	495,146
Tim Participacoes SA, PFC Shares	338,600	1,251,253
Totvs SA	11,798	1,146,571
Tractebel Energia SA	58,300	902,331
Ultrapar Participacoes SA, PFC Shares	13,846	873,811
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	128,450	1,497,216
Vale Fertilizantes SA, PFC Shares(1)	25,300	289,130
Vale SA	34,400	1,177,931
Vale SA ADR	30,700	1,069,281
Vale SA, PFC Shares	478,340	14,631,847
Vivo Participacoes SA, PFC Shares	68,275	2,293,650
Weg SA	114,800	1,367,724

		$139,761,178

Bulgaria — 0.2%
CB First Investment Bank AD(1)	235,000	$460,916
Central Cooperative Bank AD(1)	227,900	222,023
Chimimport AD(1)	329,922	642,105
Corporate Commercial Bank AD	10,400	519,801
MonBat AD(1)	60,235	263,551
Petrol AD(1)	102,500	344,889
Sopharma AD(1)	354,600	968,140
Vivacom(1)	44,690	137,813

		$3,559,238

2

Security	Shares	Value
Chile — 3.0%
Administradora de Fondos de Pensiones Provida SA	152,900	$759,437
AES Gener SA	1,484,000	731,558
Almendral SA	2,512,600	307,315
Antarchile SA, Series A	61,104	1,213,987
Banco de Chile	42,043,645	5,929,790
Banco de Chile ADR	2,580	217,778
Banco de Credito e Inversiones	34,275	2,298,241
Banco Santander Chile SA	33,103,610	2,695,834
Banmedica SA	241,180	504,122
Besalco SA	482,800	974,193
Cap SA	40,612	2,025,557
Cencosud SA	569,731	3,843,798
Cia Cervecerias Unidas SA	84,590	915,575
Cia General de Electricidad SA	134,950	795,959
Cia Sud Americana de Vapores SA(1)	485,299	522,259
Colbun SA	4,432,910	1,160,520
Corpbanca SA	58,054,570	956,362
Embotelladora Andina SA, Class B, PFC Shares	167,941	811,553
Empresa Nacional de Electricidad SA	1,853,063	3,209,879
Empresas CMPC SA	71,260	3,465,666
Empresas Copec SA	294,076	5,042,259
Empresas La Polar SA	160,000	983,112
Enersis SA	7,277,821	3,027,405
ENTEL SA	68,500	1,162,459
Grupo Security SA	830,289	378,029
Invercap SA	19,700	256,850
Inversiones Aguas Metropolitanas SA	306,600	472,717
Lan Airlines SA	136,495	3,836,097
Madeco SA	5,047,652	303,047
Minera Valparaiso SA	12,324	448,887
Parque Arauco SA	302,900	643,788
Quinenco SA	162,900	591,659
Ripley Corp. SA	443,500	550,704
S.A.C.I. Falabella SA	607,800	6,075,484
Salfacorp SA	355,500	1,236,010
Sigdo Koppers SA	294,200	657,505
Sociedad de Inversiones Oro Blanco SA	13,300,000	266,991
Sociedad de Inversiones Pampa Calichera SA, Class A	244,730	405,182
Sociedad Quimica y Minera de Chile SA, Series B	58,940	3,158,999
Socovesa SA	575,700	463,467
Sonda SA	606,900	1,438,122
Vina Concha y Toro SA	369,122	863,220

		$65,601,376

China — 9.5%
Agile Property Holdings, Ltd.	200,000	$299,925
Agricultural Bank of China, Ltd., Class H(1)	3,306,000	1,635,723
Air China, Ltd., Class H(1)	1,068,000	1,107,677
Alibaba.com, Ltd.	445,000	878,472
Aluminum Corp. of China, Ltd., Class H(1)	934,000	923,811
American Oriental Bioengineering, Inc.(1)	119,300	275,583
Angang Steel Co., Ltd., Class H	214,000	316,179
Anhui Conch Cement Co., Ltd., Class H	210,000	978,275
Anta Sports Products, Ltd.	637,000	1,025,852
AsiaInfo-Linkage, Inc.(1)	28,700	615,902
Baidu, Inc. ADR(1)	80,000	8,690,400
Bank of China, Ltd., Class H	11,381,000	5,944,992
Bank of Communications, Ltd., Class H	1,019,000	975,791
Beijing Capital International Airport Co., Ltd., Class H	772,000	412,902
Beijing Enterprises Holdings, Ltd.	270,500	1,591,429
BOC Hong Kong Holdings, Ltd.	127,500	412,262

3

Security	Shares	Value
BYD Co., Ltd., Class H	288,200	$1,416,542
BYD Electronic (International) Co., Ltd.	415,000	276,992
Chaoda Modern Agriculture Holdings, Ltd.	1,113,958	800,307
China Agri-Industries Holdings, Ltd.	952,000	1,025,103
China Bluechemical, Ltd., Class H	468,000	386,741
China CITIC Bank, Class H	1,400,000	918,047
China Coal Energy Co., Class H	890,000	1,312,819
China Communications Construction Co., Ltd., Class H	1,472,000	1,198,020
China Communications Services Corp., Ltd., Class H	884,000	545,328
China Construction Bank, Class H	13,315,630	11,784,906
China COSCO Holdings Co., Ltd., Class H(1)	1,249,975	1,358,063
China Dongxiang (Group) Co., Ltd.	2,459,000	1,074,385
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	521,984
China Everbright International, Ltd.	631,000	320,824
China Everbright, Ltd.	236,000	492,051
China Green (Holdings), Ltd.	339,000	333,265
China High Speed Transmission Equipment Group Co., Ltd.	420,000	645,821
China International Marine Containers Co., Ltd., Class B	306,472	727,725
China Life Insurance Co., Ltd., Class H	1,389,000	5,416,370
China Longyuan Power Group Corp., Class H(1)	1,363,000	1,227,743
China Medical Technologies, Inc. ADR(1)	34,300	421,204
China Mengniu Dairy Co., Ltd.	658,000	1,842,118
China Merchants Bank Co., Ltd., Class H	817,024	1,938,393
China Merchants Holdings (International) Co., Ltd.	426,035	1,843,734
China Minsheng Banking Corp, Ltd., Class H	986,700	841,076
China Mobile, Ltd.	1,903,000	18,718,454
China National Building Material Co., Ltd., Class H	342,000	858,831
China National Materials Co., Ltd., Class H	681,000	586,076
China Oilfield Services, Ltd., Class H	424,000	825,380
China Overseas Land & Investment, Ltd.	672,160	1,276,493
China Pacific Insurance Group Co., Ltd., Class H	210,600	836,778
China Petroleum & Chemical Corp., Class H	3,841,000	4,250,305
China Pharmaceutical Group, Ltd.	524,000	291,426
China Railway Construction Corp., Class H	731,500	904,477
China Railway Group, Ltd., Class H	1,578,000	1,156,753
China Resources Enterprise, Ltd.	538,000	2,115,391
China Resources Gas Group, Ltd.	164,000	222,821
China Resources Land, Ltd.	408,000	738,385
China Resources Power Holdings Co., Ltd.	787,600	1,373,656
China Shenhua Energy Co., Ltd., Class H	730,000	2,987,534
China Shineway Pharmaceutical Group, Ltd.	176,000	445,739
China Shipping Container Lines Co., Ltd., Class H(1)	1,913,000	887,885
China Shipping Development Co., Ltd., Class H	568,000	689,907
China Southern Airlines Co., Ltd., Class H(1)	874,000	444,062
China Taiping Insurance Holdings Co., Ltd.,(1)	573,400	1,618,875
China Telecom Corp., Ltd., Class H	5,154,000	3,057,002
China Travel International Investment Hong Kong, Ltd.(1)	1,500,000	332,242
China Unicom, Ltd.	1,730,372	2,886,104
China Vanke Co., Ltd., Class B	445,120	552,642
China Yurun Food Group, Ltd.	571,000	1,860,105
China Zhongwang Holdings, Ltd.	464,000	223,259
Chongqing Changan Automobile Co., Ltd., Class B	611,270	531,214
Citic Pacific, Ltd.	486,000	1,314,321
CNOOC, Ltd.	4,070,000	9,070,142
Cosco Pacific, Ltd.	730,000	1,365,571
Country Garden Holdings Co.	1,479,000	552,526
Ctrip.com International, Ltd. ADR(1)	60,600	2,494,296
Datang International Power Generation Co., Ltd., Class H	1,562,000	547,846
Dongfeng Motor Corp., Class H	1,314,000	2,342,618
Fibrechem Technologies, Ltd.(1)(2)	100,200	0
Focus Media Holding, Ltd. ADR(1)	65,800	1,639,078
FU JI Food & Catering Services(1)(2)	83,000	0

4

Security	Shares	Value
Global Bio-chem Technology Group Co., Ltd.(1)	1,400,000	$227,468
Golden Eagle Retail Group, Ltd.	293,000	803,734
Great Wall Motor Co., Ltd., Class H	862,500	1,368,033
Guangdong Investment, Ltd.	872,000	445,968
Guangzhou Automobile Group Co., Ltd., Class H	1,012,013	1,306,895
Guangzhou R&F Properties Co., Ltd., Class H	162,400	240,027
Harbin Power Equipment Co., Ltd., Class H	448,000	566,442
Hengdeli Holdings, Ltd.	1,198,000	675,184
Hidili Industry International Development, Ltd., Class H	280,000	240,880
Home Inns & Hotels Management, Inc. ADR(1)	6,200	209,126
Huaneng Power International, Inc., Class H	1,510,000	842,685
Industrial & Commercial Bank of China, Ltd., Class H	10,390,000	7,775,993
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	766,995
Inner Mongolia Yitai Coal Co., Ltd., Class B	158,000	1,108,985
Jiangsu Expressway Co., Ltd., Class H	594,000	638,349
Jiangxi Copper Co., Ltd., Class H	350,000	1,128,197
Kingboard Chemical Holdings, Ltd.	205,000	1,170,757
Konka Group Co., Ltd., Class B	303,800	119,106
Kunlun Energy Co., Ltd.	584,000	853,795
Lee & Man Paper Manufacturing, Ltd.	633,000	441,622
Lenovo Group, Ltd.	2,156,000	1,257,478
Li Ning Co., Ltd.	511,000	979,630
Lianhua Supermarket Holdings Ltd., Class H	58,000	270,757
Maanshan Iron & Steel Co., Ltd., Class H	608,000	341,722
Metallurgical Corp. of China, Ltd., Class H(1)	1,156,000	514,290
Mindray Medical International, Ltd. ADR	38,600	1,009,776
NetEase.com, Inc. ADR(1)	30,800	1,242,472
New Oriental Education & Technology Group Inc. ADR(1)	15,800	1,558,828
Nine Dragons Paper Holdings, Ltd.	382,000	543,363
NWS Holdings, Ltd.	472,500	811,193
Parkson Retail Group, Ltd.	846,000	1,444,878
PetroChina Co., Ltd., Class H	4,686,000	6,541,556
PICC Property & Casualty Co., Ltd., Class H(1)	570,000	715,404
Ping An Insurance (Group) Co. of China, Ltd., Class H	308,000	3,081,776
Poly (Hong Kong) Investments, Ltd.	345,000	322,852
Ports Design, Ltd.	249,500	688,476
Renhe Commercial Holdings Co., Ltd., Class H	1,220,000	204,054
Semiconductor Manufacturing International Corp.(1)	9,346,000	732,410
Shanda Interactive Entertainment, Ltd. ADR(1)	12,000	478,200
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	352,000	914,365
Shanghai Electric Group Co., Ltd., Class H	1,080,000	652,079
Shanghai Industrial Holdings, Ltd.	210,000	841,677
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	784,350	510,762
Shimao Property Holdings, Ltd.	217,000	331,366
SINA Corp.(1)	18,000	1,534,500
Sino Biopharmaceutical, Ltd.	1,508,000	487,916
Sino-Ocean Land Holdings, Ltd.	877,000	584,104
Sinopec Shanghai Petrochemical Co., Ltd., Class H	854,000	521,694
Sinotrans Shipping, Ltd.	512,000	188,897
Sinotruk Hong Kong, Ltd.	239,500	223,202
Sohu.com, Inc.(1)	13,200	1,024,056
Sound Global, Ltd.(1)	436,000	254,275
Standard Chartered PLC	42,786	1,113,223
Suntech Power Holdings Co., Ltd. ADR(1)	52,600	446,574
Swire Pacific, Ltd., Class H	345,000	998,487
Tencent Holdings, Ltd.	232,200	6,035,646
Tingyi (Cayman Islands) Holding Corp.	646,000	1,586,114
Tsingtao Brewery Co., Ltd., Class H	126,000	582,167
Want Want China Holdings, Ltd.	2,453,000	2,029,977
Weichai Power Co., Ltd., Class H	136,000	932,873
Wumart Stores, Inc., Class H	185,000	390,274
WuXi PharmaTech (Cayman), Inc. ADR(1)	16,100	274,666

5

Security	Shares	Value
Yangzijiang Shipbuilding Holdings, Ltd.	744,000	$1,087,267
Yantai Changyu Pioneer Wine Co., Ltd., Class B	75,600	824,988
Yanzhou Coal Mining Co., Ltd., Class H	428,000	1,251,231
Zhaojin Mining Industry Co., Ltd., Class H	106,000	390,569
Zhejiang Expressway Co., Ltd., Class H	480,000	447,638
Zijin Mining Group Co., Ltd., Class H	1,032,000	820,161
ZTE Corp., Class H	246,628	978,431

		$206,681,465

Colombia — 1.6%
Almacenes Exito SA	173,636	$2,138,718
Banco de Bogota	47,030	1,404,377
Bancolombia SA ADR, PFC Shares	74,400	4,347,936
Bolsa de Valores de Colombia	16,150,000	354,603
Cementos Argos SA	239,340	1,466,315
Cia Colombiana de Inversiones SA	202,370	564,637
Cia de Cemento Argos SA	212,050	2,180,346
Corporacion Financiera Colombiana SA	37,896	712,237
Ecopetrol SA	2,143,390	4,556,985
Empresa de Telecommunicaciones de Bogota SA(1)	2,532,380	842,183
Grupo Aval Acciones y Valores SA	2,409,885	2,084,274
Grupo de Inversiones Suramericana	120,770	2,283,072
Grupo Nacional de Chocolates SA	327,105	4,379,385
Interconexion Electrica SA	570,460	4,032,599
ISAGEN SA ESP	1,543,100	2,003,972
Tableros y Maderas de Caldas	90,751,973	450,042
Textiles Fabricato Tejicondor SA(1)	36,122,860	591,956

		$34,393,637

Croatia — 1.0%
Adris Grupa DD, PFC Shares	43,344	$2,326,781
Atlantska Plovidba DD	5,167	721,375
Dalekovod DD(1)	19,495	1,173,374
Ericsson Nikola Tesla	6,040	1,612,035
Hrvatski Telekom DD	136,030	7,634,210
INA Industrija Nafte DD(1)	5,893	3,954,339
Institut IGH DD(1)	705	273,450
Koncar-Elektroindustrija DD(1)	8,119	850,546
Petrokemija DD(1)	25,975	778,349
Podravka Prehrambena Industrija DD(1)	18,635	1,091,747
Privredna Banka Zagreb DD	3,177	380,706
Zagrebacka Banka DD	10,799	539,253

		$21,336,165

Czech Republic — 1.6%
CEZ AS	259,260	$12,225,461
Komercni Banka AS	33,564	8,031,470
New World Resources NV, Class A	399,400	6,483,326
Pegas Nonwovens SA	41,100	1,040,590
Philip Morris CR AS	1,713	991,639
Telefonica 02 Czech Republic AS	161,204	3,681,527
Unipetrol AS(1)	273,407	2,847,325

		$35,301,338

Egypt — 1.2%
Alexandria Mineral Oils Co.(2)	61,820	$532,660
Arab Cotton Ginning(2)	1,088,380	571,860
Citadel Capital Co.(1)(2)	200,400	235,562
Commercial International Bank(2)	580,204	3,522,350
Eastern Tobacco(2)	39,704	763,584
Egypt Kuwaiti Holding Co.(2)	559,596	725,654
Egyptian Electrical Cables(2)	1,131,000	140,905
Egyptian Financial & Industrial Co.(1)(2)	87,400	233,962

6

Security	Shares	Value
Egyptian Financial Group-Hermes Holding SAE(2)	305,271	$1,269,306
Egyptian for Tourism Resorts(1)(2)	2,771,950	692,564
Egyptian International Pharmaceutical Industrial Co.(2)	26,290	151,748
El Ezz Aldekhela Steel Alexa Co.(2)	4,000	449,744
El Sewedy Cables Holding Co.(1)(2)	69,774	525,315
Ezz Steel(1)(2)	380,345	1,018,149
Juhayna Food Industries(1)(2)	600,000	549,836
Maridive & Oil Services SAE(2)	224,400	668,712
Medinet Nasr for Housing(1)(2)	62,775	262,567
Misr Beni Suef Cement Co.(2)	36,880	368,366
MobiNil-Egyptian Co. for Mobil Services(2)	41,400	878,129
National Societe General Bank(2)	87,570	590,438
Olympic Group Financial Investments(2)	152,500	942,341
Orascom Construction Industries (OCI)(2)	109,022	3,934,920
Orascom Telecom Holding SAE(1)(2)	4,009,911	2,379,750
Oriental Weavers Co.(2)	79,375	444,747
Palm Hills Developments SAE(1)(2)	507,500	398,340
Pioneers Holding(2)	552,900	217,751
Sidi Kerir Petrochemicals Co.(2)	518,400	1,122,645
Six of October Development & Investment Co.(1)(2)	17,871	253,789
South Valley Cement(2)	638,902	393,928
Talaat Moustafa Group(1)(2)	1,002,400	1,098,273
Telecom Egypt(2)	553,084	1,472,692

		$26,810,587

Estonia — 0.4%
AS Merko Ehitus	50,618	$653,988
AS Nordecon International(1)	145,374	285,649
AS Olympic Entertainment Group(1)	503,790	1,089,908
AS Tallink Group, Ltd.(1)	3,623,652	4,081,012
AS Tallinna Kaubamaja	137,340	1,222,254
AS Tallinna Vesi	58,790	724,431

		$8,057,242

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	457,409	$55,577
CAL Bank, Ltd.	1,298,010	323,724
Ghana Commercial Bank, Ltd.	1,453,841	2,500,932
HFC Bank Ghana, Ltd.	1,235,326	331,790
Produce Buying Co., Ltd.	582,428	59,593
Standard Chartered Bank of Ghana, Ltd.	24,700	716,478

		$3,988,094

Hungary — 1.7%
EGIS Rt.	8,824	$951,396
FHB Mortgage Bank Rt.(1)	39,750	197,477
Magyar Telekom Rt.	1,790,300	4,856,940
MOL Hungarian Oil & Gas Rt.(1)	90,800	10,178,094
OTP Bank Rt.(1)	465,730	13,014,836
PannErgy PLC(1)	66,310	299,641
Richter Gedeon Rt.	36,600	7,791,678

		$37,290,062

India — 6.2%
ABB, Ltd.	19,900	$324,042
ACC, Ltd.	20,570	444,553
Adani Enterprises, Ltd.	95,100	1,170,820
Aditya Birla Nuvo, Ltd.	17,702	289,351
Amtek Auto, Ltd.	152,500	402,388
Asian Paints, Ltd.	8,730	493,345
Axis Bank, Ltd.	71,600	1,942,777
Bajaj Auto, Ltd.	38,560	1,060,599
Bajaj Hindusthan, Ltd.	125,000	225,402

7

Security	Shares	Value
Bank of Baroda	27,960	$533,485
Bank of India	64,300	617,869
Bharat Forge, Ltd.	63,650	479,460
Bharat Heavy Electricals, Ltd.	35,940	1,736,263
Bharat Petroleum Corp., Ltd.	49,500	656,106
Bharti Airtel, Ltd.	906,060	6,346,881
Biocon, Ltd.	51,500	393,245
Cairn India, Ltd.(1)	161,900	1,185,476
Canara Bank, Ltd.	38,500	513,250
Cipla, Ltd.	180,610	1,309,280
Coal India, Ltd.(1)	218,000	1,446,844
Colgate-Palmolive (India), Ltd.	24,900	440,351
Container Corp. of India, Ltd.	25,560	671,600
Crompton Greaves, Ltd.	83,600	503,046
Dabur India, Ltd.	364,400	744,749
Divi’s Laboratories, Ltd.	27,400	380,626
DLF, Ltd.	227,600	1,116,037
Dr. Reddy’s Laboratories, Ltd.	41,320	1,465,560
Educomp Solutions, Ltd.	55,565	577,751
Essar Oil, Ltd.(1)	198,130	527,489
Financial Technologies India, Ltd.	18,400	288,983
GAIL (India), Ltd.	265,750	2,725,196
GlaxoSmithKline Pharmaceuticals, Ltd.	4,480	220,733
Glenmark Pharmaceuticals, Ltd.	84,160	564,446
GMR Infrastructure(1)	976,800	845,720
Grasim Industries, Ltd.	6,730	336,427
Gujarat Ambuja Cements, Ltd.	249,800	693,763
Gujarat State Petronet, Ltd.	249,800	561,160
GVK Power & Infrastructure, Ltd.(1)	931,900	674,836
HCL Technologies, Ltd.	91,900	990,147
HDFC Bank, Ltd.	71,724	3,194,287
Hero Honda Motors, Ltd.	34,600	1,238,111
Hindalco Industries, Ltd.	213,310	1,080,340
Hindustan Petroleum Corp., Ltd.	40,900	320,666
Hindustan Unilever, Ltd.	468,800	2,776,055
Hindustan Zinc, Ltd.	14,840	406,904
Housing Development & Infrastructure, Ltd.(1)	152,314	435,582
Housing Development Finance Corp., Ltd.	370,000	5,087,901
ICICI Bank, Ltd.	181,670	4,065,076
IDBI Bank, Ltd.	100,800	312,701
Idea Cellular, Ltd.(1)	919,400	1,405,995
IFCI, Ltd.	308,000	357,792
Indiabulls Financial Services, Ltd.	165,200	567,039
Indiabulls Real Estate, Ltd.(1)	152,700	404,040
Indian Hotels Co., Ltd.	164,280	322,457
Indian Oil Corp., Ltd.	134,600	982,942
Infosys Technologies, Ltd.	135,900	9,222,871
Infrastructure Development Finance Co., Ltd.	407,100	1,314,113
ITC, Ltd.	830,860	2,958,568
IVRCL Infrastructures & Projects, Ltd.	191,600	340,312
Jaiprakash Associates, Ltd.	337,400	614,945
Jindal Steel & Power, Ltd.	115,800	1,680,743
JSW Steel, Ltd.	29,500	580,928
Kotak Mahindra Bank, Ltd.	118,200	999,925
Lanco Infratech, Ltd.(1)	332,800	361,770
Larsen & Toubro, Ltd.	43,360	1,556,427
LIC Housing Finance, Ltd.	212,000	833,286
Lupin, Ltd.	58,500	539,065
Mahindra & Mahindra, Ltd.	131,960	2,059,894
Maruti Suzuki India, Ltd.	33,150	910,519
Mphasis, Ltd.	39,900	592,472
Mundra Port & Special Economic Zone, Ltd.	406,500	1,244,917

8

Security	Shares	Value
Nestle India, Ltd.	9,530	$689,401
Nicholas Piramal India, Ltd.	56,100	538,658
NTPC, Ltd.	765,800	3,147,146
Oil & Natural Gas Corp., Ltd.	148,270	3,816,414
Power Grid Corporation of India, Ltd.	718,100	1,516,922
Ranbaxy Laboratories, Ltd.(1)	82,560	989,710
Reliance Capital, Ltd.	59,835	685,204
Reliance Communications, Ltd.	668,260	1,785,075
Reliance Industries, Ltd.	434,138	8,712,207
Reliance Infrastructure, Ltd.	108,600	1,673,893
Reliance Power, Ltd.(1)	512,050	1,507,585
Satyam Computer Services, Ltd.(1)	282,550	369,998
Sesa Goa, Ltd.	108,300	773,918
Shree Renuka Sugars, Ltd.	283,600	510,335
Siemens India, Ltd.	29,380	547,379
State Bank of India	25,000	1,444,745
State Bank of India GDR	9,600	1,128,000
Steel Authority of India, Ltd.	255,400	902,416
Sterlite Industries (India), Ltd.	279,120	1,007,772
Sun Pharmaceuticals Industries, Ltd.	181,000	1,737,473
Sun TV Network, Ltd.	43,800	463,975
Suzlon Energy, Ltd.(1)	695,050	746,154
Tata Communications, Ltd.(1)	65,700	336,278
Tata Consultancy Services, Ltd.	151,100	3,824,449
Tata Motors, Ltd.	71,950	1,810,608
Tata Power Co., Ltd.	71,390	1,943,626
Tata Steel, Ltd.	61,296	855,643
Tata Tea, Ltd.	118,000	259,039
Tata Teleservices Maharashtra, Ltd.(1)	791,600	298,157
Titan Industries, Ltd.	8,900	701,252
Torrent Power, Ltd.	44,700	219,819
Unitech, Ltd.	516,100	543,034
United Phosphorus, Ltd.	103,100	307,017
United Spirits, Ltd.	39,200	1,072,753
Voltas, Ltd.	39,000	163,908
Wipro, Ltd.	150,233	1,447,737
Yes Bank, Ltd.	83,900	484,339
Zee Entertainment Enterprises, Ltd.	258,114	651,602

		$134,282,340

Indonesia — 3.1%
Adaro Energy PT	9,885,000	$2,480,853
AKR Corporindo Tbk PT	3,936,500	628,476
Aneka Tambang Tbk PT	2,434,000	590,834
Astra Argo Lestari Tbk PT	321,000	776,096
Astra International Tbk PT	1,254,200	6,829,058
Bakrie & Brothers Tbk PT(1)	78,245,500	557,524
Bakrieland Development Tbk PT	27,657,500	401,009
Bank Central Asia Tbk PT	7,696,000	4,834,178
Bank Danamon Indonesia Tbk PT	2,004,803	1,325,202
Bank Mandiri Tbk PT	4,223,500	2,800,492
Bank Negara Indonesia Persero Tbk PT	3,174,500	1,137,515
Bank Pan Indonesia Tbk PT(1)	1,456,500	174,586
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT(1)	3,325,500	411,790
Bank Rakyat Indonesia PT	6,448,000	3,478,708
Bank Tabungan Negara Tbk PT	3,180,000	470,582
Berlian Laju Tanker Tbk PT(1)	7,544,500	297,820
Bumi Resources Tbk PT	11,727,000	3,569,039
Charoen Pokphand Indonesia Tbk PT	5,900,000	977,943
Delta Dunia Makmur Tbk PT(1)	4,150,000	592,463
Energi Mega Persada Tbk PT(1)	29,545,700	353,525
Gudang Garam Tbk PT	394,000	1,628,117

9

Security	Shares	Value
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	$179,055
Indo Tambangraya Megah Tbk PT	221,500	1,140,414
Indocement Tunggal Prakarsa Tbk PT	1,177,000	1,773,685
Indofood Sukses Makmur Tbk PT	3,154,000	1,646,022
Indosat Tbk PT	1,134,000	614,600
International Nickel Indonesia Tbk PT	1,665,500	854,966
Jasa Marga Tbk PT	2,117,500	704,318
Kalbe Farma Tbk PT	3,195,500	1,005,178
Lippo Karawaci Tbk PT	10,273,500	648,170
Medco Energi Internasional Tbk PT	2,095,000	753,384
Perusahaan Gas Negara PT	10,987,000	5,166,332
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	350,500	460,944
Semen Gresik (Persero) Tbk PT	1,850,500	1,593,579
Tambang Batubara Bukit Asam Tbk PT	550,000	1,206,966
Telekomunikasi Indonesia Tbk PT	9,700,000	8,116,361
Unilever Indonesia Tbk PT	711,800	1,189,512
United Tractors Tbk PT	2,033,583	4,834,584
XL Axiata Tbk PT(1)	1,170,000	680,269

		$66,884,149

Jordan — 0.8%
Arab Bank PLC	605,130	$8,287,696
Arab Potash Co. PLC	39,780	2,428,083
Capital Bank of Jordan(1)	210,413	441,142
Jordan Petroleum Refinery	152,820	1,185,406
Jordan Phosphate Mines	38,415	917,729
Jordan Steel	191,681	613,556
Jordan Telecom Corp.	105,200	842,194
Jordanian Electric Power Co.	228,996	1,299,773
Taameer Jordan Holdings PSC(1)	613,805	331,981
United Arab Investors(1)	1,061,925	574,504

		$16,922,064

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	263,800	$4,251,176
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	362,600	3,729,105
Kazakhmys PLC	223,600	5,387,753
KazMunaiGas Exploration Production GDR	167,800	3,600,715

		$16,968,749

Kenya — 0.8%
Athi River Mining, Ltd.	78,100	$179,230
Bamburi Cement Co., Ltd.	272,700	676,283
Barclays Bank of Kenya, Ltd.	956,765	755,496
Co-operative Bank of Kenya, Ltd. (The)	5,748,900	1,436,339
East African Breweries, Ltd.	1,421,480	3,191,972
Equity Bank, Ltd.	6,955,500	2,467,250
KenolKobil, Ltd.	4,090,000	504,627
Kenya Airways, Ltd.	1,264,800	713,937
Kenya Commercial Bank, Ltd.	6,516,420	1,869,300
Kenya Electricity Generating Co., Ltd.	2,321,100	475,389
Kenya Power & Lighting, Ltd.	3,473,537	1,028,561
Mumias Sugar Co., Ltd.	3,844,600	407,940
Nation Media Group, Ltd.	226,820	481,345
Safaricom, Ltd.	45,527,772	2,471,588
Standard Chartered Bank Kenya, Ltd.	66,288	223,104

		$16,882,361

Kuwait — 1.5%
Aerated Concrete Industries Co.	198,450	$240,824
Agility DGS	445,000	730,941
Ahli United Bank(1)	150,000	433,851
Al Ahli Bank of Kuwait KSC	285,000	692,019

10

Security	Shares	Value
Al Qurain Petrochemicals Co.(1)	560,000	$389,254
Al Safat Energy Holding Co. KSCC(1)	640,000	133,476
Al Safat Investment Co.(1)	640,000	157,686
Al Safwa Group Co.(1)	2,320,000	188,350
Boubyan Bank KSC(1)	360,000	784,146
Boubyan Petrochemicals Co.	805,000	1,580,968
Burgan Bank SAK(1)	263,758	518,004
Burgan Co. for Well Drilling, Trading & Maintenance KSCC(1)	75,250	126,290
Combined Group Contracting Co.	60,500	436,386
Commercial Bank of Kuwait SAK(1)	365,000	1,225,138
Commercial Real Estate Co. KSCC(1)	1,226,862	328,911
Gulf Bank(1)	540,000	1,060,525
Gulf Cable & Electrical Industries	125,000	856,990
Kuwait Finance House KSC	660,968	2,883,201
Kuwait Foods Co. (Americana)	125,000	696,304
Kuwait International Bank(1)	834,000	1,057,204
Kuwait Pipes Industries & Oil Services Co.(1)	530,000	477,057
Kuwait Portland Cement Co.	92,500	557,068
Kuwait Projects Co. Holdings KSC	220,500	354,312
Kuwait Real Estate Co.(1)	920,000	194,526
Mabanee Co. SAKC	262,350	721,334
Mena Holding Group(1)	198,000	98,982
Mobile Telecommunications Co.	1,405,000	7,354,163
National Bank of Kuwait SAK	943,177	4,849,759
National Industries Group Holding(1)	1,215,000	1,505,003
National Investment Co.(1)	270,000	433,851
National Mobile Telecommunication Co. KSC	40,000	265,667
National Ranges Co.(1)	7,920,000	740,755
National Real Estate Co.(1)	210,000	107,735
Sultan Center Food Products Co.(1)	460,000	275,951

		$32,456,631

Latvia — 0.0%(5)
Grindeks(1)	42,000	$552,308
Latvian Shipping Co.(1)	405,000	330,991

		$883,299

Lebanon — 0.3%
Solidere	83,555	$1,587,545
Solidere GDR(3)	270,600	5,209,050

		$6,796,595

Lithuania — 0.1%
Apranga PVA(1)	278,536	$741,737
Klaipedos Nafta PVA	1,345,900	966,298
Lesto AB(1)	62,755	90,131
Pieno Zvaigzdes	63,600	130,321
Rokiskio Suris	69,800	158,641
Sanitas(1)	55,400	420,809
Siauliu Bankas(1)	404,861	175,718

		$2,683,655

Malaysia — 3.1%
Aeon Co. (M) Bhd	165,300	$340,157
Airasia Bhd(1)	915,300	826,553
Alliance Financial Group Bhd	385,700	401,795
AMMB Holdings Bhd	459,200	997,520
Axiata Group Bhd(1)	1,388,450	2,186,768
Batu Kawan Bhd	175,500	940,853
Berjaya Corp. Bhd	2,289,600	819,358
Berjaya Sports Toto Bhd	297,214	409,718
Boustead Holdings Bhd	355,100	650,062
British American Tobacco Malaysia Bhd	71,000	1,095,636

11

Security	Shares	Value
Bursa Malaysia Bhd	221,700	$604,468
CIMB Group Holdings Bhd	1,110,200	3,050,115
Dialog Group Bhd	1,468,473	1,001,439
Digi.com Bhd	121,300	1,014,300
EON Capital Bhd(1)	118,600	270,998
Gamuda Bhd	1,748,500	2,182,604
Genting Bhd	1,047,300	3,658,742
Genting Plantations Bhd	163,400	452,291
Hong Leong Bank Bhd	178,000	538,245
Hong Leong Financial Group Bhd	145,000	416,654
IGB Corp. Bhd	173,500	120,502
IJM Corp. Bhd	883,190	1,890,235
IOI Corp. Bhd	1,361,718	2,560,200
Kencana Petroleum Bhd	1,396,334	1,177,013
KNM Group Bhd(1)	1,245,950	1,143,056
Kuala Lumpur Kepong Bhd	198,300	1,386,776
Kulim (Malaysia) Bhd	215,000	912,936
Lafarge Malayan Cement Bhd	438,750	1,126,996
Lion Industries Corp. Bhd	540,300	354,620
Malayan Banking Bhd	953,187	2,721,970
Malaysia Airports Holdings Bhd	170,800	341,990
Malaysian Airline System Bhd(1)	165,733	109,222
Malaysian Resources Corp. Bhd	1,423,500	1,028,055
Maxis Bhd	1,041,100	1,820,117
MISC Bhd	482,400	1,312,588
MMC Corp. Bhd	540,000	501,396
Mudajaya Group Bhd	180,000	306,373
Multi-Purpose Holdings Bhd	565,440	461,522
Parkson Holdings Bhd	342,278	633,228
Petronas Chemicals Group Bhd(1)	519,000	1,035,796
Petronas Dagangan Bhd	366,500	1,449,536
Petronas Gas Bhd	135,200	494,720
PLUS Expressways Bhd	603,900	864,937
PPB Group Bhd	273,800	1,530,701
Public Bank Bhd	556,720	2,436,730
Resorts World Bhd	1,599,100	1,748,276
RHB Capital Bhd	217,100	600,382
SapuraCrest Petroleum Bhd	965,400	1,166,539
Shell Refining Co. Bhd	36,900	130,171
Sime Darby Bhd	1,924,639	5,788,617
SP Setia Bhd	228,600	479,611
Supermax Corp. Bhd	168,000	242,739
TA Enterprise Bhd	1,323,000	346,685
Tan Chong Motor Holdings Bhd	148,700	243,510
Telekom Malaysia Bhd	631,300	767,389
Tenaga Nasional Bhd	1,003,625	2,023,391
Top Glove Corp. Bhd	327,100	534,282
UEM Land Holdings Bhd(1)	765,750	679,061
UMW Holdings Bhd	213,000	501,080
Unisem (M) Bhd	483,600	337,625
Wah Seong Corp. Bhd	435,726	328,671
WCT Bhd	351,800	373,533
YNH Property Bhd	159,815	94,238
YTL Corp. Bhd	303,006	803,512
YTL Power International Bhd	1,355,821	1,041,549

		$67,810,352

Mauritius — 0.8%
Ireland Blyth, Ltd.	31,600	$79,798
Mauritius Commercial Bank	1,183,400	7,039,503
Naiade Resorts, Ltd.(1)	842,920	652,766
New Mauritius Hotels, Ltd.	1,225,350	4,497,076

12

Security	Shares	Value
Rogers & Co., Ltd.	13,200	$133,333
State Bank of Mauritius, Ltd.	937,000	3,044,936
Sun Resorts, Ltd.	376,999	744,220
United Basalt Products, Ltd.	43,200	199,273
United Docks, Ltd.(1)	27,400	115,320

		$16,506,225

Mexico — 6.2%
Alfa SA de CV, Series A	453,500	$4,940,238
America Movil SAB de CV, Series L	10,619,725	30,289,546
Axtel SA de CV, Series CPO(1)	367,100	213,040
Bolsa Mexicana de Valores SA de CV	772,000	1,618,330
Carso Infraestructura y Construccion SA(1)	358,400	231,921
Cemex SAB de CV, Series CPO(1)	8,318,484	7,851,508
Coca-Cola Femsa SA de CV, Series L	30,200	239,613
Compartamos SAB de CV(1)	1,591,600	3,214,426
Consorcio ARA SA de CV	459,200	290,336
Controladora Comercial Mexicana SA de CV(1)	260,300	328,084
Corporacion GEO SA de CV, Series B(1)	287,200	983,218
Desarrolladora Homex SAB de CV(1)	249,950	1,271,281
Embotelladoras Arca SAB de CV	106,200	567,287
Empresas ICA SAB de CV(1)	1,200,300	3,042,554
Fomento Economico Mexicano SA de CV, Series UBD	1,125,000	5,965,811
Genomma Lab Internacional SA de CV(1)	429,300	1,088,202
Grupo Aeroportuario del Pacifico SA de CV, Class B	210,700	826,057
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,500	498,401
Grupo Bimbo SA de CV, Series A	309,100	2,625,477
Grupo Carso SA de CV, Series A1	714,800	2,047,000
Grupo Elektra SA de CV	35,300	1,473,166
Grupo Financiero Banorte SA de CV, Class O	2,094,000	9,321,243
Grupo Financiero Inbursa SA de CV, Class O	1,928,300	8,424,689
Grupo Mexico SAB de CV, Series B	3,132,726	12,300,036
Grupo Modelo SA de CV, Series C	340,700	2,094,585
Grupo Simec SA de CV, Series B(1)	92,000	252,922
Grupo Televisa SA, Series CPO(1)	1,320,900	6,350,250
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,311,868
Industrias CH SA, Series B(1)	100,700	394,300
Industrias Penoles SA de CV	103,600	3,450,202
Inmuebles Carso SAB de CV(1)	714,800	760,112
Kimberly-Clark de Mexico SA de CV	325,700	1,800,465
Mexichem SA de CV	757,991	2,711,172
Minera Frisco SAB de CV(1)	714,800	3,066,964
Organizacion Soriana SAB de CV, Class B	120,000	378,765
Promotora y Operadora de Infraestructura SA de CV(1)	77,700	267,412
Telefonos de Mexico SA de CV, Series L	3,044,300	2,637,507
TV Azteca SAB de CV, Series CPO	625,000	414,228
Urbi Desarrollos Urbanos SA de CV(1)	280,300	678,395
Wal-Mart de Mexico SAB de CV, Series V	2,910,300	8,094,429

		$134,315,040

Morocco — 1.6%
Alliances Developpement Immobilier SA	10,100	$899,377
Attijariwafa Bank	143,700	7,362,129
Banque Centrale Populaire	29,280	1,564,381
Banque Marocaine du Commerce Exterieur (BMCE)	99,292	2,906,852
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	373,291
Centrale Laitiere	85	133,339
Ciments du Maroc	7,760	1,069,640
Compagnie Generale Immobiliere	6,000	1,171,031
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,230	330,084
Credit Immobilier et Hotelier	6,440	251,381
Delta Holding SA	40,400	437,516

13

Security	Shares	Value
Douja Promotion Groupe Addoha SA	196,334	$2,466,778
Holcim Maroc SA	4,674	1,487,511
Lafarge Ciments	12,010	2,854,874
Managem(1)	11,355	1,108,089
Maroc Telecom	421,275	7,885,401
Samir(1)	5,580	391,381
Societe des Brasseries du Maroc	1,590	379,370
SONASID (Societe Nationale de Siderurgie)	2,667	547,526
Wafa Assurance	1,790	618,145

		$34,238,096

Nigeria — 0.8%
Access Bank PLC	11,037,516	$721,652
Ashaka Cement PLC(1)	2,154,293	406,817
Dangote Cement PLC	730,000	623,726
Dangote Sugar Refinery PLC	5,767,032	610,627
Diamond Bank PLC(1)	8,785,500	479,839
Ecobank Transnational, Inc.	6,788,518	736,631
Fidelity Bank PLC	22,430,824	452,597
First Bank of Nigeria PLC	19,574,046	1,968,340
First City Monument Bank PLC	10,093,000	510,786
Guaranty Trust Bank PLC	12,641,865	1,579,506
Guiness Nigeria PLC	558,075	745,873
Lafarge Cement WAPCO Nigeria PLC	2,336,900	645,086
Nestle Foods Nigeria PLC	235,300	635,611
Nigerian Breweries PLC	3,115,805	1,670,432
Oando PLC	1,735,399	797,839
PZ Cussons Nigeria PLC	1,185,000	257,016
Skye Bank PLC	9,120,700	556,893
UAC of Nigeria PLC	2,058,000	520,756
Unilever Nigeria PLC	2,757,800	561,710
Union Bank of Nigeria PLC(1)	4,658,654	150,951
United Bank for Africa PLC	16,954,357	1,164,463
Zenith Bank, Ltd.	18,276,378	1,839,049

		$17,636,200

Oman — 0.7%
Bank Dhofar SAOG	775,712	$1,470,067
Bank Muscat SAOG	1,088,518	2,718,263
Bank Sohar(1)	1,715,800	886,866
Dhofar International Development & Investment Holding Co.	219,700	338,134
Galfar Engineering & Contracting SAOG	742,096	1,135,074
National Bank of Oman, Ltd.	409,810	356,403
Oman Cables Industry SAOG	93,600	288,187
Oman Cement Co. SAOG	315,500	500,354
Oman Flour Mills Co., Ltd. SAOG	481,100	724,898
Oman International Bank SAOG	1,248,950	898,129
Oman National Investment Corp. Holdings	259,875	247,595
Oman Telecommunications Co.	1,009,800	3,287,355
Ominvest	198,028	240,595
Raysut Cement Co. SAOG	255,345	770,088
Renaissance Holdings Co.	690,523	2,184,313
Shell Oman Marketing Co.	34,398	221,462

		$16,267,783

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	221,155	$239,086
Arif Habib Securities, Ltd.(1)	454,200	137,869
Azgard Nine, Ltd.(1)	1,954,200	256,666
Bank Alfalah, Ltd.	4,021,538	535,235
D.G. Khan Cement Co., Ltd.(1)	1,053,232	362,984
Engro Corp., Ltd.	462,620	1,150,136

14

Security	Shares	Value
Fauji Fertilizer Bin Qasim, Ltd.	635,000	$304,857
Fauji Fertilizer Co., Ltd.	475,152	844,394
Habib Bank, Ltd.	382,500	551,656
Hub Power Co., Ltd.	3,039,700	1,368,244
Jahangir Siddiqui & Co., Ltd.(1)	2,323,700	307,910
Kot Addu Power Co., Ltd.	523,900	261,843
Lucky Cement, Ltd.	549,500	460,617
Muslim Commercial Bank, Ltd.	941,112	2,483,116
National Bank of Pakistan	719,267	645,096
Nishat Mills, Ltd.	1,359,810	1,055,716
Oil & Gas Development Co., Ltd.	1,273,400	2,519,892
Pakistan Oil Fields, Ltd.	212,900	801,082
Pakistan Petroleum, Ltd.	691,890	1,672,673
Pakistan State Oil Co., Ltd.	155,200	536,827
Pakistan Telecommunication Co., Ltd.	2,792,700	599,616
SUI Northern Gas Pipelines, Ltd.	611,000	189,103
United Bank, Ltd.	775,745	611,693

		$17,896,311

Peru — 1.6%
Alicorp SA	861,800	$1,960,050
Casa Grande SAA(1)	69,120	413,722
Cia de Minas Buenaventura SA ADR	173,580	7,116,780
Cia Minera Milpo SA	513,094	1,370,720
Credicorp, Ltd.	9,890	1,031,527
Credicorp, Ltd. ADR	66,594	6,943,090
Edegel SA	1,180,000	851,986
Edelnor SA	108,248	164,131
Energia del Sur SA	39,900	302,491
Ferreyros SA	376,710	611,984
Grana y Montero SA	692,612	1,625,263
Luz del Sur SAA	211,550	552,168
Minsur SA	814,657	1,329,332
Sociedad Minera Cerro Verde SA	27,721	1,469,213
Sociedad Minera el Brocal SA	8,970	176,486
Southern Copper Corp.	150,080	6,726,586
Volcan Cia Minera SA, Class B	1,878,331	2,678,486

		$35,324,015

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	4,278,000	$3,560,135
Aboitiz Power Corp.	1,765,000	1,111,182
Alliance Global Group, Inc.	4,540,000	1,179,157
Ayala Corp.	192,996	1,484,295
Ayala Land, Inc.	3,951,800	1,318,743
Banco De Oro	928,020	1,067,053
Bank of the Philippine Islands	1,032,451	1,202,658
DMCI Holdings, Inc.	2,045,000	1,568,103
Filinvest Land, Inc.	14,494,000	354,888
First Gen Corp.(1)	1,956,622	509,520
First Philippine Holdings Corp.	228,500	320,704
Globe Telecom, Inc.	18,040	314,665
Holcim Philippines, Inc.	1,492,000	449,898
International Container Terminal Services, Inc.	834,700	803,181
JG Summit Holding, Inc.	4,019,900	1,730,367
Jollibee Foods Corp.	573,300	973,987
Lopez Holdings Corp.(1)	4,600,000	509,250
Manila Electric Co.	345,600	1,682,047
Manila Water Co.	254,600	104,681
Megaworld Corp.	12,596,000	600,857
Metropolitan Bank & Trust Co.	642,455	943,808
Philex Mining Corp.	5,579,225	1,922,974

15

Security	Shares	Value
Philippine Long Distance Telephone Co.	50,420	$2,798,353
Philippine Long Distance Telephone Co. ADR	10,500	584,850
PNOC Energy Development Corp.	6,100,000	800,180
Robinsons Land Corp.	1,611,400	513,587
San Miguel Corp.	623,000	2,374,405
SM Investments Corp.	187,238	1,990,422
SM Prime Holdings, Inc.	4,412,799	1,035,142
Universal Robina Corp.	809,600	639,592
Vista Land & Lifescapes, Inc.	3,675,000	226,661

		$34,675,345

Poland — 3.2%
Agora SA	79,030	$660,687
AmRest Holdings SE(1)	7,766	224,231
Asseco Poland SA	176,826	3,260,634
Bank Handlowy w Warszawie SA	23,170	769,094
Bank Millennium SA(1)	419,685	728,745
Bank Pekao SA	77,538	4,617,691
Bank Zachodni WBK SA	17,800	1,355,283
Bioton SA(1)	13,249,600	646,063
Boryszew SA(1)	385,000	266,589
BRE Bank SA(1)	11,104	1,175,375
Budimex SA	25,400	875,057
Cersanit SA(1)	130,650	509,770
Cinema City International NV(1)	50,300	760,154
Cyfrowy Polsat SA	340,228	1,875,687
Echo Investment SA(1)	150,000	231,363
Enea SA	128,500	1,011,688
Eurocash SA	217,300	2,400,017
Getin Holding SA(1)	233,150	1,012,441
Globe Trade Centre SA(1)	88,790	648,060
Grupa Kety SA	9,600	423,923
Grupa Lotos SA(1)	51,453	738,453
ING Bank Slaski SA(1)	2,685	797,245
KGHM Polska Miedz SA	107,080	6,267,149
KOPEX SA(1)	82,600	558,770
LPP SA	1,100	775,917
Lubelski Wegiel Bogdanka SA(1)	25,600	1,012,389
Mondi Swiecie SA(1)	9,600	261,312
Multimedia Polska SA(1)	89,740	297,439
Netia SA(1)	401,654	737,770
NG2 SA	19,400	432,965
Orbis SA(1)	30,000	377,655
PBG SA	24,383	1,733,267
Polimex-Mostostal SA	1,331,272	1,787,012
Polish Oil & Gas	1,382,600	1,749,996
Polnord SA	20,350	225,109
Polska Grupa Energetyczna SA	484,200	3,856,927
Polski Koncern Miesny Duda SA(1)	430,000	250,128
Polski Koncern Naftowy Orlen SA(1)	236,500	3,926,724
Powszechna Kasa Oszczednosci Bank Polski SA	447,310	6,410,010
Powszechny Zaklad Ubezpieczen SA	28,200	3,391,859
Tauron Polska Energia SA(1)	1,405,700	3,078,571
Telekomunikacja Polska SA	838,050	4,905,258
TVN SA	427,120	2,476,062
Vistula Group SA(1)	400,000	316,009
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,900	203,585
Zaklady Azotowe Pulawy SA	8,500	328,877

		$70,349,010

16

Security	Shares	Value
Qatar — 1.5%
Aamal Co. QSC(1)	71,383	$415,072
Barwa Real Estate Co.	79,193	777,042
Commercial Bank of Qatar	60,167	1,394,240
Doha Bank, Ltd.	49,996	829,885
First Finance Co.(2)	53,357	290,135
Gulf International Services QSC	101,750	772,958
Industries Qatar	216,045	8,117,658
Masraf Al Rayan(1)	399,150	2,209,713
Qatar Electricity & Water Co.	44,280	1,548,445
Qatar Fuel	11,022	783,070
Qatar Gas Transport Co., Ltd. (NAKILAT)	387,640	1,987,914
Qatar Insurance Co.	18,635	434,908
Qatar International Islamic Bank	27,943	396,183
Qatar Islamic Bank	61,687	1,346,933
Qatar National Bank	105,889	5,643,330
Qatar National Cement Co.	10,500	342,463
Qatar National Navigation	54,321	1,440,236
Qatar Telecom QSC	41,902	2,031,500
Salam International Investment, Ltd. QSC	53,000	184,522
United Development Co.(1)	66,800	490,741
Vodafone Qatar(1)	1,007,110	2,209,218

		$33,646,166

Romania — 0.8%
Antibiotice SA	429,568	$75,740
Banca Transilvania(1)	7,290,645	3,282,766
Biofarm Bucuresti(1)	7,119,988	489,982
BRD-Group Societe Generale	1,810,760	8,394,244
Impact SA(1)	253,290	39,465
OMV Petrom SA(1)	41,816,100	4,853,993
Transelectrica SA	134,000	850,671

		$17,986,861

Russia — 6.4%
Aeroflot-Russian Airlines	229,000	$594,590
AvtoVAZ(1)	263,394	286,221
Comstar United Telesystems GDR(1)	151,550	983,092
CTC Media, Inc.	186,167	4,116,152
Evraz Group SA GDR(1)(3)	38,835	1,539,344
Federal Grid Co. Unified Energy System JSC(1)	180,367,282	2,669,255
Federal Hydrogenerating Co.(1)	64,666,687	3,233,674
Federal Hydrogenerating Co. ADR(1)	56,000	278,076
Gazprom OAO ADR	53,450	1,430,322
IDGC Holding JSC(1)	12,063,800	2,214,262
Irkutsk Electronetwork Co. JSC(2)	338,903	0
Irkutskenergo	327,400	263,122
KamAZ(1)	127,700	345,181
LUKOIL OAO ADR	146,877	9,000,360
Magnitogorsk Iron & Steel Works GDR(3)	53,108	777,292
Mechel ADR	63,400	1,999,002
MMC Norilsk Nickel	2,680	675,183
MMC Norilsk Nickel ADR	220,845	5,599,751
Mobile TeleSystems	1,018,600	8,529,380
Mobile TeleSystems ADR	5,500	105,105
Mosenergo	8,811,603	904,828
NovaTek OAO GDR(3)	40,116	4,529,900
Novolipetsk Steel GDR(3)	40,436	1,725,547
OAO Gazprom	73,400	486,137
OAO Gazprom ADR	888,077	23,518,796
OAO Inter Rao Ues(1)	899,004,049	1,430,304
OAO Seventh Continent(1)	16,900	140,000

17

Security	Shares	Value
OAO TMK GDR(1)(3)	36,357	$731,509
PIK Group GDR(1)	166,400	697,021
Quadra Power Generation JGC(1)	16,839,141	8,706
RBC Information Systems(1)	304,450	512,670
Rosneft Oil Co. GDR(1)(3)	682,850	5,840,776
Rostelecom ADR	30,400	1,026,000
Sberbank of Russian Federation	6,794,988	24,192,733
Severstal OAO GDR(1)(3)	67,745	1,225,332
Sistema JSFC	719,800	673,942
Sistema JSFC GDR(3)	41,430	951,374
SOLLERS(1)	24,262	541,353
Surgutneftegas OJSC ADR	368,903	4,105,271
Surgutneftegas OJSC ADR, PFC Shares	2,843,800	1,634,926
Tatneft ADR	61,566	2,191,085
TGK-2(1)	13,779,634	3,789
Transneft	647	840,466
Uralkali GDR(3)	65,025	2,462,699
Vimpel-Communications ADR	237,384	3,285,395
VTB Bank OJSC GDR(3)	558,270	3,994,098
Wimm-Bill-Dann Foods OJSC ADR	10,660	352,526
X5 Retail Group NV GDR(1)(3)	136,994	5,818,989

		$138,465,536

Slovenia — 0.9%
Gorenje DD(1)	37,265	$638,570
KRKA DD	88,405	7,746,543
Luka Koper(1)	35,250	751,641
Mercator Poslovni Sistem	8,415	1,767,704
Nova Kreditna Banka Maribor(1)	123,892	1,721,066
Petrol	4,194	1,475,750
Reinsurance Co. Sava, Ltd.(1)	19,485	213,396
Sava DD	4,180	443,845
Telekom Slovenije DD	15,242	1,826,002
Zavarovalnica Triglav DD(1)	81,339	1,951,502

		$18,536,019

South Africa — 6.0%
ABSA Group, Ltd.	108,850	$2,015,777
Adcock Ingram Holdings, Ltd.	60,400	474,395
AECI, Ltd.	31,830	354,392
African Bank Investments, Ltd.	320,714	1,631,050
African Rainbow Minerals, Ltd.	38,400	1,125,333
Allied Electronics Corp., Ltd., PFC Shares	186,200	705,461
Anglo Platinum, Ltd.(1)	19,280	1,894,058
AngloGold Ashanti, Ltd.	133,471	5,737,108
Aquarius Platinum, Ltd.	173,100	970,478
Arcelormittal South Africa, Ltd.	50,577	577,894
Aspen Pharmacare Holdings, Ltd.(1)	144,131	1,708,477
Aveng, Ltd.	431,690	2,285,045
AVI, Ltd.	119,300	497,792
Barloworld, Ltd.	247,220	2,386,137
Bidvest Group, Ltd.	268,496	5,731,028
Clicks Group, Ltd.	147,300	814,995
DataTec, Ltd.	140,700	688,036
Discovery Holdings, Ltd.	155,245	813,848
FirstRand, Ltd.	1,370,750	3,724,351
Foschini, Ltd.	68,500	757,389
Gold Fields, Ltd.	254,277	4,021,931
Grindrod, Ltd.	340,300	762,933
Group Five, Ltd.	81,460	362,524
Growthpoint Properties, Ltd.	475,200	1,134,280
Harmony Gold Mining Co., Ltd.	121,010	1,316,521

18

Security	Shares	Value
Hyprop Investments, Ltd.	67,500	$512,994
Illovo Sugar, Ltd.	87,400	323,425
Impala Platinum Holdings, Ltd.	166,580	4,742,605
Imperial Holdings, Ltd.	62,680	963,116
Investec, Ltd.	72,500	544,600
JD Group, Ltd.	58,290	421,584
JSE, Ltd.	42,700	475,121
Kumba Iron Ore, Ltd.	28,960	1,817,006
Kumba Resources, Ltd.	54,510	1,090,152
Lewis Group, Ltd.	32,500	343,545
Liberty Holdings, Ltd.	73,900	740,756
Life Healthcare Group Holdings, Ltd.	126,300	259,108
Massmart Holdings, Ltd.	70,000	1,389,303
Medi-Clinic Corp., Ltd.	57,420	231,605
MMI Holdings, Ltd.	512,896	1,172,038
Mondi, Ltd.	72,300	579,321
Mr. Price Group, Ltd.	118,100	934,226
MTN Group, Ltd.	992,440	17,009,407
Murray & Roberts Holdings, Ltd.	354,950	1,535,778
Mvelaphanda Resources, Ltd.(1)	41,600	214,752
Nampak, Ltd.	171,938	548,289
Naspers, Ltd., Class N	133,942	6,973,111
Nedbank Group, Ltd.	76,530	1,356,114
Netcare, Ltd.	415,950	836,055
Northam Platinum, Ltd.	67,300	403,575
Pangbourne Properties, Ltd.	122,800	325,404
Pick’n Pay Stores, Ltd.	130,670	779,739
Pretoria Portland Cement Co., Ltd.	225,427	977,929
Raubex Group, Ltd.	93,000	280,691
Redefine Properties, Ltd.	1,261,400	1,334,883
Remgro, Ltd.	179,800	2,734,208
Reunert, Ltd.	209,760	1,867,192
RMB Holdings, Ltd.	229,400	1,225,282
Sanlam, Ltd.	671,690	2,542,851
Sappi, Ltd.(1)	222,236	1,126,009
Sasol, Ltd.	164,050	7,957,059
Shoprite Holdings, Ltd.	184,700	2,292,558
Spar Group, Ltd.	79,600	1,004,777
Standard Bank Group, Ltd.	408,121	5,982,527
Steinhoff International Holdings, Ltd.(1)	548,840	1,782,211
Sun International, Ltd.	30,482	437,744
Telkom South Africa, Ltd.	253,050	1,239,175
Tiger Brands, Ltd.	59,000	1,526,398
Tongaat-Hulett	21,000	309,086
Truworths International, Ltd.	184,600	1,638,036
Vodacom Group (Pty), Ltd.	227,600	2,218,013
Wilson Bayly Holmes-Ovcon, Ltd.	51,800	882,355
Woolworths Holdings, Ltd.	371,409	1,216,449

		$129,589,395

South Korea — 6.1%
Amorepacific Corp.	688	$666,954
Asiana Airlines(1)	46,000	464,513
Busan Bank	38,370	464,446
Celltrion, Inc.(1)	20,810	668,478
Cheil Industries, Inc.	14,000	1,503,312
Cheil Worldwide, Inc.	32,500	412,324
CJ CheilJedang Corp.	1,796	309,097
CJ Corp.	3,700	249,439
CJ O Shopping Co., Ltd.(1)	3,130	735,790
Daegu Bank	26,450	366,808
Daelim Industrial Co., Ltd.	4,950	551,219

19

Security	Shares	Value
Daewoo Engineering & Construction Co., Ltd.	37,741	$465,539
Daewoo International Corp.	11,575	393,179
Daewoo Motor Sales Corp.(1)	104,445	229,140
Daewoo Securities Co., Ltd.	24,050	565,263
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,880	690,313
Dong-A Pharmaceutical Co., Ltd.	3,386	342,737
Dongbu Insurance Co., Ltd.	9,840	399,583
Dongkuk Steel Mill Co., Ltd.	12,930	415,186
Doosan Corp.	3,160	472,247
Doosan Heavy Industries & Construction Co., Ltd.	9,100	641,160
Doosan Infracore Co., Ltd.(1)	16,600	444,380
GLOVIS Co., Ltd.	7,470	1,041,681
GS Engineering & Construction Corp.	6,270	666,225
GS Holdings Corp.	16,000	1,192,874
Hana Financial Group, Inc.	53,330	2,119,626
Hanjin Heavy Industries & Construction Co., Ltd.	9,911	340,168
Hanjin Shipping Co., Ltd.(1)	18,291	605,640
Hanjin Shipping Holdings Co., Ltd.	17,298	254,550
Hankook Tire Co., Ltd.	21,040	520,627
Hanmi Pharmaceutical Co., Ltd.(1)	1,776	118,215
Hansol Paper Co., Ltd.(1)	30,000	257,272
Hanwha Chemical Corp.	29,490	1,067,676
Hanwha Corp.	17,590	899,167
Hite Brewery Co., Ltd.	1,789	178,846
Honam Petrochemical Corp.	4,170	1,350,272
Hynix Semiconductor, Inc.(1)	71,290	1,891,020
Hyosung Corp.	7,680	631,270
Hyundai Department Store Co., Ltd.	6,215	727,985
Hyundai Development Co.	16,000	534,543
Hyundai Engineering & Construction Co., Ltd.	11,670	907,040
Hyundai Heavy Industries Co., Ltd.	9,470	4,109,803
Hyundai Marine & Fire Insurance Co., Ltd.	13,800	362,184
Hyundai Merchant Marine Co., Ltd.	20,100	603,976
Hyundai Mipo Dockyard Co., Ltd.	3,775	694,600
Hyundai Mobis	13,600	3,143,397
Hyundai Motor Co.	33,800	5,412,261
Hyundai Securities Co., Ltd.	43,870	557,712
Hyundai Steel Co.	14,230	1,771,332
Industrial Bank of Korea	54,280	824,813
Kangwon Land, Inc.	23,740	551,014
KB Financial Group, Inc.	84,511	4,361,119
KCC Corp.	1,445	440,530
Kia Motors Corp.(1)	43,320	2,122,398
Korea Electric Power Corp.(1)	87,220	2,210,557
Korea Exchange Bank	65,860	618,448
Korea Express Co., Ltd.(1)	4,349	430,094
Korea Gas Corp.	5,680	212,406
Korea Investment Holdings Co., Ltd.	16,690	754,349
Korea Line Corp.(1)	5,254	118,078
Korea Zinc Co., Ltd.	4,440	1,182,825
Korean Air Lines Co., Ltd.(1)	11,002	715,113
Korean Reinsurance Co.	38,661	422,232
KT Corp.	40,973	1,529,730
KT&G Corp.	26,915	1,420,564
LG Chem, Ltd.	10,618	3,995,580
LG Corp.	14,610	1,112,506
LG Display Co., Ltd.	34,900	1,186,813
LG Electronics, Inc.	18,720	1,957,492
LG Hausys, Ltd.	2,858	208,952
LG Household & Health Care, Ltd.	1,850	672,828
LG Life Sciences, Ltd.(1)	5,000	209,909
LG Uplus Corp.	78,920	461,406

20

Security	Shares	Value
LIG Insurance Co., Ltd.	12,400	$297,633
Lotte Shopping Co., Ltd.	3,265	1,321,914
LS Corp.	3,530	323,813
LS Industrial Systems Co., Ltd.	3,800	259,529
Macquarie Korea Infrastructure Fund	31,415	134,480
Mirae Asset Securities Co., Ltd.	9,580	430,057
Namhae Chemical Corp.	15,250	232,769
NCsoft Corp.	2,850	491,347
NHN Corp.(1)	6,475	1,154,889
Nong Shim Co., Ltd.	1,400	255,044
OCI Co., Ltd.	3,870	1,312,341
ORION Corp.	800	299,245
POSCO	15,527	6,308,831
S-Oil Corp.	11,085	1,104,418
S1 Corp.	5,750	276,792
Samsung C&T Corp.	20,020	1,279,993
Samsung Card Co., Ltd.	14,060	695,433
Samsung Electro-Mechanics Co., Ltd.	9,390	1,091,922
Samsung Electronics Co., Ltd.	20,700	18,174,306
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,145,156
Samsung Engineering Co., Ltd.	4,600	812,333
Samsung Fine Chemicals Co., Ltd.	8,450	617,421
Samsung Fire & Marine Insurance Co., Ltd.	10,085	2,086,014
Samsung Heavy Industries Co., Ltd.	31,450	1,201,216
Samsung Life Insurance Co., Ltd.	23,300	2,146,602
Samsung SDI Co., Ltd.	6,350	885,595
Samsung Securities Co., Ltd.	15,140	1,197,376
Samsung Techwin Co., Ltd.	5,295	444,400
Shinhan Financial Group Co., Ltd.	103,003	4,572,306
Shinsegae Co., Ltd.	2,652	1,362,304
SK Broadband Co., Ltd.(1)	83,346	376,814
SK C&C Co., Ltd.	3,900	355,693
SK Chemicals Co., Ltd.	5,860	312,949
SK Energy Co., Ltd.	15,679	2,875,655
SK Holdings Co., Ltd.	6,015	893,244
SK Networks Co., Ltd.	26,310	290,980
SK Telecom Co., Ltd.	11,650	1,712,033
SK Telecom Co., Ltd. ADR	9,450	163,485
STX Pan Ocean Co., Ltd.	54,780	532,518
Tong Yang Securities, Inc.	32,865	265,464
Woongjin Coway Co., Ltd.	14,650	456,506
Woori Finance Holdings Co., Ltd.	73,360	934,310
Woori Investment & Securities Co., Ltd.	34,900	675,223
Yuhan Corp.	1,968	264,139

		$133,155,317

Taiwan — 6.3%
Acer, Inc.	506,990	$1,377,424
Advanced Semiconductor Engineering, Inc.	1,084,774	1,346,648
Altek Corp.	253,579	383,036
Ambassador Hotel	298,000	472,843
AmTRAN Technology Co., Ltd.	349,073	326,486
Asia Cement Corp.	440,845	484,814
Asia Optical Co., Inc.(1)	146,907	301,358
Asustek Computer, Inc.	121,578	1,090,525
AU Optronics Corp.(1)	1,230,837	1,203,000
Capital Securities Corp.	701,407	376,056
Catcher Technology Co., Ltd.	211,647	872,838
Cathay Financial Holding Co., Ltd.	1,645,903	3,042,825
Chang Hwa Commercial Bank	926,000	785,113
Cheng Shin Rubber Industry Co., Ltd.	509,863	1,124,709
Chicony Electronics Co., Ltd.	147,439	320,940

21

Security	Shares	Value
Chimei Innolux Corp.(1)	1,140,884	$1,433,565
China Airlines, Ltd.(1)	774,411	591,880
China Development Financial Holding Corp.	2,028,209	928,232
China Life Insurance Co., Ltd.	545,556	569,446
China Motor Corp.	582,315	550,004
China Petrochemical Development Corp.(1)	820,800	928,705
China Steel Corp.	2,758,260	3,200,132
Chinatrust Financial Holding Co., Ltd.	2,772,671	2,353,473
Chipbond Technology Corp.(1)	259,000	469,382
Chong Hong Construction Co., Ltd.	164,495	445,004
Chunghwa Picture Tubes, Ltd.(1)	2,539,419	386,397
Chunghwa Telecom Co., Ltd.	1,262,746	3,862,723
Chunghwa Telecom Co., Ltd. ADR	20,616	615,800
Clevo Co.	170,426	373,163
Compal Electronics, Inc.	919,345	1,213,014
Coretronic Corp.	232,505	393,700
Delta Electronics, Inc.	316,105	1,458,112
Dynapack International Technology Corp.	111,374	366,231
E Ink Holdings, Inc.(1)	267,000	482,297
E.Sun Financial Holding Co., Ltd.	839,591	570,967
Elan Microelectronics Corp.	345,300	535,106
Epistar Corp.	191,472	697,907
EVA Airways Corp.(1)	508,744	587,870
Evergreen International Storage & Transport Corp.	319,000	295,633
Evergreen Marine Corp.(1)	582,050	608,953
Everlight Electronics Co., Ltd.	104,291	315,807
Far Eastern Department Stores, Ltd.	392,862	696,842
Far Eastern New Century Corp.	620,727	1,052,688
Far EasTone Telecommunications Co., Ltd.	626,074	937,426
Faraday Technology Corp.	169,434	366,591
Feng Hsin Iron & Steel Co., Ltd.	183,260	352,470
First Financial Holding Co., Ltd.	1,265,636	1,158,193
Formosa Chemicals & Fibre Corp.	941,980	3,426,706
Formosa International Hotels Corp.	29,117	504,691
Formosa Petrochemical Corp.	479,320	1,546,779
Formosa Plastics Corp.	1,152,670	3,927,789
Formosa Taffeta Co., Ltd.	542,000	538,571
Formosan Rubber Group, Inc.	433,000	442,262
Foxconn International Holdings, Ltd.(1)	582,000	413,822
Foxconn Technology Co., Ltd.	171,295	687,677
Fubon Financial Holding Co., Ltd.	1,382,139	1,919,987
Giant Manufacturing Co., Ltd.	150,208	584,478
Gintech Energy Corp.	133,000	419,581
Goldsun Development & Construction Co., Ltd.	881,117	449,694
Great Wall Enterprise Co., Ltd.	369,020	397,375
HannStar Display Corp.(1)	2,250,299	438,550
Highwealth Construction Corp.	227,705	529,008
Hon Hai Precision Industry Co., Ltd.	1,427,034	6,088,283
Hotai Motor Co., Ltd.	159,000	481,152
HTC Corp.	126,332	4,246,780
Hua Nan Financial Holdings Co., Ltd.	1,212,422	982,699
Inotera Memories, Inc.(1)	895,786	563,521
Inventec Co., Ltd.	614,460	359,054
KGI Securities Co., Ltd.	1,172,000	675,817
Largan Precision Co., Ltd.	27,795	758,343
Lite-On Technology Corp.	544,328	738,334
Macronix International Co., Ltd.	667,860	514,622
MediaTek, Inc.	184,462	2,502,251
Mega Financial Holding Co., Ltd.	2,865,000	2,318,628
Motech Industries, Inc.	75,175	299,077
Nan Kang Rubber Tire Co., Ltd.(1)	356,900	564,042
Nan Ya Plastics Corp.	1,534,608	4,230,498

22

Security	Shares	Value
Nanya Technology Corp.(1)	355,621	$223,952
Neo Solar Power Corp.(1)	149,000	384,856
Novatek Microelectronics Corp., Ltd.	108,942	360,410
Pegatron Corp.(1)	433,028	594,405
Phison Electronics Corp.	60,363	393,307
Polaris Securities Co., Ltd.	943,300	658,617
Pou Chen Corp.	1,251,819	1,186,909
Powerchip Technology Corp.(1)	1,370,239	326,776
Powertech Technology, Inc.	118,969	444,776
President Chain Store Corp.	261,664	1,114,385
Qisda Corp.(1)	700,000	493,028
Quanta Computer, Inc.	614,508	1,295,933
Radiant Opto-Electronics Corp.	257,398	560,425
Radium Life Tech Co., Ltd.	319,000	433,289
Realtek Semiconductor Corp.	116,826	273,550
RichTek Technology Corp.	36,478	283,610
Ritek Corp.(1)	1,292,159	390,636
Ruentex Development Co., Ltd.	269,000	404,598
Ruentex Industries, Ltd.	276,000	649,305
Sanyang Industrial Co., Ltd.(1)	742,327	450,888
Shin Kong Financial Holding Co., Ltd.(1)	1,684,368	849,932
Shin Kong Synthetic Fibers Corp.	1,197,000	617,584
Siliconware Precision Industries Co.	601,243	845,429
Simplo Technology Co., Ltd.	64,372	454,267
Sino-American Silicon Products, Inc.	105,069	430,017
SinoPac Financial Holdings Co., Ltd.	2,065,000	997,259
Solar Applied Materials Technology Corp.	244,552	610,046
Star Comgisitic Capital Co., Ltd.(1)	222,320	321,044
Synnex Technology International Corp.	209,818	551,786
Tainan Spinning Co., Ltd.	865,980	612,062
Taishin Financial Holdings Co., Ltd.(1)	1,696,757	980,125
Taiwan Business Bank(1)	1,067,040	493,404
Taiwan Cement Corp.	878,850	943,922
Taiwan Cooperative Bank	1,196,063	1,013,774
Taiwan Fertilizer Co., Ltd.	218,000	815,813
Taiwan Glass Industrial Corp.	252,000	336,255
Taiwan Kolin Co., Ltd.(1)(2)	177,000	0
Taiwan Mobile Co., Ltd.	716,427	1,689,699
Taiwan Semiconductor Manufacturing Co., Ltd.	4,051,465	10,535,234
Taiwan Tea Corp.	395,711	280,629
Tatung Co., Ltd.(1)	3,218,000	751,285
Teco Electric & Machinery Co., Ltd.	482,000	300,506
Tong Yang Industry Co., Ltd.	324,000	426,403
Tripod Technology Corp.	119,401	549,834
TSRC Corp.	286,000	743,568
TTY Biopharm Co., Ltd.	139,000	686,005
Tung Ho Steel Enterprise Corp.	532,060	626,117
U-Ming Marine Transport Corp.	186,000	399,501
Uni-President Enterprises Corp.	1,341,727	1,834,904
Unimicron Technology Corp.	359,000	742,501
United Microelectronics Corp.	2,647,090	1,627,608
Walsin Lihwa Corp.(1)	958,000	577,337
Wan Hai Lines, Ltd.(1)	494,250	412,091
Waterland Financial Holdings	941,861	543,356
Wei Chuan Food Corp.	379,000	452,763
Wintek Corp.(1)	299,000	511,591
Wistron Corp.	433,653	846,399
WPG Holdings Co., Ltd.	222,550	435,470
Yageo Corp.	788,000	411,431
Yang Ming Marine Transport(1)	637,050	640,392
Yieh Phui Enterprise	1,017,324	413,267
Young Fast Optoelectronics Co., Ltd.	34,578	344,596

23

Security	Shares	Value
Yuanta Financial Holding Co., Ltd.	1,929,225	$1,554,596
Yuen Foong Yu Paper Manufacturing Co., Ltd.	885,833	427,900
Yulon Motor Co., Ltd.	523,809	1,089,226
Zinwell Corp.	185,871	352,830

		$135,859,812

Thailand — 3.1%
Advanced Info Service PCL(4)	1,726,000	$4,486,735
Airports of Thailand PCL(4)	742,000	788,569
Asian Property Development PCL(4)	2,397,500	455,577
Bangkok Bank PCL	252,500	1,221,341
Bangkok Bank PCL(4)	101,800	497,320
Bangkok Dusit Medical Services PCL(4)	559,400	868,249
Bank of Ayudhya PCL(4)	2,076,800	1,661,347
Banpu PCL(4)	77,400	1,843,987
BEC World PCL(4)	1,567,600	1,605,619
Bumrungrad Hospital PCL(4)	899,500	954,141
Cal-Comp Electronics (Thailand) PCL(4)	2,747,300	290,966
Central Pattana PCL(4)	426,000	370,328
CH. Karnchang PCL(4)	892,200	234,905
Charoen Pokphand Foods PCL(4)	4,153,900	2,951,246
CP ALL PCL(4)	2,981,100	3,723,413
Delta Electronics (Thailand) PCL(4)	1,087,100	1,005,570
Electricity Generating PCL(4)	207,400	716,050
Glow Energy PCL(4)	1,063,200	1,388,076
Hana Microelectronics PCL(4)	888,200	727,976
IRPC PCL(4)	5,180,100	850,024
Italian-Thai Development PCL(1)(4)	1,858,000	219,508
Kasikornbank PCL(4)	998,000	3,828,891
Khon Kaen Sugar Industry PCL	1,832,000	790,374
Krung Thai Bank PCL(4)	1,945,000	997,835
L.P.N. Development PCL(4)	1,255,000	348,010
Land & Houses PCL	1,242,800	224,174
Land & Houses PCL(4)	1,350,700	249,843
Minor International PCL(4)	2,325,270	816,605
Precious Shipping PCL(4)	258,800	149,260
Pruksa Real Estate PCL(4)	450,000	241,227
PTT Aromatics & Refining PCL(4)	587,652	707,446
PTT Chemical PCL(4)	308,800	1,404,310
PTT Exploration & Production PCL(4)	949,800	4,957,609
PTT PCL(4)	576,460	6,278,743
Quality House PCL(4)	5,618,700	372,963
Ratchaburi Electricity Generating Holding PCL(4)	676,000	882,413
Sahaviriya Steel Industries PCL(1)(4)	5,208,300	216,270
Samart Corp. PCL	366,600	105,218
Siam Cement PCL(4)	184,500	1,995,794
Siam City Cement PCL(4)	47,690	336,088
Siam Commercial Bank PCL(4)	1,067,000	3,258,261
Siam Makro PCL(4)	35,000	160,867
Sino Thai Engineering & Construction PCL(4)	2,479,500	983,202
Thai Airways International PCL(4)	1,030,900	1,258,821
Thai Beverage PCL	7,386,000	1,645,439
Thai Oil PCL(4)	712,500	1,576,188
Thai Tap Water Supply Co., Ltd	3,598,200	716,631
Thai Union Frozen Products PCL(4)	643,335	939,858
Thanachart Capital PCL(4)	417,400	410,191
Thoresen Thai Agencies PCL(4)	424,160	250,887
TMB Bank PCL(1)(4)	13,375,900	883,893
Total Access Communication PCL	723,300	946,349
Total Access Communication PCL(4)	474,800	631,484

24

Security	Shares	Value
TPI Polene PCL	432,000	$151,606
True Corp. PCL(1)(4)	7,601,500	1,608,346

		$67,186,043

Turkey — 2.8%
Adana Cimento Sanayii TAS	93,019	$329,693
Akbank TAS	923,133	4,342,124
Akcansa Cimento AS	56,400	260,919
Akenerji Elektrik Uretim AS(1)	105,255	203,670
Aksa Akrilik Kimya Sanayii AS	185,209	437,115
Albaraka Turk Katilim Bankasi AS	113,900	169,226
Anadolu Efes Biracilik ve Malt Sanayii AS	157,739	1,945,679
Arcelik AS	267,854	1,389,294
Asya Katilim Bankasi AS	530,000	928,505
Aygaz AS	69,913	378,212
Bagfas Bandirma Gubre Fabrikalari AS(1)	2,500	263,119
BIM Birlesik Magazalar AS	75,860	2,437,377
Cimsa Cimento Sanayi ve Ticaret AS	66,200	402,820
Coca-Cola Icecek AS	37,700	422,679
Dogan Sirketler Grubu Holding AS(1)	1,656,509	1,137,364
Dogan Yayin Holding AS(1)	423,304	523,780
Eczacibasi Ilac Sanayi ve Ticaret AS	127,500	191,651
Enka Insaat ve Sanayi AS	761,814	2,876,041
Eregli Demir ve Celik Fabrikalari TAS(1)	868,481	2,731,104
Ford Otomotiv Sanayi AS	57,600	478,164
Gubre Fabrikalari TAS(1)	25,300	231,639
Haci Omer Sabanci Holding AS	534,018	2,280,548
Hurriyet Gazetecilik ve Matbaacilik AS	128,238	176,308
Ihlas Holding AS(1)	636,600	612,203
Is Gayrimenkul Yatirim Ortakligi AS	395,465	454,769
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	570,360	287,900
KOC Holding AS	811,634	3,328,153
Koza Altin Isletmeleri AS	49,200	568,604
Koza Davetiyeleri(1)	123,000	331,841
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	225,000	229,886
Petkim Petrokimya Holding AS(1)	582,661	840,809
Petrol Ofisi AS	93,978	402,800
Sekerbank TAS	195,000	201,024
TAV Havalimanlari Holding AS(1)	135,000	633,811
Tekfen Holding AS	232,717	966,575
Tofas Turk Otomobil Fabrikasi AS	117,700	637,050
Trakya Cam Sanayii AS(1)	273,491	568,989
Tupras-Turkiye Petrol Rafinerileri AS	119,370	3,102,796
Turcas Petrolculuk AS	144,459	350,628
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	520,685	1,678,332
Turk Sise ve Cam Fabrikalari AS(1)	541,112	1,113,442
Turk Telekomunikasyon AS	530,400	2,176,432
Turkcell Iletisim Hizmetleri AS	752,300	4,636,192
Turkiye Garanti Bankasi AS	1,277,000	5,708,203
Turkiye Halk Bankasi AS	180,300	1,430,001
Turkiye Is Bankasi	829,807	2,618,398
Turkiye Sinai Kalkinma Bankasi AS	256,666	403,711
Turkiye Vakiflar Bankasi TAO	452,200	1,118,673
Ulker Gida Sanayi ve Ticaret AS	140,959	487,851
Yapi ve Kredi Bankasi AS(1)	504,885	1,476,726
Yazicilar Holding AS	49,200	369,651
Zorlu Enerji Elektrik Uretim AS(1)	91,054	147,502

		$61,419,983

United Arab Emirates — 1.4%
Aabar Investments (PJSC)(1)	2,497,440	$985,908
Abu Dhabi Commercial Bank (PJSC)(1)	1,977,000	1,158,754

25

Security	Shares	Value
Abu Dhabi National Hotels	718,461	$564,630
Agthia Group (PJSC)	840,000	445,951
Air Arabia	4,942,600	1,052,821
Ajman Bank (PJSC)(1)	634,400	130,943
Aldar Properties (PJSC)	1,721,800	765,209
Amlak Finance (PJSC)(1)	227,500	48,187
Arabtec Holding Co.(1)	4,903,300	2,200,115
Aramex (PJSC)(1)	982,500	546,179
Dana Gas(1)	14,357,790	2,423,252
DP World, Ltd.	8,864,328	5,613,938
Dubai Financial Market	3,526,800	1,331,847
Dubai Investments (PJSC)	1,391,777	300,109
Dubai Islamic Bank (PJSC)	1,080,697	637,267
Emaar Properties (PJSC)(1)	5,461,100	4,554,591
Emirates NBD (PJSC)	381,700	303,917
First Gulf Bank (PJSC)	336,400	1,502,190
Gulf Navigation Holding	1,850,000	184,958
Islamic Arabic Insurance Co.(1)	860,000	185,250
National Bank of Abu Dhabi (PJSC)	1,029,639	3,295,859
Ras Al Khaimah Cement Co.	2,052,000	419,187
Ras Al Khaimah Co.	490,450	173,585
Ras Al Khaimah Properties (PJSC)(1)	2,244,000	238,472
Sorouh Real Estate Co.(1)	848,925	310,571
Union National Bank(1)	1,458,440	1,227,820
Waha Capital (PJSC)	2,159,590	448,948

		$31,050,458

Vietnam — 0.7%
Baoviet Holdings	187,000	$851,864
Development Investment Construction Corp.	154,500	300,657
FPT Corp.	382,333	1,230,815
Gemadept Corp.(1)	312,000	510,097
Hagl JSC	452,550	1,294,963
HCM City Infrastructure Investment JSC	130,000	239,219
Hoa Phat Group JSC	429,100	849,348
Kinh Bac City Development Share Holding Corp.(1)	202,500	383,478
Kinhdo Corp.	505,750	1,423,673
PetroVietnam Drilling and Well Services JSC(1)	364,413	1,034,437
PetroVietnam Fertilizer and Chemical JSC	527,600	1,148,255
Pha Lai Thermal Power JSC	483,390	304,183
Refrigeration Electrical Engineering Corp.(1)	312,100	271,511
Saigon Securities, Inc.	548,600	833,897
Song Da Urban & Industrial Zone Investment and Development JSC	153,250	525,380
Tan Tao Investment Industry Co.(1)	569,800	477,066
Vietnam Construction and Import-Export JSC	307,655	364,966
Vietnam Dairy Products JSC	230,990	1,105,753
Vincom JSC(1)	440,245	2,135,015
Vinh Son - Song Hinh Hydropower JSC	195,000	124,835

		$15,409,412

Total Common Stocks (identified cost $1,743,594,064)		$2,129,886,846

Equity-Linked Securities(6)— 0.8%

	Maturity
Security	Date	Shares	Value
Saudi Arabia — 0.8%
Al Abdullatif Industrial Investment Co.(7)	7/6/12	24,300	$171,378
Al Rajhi Bank(7)	4/30/12	74,893	1,600,044
Alinma Bank(1)(7)	6/4/12	156,100	425,583

26

	Maturity
Security	Date	Shares	Value
Almarai Co., Ltd.(7)	3/27/12	46,000	$1,235,735
Arab National Bank(7)	6/4/12	45,500	492,560
Bank Albilad(1)(7)	9/21/12	38,000	199,352
Banque Saudi Fransi(7)	4/30/12	34,584	448,162
Dar Al Arkan Real Estate Development(7)	8/13/12	58,000	140,346
Etihad Etisalat Co.(7)	4/2/12	95,862	1,338,727
Fawaz Abdulaziz Alhokair Co.(7)	4/4/12	20,000	227,176
Jabal Omar Development Co.(7)	5/3/13	61,100	261,887
Jarir Marketing Co.(7)	6/4/12	11,300	439,147
Mobile Telecommunications Co.(1)(7)	6/4/12	72,000	143,507
National Industrialization Co.(7)	5/14/12	113,230	919,331
Rabigh Refining and Petrochemicals Co.(1)(7)	4/2/12	21,500	124,830
Riyad Bank(7)	6/11/12	82,700	576,634
Sahara Petrochemical Co.(1)(7)	11/26/12	46,000	243,161
Samba Financial Group(7)	4/30/12	42,508	660,221
Saudi Arabian Amiantit Co.(7)	6/25/12	53,100	265,827
Saudi Arabian Fertilizer Co.(7)	6/4/12	14,650	663,086
Saudi Arabian Mining Co.(1)(7)	6/25/12	54,900	324,972
Saudi Basic Industries Corp.(7)	3/26/12	66,696	1,767,254
Saudi British Bank(1)(7)	10/2/12	16,800	182,093
Saudi Cable Co.(7)	9/21/12	30,000	99,789
Saudi Cement Co.(7)	8/13/12	15,300	196,023
Saudi Chemical Co.(7)	11/26/12	25,900	291,085
Saudi Electricity Co.(7)	6/25/12	138,400	508,336
Saudi Industrial Investment Group(7)	6/11/12	40,000	222,642
Saudi International Petrochemicals Co.(7)	9/21/12	37,000	219,510
Saudi Kayan Petrochemical Co.(1)(7)	6/4/12	49,000	234,850
Saudi Telecom Co.(7)	5/21/12	78,600	816,304
Savola(7)	4/20/12	115,300	886,945
Yanbu National Petrochemicals Co.(1)(7)	1/7/13	23,900	273,068

Total Equity-Linked Securities (identified cost $16,118,152)			$16,599,565

Investment Funds — 0.1%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,454,659

Total Investment Funds (identified cost $5,027,204)		$2,454,659

Rights(1)— 0.0%(5)

Security	Shares	Value
Centrais Eletricas Brasileiras SA, Exp. 2/14/11	27,486	$1,319
Sahaviriya Steel Industries PCL, Exp. 2/22/11(4)	1,041,660	2,698

Total Rights (identified cost $0)		$4,017

Warrants(1)— 0.0%(5)

Security	Shares	Value
G J Steel PCL, Exp. 12/12/17	1,110,648	$7,549

Total Warrants (identified cost $1,108)		$7,549

27

Short-Term Investments — 0.9%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank & Trust Repurchase Agreement, dated 1/31/11, with a maturity date of 2/1/11, an interest rate of 0.01% and repurchase proceeds of $18,821,005; collateralized by $18,315,000 U.S. Treasury Bond, 3.125% due 4/30/17 and a market value of $19,199,615	$18,821	$18,821,000

Total Short-Term Investments (identified cost $18,821,000)		$18,821,000

Total Investments — 99.8% (identified cost $1,783,561,528)		$2,167,773,636

Other Assets, Less Liabilities — 0.2%		$4,826,487

Net Assets — 100.0%		$2,172,600,123

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)		Amount is less than 0.05%.

(6)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $16,599,565 or 0.8% of the Fund’s net assets.

28

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	12.5%	$270,540,523
Hong Kong Dollar	8.4	181,452,342
Brazilian Real	6.4	138,693,216
New Taiwan Dollar	6.2	134,830,190
Mexican Peso	6.2	134,315,040
Indian Rupee	6.1	133,154,340
South Korean Won	6.1	132,991,832
South African Rand	5.9	128,618,917
Polish Zloty	3.2	70,349,010
Malaysian Ringgit	3.1	67,810,352
Indonesian Rupiah	3.1	66,884,149
Chilean Peso	3.0	65,383,598
Thailand Baht	3.0	64,919,367
New Turkish Lira	2.8	61,419,983
Hungarian Forint	1.7	37,290,062
Czech Koruna	1.6	35,301,338
Moroccan Dirham	1.6	34,238,096
Philippine Peso	1.6	34,090,495
Qatari Riyal	1.5	33,646,166
Kuwaiti Dinar	1.5	32,456,631
Colombian Peso	1.4	30,045,701
Euro	1.3	29,276,916
United Arab Emirates Dirham	1.2	25,436,520
Egyptian Pound	1.2	25,416,221
Other currency, less than 1% each	9.2	199,212,631

Total Investments	99.8%	$2,167,773,636

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	26.0%	$564,318,219
Materials	12.7	275,004,729
Industrials	10.6	229,437,355
Energy	10.5	228,768,470
Telecommunication Services	10.1	219,533,279
Consumer Staples	7.6	165,957,292
Consumer Discretionary	7.5	162,409,843
Information Technology	6.7	145,825,688
Utilities	5.1	111,467,435
Health Care	2.0	43,764,101
Other	0.9	18,832,566
Investment Funds	0.1	2,454,659

Total Investments	99.8%	$2,167,773,636

The Fund did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,799,969,479

Gross unrealized appreciation	$449,534,721
Gross unrealized depreciation	(81,730,564)

Net unrealized appreciation	$367,804,157

29

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$42,787,477	$819,156,758		$0	$861,944,235
Emerging Europe	57,420,292	358,448,116		0	415,868,408
Latin America	426,172,904	—		—	426,172,904
Middle East/Africa	139,527,664	259,272,913		27,100,722	425,901,299

Total Common Stocks	$665,908,337	$1,436,877,787	*	$27,100,722	$2,129,886,846

Equity-Linked Securities	$—	$16,599,565		$—	$16,599,565
Investment Funds	—	2,454,659		—	2,454,659
Rights	1,319	2,698		—	4,017
Warrants	7,549	—		—	7,549
Short-Term Investments	—	18,821,000		—	18,821,000

Total Investments	$665,917,205	$1,474,755,709		$27,100,722	$2,167,773,636

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
Balance as of October 31, 2010	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(6,134,347)
Cost of purchases	3,396,182
Proceeds from sales	—
Accrued discount (premium)	—
Transfers to Level 3*	29,838,887
Transfers from Level 3*	—

Balance as of January 31, 2011	$27,100,722

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011*	$(6,134,347)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of certain investments and the effects of the market closure in Egypt.

All Level 3 investments held at October 31, 2010 were valued at $0.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the period then ended, was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

30

Eaton Vance Global Macro Absolute Return Advantage Fund as of January 31, 2011 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $433,996,948 and the Fund owned 74.8% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio	as of January 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 12.4%

	Principal
Security	Amount		Value
Colombia — 1.7%
Titulos De Tesoreria B, 9.25%, 8/15/12	COP	2,270,700,000	$1,300,128
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	15,462,000,000	8,471,649

Total Colombia			$9,771,777

Costa Rica — 2.3%
Republic of Costa Rica, 9.00%, 3/1/11(1)	USD	13,215,000	$13,347,150

Total Costa Rica			$13,347,150

Philippines — 1.5%
Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	$8,598,043

Total Philippines			$8,598,043

South Africa — 2.9%
Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	33,311,355	$4,749,590
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	27,192,487	3,739,948
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	56,084,316	7,849,589
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	4,939,071	896,215

Total South Africa			$17,235,342

Sri Lanka — 0.2%
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,040,000	$1,040,000

Total Sri Lanka			$1,040,000

Turkey — 1.3%
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	11,206,705	$7,578,469

Total Turkey			$7,578,469

Venezuela — 2.5%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	20,033,000	$11,168,397
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	4,816,900	3,251,408

Total Venezuela			$14,419,805

Total Foreign Government Bonds (identified cost $73,461,665)			$71,990,586

Precious Metals — 1.7%

	Troy
Description	Ounces	Value
Gold	7,234	$9,629,135

Total Precious Metals (identified cost $9,840,483)		$9,629,135

1

Put Options Purchased — 0.1%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
KOSPI 200 Index	27,745,000	KRW	205	10/13/11	$53,042
KOSPI 200 Index	27,745,000	KRW	200	10/11/12	154,175
KOSPI 200 Index	66,800,000	KRW	200	12/13/12	404,624
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	22,500

Total Put Options Purchased (identified cost $1,295,228)					$634,341

Short-Term Investments — 77.7%

Foreign Government Securities — 40.5%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.6%
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	16,400	$9,384,771

Total Brazil			$9,384,771

Croatia — 2.0%
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	8,707	$11,765,263

Total Croatia			$11,765,263

Egypt — 3.6%
Egypt Treasury Bill, 0.00%, 6/14/11(4)	EGP	15,400	$2,471,584
Egypt Treasury Bill, 0.00%, 7/12/11(4)	EGP	28,875	4,590,569
Egypt Treasury Bill, 0.00%, 7/26/11(4)	EGP	19,325	3,058,192
Egypt Treasury Bill, 0.00%, 8/30/11(4)	EGP	67,400	10,544,575

Total Egypt			$20,664,920

Georgia — 0.3%
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,850	$1,850,000

Total Georgia			$1,850,000

Hong Kong — 5.3%
Hong Kong Treasury Bill, 0.00%, 2/9/11	HKD	48,000	$6,156,457
Hong Kong Treasury Bill, 0.00%, 2/16/11	HKD	11,500	1,474,968
Hong Kong Treasury Bill, 0.00%, 3/2/11	HKD	10,500	1,346,657
Hong Kong Treasury Bill, 0.00%, 3/9/11	HKD	24,500	3,142,127
Hong Kong Treasury Bill, 0.00%, 4/6/11	HKD	10,000	1,282,332
Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	70,000	8,974,321
Hong Kong Treasury Bill, 0.00%, 6/22/11	HKD	20,000	2,563,323
Hong Kong Treasury Bill, 0.00%, 6/29/11	HKD	7,000	897,094
Hong Kong Treasury Bill, 0.00%, 7/13/11	HKD	12,500	1,601,760
Hong Kong Treasury Bill, 0.00%, 7/20/11	HKD	15,000	1,922,079
Hong Kong Treasury Bill, 0.00%, 7/27/11	HKD	12,500	1,601,631

Total Hong Kong			$30,962,749

Indonesia — 1.1%
Indonesia Treasury Bill, 0.00%, 2/10/11	IDR	10,746,000	$1,186,064
Indonesia Treasury Bill, 0.00%, 4/7/11	IDR	34,694,000	3,792,134
Indonesia Treasury Bill, 0.00%, 5/5/11	IDR	9,700,000	1,054,878

Total Indonesia			$6,033,076

2

	Principal
	Amount
Security	(000’s omitted)		Value
Israel — 5.6%
Israel Treasury Bill, 0.00%, 3/2/11	ILS	29,125	$7,838,372
Israel Treasury Bill, 0.00%, 4/6/11	ILS	35,795	9,613,143
Israel Treasury Bill, 0.00%, 5/4/11	ILS	11,560	3,098,663
Israel Treasury Bill, 0.00%, 6/1/11	ILS	35,933	9,611,488
Israel Treasury Bill, 0.00%, 9/7/11	ILS	9,369	2,487,372

Total Israel			$32,649,038

Kazakhstan — 3.4%
Kazakhstan National Bank, 0.00%, 4/8/11	KZT	737,000	$5,007,227
Kazakhstan National Bank, 0.00%, 4/15/11	KZT	296,543	2,014,249
Kazakhstan National Bank, 0.00%, 4/29/11	KZT	1,239,051	8,411,787
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	642,920	4,345,687

Total Kazakhstan			$19,778,950

Malaysia — 7.2%
Malaysia Treasury Bill, 0.00%, 2/8/11	MYR	12,176	$3,974,709
Malaysia Treasury Bill, 0.00%, 2/10/11	MYR	2,727	890,063
Malaysia Treasury Bill, 0.00%, 2/14/11	MYR	4,823	1,573,702
Malaysia Treasury Bill, 0.00%, 3/1/11	MYR	12,615	4,111,464
Malaysia Treasury Bill, 0.00%, 3/10/11	MYR	13,973	4,550,958
Malaysia Treasury Bill, 0.00%, 3/15/11	MYR	5,947	1,936,179
Malaysia Treasury Bill, 0.00%, 3/17/11	MYR	15,007	4,885,130
Malaysia Treasury Bill, 0.00%, 3/22/11	MYR	2,073	674,553
Malaysia Treasury Bill, 0.00%, 4/5/11	MYR	13,773	4,476,911
Malaysia Treasury Bill, 0.00%, 4/7/11	MYR	2,691	874,577
Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	24,165	7,833,833
Malaysia Treasury Bill, 0.00%, 5/18/11	MYR	9,036	2,927,499
Malaysia Treasury Bill, 0.00%, 5/24/11	MYR	8,309	2,690,715

Total Malaysia			$41,400,293

Mexico — 4.4%
Mexico Treasury Bill, 0.00%, 2/10/11	MXN	77,900	$6,411,932
Mexico Treasury Bill, 0.00%, 2/24/11	MXN	91,300	7,503,368
Mexico Treasury Bill, 0.00%, 3/3/11	MXN	39,000	3,202,655
Mexico Treasury Bill, 0.00%, 4/14/11	MXN	39,966	3,267,520
Mexico Treasury Bill, 0.00%, 4/20/11	MXN	18,752	1,531,045
Mexico Treasury Bill, 0.00%, 5/5/11	MXN	46,106	3,757,666

Total Mexico			$25,674,186

South Korea — 1.0%
Korea Monetary Stabilization Bond, 0.00%, 2/1/11	KRW	1,062,100	$947,133
Korea Monetary Stabilization Bond, 0.00%, 4/12/11	KRW	538,170	477,324
Korea Monetary Stabilization Bond, 0.00%, 4/19/11	KRW	1,850,080	1,639,944
Korea Monetary Stabilization Bond, 0.00%, 4/26/11	KRW	2,484,860	2,201,117
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	531,050	469,576

Total South Korea			$5,735,094

Thailand — 1.6%
Bank of Thailand Bond, 0.00%, 6/2/11	THB	46,668	$1,499,738
Bank of Thailand Bond, 0.00%, 7/14/11	THB	147,100	4,714,314
Bank of Thailand Bond, 0.00%, 8/4/11	THB	91,668	2,931,079

Total Thailand			$9,145,131

3

	Principal
	Amount
Security	(000’s omitted)		Value
Turkey — 3.4%
Turkey Government Bond, 0.00%, 2/2/11	TRY	8,592	$5,354,857
Turkey Government Bond, 0.00%, 5/11/11	TRY	14,151	8,662,782
Turkey Government Bond, 0.00%, 6/8/11	TRY	9,293	5,661,385

Total Turkey			$19,679,024

Total Foreign Government Securities (identified cost $235,501,651)			$234,722,495

U.S. Treasury Obligations — 8.5%

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 2/3/11(5)	$24,000	$23,999,856
United States Treasury Bill, 0.00%, 3/17/11	24,000	23,995,824
United States Treasury Bill, 0.00%, 7/28/11	1,240	1,239,355

Total U.S. Treasury Obligations (identified cost $49,234,946)		$49,235,035

Repurchase Agreements — 0.9%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America, dated 1/6/11 with a maturity date of 4/11/11, an interest rate of 0.40% and repurchase proceeds of EUR 3,904,117, collateralized by EUR 4,000,000 Spanish Government Bond 4.60% due 7/30/19 and a market value, including accrued interest, of $5,331,234.	EUR	3,900	$5,339,686

Total Repurchase Agreements (identified cost $5,076,043)			$5,339,686

Other Securities — 27.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(6)	$161,489	$161,488,651

Total Other Securities (identified cost $161,488,651)		$161,488,651

Total Short-Term Investments (identified cost $451,301,291)		$450,785,867

Total Investments — 91.9% (identified cost $535,898,667)		$533,039,929

Other Assets, Less Liabilities — 8.1%		$46,847,052

Net Assets — 100.0%		$579,886,981

4

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

COP	-	Colombian Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

KRW	-	South Korean Won

KZT	-	Kazak Tenge

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

THB	-	Thailand Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

(1)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $1,040,000 or 0.2% of the Portfolio’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $41,531.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Spanish Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,310,627)

Total Foreign Government Bonds (proceeds $4,963,544)			$(5,310,627)

Total Securities Sold Short (proceeds $4,963,544)			$(5,310,627)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2011 were $13,217,276 or 2.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

5

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/4/11	South African Rand 61,700,000	United States Dollar 8,758,109	Bank of America	$179,106
2/4/11	South African Rand 20,628,000	United States Dollar 2,995,991	Barclays Bank PLC	127,796
2/4/11	South African Rand 15,170,000	United States Dollar 2,180,851	Credit Suisse	71,557
2/10/11	Mexican Peso 77,900,000	United States Dollar 6,279,119	Bank of America	(138,063)
2/14/11	Euro 3,250,000	United States Dollar 4,214,633	Citigroup Global Markets	(234,409)
2/14/11	Euro 1,500,000	United States Dollar 2,050,860	Credit Suisse	(2,544)
2/14/11	Euro 25,517,000	United States Dollar 33,085,725	Deutsche Bank	(1,845,414)
2/14/11	Euro 1,550,000	United States Dollar 2,077,501	Goldman Sachs, Inc.	(44,350)
2/14/11	Euro 4,710,000	United States Dollar 6,150,177	Goldman Sachs, Inc.	(297,512)
2/16/11	South African Rand 10,664,927	United States Dollar 1,490,910	Credit Suisse	10,770
2/16/11	South African Rand 1,378,021	United States Dollar 194,361	Credit Suisse	3,112
2/17/11	South African Rand 20,141,215	United States Dollar 2,830,731	Credit Suisse	35,849
2/18/11	South African Rand 56,300,000	United States Dollar 7,798,781	Credit Suisse	(12,442)
2/23/11	South African Rand 21,285,115	United States Dollar 3,007,349	Bank of America	56,473
2/24/11	Euro 24,459,500	United States Dollar 32,824,649	HSBC Bank USA	(654,473)
2/24/11	Mexican Peso 39,000,000	United States Dollar 3,126,253	Citigroup Global Markets	(82,624)
2/25/11	Colombian Peso 9,299,568,760	United States Dollar 5,078,956	Bank of America	92,153
2/28/11	South African Rand 4,800,000	United States Dollar 666,500	Bank of America	1,562
2/28/11	South African Rand 19,155,858	United States Dollar 2,637,967	Credit Suisse	(15,669)
3/2/11	Israeli Shekel 7,090,000	United States Dollar 1,939,543	Barclays Bank PLC	28,569
3/3/11	Mexican Peso 39,000,000	United States Dollar 3,118,877	Bank of America	(88,104)
3/15/11	South African Rand 20,152,145	United States Dollar 2,918,486	Credit Suisse	133,205
4/6/11	Israeli Shekel 11,538,000	United States Dollar 3,154,614	Barclays Bank PLC	45,748
4/7/11	South African Rand 27,635,352	United States Dollar 4,002,571	HSBC Bank USA	196,243
4/11/11	South African Rand 30,700,000	United States Dollar 4,474,566	Standard Chartered Bank	248,593
4/13/11	South African Rand 34,300,000	United States Dollar 4,719,707	Barclays Bank PLC	(447)
4/13/11	South African Rand 11,740,000	United States Dollar 1,690,060	HSBC Bank USA	74,473

6

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
4/13/11	South African Rand 15,200,000	United States Dollar 2,155,111	Standard Chartered Bank	$63,381
5/4/11	Israeli Shekel 11,560,000	United States Dollar 3,158,901	Barclays Bank PLC	44,951
6/1/11	Israeli Shekel 11,580,000	United States Dollar 3,162,638	Barclays Bank PLC	44,195
6/2/11	Thai Baht 46,668,000	United States Dollar 1,503,479	Standard Chartered Bank	(3,455)
7/14/11	Thai Baht 147,100,000	United States Dollar 4,748,225	Standard Chartered Bank	4,739
8/4/11	Thai Baht 45,000,000	United States Dollar 1,463,891	Barclays Bank PLC	13,794
8/4/11	Thai Baht 46,668,000	United States Dollar 1,499,133	Barclays Bank PLC	(4,714)
9/8/11	Euro 8,707,000	United States Dollar 11,056,497	Citigroup Global Markets	(824,374)

				$(2,772,325)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/11	New Turkish Lira 4,694,000	United States Dollar 2,976,160	Credit Suisse	$(50,961)
2/4/11	Czech Koruna 90,487,000	Euro 3,683,484	Deutsche Bank	77,283
2/4/11	Czech Koruna 51,400,000	Euro 2,096,162	Deutsche Bank	38,689
2/7/11	Czech Koruna 66,500,000	Euro 2,674,915	Barclays Bank PLC	100,814
2/8/11	Czech Koruna 52,350,000	Euro 2,143,822	Bank of America	27,238
2/10/11	New Taiwan Dollar 54,000,000	United States Dollar 1,852,424	Citigroup Global Markets	7,479
2/10/11	Polish Zloty 87,302,000	Euro 22,357,611	Credit Suisse	(220,850)
2/10/11	South Korean Won 1,960,000,000	United States Dollar 1,742,455	Credit Suisse	4,982
2/14/11	Chilean Peso 6,660,000,000	United States Dollar 13,488,608	Standard Chartered Bank	278,631
2/14/11	Indonesian Rupiah 8,000,000,000	United States Dollar 875,274	Deutsche Bank	6,311
2/14/11	New Taiwan Dollar 81,010,000	United States Dollar 2,783,179	Barclays Bank PLC	7,238
2/14/11	New Turkish Lira 5,000,000	United States Dollar 3,147,742	Barclays Bank PLC	(37,126)
2/14/11	New Turkish Lira 2,570,000	United States Dollar 1,666,126	HSBC Bank USA	(67,269)
2/14/11	South Korean Won 1,230,000,000	United States Dollar 1,089,170	Goldman Sachs, Inc.	7,268
2/14/11	South Korean Won 1,360,000,000	United States Dollar 1,212,337	Standard Chartered Bank	(15)
2/15/11	New Taiwan Dollar 139,540,000	United States Dollar 4,807,083	Credit Suisse	(485)
2/17/11	Colombian Peso 1,980,000,000	United States Dollar 1,063,087	Credit Suisse	(1,819)
2/18/11	Indian Rupee 34,500,000	United States Dollar 757,077	Standard Chartered Bank	(8,217)

7

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/18/11	Swedish Krona 51,540,000	Euro 5,744,539	Goldman Sachs, Inc.	$122,591
2/22/11	Indian Rupee 59,600,000	United States Dollar 1,300,742	Credit Suisse	(8,181)
2/22/11	Indonesian Rupiah 3,960,000,000	United States Dollar 433,450	Citigroup Global Markets	2,084
2/22/11	Norwegian Krone 6,700,000	Euro 849,026	Citigroup Global Markets	(3,201)
2/22/11	Norwegian Krone 2,830,000	Euro 360,835	Citigroup Global Markets	(4,387)
2/22/11	Norwegian Krone 12,550,000	Euro 1,625,633	Goldman Sachs, Inc.	(54,307)
2/22/11	Norwegian Krone 33,169,000	Euro 4,189,222	HSBC Bank USA	3,262
2/22/11	South Korean Won 1,300,000,000	United States Dollar 1,165,501	Goldman Sachs, Inc.	(7,018)
2/24/11	Indian Rupee 96,000,000	United States Dollar 2,092,415	Standard Chartered Bank	(11,340)
2/24/11	Indonesian Rupiah 13,840,700,000	United States Dollar 1,516,124	Standard Chartered Bank	5,381
2/24/11	South Korean Won 5,020,000,000	United States Dollar 4,481,463	Standard Chartered Bank	(8,278)
2/28/11	Chilean Peso 2,602,256,250	United States Dollar 5,271,353	Bank of America	100,690
2/28/11	Czech Koruna 472,812,000	Euro 19,493,383	Goldman Sachs, Inc.	68,762
2/28/11	Indian Rupee 71,900,000	United States Dollar 1,567,473	Standard Bank	(10,185)
2/28/11	Swedish Krona 9,980,000	Euro 1,107,829	Citigroup Global Markets	29,514
2/28/11	Swedish Krona 90,118,500	Euro 10,034,127	Standard Chartered Bank	224,721
3/2/11	Brazilian Real 17,080,000	United States Dollar 10,160,014	Goldman Sachs, Inc.	16,950
3/2/11	Israeli Shekel 1,672,600	United States Dollar 466,482	Citigroup Global Markets	(15,665)
3/2/11	Israeli Shekel 8,830,000	United States Dollar 2,454,435	Citigroup Global Markets	(74,477)
3/2/11	Israeli Shekel 12,695,104	United States Dollar 3,543,096	Credit Suisse	(121,373)
3/2/11	Israeli Shekel 4,677,400	United States Dollar 1,300,000	HSBC Bank USA	(39,296)
3/2/11	Israeli Shekel 19,325,000	United States Dollar 5,425,171	Standard Chartered Bank	(216,486)
3/7/11	South Korean Won 4,196,000,000	United States Dollar 3,730,441	Credit Suisse	6,534
3/7/11	South Korean Won 4,196,000,000	United States Dollar 3,730,176	Goldman Sachs, Inc.	6,799
3/14/11	Indian Rupee 99,000,000	United States Dollar 2,161,100	Credit Suisse	(22,409)
3/14/11	Indian Rupee 88,200,000	United States Dollar 1,922,825	Deutsche Bank	(17,446)
3/18/11	Swedish Krona 15,230,000	Euro 1,694,548	Standard Chartered Bank	38,383
3/21/11	Norwegian Krone 32,000,000	Euro 4,078,511	Goldman Sachs, Inc.	(53,279)
3/21/11	Norwegian Krone 6,800,000	Euro 864,238	HSBC Bank USA	(7,976)
3/24/11	New Taiwan Dollar 87,200,000	United States Dollar 3,027,042	Citigroup Global Markets	(20,945)

8

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/29/11	Indian Rupee 22,400,000	United States Dollar 489,457	Deutsche Bank	$(6,854)
3/29/11	Indian Rupee 26,000,000	United States Dollar 568,182	Standard Chartered Bank	(8,018)
3/29/11	South Korean Won 500,000,000	United States Dollar 432,788	Bank of America	11,933
3/29/11	South Korean Won 505,000,000	United States Dollar 437,135	Credit Suisse	12,034
3/30/11	Indian Rupee 32,000,000	United States Dollar 698,843	Deutsche Bank	(9,534)
3/31/11	Indonesian Rupiah 17,500,000,000	United States Dollar 1,929,863	Standard Chartered Bank	(18,577)
4/5/11	Indian Rupee 99,200,000	United States Dollar 2,179,741	Barclays Bank PLC	(45,194)
4/6/11	Indian Rupee 329,390,000	United States Dollar 7,242,918	Barclays Bank PLC	(156,541)
4/6/11	Indonesian Rupiah 11,798,600,000	United States Dollar 1,311,247	Barclays Bank PLC	(24,068)
4/6/11	Indonesian Rupiah 14,421,400,000	United States Dollar 1,602,556	Credit Suisse	(29,241)
4/6/11	Indonesian Rupiah 14,421,400,000	United States Dollar 1,602,734	Deutsche Bank	(29,419)
4/6/11	Indonesian Rupiah 11,798,600,000	United States Dollar 1,310,956	Standard Chartered Bank	(23,777)
4/6/11	Polish Zloty 8,400,000	Euro 2,118,778	Barclays Bank PLC	11,514
4/7/11	South Korean Won 800,000,000	United States Dollar 707,026	Citigroup Global Markets	4,119
4/7/11	Swedish Krona 45,539,000	Euro 5,058,874	Credit Suisse	121,467
4/7/11	Swedish Krona 19,018,000	Euro 2,119,644	Credit Suisse	41,211
4/7/11	Swedish Krona 24,420,000	Euro 2,737,883	Goldman Sachs, Inc.	30,806
4/7/11	Swedish Krona 16,588,950	Euro 1,850,000	HSBC Bank USA	34,462
4/13/11	Czech Koruna 67,130,000	Euro 2,735,311	Goldman Sachs, Inc.	54,207
4/13/11	Israeli Shekel 12,700,000	United States Dollar 3,579,073	Credit Suisse	(157,342)
4/13/11	Polish Zloty 3,830,000	Euro 978,446	Goldman Sachs, Inc.	(12,339)
4/19/11	Indonesian Rupiah 4,760,000,000	United States Dollar 517,110	Credit Suisse	809
4/21/11	Indian Rupee 58,800,000	United States Dollar 1,275,211	Goldman Sachs, Inc.	(13,699)
4/21/11	Indonesian Rupiah 15,280,000,000	United States Dollar 1,666,303	Credit Suisse	(4,417)
4/27/11	Indonesian Rupiah 9,500,000,000	United States Dollar 1,034,295	Citigroup Global Markets	(2,317)
4/27/11	Indonesian Rupiah 6,030,000,000	United States Dollar 656,005	Credit Suisse	(971)
4/27/11	Indonesian Rupiah 6,030,000,000	United States Dollar 656,219	Standard Bank	(1,185)
4/28/11	Indian Rupee 100,000,000	United States Dollar 2,161,228	Citigroup Global Markets	(18,556)
5/2/11	Czech Koruna 102,000,000	Euro 4,206,706	Credit Suisse	13,350
5/2/11	New Turkish Lira 9,450,000	United States Dollar 5,817,175	HSBC Bank USA	(1,790)

9

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
5/2/11	Polish Zloty 13,800,000	Euro 3,486,609	Bank of America	$2,374
5/26/11	Yuan Renminbi 10,536,000	United States Dollar 1,600,000	Bank of America	5,656
5/26/11	Yuan Renminbi 10,540,800	United States Dollar 1,600,000	Barclays Bank PLC	6,387
5/26/11	Yuan Renminbi 10,537,600	United States Dollar 1,600,000	Citigroup Global Markets	5,900
6/3/11	Yuan Renminbi 18,050,000	United States Dollar 2,728,235	Bank of America	24,029
6/3/11	Yuan Renminbi 18,050,000	United States Dollar 2,726,998	Deutsche Bank	25,265
9/2/11	Yuan Renminbi 32,173,000	United States Dollar 4,793,355	Bank of America	141,121
10/12/11	Yuan Renminbi 6,300,000	United States Dollar 962,861	Bank of America	5,586
11/28/11	Yuan Renminbi 8,720,000	United States Dollar 1,346,926	Bank of America	(3,001)
11/28/11	Yuan Renminbi 10,390,400	United States Dollar 1,600,000	Barclays Bank PLC	1,367
11/28/11	Yuan Renminbi 20,784,000	United States Dollar 3,200,000	Standard Chartered Bank	3,227
12/9/11	Yuan Renminbi 15,060,000	United States Dollar 2,316,210	Barclays Bank PLC	6,204
12/13/11	Yuan Renminbi 5,400,000	United States Dollar 829,238	Barclays Bank PLC	3,679
12/16/11	Yuan Renminbi 29,200,000	United States Dollar 4,467,564	Barclays Bank PLC	37,082
12/16/11	Yuan Renminbi 10,220,000	United States Dollar 1,573,276	Barclays Bank PLC	3,350
12/30/11	Yuan Renminbi 8,200,000	United States Dollar 1,268,368	Bank of America	(2,414)
12/30/11	Yuan Renminbi 13,090,000	United States Dollar 2,035,770	Bank of America	(14,874)
1/17/12	Yuan Renminbi 19,230,000	United States Dollar 2,985,330	Bank of America	(13,639)
1/30/12	Yuan Renminbi 7,180,000	United States Dollar 1,111,834	Bank of America	(1,503)
1/30/12	Yuan Renminbi 24,719,200	United States Dollar 3,832,256	Barclays Bank PLC	(9,626)
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citigroup Global Markets	(7,061)
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citigroup Global Markets	(3,107)
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	(6,239)
11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	(16,531)
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	(1,632)

				$62,286

10

At January 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $992,444 and a payable of $160,047.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
2/11	158 Brent Crude Oil	Short	$(15,264,800)	$(15,959,580)	$(694,780)
2/11	158 Light Sweet Crude Oil	Long	13,749,050	14,566,020	816,970
3/11	43 Euro-Bund	Short	(7,395,096)	(7,285,003)	110,093
3/11	28 Euro-Buxl	Short	(4,132,782)	(4,036,037)	96,745
3/11	19 Japan 10-Year Bond	Short	(32,437,744)	(32,412,037)	25,707
3/11	10 U.S. 10-Year Treasury Note	Short	(1,242,188)	(1,207,969)	34,219

					$388,954

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio
	Amount		Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	Appreciation
Bank of America	ZAR	10,073	Receive	3-Month ZAR JIBAR	6.86%	11/17/15	$55,236
Bank of America	ZAR	20,153	Receive	3-Month ZAR JIBAR	7.18	12/15/15	76,547
Bank of America	ZAR	5,063	Receive	3-Month ZAR JIBAR	7.26	11/16/20	59,631
Bank of America	ZAR	10,070	Receive	3-Month ZAR JIBAR	7.42	11/17/20	103,216
Bank of America	ZAR	7,680	Receive	3-Month ZAR JIBAR	7.31	11/19/20	86,126
Citigroup Global Markets	ZAR	5,016	Receive	3-Month ZAR JIBAR	7.29	11/19/20	57,219
Citigroup Global Markets	ZAR	27,635	Receive	3-Month ZAR JIBAR	7.69	1/7/21	222,254
Deutsche Bank	ZAR	3,910	Receive	3-Month ZAR JIBAR	6.71	11/19/15	24,540
Deutsche Bank	ZAR	6,983	Receive	3-Month ZAR JIBAR	7.26	11/16/20	82,248
Deutsche Bank	ZAR	4,655	Receive	3-Month ZAR JIBAR	7.27	11/19/20	53,994
Deutsche Bank	ZAR	4,800	Receive	3-Month ZAR JIBAR	7.77	11/26/20	32,925
Standard Bank	ZAR	16,000	Receive	3-Month ZAR JIBAR	7.87	11/30/20	94,376

							$948,312

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
South Africa	Bank of America	$890	1.00	%(1)	12/20/15	1.34%	$(5,762)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.34	(19,445)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.34	(11,643)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.34	(19,855)
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/15	1.30	67,125
South Africa	Credit Suisse	890	1.00	(1)	12/20/15	1.34	(4,533)
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/15	1.34	(11,346)
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/15	1.34	(20,450)
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/16	1.37	(61,614)

							$(87,523)

11

Credit Default Swaps — Buy Protection

				Contract
		Notional		Annual			Net Unrealized
		Amount		Fixed		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Rate**		Date	(Depreciation)
Brazil	Bank of America		$4,600	1.00	%(1)	12/20/20	$38,454
Brazil	Bank of America		1,217	1.00	(1)	12/20/20	3,687
Brazil	Bank of America		533	1.00	(1)	12/20/20	2,044
Brazil	Bank of America		280	1.00	(1)	12/20/20	1,511
Brazil	Barclays Bank PLC		1,430	1.00	(1)	12/20/20	3,104
Brazil	Citigroup Global Markets		2,400	1.00	(1)	9/20/20	(19,613)
Brazil	Citigroup Global Markets		270	1.00	(1)	12/20/20	1,348
Brazil	Standard Chartered Bank		2,400	1.00	(1)	9/20/20	(2,438)
Brazil	Standard Chartered Bank		280	1.00	(1)	12/20/20	1,398
Egypt	Citigroup Global Markets		1,300	1.00	(1)	12/20/15	96,720
Egypt	Credit Suisse		2,130	1.00	(1)	12/20/15	167,316
Egypt	Credit Suisse		2,155	1.00	(1)	12/20/15	160,322
Egypt	Deutsche Bank		8,600	1.00	(1)	12/20/15	781,023
Philippines	Bank of America		2,000	1.00	(1)	12/20/15	2,543
Philippines	Bank of America		1,400	1.00	(1)	12/20/15	587
Philippines	Barclays Bank PLC		2,400	1.00	(1)	12/20/15	(12,858)
Philippines	Barclays Bank PLC		1,600	1.00	(1)	3/20/16	9,053
Philippines	Barclays Bank PLC		1,400	1.00	(1)	3/20/16	3,321
Philippines	Barclays Bank PLC		1,600	1.00	(1)	3/20/16	82
Philippines	Citigroup Global Markets		6,600	1.00	(1)	9/20/15	(96,031)
Philippines	Citigroup Global Markets		2,000	1.00	(1)	3/20/16	1,068
Philippines	Deutsche Bank		1,300	1.00	(1)	12/20/15	516
Philippines	Deutsche Bank		1,000	1.00	(1)	12/20/15	(545)
Philippines	Deutsche Bank		2,300	1.00	(1)	12/20/15	(1,132)
Philippines	Goldman Sachs, Inc.		2,000	1.00	(1)	3/20/16	121
Philippines	Standard Chartered Bank		1,000	1.00	(1)	12/20/15	1,844
Russia	Bank of America		1,980	1.00	(1)	12/20/20	(4,234)
Russia	Barclays Bank PLC		990	1.00	(1)	12/20/20	(1,357)
South Africa	Bank of America		3,190	1.00	(1)	12/20/20	33,537
South Africa	Bank of America		890	1.00	(1)	12/20/20	12,640
South Africa	Barclays Bank PLC		3,830	1.00	(1)	12/20/20	46,229
South Africa	Barclays Bank PLC		2,280	1.00	(1)	12/20/20	32,703
South Africa	Citigroup Global Markets		4,800	1.00	(1)	9/20/20	(60,168)
South Africa	Credit Suisse		4,785	1.00	(1)	12/20/20	46,586
South Africa	Credit Suisse		2,000	1.00	(1)	12/20/20	20,453
South Africa	Credit Suisse		890	1.00	(1)	12/20/20	10,498
South Africa	Credit Suisse		8,100	1.00	(1)	3/20/21	73,393
Spain	Bank of America		2,400	1.00	(1)	9/20/20	5,657
Spain	Barclays Bank PLC		2,421	1.00	(1)	9/20/20	37,893
Spain	Barclays Bank PLC		3,900	1.00	(1)	12/20/20	34,780
Spain	Barclays Bank PLC		1,100	1.00	(1)	12/20/20	11,893
Spain	Barclays Bank PLC		3,200	1.00	(1)	12/20/20	(113,916)
Spain	Credit Suisse		2,200	1.00	(1)	3/20/21	(97,071)
Spain	Deutsche Bank		3,500	1.00	(1)	12/20/20	(21,479)
Thailand	Bank of America		1,000	1.00	(1)	3/20/16	7,722
Thailand	Barclays Bank PLC		3,000	1.00	(1)	3/20/16	34,599
Thailand	Standard Chartered Bank		3,300	1.00	(1)	9/20/15	(11,610)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	2,275	1.00	(1)	12/20/15	(23,877)
iTraxx Europe Senior Financials 5-Year Index	Credit Suisse	EUR	2,275	1.00	(1)	12/20/15	(24,506)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	1,000	1.00	(1)	12/20/15	60,475
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	2,850	1.00	%(1)	12/20/15	6,827

12

				Contract
		Notional		Annual			Net Unrealized
		Amount		Fixed		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Rate**		Date	(Depreciation)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	1,000	1.00	(1)	12/20/15	$703
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	1,200	1.00	(1)	12/20/15	(25,163)
iTraxx Europe Subordinated Financials 5-Year Index	Citigroup Global Markets	EUR	400	1.00	(1)	12/20/15	23,947
iTraxx Europe Subordinated Financials 5-Year Index	Credit Suisse	EUR	1,015	1.00	(1)	12/20/15	61,940
iTraxx Europe Subordinated Financials 5-Year Index	Credit Suisse	EUR	1,000	1.00	(1)	12/20/15	(24,155)

							$1,298,384

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $30,765,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Appreciation
Citigroup Global Markets	TRY	10,951	$7,200	3-Month USD-LIBOR-BBA	8.23%	9/3/20	$66,222

$66,222

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

13

Equity Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Futures Contracts*	$816,970	$(694,780)
Commodity	Put Options Purchased	22,500	—

		$839,470	$(694,780)

Credit	Credit Default Swaps	$1,905,662	$(694,801)

		$1,905,662	$(694,801)

Equity	Put Options Purchased	$611,841	$—

		$611,841	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$4,257,456	$(6,135,098)

		$4,257,456	$(6,135,098)

Interest Rate	Cross-Currency Swaps	$66,222	$—
Interest Rate	Futures Contracts*	266,764	—
Interest Rate	Interest Rate Swaps	948,312	—

		$1,281,298	$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$536,079,954

Gross unrealized appreciation	$2,330,702
Gross unrealized depreciation	(5,370,727)

Net unrealized depreciation	$(3,040,025)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

14

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$71,990,586	$—	$71,990,586
Precious Metals	9,629,135	—	—	9,629,135
Put Options Purchased	—	634,341	—	634,341
Short-Term Investments —
Foreign Government Securities	—	214,057,575	20,664,920	234,722,495
U.S. Treasury Obligations	—	49,235,035	—	49,235,035
Repurchase Agreements	—	5,339,686	—	5,339,686
Other Securities	—	161,488,651	—	161,488,651

Total Investments	$9,629,135	$502,745,874	$20,664,920	$533,039,929

Forward Foreign Currency Exchange Contracts	$—	$4,257,456	$—	$4,257,456
Swaps Contracts	—	2,920,196	—	2,920,196
Futures Contracts	1,083,734	—	—	1,083,734

Total	$10,712,869	$509,923,526	$20,664,920	$541,301,315

Liability Description

Securities Sold Short	$—	$(5,310,627)	$—	$(5,310,627)
Forward Foreign Currency Exchange Contracts	—	(6,135,098)	—	(6,135,098)
Swaps Contracts	—	(694,801)	—	(694,801)
Futures Contracts	(694,780)	—	—	(694,780)

Total	$(694,780)	$(12,140,526)	$—	$(12,835,306)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investment in
Short-Term
Investments –
Foreign
Government
Securities
Balance as of October 31, 2010	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(885,948)
Cost of purchases	17,320,229
Proceeds from sales	—
Accrued discount (premium)	322,858
Transfers to Level 3*	3,907,781
Transfers from Level 3*	—

Balance as of January 31, 2011	$20,664,920

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(885,948)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to the effects of the market closure in Egypt.

15

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: March 24, 2011

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: March 24, 2011